UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 12 of its series: Allspring Alternative Risk Premia Fund, Allspring California Limited-Term Tax-Free Fund, Allspring California Tax-Free Fund, Allspring High Yield Municipal Bond Fund, Allspring Intermediate Tax/AMT-Free Fund, Allspring Minnesota Tax-Free Fund, Allspring Municipal Bond Fund, Allspring Pennsylvania Tax-Free Fund, Allspring Short-Term Municipal Bond Fund, Allspring Strategic Municipal Bond Fund, Allspring Ultra Short-Term Municipal Income Fund, and Allspring Wisconsin Tax-Free Fund.

Date of reporting period: December 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

December 31, 2024

Alternative Risk Premia Fund

Class R6

WRPRX

This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$32	0.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$116,714,836
Consolidated # of portfolio holdings	69
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$210,152

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Bond futures	80	83
Commodity futures	13	17
Currency forwards	93	125
Equity index futures	19	4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4816 12-24

Semi-Annual Shareholder Report

December 31, 2024

Alternative Risk Premia Fund

Institutional Class

WRPIX

This semi-annual shareholder report contains important information about Alternative Risk Premia Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund consolidated costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$37	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Consolidated Total net assets	$116,714,836
Consolidated # of portfolio holdings	69
Consolidated Portfolio turnover rate	0%
Consolidated Total advisory fees paid	$210,152

What did the Fund invest in?

CONSOLIDATED NET ASSET EXPOSURE (%)

	Long Position	Short Position
Bond futures	80	83
Commodity futures	13	17
Currency forwards	93	125
Equity index futures	19	4

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since July 1, 2024.

Effective October 23, 2024, Chenfei Ma, CFA, was added as a portfolio manager to the Fund. Effective November 1, 2024 and December 31, 2024, Kevin Cole and Eddie Cheng respectively, were no longer portfolio managers to the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4723 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Limited-Term Tax-Free Fund

Administrator Class

SCTIX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	20.7
1-3 years	29.9
3-5 years	22.1
5-10 years	25.6
10-20 years	1.5
20-30 years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0633 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Limited-Term Tax-Free Fund

Class A

SFCIX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	20.7
1-3 years	29.9
3-5 years	22.1
5-10 years	25.6
10-20 years	1.5
20-30 years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0033 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Limited-Term Tax-Free Fund

Class C

SFCCX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	20.7
1-3 years	29.9
3-5 years	22.1
5-10 years	25.6
10-20 years	1.5
20-30 years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR1809 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Limited-Term Tax-Free Fund

Institutional Class

SFCNX

This semi-annual shareholder report contains important information about California Limited-Term Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$281,561,813
# of portfolio holdings	260
Portfolio turnover rate	9%
Total advisory fees paid	$563,428

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

California Community Choice Financing Authority Clean Energy Project Series A, 4.00%, 10-1-2052	4.1
California State University Series B-2, 0.55%, 11-1-2049	2.9
California Community Choice Financing Authority Series B-2, 4.07%, 2-1-2052	2.3
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	2.3
California Community Choice Financing Authority Series A-1, 5.00%, 12-1-2053	2.2
FHLMC Multifamily VRD Certificates Series M-057, 2.40%, 10-15-2029	2.0
California Community Choice Financing Authority Series F, 5.50%, 10-1-2054	1.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2029	1.8
California Infrastructure & Economic Development Bank Colburn School, 4.52%, 8-1-2072	1.8
California HFFA Providence St. Joseph Health Obligated Group Series B-3, 2.00%, 10-1-2036	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.0
AA/Aa	29.4
A/A	33.5
BBB/Baa	24.9
BB/Ba	5.2
B/B	0.7
Not Rated	4.3
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	20.7
1-3 years	29.9
3-5 years	22.1
5-10 years	25.6
10-20 years	1.5
20-30 years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3178 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Tax-Free Fund

Administrator Class

SGCAX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.0
1-3 years	8.5
3-5 years	4.3
5-10 years	8.5
10-20 years	16.5
20-30 years	44.8
30+ years	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0632 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Tax-Free Fund

Class A

SCTAX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.0
1-3 years	8.5
3-5 years	4.3
5-10 years	8.5
10-20 years	16.5
20-30 years	44.8
30+ years	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0032 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Tax-Free Fund

Class C

SCTCX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.0
1-3 years	8.5
3-5 years	4.3
5-10 years	8.5
10-20 years	16.5
20-30 years	44.8
30+ years	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0532 12-24

Semi-Annual Shareholder Report

December 31, 2024

California Tax-Free Fund

Institutional Class

SGTIX

This semi-annual shareholder report contains important information about California Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$625,837,335
# of portfolio holdings	251
Portfolio turnover rate	12%
Total advisory fees paid	$1,203,945

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

San Francisco Community College District Series B, 5.25%, 6-15-2049	2.7
California HFFA Cedars-Sinai Medical Center Obligated Group Series B, 4.00%, 8-15-2039	1.7
California Municipal Finance Authority Samuel Merritt University, 5.25%, 6-1-2053	1.6
State of California, 5.00%, 8-1-2046	1.6
California HFFA Children’s Hospital Los Angeles Obligated Group Series A, 5.00%, 8-15-2047	1.6
Long Beach Unified School District Series C, 4.00%, 8-1-2053	1.6
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A, 5.25%, 7-1-2054	1.5
Santa Ana Unified School District Series B, 0.00%, 8-1-2038	1.4
Los Angeles Department of Water & Power System Revenue Series C, 5.00%, 7-1-2054	1.4
Hayward Unified School District, 5.25%, 8-1-2052	1.3

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.6
AA/Aa	32.9
A/A	30.0
BBB/Baa	21.6
BB/Ba	2.2
B/B	0.7
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.0
1-3 years	8.5
3-5 years	4.3
5-10 years	8.5
10-20 years	16.5
20-30 years	44.8
30+ years	1.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3179 12-24

Semi-Annual Shareholder Report

December 31, 2024

High Yield Municipal Bond Fund

Administrator Class

WHYDX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.0
1-3 years	3.4
3-5 years	1.7
5-10 years	4.5
10-20 years	16.9
20-30 years	58.5
30+ years	7.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3772 12-24

Semi-Annual Shareholder Report

December 31, 2024

High Yield Municipal Bond Fund

Class A

WHYMX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.0
1-3 years	3.4
3-5 years	1.7
5-10 years	4.5
10-20 years	16.9
20-30 years	58.5
30+ years	7.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3364 12-24

Semi-Annual Shareholder Report

December 31, 2024

High Yield Municipal Bond Fund

Class C

WHYCX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.0
1-3 years	3.4
3-5 years	1.7
5-10 years	4.5
10-20 years	16.9
20-30 years	58.5
30+ years	7.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3556 12-24

Semi-Annual Shareholder Report

December 31, 2024

High Yield Municipal Bond Fund

Class R6

EKHRX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.0
1-3 years	3.4
3-5 years	1.7
5-10 years	4.5
10-20 years	16.9
20-30 years	58.5
30+ years	7.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4808 12-24

Semi-Annual Shareholder Report

December 31, 2024

High Yield Municipal Bond Fund

Institutional Class

WHYIX

This semi-annual shareholder report contains important information about High Yield Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$196,393,319
# of portfolio holdings	196
Portfolio turnover rate	9%
Total advisory fees paid	$337,364

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1, 5.00%, 7-1-2058	1.5
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A, 3.75%, 11-15-2050	1.3
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT, 5.00%, 6-30-2058	1.2
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1, 5.25%, 6-1-2056	1.2
MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6-1-2054	1.2
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A, 7.00%, 4-15-2053	1.1
Louisiana PFA Calcasieu Bridge Partners LLC, 5.75%, 9-1-2064	1.1
Chicago O'Hare International Airport Series A, 5.50%, 1-1-2053	1.1
New York Transportation Development Corp. JFK NTO LLC, 5.50%, 6-30-2054	1.1
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A, 5.50%, 9-15-2044	1.1

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	4.8
A/A	12.5
BBB/Baa	27.0
BB/Ba	12.7
B/B	0.7
CCC/Caa and below	0.2
Not Rated	41.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	8.0
1-3 years	3.4
3-5 years	1.7
5-10 years	4.5
10-20 years	16.9
20-30 years	58.5
30+ years	7.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3172 12-24

Semi-Annual Shareholder Report

December 31, 2024

Intermediate Tax/AMT-Free Fund

Administrator Class

WFITX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.2
1-3 years	21.8
3-5 years	14.7
5-10 years	23.5
10-20 years	23.0
20-30 years	0.7
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3718 12-24

Semi-Annual Shareholder Report

December 31, 2024

Intermediate Tax/AMT-Free Fund

Class A

WFTAX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.2
1-3 years	21.8
3-5 years	14.7
5-10 years	23.5
10-20 years	23.0
20-30 years	0.7
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3322 12-24

Semi-Annual Shareholder Report

December 31, 2024

Intermediate Tax/AMT-Free Fund

Class C

WFTFX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$72	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.2
1-3 years	21.8
3-5 years	14.7
5-10 years	23.5
10-20 years	23.0
20-30 years	0.7
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3534 12-24

Semi-Annual Shareholder Report

December 31, 2024

Intermediate Tax/AMT-Free Fund

Class R6

WFRTX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.2
1-3 years	21.8
3-5 years	14.7
5-10 years	23.5
10-20 years	23.0
20-30 years	0.7
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4809 12-24

Semi-Annual Shareholder Report

December 31, 2024

Intermediate Tax/AMT-Free Fund

Institutional Class

WITIX

This semi-annual shareholder report contains important information about Intermediate Tax/AMT-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$955,857,369
# of portfolio holdings	541
Portfolio turnover rate	7%
Total advisory fees paid	$1,142,790

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Ascension Health Credit Group Series A, 4.00%, 11-15-2039	1.5
Tohopekaliga Water Authority, 5.00%, 10-1-2025	1.3
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 12-15-2030	1.1
City of New York Series L-3, 3.80%, 4-1-2036	1.0
Bay Area Toll Authority Series A, 4.87%, 4-1-2036	1.0
Town of Clayton, 5.00%, 11-1-2028	1.0
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB, 0.00%, 6-15-2029	0.9
Dallas Fort Worth International Airport Series B, 4.00%, 11-1-2045	0.9
Regents of the University of California Medical Center Pooled Revenue Series O2, 3.70%, 5-15-2045	0.8
College Community School District Series A, 4.00%, 6-1-2042	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	2.9
AA/Aa	33.1
A/A	35.6
BBB/Baa	19.8
BB/Ba	2.6
B/B	0.3
Not Rated	5.7
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	16.2
1-3 years	21.8
3-5 years	14.7
5-10 years	23.5
10-20 years	23.0
20-30 years	0.7
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3158 12-24

Semi-Annual Shareholder Report

December 31, 2024

Minnesota Tax-Free Fund

Administrator Class

NWMIX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	19.2
1-3 years	13.6
3-5 years	9.5
5-10 years	15.8
10-20 years	24.4
20-30 years	13.8
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0063 12-24

Semi-Annual Shareholder Report

December 31, 2024

Minnesota Tax-Free Fund

Class A

NMTFX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	19.2
1-3 years	13.6
3-5 years	9.5
5-10 years	15.8
10-20 years	24.4
20-30 years	13.8
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0003 12-24

Semi-Annual Shareholder Report

December 31, 2024

Minnesota Tax-Free Fund

Class C

WMTCX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$81	1.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	19.2
1-3 years	13.6
3-5 years	9.5
5-10 years	15.8
10-20 years	24.4
20-30 years	13.8
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3527 12-24

Semi-Annual Shareholder Report

December 31, 2024

Minnesota Tax-Free Fund

Institutional Class

WMTIX

This semi-annual shareholder report contains important information about Minnesota Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$167,156,395
# of portfolio holdings	218
Portfolio turnover rate	10%
Total advisory fees paid	$291,143

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

City of Rochester Mayo Clinic, 5.00%, 11-15-2057	2.8
State of Minnesota Office Building Project, 5.00%, 11-1-2042	2.0
Minnesota Housing Finance Agency Series M, 4.85%, 7-1-2037	1.9
City of St. Cloud CentraCare Health System Obligated Group, 4.00%, 5-1-2050	1.8
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A, 5.00%, 10-1-2039	1.7
Minnesota Higher Education Facilities Authority St. Olaf College, 4.00%, 10-1-2046	1.5
Duluth EDA Essentia Health Obligated Group Series A, 5.25%, 2-15-2053	1.5
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q, 4.05%, 4-1-2037	1.4
Brainerd Independent School District No. 181 Series A, 4.00%, 2-1-2042	1.2
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	1.2

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	13.4
AA/Aa	30.7
A/A	28.7
BBB/Baa	14.3
BB/Ba	5.5
B/B	1.6
Not Rated	5.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	19.2
1-3 years	13.6
3-5 years	9.5
5-10 years	15.8
10-20 years	24.4
20-30 years	13.8
30+ years	3.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4713 12-24

Semi-Annual Shareholder Report

December 31, 2024

Municipal Bond Fund

Administrator Class

WMFDX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$30	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.7
1-3 years	10.2
3-5 years	8.1
5-10 years	13.5
10-20 years	19.8
20-30 years	33.0
30+ years	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3707 12-24

Semi-Annual Shareholder Report

December 31, 2024

Municipal Bond Fund

Class A

WMFAX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.7
1-3 years	10.2
3-5 years	8.1
5-10 years	13.5
10-20 years	19.8
20-30 years	33.0
30+ years	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3317 12-24

Semi-Annual Shareholder Report

December 31, 2024

Municipal Bond Fund

Class C

WMFCX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.7
1-3 years	10.2
3-5 years	8.1
5-10 years	13.5
10-20 years	19.8
20-30 years	33.0
30+ years	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3528 12-24

Semi-Annual Shareholder Report

December 31, 2024

Municipal Bond Fund

Class R6

WMBRX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.7
1-3 years	10.2
3-5 years	8.1
5-10 years	13.5
10-20 years	19.8
20-30 years	33.0
30+ years	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4811 12-24

Semi-Annual Shareholder Report

December 31, 2024

Municipal Bond Fund

Institutional Class

WMBIX

This semi-annual shareholder report contains important information about Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$8,025,685,930
# of portfolio holdings	1,560
Portfolio turnover rate	7%
Total advisory fees paid	$12,838,517

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tampa Bay Water Series A, 5.25%, 10-1-2054	1.0
Regional Transportation District Sales Tax Revenue Fastracks Project Series A, 5.00%, 11-1-2041	0.7
County of Clark Series A, 5.00%, 5-1-2048	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2049	0.6
Port of Portland Airport Revenue Series 30A AMT, 5.25%, 7-1-2054	0.6
Texas Water Development Board State Water Implementation Revenue Fund Series B, 5.00%, 4-15-2049	0.6
Fairfax County IDA Inova Health System Obligated Group, 5.00%, 5-15-2051	0.5
City of New York Series C, 5.25%, 3-1-2053	0.5
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT, 5.00%, 5-1-2046	0.5
South Carolina Public Service Authority Series E, 5.75%, 12-1-2047	0.4

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.2
AA/Aa	46.8
A/A	29.6
BBB/Baa	12.0
BB/Ba	1.6
Not Rated	2.8
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	13.7
1-3 years	10.2
3-5 years	8.1
5-10 years	13.5
10-20 years	19.8
20-30 years	33.0
30+ years	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3160 12-24

Semi-Annual Shareholder Report

December 31, 2024

Pennsylvania Tax-Free Fund

Class A

EKVAX

This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	18.5
1-3 years	7.2
3-5 years	6.9
5-10 years	12.5
10-20 years	20.0
20-30 years	33.1
30+ years	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4301 12-24

Semi-Annual Shareholder Report

December 31, 2024

Pennsylvania Tax-Free Fund

Class C

EKVCX

This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	18.5
1-3 years	7.2
3-5 years	6.9
5-10 years	12.5
10-20 years	20.0
20-30 years	33.1
30+ years	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0416 12-24

Semi-Annual Shareholder Report

December 31, 2024

Pennsylvania Tax-Free Fund

Institutional Class

EKVYX

This semi-annual shareholder report contains important information about Pennsylvania Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$91,952,965
# of portfolio holdings	117
Portfolio turnover rate	10%
Total advisory fees paid	$115,280

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Bucks County Water & Sewer Authority Series A, 5.25%, 12-1-2047	2.6
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group, 5.00%, 1-1-2028	2.3
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A, 5.00%, 8-15-2047	2.2
Pennsylvania Turnpike Commission Series 1st, 5.00%, 12-1-2043	2.1
Huntingdon County General Authority Juniata College Series T, 5.00%, 10-1-2051	2.1
Allegheny County Hospital Development Authority Health Network Obligated Group Series A, 4.00%, 4-1-2044	1.8
Southeastern Pennsylvania Transportation Authority, 5.25%, 6-1-2042	1.8
Interboro School District, 5.50%, 8-15-2063	1.8
Pennsylvania Turnpike Commission Series A, 5.25%, 12-1-2053	1.8
Pennsylvania EDFA Villanova University, 5.00%, 8-1-2049	1.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	0.4
AA/Aa	35.5
A/A	35.8
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.3
Not Rated	1.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	18.5
1-3 years	7.2
3-5 years	6.9
5-10 years	12.5
10-20 years	20.0
20-30 years	33.1
30+ years	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0216 12-24

Semi-Annual Shareholder Report

December 31, 2024

Short-Term Municipal Bond Fund

Administrator Class

WSTMX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	37.5
1-3 years	34.7
3-5 years	12.2
5-10 years	14.0
10-20 years	1.5
20-30 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3763 12-24

Semi-Annual Shareholder Report

December 31, 2024

Short-Term Municipal Bond Fund

Class A

WSMAX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	37.5
1-3 years	34.7
3-5 years	12.2
5-10 years	14.0
10-20 years	1.5
20-30 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3330 12-24

Semi-Annual Shareholder Report

December 31, 2024

Short-Term Municipal Bond Fund

Class C

WSSCX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$70	1.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	37.5
1-3 years	34.7
3-5 years	12.2
5-10 years	14.0
10-20 years	1.5
20-30 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3509 12-24

Semi-Annual Shareholder Report

December 31, 2024

Short-Term Municipal Bond Fund

Class R6

WSSRX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	37.5
1-3 years	34.7
3-5 years	12.2
5-10 years	14.0
10-20 years	1.5
20-30 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4813 12-24

Semi-Annual Shareholder Report

December 31, 2024

Short-Term Municipal Bond Fund

Institutional Class

WSBIX

This semi-annual shareholder report contains important information about Short-Term Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,568,626,740
# of portfolio holdings	680
Portfolio turnover rate	18%
Total advisory fees paid	$2,491,546

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2, 5.00%, 2-15-2051	1.2
City of Minneapolis Allina Health Obligated Group Series B, 5.00%, 11-15-2053	1.1
State of Illinois Series B, 5.00%, 5-1-2030	0.9
New York Transportation Development Corp. Delta Air Lines, Inc. AMT, 5.00%, 1-1-2025	0.8
Roswell Housing Authority, 3.63%, 9-1-2027	0.8
IDA of the City of Phoenix Republic Services, Inc. Series D AMT, 4.25%, 12-1-2035	0.8
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5, 3.65%, 11-15-2035	0.8
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A, 5.00%, 7-1-2031	0.7
City of San Antonio Electric & Gas Systems Revenue, 1.75%, 2-1-2049	0.7
State of Oregon Article XI-Q State Projects Series A, 5.00%, 5-1-2028	0.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	7.8
AA/Aa	30.5
A/A	36.5
BBB/Baa	18.0
BB/Ba	1.0
B/B	1.1
Not Rated	5.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	37.5
1-3 years	34.7
3-5 years	12.2
5-10 years	14.0
10-20 years	1.5
20-30 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3161 12-24

Semi-Annual Shareholder Report

December 31, 2024

Strategic Municipal Bond Fund

Administrator Class

VMPYX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$35	0.68%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	24.0
1-3 years	22.7
3-5 years	19.1
5-10 years	15.9
10-20 years	15.2
20-30 years	3.0
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4702 12-24

Semi-Annual Shareholder Report

December 31, 2024

Strategic Municipal Bond Fund

Class A

VMPAX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	24.0
1-3 years	22.7
3-5 years	19.1
5-10 years	15.9
10-20 years	15.2
20-30 years	3.0
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4313 12-24

Semi-Annual Shareholder Report

December 31, 2024

Strategic Municipal Bond Fund

Class C

DHICX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	24.0
1-3 years	22.7
3-5 years	19.1
5-10 years	15.9
10-20 years	15.2
20-30 years	3.0
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4503 12-24

Semi-Annual Shareholder Report

December 31, 2024

Strategic Municipal Bond Fund

Class R6

VMPRX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	24.0
1-3 years	22.7
3-5 years	19.1
5-10 years	15.9
10-20 years	15.2
20-30 years	3.0
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4814 12-24

Semi-Annual Shareholder Report

December 31, 2024

Strategic Municipal Bond Fund

Institutional Class

STRIX

This semi-annual shareholder report contains important information about Strategic Municipal Bond Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$1,880,793,230
# of portfolio holdings	879
Portfolio turnover rate	7%
Total advisory fees paid	$3,546,778

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Main Street Natural Gas, Inc. Series C, 4.00%, 8-1-2052	1.5
City of Chicago Series A, 5.00%, 1-1-2043	1.4
City of New York Series 3, 4.00%, 4-1-2042	1.2
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2, 3.45%, 7-1-2046	1.1
HEFA of the State of Missouri BJC Healthcare Obligated Group Series C, 5.00%, 5-1-2052	1.0
State of Connecticut Special Tax Revenue Series A, 5.00%, 8-1-2029	0.9
City of Dallas Waterworks & Sewer System Revenue Series A, 5.00%, 10-1-2029	0.9
State of Michigan Trunk Line Revenue Series A, 4.00%, 11-15-2046	0.9
California Community Choice Financing Authority Series C, 5.25%, 1-1-2054	0.8
Kentucky Public Energy Authority Series C, 4.00%, 2-1-2050	0.8

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	3.9
AA/Aa	32.2
A/A	26.9
BBB/Baa	20.9
BB/Ba	5.5
B/B	0.7
CCC/Caa and below	0.3
Not Rated	9.6
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	24.0
1-3 years	22.7
3-5 years	19.1
5-10 years	15.9
10-20 years	15.2
20-30 years	3.0
30+ years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3171 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Administrator Class

WUSMX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3764 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Class A

SMAVX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3011 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Class A2

WFUNX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5102 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Class C

WFUSX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3543 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Class R6

WUSRX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4815 12-24

Semi-Annual Shareholder Report

December 31, 2024

Ultra Short-Term Municipal Income Fund

Institutional Class

SMAIX

This semi-annual shareholder report contains important information about Ultra Short-Term Municipal Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$724,301,113
# of portfolio holdings	360
Portfolio turnover rate	29%
Total advisory fees paid	$592,812

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	1.5
Residual Interest Bond Floater Trust Various States Series 2024-012, 3.75%, 11-1-2064	1.2
Wisconsin Housing & EDA Home Ownership Revenue Series D, 3.60%, 3-1-2042	1.2
City of Dallas, 6.00%, 8-15-2053	1.1
Massachusetts HEFA Mass General Brigham, Inc. Series G-2, 2.95%, 7-1-2042	1.0
City of Danbury Series B BAN, 5.00%, 2-24-2025	1.0
Rural Water Financing Agency County of Macon Series B, 3.05%, 5-1-2027	1.0
Port of Port Arthur Navigation District Motiva Enterprises LLC Series C, 4.30%, 4-1-2040	0.9
City of Whiting BP Products North America, Inc. Series A AMT, 5.00%, 12-1-2044	0.9
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027, 3.82%, 1-15-2031	0.9

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	11.6
AA/Aa	32.9
A/A	33.5
BBB/Baa	10.0
BB/Ba	0.1
B/B	0.7
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	62.6
1-3 years	29.7
3-5 years	7.6
5-10 years	0.1

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3107 12-24

Semi-Annual Shareholder Report

December 31, 2024

Wisconsin Tax-Free Fund

Class A

WWTFX

This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$36	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.9
1-3 years	23.3
3-5 years	6.4
5-10 years	13.6
10-20 years	27.3
20-30 years	14.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3328 12-24

Semi-Annual Shareholder Report

December 31, 2024

Wisconsin Tax-Free Fund

Class C

WWTCX

This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$74	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.9
1-3 years	23.3
3-5 years	6.4
5-10 years	13.6
10-20 years	27.3
20-30 years	14.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3520 12-24

Semi-Annual Shareholder Report

December 31, 2024

Wisconsin Tax-Free Fund

Institutional Class

WWTIX

This semi-annual shareholder report contains important information about Wisconsin Tax-Free Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$130,944,565
# of portfolio holdings	146
Portfolio turnover rate	12%
Total advisory fees paid	$197,229

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Appleton RDA Fox Cities Performing Arts Center, Inc. Series B, 3.30%, 6-1-2036	3.2
Wisconsin HEFA Beloit Health System Obligated Group, 4.00%, 7-1-2036	3.0
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B, 5.00%, 7-1-2044	2.6
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A, 5.50%, 12-1-2052	2.3
Wisconsin Housing & EDA Flats at Bishops Wood LP Series E, 4.75%, 6-1-2043	2.3
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A, 4.85%, 7-1-2052	2.2
Ashwaubenon CDA County of Brown CAB, 0.00%, 6-1-2049	1.9
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230, 3.62%, 2-15-2054	1.9
Wisconsin Housing & EDA East Washington Apts LLC Series I, 5.00%, 11-1-2058	1.8
Guam Government Waterworks Authority, 5.00%, 1-1-2046	1.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	8.7
AA/Aa	25.8
A/A	37.7
BBB/Baa	24.5
B/B	0.2
Not Rated	3.1
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	14.9
1-3 years	23.3
3-5 years	6.4
5-10 years	13.6
10-20 years	27.3
20-30 years	14.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4716 12-24

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Alternative Risk Premia Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Alternative Risk Premia Fund | 1

Consolidated portfolio of investments—December 31, 2024 (unaudited)
Consolidated portfolio of investments

	Yield	Shares	Value
Short-term investments: 92.09%
Investment companies: 24.51%
Allspring Government Money Market Fund Select Class♠∞*	4.42%	28,600,834	$28,600,834

			Maturity date	Principal
U.S. Treasury securities: 67.58%
U.S. Treasury Bills☼		4.32	1-23-2025	$14,900,000	14,863,106
U.S. Treasury Bills☼		4.32	5-22-2025	3,000,000	2,951,773
U.S. Treasury Bills☼		4.37	1-16-2025	20,000,000	19,967,056
U.S. Treasury Bills☼		4.40	1-23-2025	6,400,000	6,384,153
U.S. Treasury Bills☼		4.47	3-13-2025	30,000,000	29,756,180
U.S. Treasury Bills☼		4.82	3-20-2025	5,000,000	4,955,334
					78,877,602
Total short-term investments (Cost $107,431,669)					107,478,436
Total investments in securities (Cost $107,431,669)	92.09%				107,478,436
Other assets and liabilities, net	7.91				9,236,400
Total net assets	100.00%				$116,714,836

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
☼	Zero coupon security. The rate represents the current yield to maturity.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$24,689,828	$118,979,483	$(115,068,477)	$0	$0	$28,600,834	28,600,834	$620,355
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	26,942,025	AUD	42,388,000	Goldman Sachs International	3-19-2025	$703,049	$0
BRL	34,947,000	USD	5,681,007	Goldman Sachs International	3-19-2025	0	(97,574)
CAD	2,843,000	USD	2,004,183	Goldman Sachs International	3-19-2025	0	(20,773)
USD	21,980,372	CHF	19,431,000	Goldman Sachs International	3-19-2025	396,459	0
USD	3,016,642	CLP	2,983,942,000	Goldman Sachs International	3-19-2025	19,008	0
USD	17,415,480	CZK	414,343,000	Goldman Sachs International	3-19-2025	361,714	0
USD	24,857,294	EUR	23,591,000	Goldman Sachs International	3-19-2025	339,249	0
GBP	17,585,000	USD	22,184,550	Goldman Sachs International	3-19-2025	0	(182,469)
HUF	659,088,000	USD	1,683,567	Goldman Sachs International	3-19-2025	0	(30,655)
IDR	274,048,006,000	USD	17,048,088	Goldman Sachs International	3-19-2025	0	(70,354)
The accompanying notes are an integral part of these consolidated financial statements.
2 | Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—December 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
INR	1,462,197,000	USD	17,145,837	Goldman Sachs International	3-19-2025	$0	$(181,479)
USD	1,009,922	JPY	153,475,000	Goldman Sachs International	3-19-2025	26,342	0
USD	16,925,368	KRW	24,237,127,000	Goldman Sachs International	3-19-2025	415,345	0
USD	6,423,654	MXN	131,456,000	Goldman Sachs International	3-19-2025	197,866	0
NOK	216,557,000	USD	19,416,906	Goldman Sachs International	3-19-2025	0	(396,575)
USD	24,527,148	NZD	42,567,000	Goldman Sachs International	3-19-2025	692,550	0
USD	5,855,304	PLN	23,882,000	Goldman Sachs International	3-19-2025	89,410	0
SEK	75,146,000	USD	6,876,422	Goldman Sachs International	3-19-2025	0	(56,417)
ZAR	312,432,000	USD	17,330,644	Goldman Sachs International	3-19-2025	0	(888,492)
						$3,240,992	$(1,924,788)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
LME Lead Futures**	30	1-13-2025	$1,539,716	$1,449,518	$0	$(90,198)
LME Primary Aluminum Futures**	37	1-13-2025	2,432,014	2,346,244	0	(85,770)
LME Zinc Futures**	5	1-13-2025	389,275	370,055	0	(19,220)
Light Sweet Crude Oil Futures**	30	1-21-2025	2,071,974	2,151,600	79,626	0
Brent Crude Oil Futures**	24	1-31-2025	1,741,983	1,791,360	49,377	0
NY Harbor ULSD Futures**	3	1-31-2025	280,780	291,866	11,086	0
Gas Oil Futures**	11	2-12-2025	737,029	760,925	23,896	0
Gold 100 Troy Ounces Futures**	4	2-26-2025	1,068,769	1,056,400	0	(12,369)
Henry Hub Natural Gas Futures**	48	2-26-2025	1,278,639	1,487,040	208,401	0
Live Cattle Futures**	4	2-28-2025	298,139	306,560	8,421	0
Number 2 Cotton Futures**	20	3-7-2025	714,833	684,000	0	(30,833)
TOPIX Index	11	3-13-2025	1,918,392	1,948,044	29,652	0
Hard Red Winter Wheat Futures**	2	3-14-2025	54,659	55,925	1,266	0
Soybean Futures**	18	3-14-2025	900,970	909,450	8,480	0
Soybean Meal Futures**	56	3-14-2025	1,673,064	1,774,640	101,576	0
LME Copper Futures**	1	3-17-2025	227,461	218,855	0	(8,606)
C Coffee Futures**	1	3-19-2025	97,597	119,906	22,309	0
10-Year Canadian Bond	584	3-20-2025	49,373,864	49,813,378	439,514	0
10-Year U.S. Treasury Notes	397	3-20-2025	43,959,005	43,173,750	0	(785,255)
S&P ASX Share Price Index 200	24	3-20-2025	3,084,649	3,025,923	0	(58,726)
S&P/TSX 60 Index	15	3-20-2025	3,190,665	3,099,447	0	(91,218)
DAX Index	5	3-21-2025	2,658,774	2,596,357	0	(62,417)
E-Mini NASDAQ 100 Index	4	3-21-2025	1,767,097	1,698,120	0	(68,977)
E-Mini Russell 2000 Index	15	3-21-2025	1,783,052	1,687,350	0	(95,702)
E-Mini S&P 500 Index	9	3-21-2025	2,757,498	2,671,087	0	(86,411)
FTSE 100 Index	32	3-21-2025	3,329,923	3,277,173	0	(52,750)
MSCI Emerging Markets Index	42	3-21-2025	2,341,993	2,254,980	0	(87,013)
Silver Futures**	4	3-27-2025	628,714	584,840	0	(43,874)
Short
LME Lead Futures**	(97)	1-13-2025	(4,927,104)	(4,686,773)	240,331	0
LME Nickel Futures**	(12)	1-13-2025	(1,140,131)	(1,090,085)	50,046	0
CAC 40 Index	(35)	1-17-2025	(2,676,436)	(2,677,231)	0	(795)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(21)	1-31-2025	(1,731,811)	(1,772,114)	0	(40,303)
Lean Hogs Futures**	(28)	2-14-2025	(975,668)	(910,560)	65,108	0
Number 11 World Sugar Futures**	(51)	2-28-2025	(1,218,654)	(1,100,131)	118,523	0
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 3

Consolidated portfolio of investments—December 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year Euro BUND Index	(326)	3-6-2025	$(46,280,312)	$(45,060,955)	$1,219,357	$0
10-Year Japanese Bond	(21)	3-13-2025	(19,010,586)	(18,938,638)	71,948	0
Cocoa Futures**	(8)	3-14-2025	(714,614)	(934,000)	0	(219,386)
Corn Futures**	(275)	3-14-2025	(5,935,808)	(6,304,375)	0	(368,567)
Soybean Oil Futures**	(162)	3-14-2025	(4,172,172)	(3,922,992)	249,180	0
Wheat Futures**	(17)	3-14-2025	(482,521)	(468,775)	13,746	0
10-Year Australian Bond	(210)	3-17-2025	(14,902,315)	(14,671,482)	230,833	0
Euro STOXX 50 Index	(49)	3-21-2025	(2,525,804)	(2,477,431)	48,373	0
Long Gilt Futures	(158)	3-27-2025	(19,055,235)	(18,278,713)	776,522	0
					$4,067,571	$(2,308,390)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
The accompanying notes are an integral part of these consolidated financial statements.
4 | Allspring Alternative Risk Premia Fund

Consolidated statement of assets and liabilities—December 31, 2024 (unaudited)
Consolidated financial statements
Consolidated statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $78,830,835)	$78,877,602
Investments in affiliated securities, at value (cost $28,600,834)	28,600,834
Cash	44,964
Cash at broker segregated for futures contracts	8,832,297
Foreign currency, at value (cost $29)	29
Unrealized gains on forward foreign currency contracts	3,240,992
Receivable for daily variation margin on open futures contracts	197,540
Receivable for interest	113,939
Receivable for Fund shares sold	105,537
Prepaid expenses and other assets	135,271
Total assets	120,149,005
Liabilities
Unrealized losses on forward foreign currency contracts	1,924,788
Cash collateral due to broker for forward foreign currency contracts	729,573
Payable for daily variation margin on open futures contracts	549,878
Payable for Fund shares redeemed	82,255
Management fee payable	37,793
Trustees’ fees and expenses payable	6,983
Administration fees payable	3,049
Accrued expenses and other liabilities	99,850
Total liabilities	3,434,169
Total net assets	$116,714,836
Net assets consist of
Paid-in capital	$114,682,696
Total distributable earnings	2,032,140
Total net assets	$116,714,836
Computation of net asset value per share
Net assets–Class R6	$116,682,346
Shares outstanding–Class R6[1]	14,036,136
Net asset value per share–Class R6	$8.31
Net assets–Institutional Class	$32,490
Shares outstanding–Institutional Class[1]	3,918
Net asset value per share–Institutional Class	$8.29
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 5

Consolidated Statement of operations — six months ended December 31, 2024 (unaudited)
Consolidated statement of operations
Investment income
Interest	$2,198,331
Income from affiliated securities	620,355
Total investment income	2,818,686
Expenses
Management fee	347,111
Administration fees
Class R6	17,351
Institutional Class	20
Custody and accounting fees	40,741
Professional fees	43,278
Registration fees	22,026
Shareholder report expenses	5,094
Trustees’ fees and expenses	11,511
Other fees and expenses	8,524
Total expenses	495,656
Less: Fee waivers and/or expense reimbursements
Fund-level	(136,959)
Net expenses	358,697
Net investment income	2,459,989
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	2,835
Foreign currency and foreign currency translations	(3,821)
Forward foreign currency contracts	3,176,368
Futures contracts	244,437
Swap contracts	(2,085,345)
Net realized gains on investments	1,334,474
Net change in unrealized gains (losses) on
Unaffiliated securities	51,722
Foreign currency and foreign currency translations	2
Forward foreign currency contracts	840,915
Futures contracts	361,564
Swap contracts	(414,044)
Net change in unrealized gains (losses) on investments	840,159
Net realized and unrealized gains (losses) on investments	2,174,633
Net increase in net assets resulting from operations	$4,634,622
The accompanying notes are an integral part of these consolidated financial statements.
6 | Allspring Alternative Risk Premia Fund

Consolidated statement of changes in net assets
Consolidated statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$2,459,989		$2,710,648
Net realized gains (losses) on investments		1,334,474		(1,289,301)
Net change in unrealized gains (losses) on investments		840,159		1,938,903
Net increase in net assets resulting from operations		4,634,622		3,360,250
Distributions to shareholders from
Net investment income and net realized gains
Class R6		(3,802,786)		(1,523,999)
Institutional Class		(1,023)		(41,477)
Total distributions to shareholders		(3,803,809)		(1,565,476)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class R6	265,215	2,168,705	10,690,576	86,443,305
Institutional Class	0	0	4,714	38,803
		2,168,705		86,482,108
Reinvestment of distributions
Class R6	464,321	3,802,786	195,886	1,523,999
Institutional Class	125	1,023	5,352	41,477
		3,803,809		1,565,476
Payment for shares redeemed
Class R6	(805,757)	(6,641,378)	(1,241,052)	(10,152,463)
Institutional Class	0	0	(121,868)	(978,926)
		(6,641,378)		(11,131,389)
Net increase (decrease) in net assets resulting from capital share transactions		(668,864)		76,916,195
Total increase in net assets		161,949		78,710,969
Net assets
Beginning of period		116,552,887		37,841,918
End of period		$116,714,836		$116,552,887
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 7

Consolidated financial highlights
Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.26	$8.26	$9.13	$8.46	$8.02	$9.75
Net investment income (loss)	0.18 [1]	0.37 [1]	0.33	(0.11)	(0.05)[1]	0.10
Payment from affiliate	0.00	0.00	0.02	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.15	0.00	0.01	0.78	0.49	(1.73)
Total from investment operations	0.33	0.37	0.36	0.67	0.44	(1.63)
Distributions to shareholders from
Net investment income	(0.28)	(0.37)	(0.83)	0.00	0.00	(0.03)
Net realized gains	0.00	0.00	(0.40)	0.00	0.00	(0.07)
Total distributions to shareholders	(0.28)	(0.37)	(1.23)	0.00	0.00	(0.10)
Net asset value, end of period	$8.31	$8.26	$8.26	$9.13	$8.46	$8.02
Total return[2]	4.02%	4.71%	4.44%*	7.92%	5.49%	(16.78)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	1.39%	1.48%	1.15%	1.09%	1.04%
Net expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income (loss)	4.25%	4.53%	2.56%	(0.56)%	(0.58)%	1.03%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$116,682	$116,522	$36,891	$54,205	$72,039	$65,765

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
8 | Allspring Alternative Risk Premia Fund

Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.23	$8.23	$9.10	$8.44	$8.02	$9.74
Net investment income (loss)	0.17 [1]	0.35 [1]	0.29	(0.10)	(0.05)	0.09
Payment from affiliate	0.00	0.00	0.02	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.16	0.01	0.05	0.76	0.47	(1.72)
Total from investment operations	0.33	0.36	0.36	0.66	0.42	(1.63)
Distributions to shareholders from
Net investment income	(0.27)	(0.36)	(0.83)	0.00	0.00	(0.02)
Net realized gains	0.00	0.00	(0.40)	0.00	0.00	(0.07)
Total distributions to shareholders	(0.27)	(0.36)	(1.23)	0.00	0.00	(0.09)
Net asset value, end of period	$8.29	$8.23	$8.23	$9.10	$8.44	$8.02
Total return[2]	4.05%	4.63%	4.43%*	7.82%	5.24%	(16.87)%
Ratios to average net assets (annualized)
Gross expenses	0.96%	1.92%	1.62%	1.35%	1.21%	1.15%
Net expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	4.15%	4.34%	2.65%	(0.53)%	(0.68)%	0.95%
Supplemental data
Portfolio turnover rate	0%	0%	0%	0%	0%	0%
Net assets, end of period (000s omitted)	$32	$31	$951	$933	$21	$20

*	For year ended June 30, 2023, the Fund received a payment from an affiliate that had an impact of 0.25% on total return.
[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these consolidated financial statements.
Allspring Alternative Risk Premia Fund | 9

Notes to consolidated financial statements (unaudited)
Notes to consolidated financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Alternative Risk Premia Fund (the “Fund”) which is a diversified series of the Trust.
2.
INVESTMENT IN SUBSIDIARY
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2024, the Subsidiary had $11,768,645 of investments in affiliates and cash at broker segregated for futures contacts representing 99.84% of its net assets. As of December 31, 2024, the Fund held $11,787,943 in the Subsidiary, representing 11.23% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
10 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and commodity prices and is subject to interest rate risk, equity price risk and commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Consolidated Statement of Assets and Liabilities. Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Consolidated Statement of Operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter (“OTC”) market (“OTC swaps”) or centrally cleared with a central clearinghouse.
For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses on swap contracts in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Allspring Alternative Risk Premia Fund | 11

Notes to consolidated financial statements (unaudited)
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $109,856,090 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,355,330
Gross unrealized losses	(6,657,599)
Net unrealized gains	$697,731
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $1,284,944 in short-term capital losses and $1,174,956 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$28,600,834	$0	$0	$28,600,834
U.S. Treasury securities	78,877,602	0	0	78,877,602
	107,478,436	0	0	107,478,436
Forward foreign currency contracts	0	3,240,992	0	3,240,992
Futures contracts	4,067,571	0	0	4,067,571
Total assets	$111,546,007	$3,240,992	$0	$114,786,999
Liabilities
Forward foreign currency contracts	$0	$1,924,788	$0	$1,924,788
Futures contracts	2,308,390	0	0	2,308,390
Total liabilities	$2,308,390	$1,924,788	$0	$4,233,178
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated  Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Consolidated  Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
5.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.600%
Next $500 million	0.575
Next $2 billion	0.550
Next $2 billion	0.525
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC (“Allspring Investments”) and Allspring Global Investments (UK) Limited (“Allspring UK”), each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund. Allspring Investments receives a subadvisory fee at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Allspring UK receives a subadvisory fee for its asset allocation services at an annual rate of 0.10% of the Fund’s average daily net assets and a fee for portfolio management services on the assets it co-manages with Allspring Investments at an annual rate starting at 0.15% and declining to 0.075%.
Allspring Alternative Risk Premia Fund | 13

Notes to consolidated financial statements (unaudited)
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class R6	0.03%
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class R6	0.62%
Institutional Class	0.72
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended December 31, 2024.
6.
INVESTMENT PORTFOLIO TRANSACTIONS
For the six months December 31, 2024, the Fund did not have any purchases and sales of securities, excluding any short-term securities.
7.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2024, in order to provide investors with exposure to sources of excess return (known as alternative risk premia), the Fund  and the Subsidiary entered into both long and short positions in equities, fixed income, currencies and commodities directly or with derivatives. The derivative holdings included futures contracts, forward foreign currency contracts and swap contracts.
The volume of the Fund’s derivative activity during the six months ended December 31, 2024 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$106,584,939
Average contract amounts to sell	132,743,954
Futures contracts
Average notional balance on long futures	$95,298,965
Average notional balance on short futures	96,610,835
Swap contracts
Average notional balance	$298,135
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
14 | Allspring Alternative Risk Premia Fund

Notes to consolidated financial statements (unaudited)
The fair value of derivative instruments as of December 31, 2024 by primary risk type on the Consolidated Statement of Assets and Liabilities was as follows for the Fund:
	Interest rate risk	Commodity risk	Equity risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$0	$3,240,992	$3,240,992
Futures contracts	2,738,174 *	1,251,372 *	78,025 *	0	4,067,571
	$2,738,174	$1,251,372	$78,025	$3,240,992	$7,308,563
Liability derivatives
Forward foreign currency contracts	$0	$0	$0	$1,924,788	$1,924,788
Futures contracts	785,255 *	919,126 *	604,009 *	0	2,308,390
	$785,255	$919,126	$604,009	$1,924,788	$4,233,178

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Consolidated  Portfolio of Investments. For futures contracts, only the current day’s variation margin as of December 31, 2024 is reported separately on the Consolidated  Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended December 31, 2024 was as follows:
	INTEREST RATE RISK	Commodity risk	Equity risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$3,176,368	$3,176,368
Futures contracts	(3,557,274)	2,705,879	1,095,832	0	244,437
Swap contracts	0	0	(2,085,345)	0	(2,085,345)
	$(3,557,274)	$2,705,879	$(989,513)	$3,176,368	$1,335,460
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$0	$840,915	$840,915
Futures contracts	2,281,908	(1,289,970)	(630,374)	0	361,564
Swap contracts	0	0	(414,044)	0	(414,044)
	$2,281,908	$(1,289,970)	$(1,044,418)	$840,915	$788,435
For certain types of derivative transactions, the Fund  and the Subsidiary have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund and the Subsidiary to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund  and the Subsidiary under ISDA Master Agreements or similar agreements, if any, are reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Consolidated Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Consolidated Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs International	$3,240,992	$(1,924,788)	$(1,260,000)	$56,204
Allspring Alternative Risk Premia Fund | 15

Notes to consolidated financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Consolidated Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Goldman Sachs International	$1,924,788	$(1,924,788)	$0	$0
8.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Alternative Risk Premia Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Alternative Risk Premia Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Alternative Risk Premia Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4816 12-24

Allspring California Limited-Term
Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.57%
California: 94.94%
Airport revenue: 10.15%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00%	6-30-2027	$450,000	$461,343
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	403,518
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,944,072
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,562,344
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2027	3,730,000	3,859,308
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,092,784
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2026	2,890,000	2,962,070
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,830,490
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,211,155
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	568,338
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	773,429
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,042,658
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,053,583
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,803,795
				28,568,887
Education revenue: 9.46%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	331,232
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	4.52	8-1-2072	5,000,000	4,994,700
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	816,510
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	249,151
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	344,491
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	277,362
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	307,474
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	840,000	828,216
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	444,848
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	520,000	522,824
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	348,640
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00	7-1-2029	510,000	513,556
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	427,625
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	454,782
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	486,035
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00%	7-1-2029	$485,000	$512,317
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	537,649
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	563,327
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	594,439
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	235,000	235,380
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,108,846
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,491,997
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,120,366
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	371,754
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	427,130
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	331,805
				26,642,456
GO revenue: 4.11%
Aromas-San Juan Unified School District BAN CAB¤	0.00	8-1-2027	1,375,000	1,240,066
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	296,384
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	341,007
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	284,858
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	234,821
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	326,122
Inglewood Unified School District Series B (BAM Insured)	5.00	8-1-2025	170,000	171,826
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2033	225,000	214,177
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2034	375,000	352,771
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AGM Insured)	3.00	8-1-2035	520,000	482,439
Los Angeles Unified School District Series A	5.00	7-1-2025	300,000	303,344
Newman-Crows Landing Unified School District BAN CAB¤	0.00	8-1-2025	2,000,000	1,959,659
Palomar Health Obligated Group Series A (NPFGC Insured)¤	0.00	8-1-2025	1,000,000	973,220
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2031	150,000	155,886
Pittsburg Unified School District (AGM Insured)	4.00	8-1-2032	250,000	258,853
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2030	150,000	154,363
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2031	200,000	208,795
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2032	200,000	208,499
Sacramento City Unified School District Series G (AGM Insured)	4.00	8-1-2033	200,000	207,901
San Bernardino City Unified School District Series A (AGM Insured)	1.25	8-1-2029	435,000	378,994
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,050,129
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	535,523
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,245,291
				11,584,928
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 16.73%
California HFFA Adventist Health System/West Obligated Group Series A	5.00%	12-1-2028	$900,000	$957,532
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,143,162
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	685,033
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,001,418
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,598,079
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2025	475,000	473,180
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	392,082
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	203,455
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	5,000,000	4,945,099
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,328,241
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	595,225
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,988,247
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2025	200,000	201,266
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	190,317
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2025	1,000,000	1,000,761
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,024,933
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,810,550
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	412,713
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,266,435
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	995,000	1,009,520
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	819,549
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	928,297
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	210,766
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	228,908
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	339,566
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	538,634
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2034	410,000	452,833
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,187,374
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	508,567
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	362,570
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	670,100
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,858,230
California Statewide CDA Cedars-Sinai Medical Center Obligated Group	5.00	7-1-2025	500,000	504,542
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA CommonSpirit Health Obligated Group Series F (AGM Insured)€	3.00%	7-1-2040	$1,000,000	$1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	795,901
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	849,888
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	933,646
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	726,301
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,008,932
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,134,899
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	255,704
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	310,402
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	259,945
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2025	485,000	487,084
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	282,175
Sierra View Local Health Care District	4.00	7-1-2025	580,000	580,469
Sierra View Local Health Care District	5.00	7-1-2027	630,000	651,898
Sierra View Local Health Care District	5.00	7-1-2029	630,000	666,335
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	275,322
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	370,089
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	320,491
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	345,991
				47,092,656
Housing revenue: 14.21%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	208,293
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	340,407
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	513,140
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,565,608	4,560,176
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,827,979	2,693,868
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2025	3,435,000	3,454,241
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	719,639
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	428,273
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	486,838
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	437,253
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,249,698
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	175,411
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	281,611
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	300,501
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	209,258
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority Southwestern Law School	5.00%	11-1-2029	$210,000	$221,509
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	233,687
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	737,033
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,275,046
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,642,419
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,085,108
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	560,000	530,569
City of Long Beach Harbor Revenue Series C AMT	5.00	5-15-2027	500,000	503,053
Compton PFA144A	4.00	9-1-2027	1,250,000	1,248,390
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	142,846
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	371,379
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	260,368
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	271,409
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	282,029
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	292,061
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,935,000	5,527,972
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	921,143
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	567,695
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	571,404
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	607,997
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,635,236
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00	5-1-2057	1,500,000	1,532,443
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.64	12-18-2053	3,500,000	3,500,000
				40,019,403
Industrial development revenue: 1.81%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,096,866
San Francisco City & County Airport Commission San Francisco International Airport SFO Fuel Co. LLC Series A AMT	5.00	1-1-2025	3,000,000	3,000,000
				5,096,866
Miscellaneous revenue: 3.91%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	674,851
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	798,484
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	388,620
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	258,801
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,262,620
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	278,384
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	633,870
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	507,488
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00%	6-1-2030	$550,000	$560,700
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	486,763
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	504,245
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	521,527
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	542,222
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	560,424
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	586,915
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	555,528
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	758,160
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	794,069
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	331,730
				11,005,401
Resource recovery revenue: 0.53%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	4.80	11-1-2041	1,500,000	1,501,669
Tax revenue: 11.65%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00	9-1-2027	215,000	220,267
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	600,903
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2025	765,000	772,600
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	832,398
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	589,207
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	511,106
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	615,211
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2032	350,000	350,706
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2033	865,000	863,835
City & County of San Francisco Community Facilities District No. 2016-1 Area 1 Series 2021	4.00	9-1-2034	700,000	695,711
City & County of San Francisco Community Facilities District No. 2016-1 Area 2 Series A144A	4.00	9-1-2032	1,005,000	993,259
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Series A144A	5.00	9-1-2027	315,000	329,028
City of Fontana Community Facilities District No. 90	3.00	9-1-2025	110,000	109,127
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,491
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,002
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	257,542
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	141,524
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	302,627
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
City of Lincoln Community Facilities District No. 2003-1	5.00%	9-1-2025	$550,000	$555,821
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,650,673
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	604,932
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	445,320
Compton Community Redevelopment Successor Agency Series A (AGM Insured)	5.00	8-1-2025	4,095,000	4,138,599
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,182
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2025	1,000,000	1,005,824
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	414,600
Oakdale Community Redevelopment Agency Series A (AGM Insured)	5.00	6-1-2027	350,000	367,343
Orange County Community Facilities District No. 2015-1 Series A	5.00	8-15-2025	325,000	328,404
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00	9-1-2027	1,150,000	1,169,438
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.50	9-1-2025	160,000	160,149
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	5.00	9-1-2025	150,000	150,205
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2026	130,000	133,983
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2027	225,000	236,671
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2028	200,000	214,029
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2029	200,000	217,452
River Islands PFA Community Facilities District No. 2003-1 Area 1 Series A-1 (AGM Insured)	5.00	9-1-2030	325,000	359,383
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2030	200,000	200,139
River Islands PFA Community Facilities District No. 2021	4.00	9-1-2031	500,000	500,057
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	316,750
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,726,101
Stockton Redevelopment Successor Agency Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,693,500
Temescal Valley Water District PFA (AGM Insured)	5.00	9-1-2033	550,000	629,412
Temescal Valley Water District PFA (AGM Insured)	5.00	9-1-2034	500,000	576,697
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	4.00	9-1-2025	155,000	155,048
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	441,773
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	523,842
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2025	1,000,000	1,010,057
Yuba City Redevelopment Agency (AGM Insured)	5.00	9-1-2025	750,000	758,036
				32,806,964
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 1.11%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00%	6-1-2030	$450,000	$480,827
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	586,952
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	319,215
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,005,093
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	213,701
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	241,371
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	267,339
				3,114,498
Transportation revenue: 0.86%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	4.03	4-1-2056	1,500,000	1,474,536
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	935,411
				2,409,947
Utilities revenue: 16.84%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00	10-1-2052	11,650,000	11,666,868
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,180,207
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,308,684
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,840,670
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,273,685
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	4.07	2-1-2052	7,000,000	6,601,774
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,373,724
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,970,000	5,408,545
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,339,155
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	616,447
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	3.65	7-1-2035	1,800,000	1,800,000
				47,409,759
Water & sewer revenue: 3.57%
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	7-1-2031	2,885,000	3,076,888
City of San Francisco Public Utilities Commission Water Revenue Series C	5.00	11-1-2028	1,830,000	1,832,321
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	708,684
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	761,258
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,678,646
				10,057,797
				267,311,231
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 1.35%
Utilities revenue: 0.62%
Guam Power Authority Series A	5.00%	10-1-2031	$750,000	$811,892
Guam Power Authority Series A	5.00	10-1-2032	850,000	926,805
				1,738,697
Water & sewer revenue: 0.73%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2025	350,000	352,690
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	358,227
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	311,478
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2026	500,000	511,753
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	500,000	519,130
				2,053,278
				3,791,975
Illinois: 0.23%
Housing revenue: 0.23%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2025	650,000	659,495
New York: 1.98%
Airport revenue: 0.15%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	418,995
Industrial development revenue: 1.83%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,157,532
				5,576,527
Texas: 1.07%
Industrial development revenue: 1.07%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	3,000,000	3,002,252
Total municipal obligations (Cost $286,841,128)				280,341,480
The accompanying notes are an integral part of these financial statements.
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.42%	193,732	$193,732
Total short-term investments (Cost $193,732)				193,732
Total investments in securities (Cost $287,034,860)	99.64%			280,535,212
Other assets and liabilities, net	0.36			1,026,601
Total net assets	100.00%			$281,561,813

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,742,271	$24,656,278	$(26,204,817)	$0	$0	$193,732	193,732	$23,607
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 11

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $286,841,128)	$280,341,480
Investments in affiliated securities, at value (cost $193,732)	193,732
Cash	95,408
Receivable for interest	2,908,872
Receivable for Fund shares sold	888,710
Prepaid expenses and other assets	58,570
Total assets	284,486,772
Liabilities
Payable for Fund shares redeemed	2,597,117
Dividends payable	139,096
Management fee payable	84,470
Administration fees payable	24,669
Shareholder servicing fees payable	19,232
Trustees’ fees and expenses payable	6,387
Distribution fee payable	254
Accrued expenses and other liabilities	53,734
Total liabilities	2,924,959
Total net assets	$281,561,813
Net assets consist of
Paid-in capital	$305,919,612
Total distributable loss	(24,357,799)
Total net assets	$281,561,813
Computation of net asset value and offering price per share
Net assets–Class A	$46,412,541
Shares outstanding–Class A1	4,582,949
Net asset value per share–Class A	$10.13
Maximum offering price per share – Class A2	$10.34
Net assets–Class C	$360,553
Shares outstanding–Class C1	35,611
Net asset value per share–Class C	$10.12
Net assets–Administrator Class	$40,133,770
Shares outstanding–Administrator Class[1]	4,024,210
Net asset value per share–Administrator Class	$9.97
Net assets–Institutional Class	$194,654,949
Shares outstanding–Institutional Class[1]	19,522,580
Net asset value per share–Institutional Class	$9.97
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Limited-Term Tax-Free Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$4,635,594
Income from affiliated securities	23,607
Total investment income	4,659,201
Expenses
Management fee	631,974
Administration fees
Class A	36,623
Class C	437
Administrator Class	21,890
Institutional Class	89,117
Shareholder servicing fees
Class A	61,004
Class C	718
Administrator Class	54,622
Distribution fee
Class C	2,155
Custody and accounting fees	7,516
Professional fees	29,959
Registration fees	31,546
Shareholder report expenses	9,490
Trustees’ fees and expenses	11,740
Other fees and expenses	12,163
Total expenses	1,000,954
Less: Fee waivers and/or expense reimbursements
Fund-level	(68,546)
Class A	(6,089)
Class C	(30)
Administrator Class	(38,128)
Net expenses	888,161
Net investment income	3,771,040
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(320,325)
Net change in unrealized gains (losses) on investments	2,451,731
Net realized and unrealized gains (losses) on investments	2,131,406
Net increase in net assets resulting from operations	$5,902,446
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$3,771,040		$8,530,901
Net realized losses on investments		(320,325)		(880,245)
Net change in unrealized gains (losses) on investments		2,451,731		3,454,837
Net increase in net assets resulting from operations		5,902,446		11,105,493
Distributions to shareholders from
Net investment income and net realized gains
Class A		(528,882)		(1,401,814)
Class C		(4,116)		(23,600)
Administrator Class		(517,636)		(1,373,235)
Institutional Class		(2,745,564)		(6,438,498)
Total distributions to shareholders		(3,796,198)		(9,237,147)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	141,802	1,440,362	760,505	7,649,730
Class C	7,538	76,577	4,705	47,680
Administrator Class	15,325	153,227	506,645	4,937,754
Institutional Class	2,587,941	25,877,820	10,379,808	101,785,040
		27,547,986		114,420,204
Reinvestment of distributions
Class A	46,839	476,342	132,437	1,325,535
Class C	402	4,090	2,327	23,286
Administrator Class	51,397	514,723	140,155	1,373,235
Institutional Class	199,105	1,993,896	438,193	4,322,655
		2,989,051		7,044,711
Payment for shares redeemed
Class A	(462,663)	(4,701,028)	(3,757,205)	(37,668,029)
Class C	(43,752)	(444,396)	(137,272)	(1,374,815)
Administrator Class	(704,557)	(7,038,098)	(2,888,243)	(28,111,118)
Institutional Class	(6,039,705)	(60,373,540)	(13,574,125)	(133,509,579)
		(72,557,062)		(200,663,541)
Net decrease in net assets resulting from capital share transactions		(42,020,025)		(79,198,626)
Total decrease in net assets		(39,913,777)		(77,330,280)
Net assets
Beginning of period		321,475,590		398,805,870
End of period		$281,561,813		$321,475,590
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Limited-Term Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.06	$10.01	$10.03	$10.76	$10.71	$10.76
Net investment income	0.11 [1]	0.21 [1]	0.19 [1]	0.15 [1]	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.07	0.08	(0.02)	(0.73)	0.05	(0.05)
Total from investment operations	0.18	0.29	0.17	(0.58)	0.21	0.14
Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.19)	(0.15)	(0.16)	(0.19)
Net asset value, end of period	$10.13	$10.06	$10.01	$10.03	$10.76	$10.71
Total return[2]	1.80%	2.90%	1.73%	(5.42)%	1.99%	1.30%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.86%	0.85%	0.85%	0.85%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.15%	2.15%	1.92%	1.44%	1.51%	1.76%
Supplemental data
Portfolio turnover rate	9%	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$46,413	$48,881	$77,258	$84,928	$106,602	$108,189

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.06	$10.00	$10.03	$10.76	$10.71	$10.76
Net investment income	0.07 [1]	0.14 [1]	0.11 [1]	0.07 [1]	0.08 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.06	0.08	(0.02)	(0.73)	0.05	(0.05)
Total from investment operations	0.13	0.22	0.09	(0.66)	0.13	0.06
Distributions to shareholders from
Net investment income	(0.07)	(0.16)	(0.12)	(0.07)	(0.08)	(0.11)
Net asset value, end of period	$10.12	$10.06	$10.00	$10.03	$10.76	$10.71
Total return[2]	1.31%	2.24%	0.87%	(6.13)%	1.23%	0.54%
Ratios to average net assets (annualized)
Gross expenses	1.60%	1.61%	1.60%	1.59%	1.59%	1.60%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	1.39%	1.39%	1.14%	0.68%	0.75%	1.01%
Supplemental data
Portfolio turnover rate	9%	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$361	$719	$2,018	$3,751	$5,464	$11,981

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring California Limited-Term Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.91	$9.85	$9.88	$10.60	$10.55	$10.60
Net investment income	0.12 [1]	0.23 [1]	0.21 [1]	0.17 [1]	0.18 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	0.06	0.08	(0.03)	(0.72)	0.05	(0.05)
Total from investment operations	0.18	0.31	0.18	(0.55)	0.23	0.16
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.21)	(0.17)	(0.18)	(0.21)
Net asset value, end of period	$9.97	$9.91	$9.85	$9.88	$10.60	$10.55
Total return[2]	1.81%	3.22%	1.83%	(5.24)%	2.21%	1.50%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.80%	0.79%	0.79%	0.78%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.35%	2.35%	2.15%	1.65%	1.71%	1.95%
Supplemental data
Portfolio turnover rate	9%	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$40,134	$46,205	$68,023	$31,947	$32,294	$36,591

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Limited-Term Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.91	$9.85	$9.87	$10.59	$10.54	$10.59
Net investment income	0.12 [1]	0.24 [1]	0.22 [1]	0.18	0.19	0.22
Net realized and unrealized gains (losses) on investments	0.07	0.08	(0.02)	(0.72)	0.05	(0.05)
Total from investment operations	0.19	0.32	0.20	(0.54)	0.24	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.22)	(0.18)	(0.19)	(0.22)
Net asset value, end of period	$9.97	$9.91	$9.85	$9.87	$10.59	$10.54
Total return[2]	1.86%	3.33%	2.04%	(5.15)%	2.31%	1.60%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.53%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.45%	2.46%	2.19%	1.74%	1.81%	2.06%
Supplemental data
Portfolio turnover rate	9%	24%	35%	32%	18%	27%
Net assets, end of period (000s omitted)	$194,655	$225,670	$251,508	$383,847	$396,495	$380,649

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring California Limited-Term Tax-Free Fund | 19

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $286,928,032 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,533,122
Gross unrealized losses	(7,925,942)
Net unrealized losses	$(6,392,820)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $11,003,433 in short-term capital losses and $6,688,987 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$280,341,480	$0	$280,341,480
Short-term investments
Investment companies	193,732	0	0	193,732
Total assets	$193,732	$280,341,480	$0	$280,535,212
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
20 | Allspring California Limited-Term Tax-Free Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Administrator Class	0.60
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $66 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Allspring California Limited-Term Tax-Free Fund | 21

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $13,904,518, $18,320,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $27,667,258 and $66,738,035, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
22 | Allspring California Limited-Term Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring California Limited-Term Tax-Free Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring California Limited-Term Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0033 12-24

Allspring California Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring California Tax-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.78%
California: 96.60%
Airport revenue: 8.84%
Alameda Corridor Transportation Authority Series C CAB (AGM Insured)¤	0.00%	10-1-2053	$3,825,000	$954,103
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,565,844
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,782,362
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,051,538
County of Sacramento Airport System Revenue	5.00	7-1-2054	1,250,000	1,350,923
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,078,196
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,028,755
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,803,073
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2039	3,000,000	3,243,424
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,218,382
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,254,342
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,774,538
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,106,247
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,129,851
				55,341,578
Education revenue: 8.79%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,700,300
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,338,574
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	240,000	240,896
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	615,384
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,753,711
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	1,011,866
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,432,243
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	759,810
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	10,248,721
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	888,868
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,272,008
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,565,935
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	1,029,887
The accompanying notes are an integral part of these financial statements.
2 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00%	8-1-2051	$775,000	$666,592
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2050	3,540,000	3,548,451
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	959,608
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	942,734
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	686,133
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	225,000	224,623
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,535,608
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,004,633
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	1,019,831
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	805,094
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,968,185
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	946,110
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,032,868
California State University Series A	5.00	11-1-2047	1,000,000	1,029,989
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,155,983
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,883,335
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,433,730
University of California Ltd. Project Series K	4.00	5-15-2046	5,295,000	5,273,203
				54,974,913
GO revenue: 16.17%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,064,445
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,121,205
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,328,475
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,319,111
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,519,374
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,196
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,958,568
Merced City School District	5.00	8-1-2045	1,000,000	1,006,514
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,615,755
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,857,675
Pleasanton Unified School District	4.00	8-1-2052	8,240,000	8,150,241
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	945,000	1,023,177
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,058,212
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	2,011,957
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Francisco Community College District Series B (BAM Insured)	5.25%	6-15-2049	$15,000,000	$16,588,728
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,685,574
San Gorgonio Memorial Health Care District	5.50	8-1-2028	2,525,000	2,515,088
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,499,334
Santa Ana Unified School District Series B CAB (AGC Insured)¤	0.00	8-1-2038	15,000,000	8,960,009
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,979,056
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,004,843
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,506,400
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,754,308
State of California	5.00	8-1-2046	10,000,000	10,193,081
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,870,567
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,503,780
				101,190,673
Health revenue: 19.70%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,878,259
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,515,179
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	10,143,987
California HFFA Children’s Hospital of Orange County Obligated Group Series A	5.00	11-1-2054	4,750,000	5,139,236
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,331,316
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,291,778
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,929,948
California HFFA Lundquist Institute for Biomedical Innovation at Harbor-UCLA Medical Center	5.00	9-1-2048	6,095,000	6,107,464
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,383,993
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	729,768
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,022,970
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,913,086
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	3,016,556
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	9,422,191
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,419,914
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,414,227
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,572,818
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	2,002,332
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,263,758
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,899,183
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,298,282
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,500,149
The accompanying notes are an integral part of these financial statements.
4 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority PRS Obligated Group Series A	5.00%	4-1-2049	$1,300,000	$1,353,020
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,592,565
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,767,912
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2037	500,000	506,656
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,391,421
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,152,894
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,113,881
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,681,415
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,517,139
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,060,998
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,126,891
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,180,250
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,150,561
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	719,095
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	512,129
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	459,560
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,909,248
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	1,000,543
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,903,809
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	1,004,641
				123,301,022
Housing revenue: 10.26%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,818,658
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.60	12-1-2027	2,555,000	2,555,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,529,325	7,520,367
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	133,868	131,709
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,152,205
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,288,181
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,881,637
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	521,214
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,170,338
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,844,252
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2033	600,000	615,199
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00%	5-15-2034	$700,000	$716,211
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2035	700,000	713,866
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2036	600,000	609,862
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	709,135
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	757,317
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,102,424
California Municipal Finance Authority CHF - Riverside II LLC	5.00	5-15-2052	5,650,000	5,765,593
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	530,813
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20	6-1-2044	2,000,000	1,947,532
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	711,748
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,579,915
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,075,499
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	835,000	834,865
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,633,568
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,198,237
Compton PFA144A	4.00	9-1-2027	3,520,000	3,515,467
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,214,339
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,063,155
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	1,000,000	1,010,812
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,588,582
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,537,249
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,402,511
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,166,343
Sacramento County Housing Authority Series C (FNMA Insured) (FNMA LIQ)ø	2.85	7-15-2029	295,000	295,000
				64,178,803
Miscellaneous revenue: 6.42%
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AGM Insured)	5.25	11-1-2052	1,500,000	1,599,435
City of Irvine Reassessment District No. 15-2	5.00	9-2-2025	725,000	733,150
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	404,118
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,502,894
The accompanying notes are an integral part of these financial statements.
6 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
City of Porterville Water Revenue System Financing Project COP (AGM Insured)	4.00%	8-15-2050	$1,000,000	$983,397
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,995,061
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,216,282
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,701,448
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	727,319
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,388,487
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,446,247
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,071,855
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,950,503
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	2,049,528
Mountain House PFA Community Services District Series A	5.00	12-1-2034	535,000	565,941
North Coast County Water District COP (AGM Insured)	4.00	10-1-2051	1,745,000	1,745,173
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,248,794
San Marino Unified School District Series A COP	5.00	12-1-2041	255,000	255,195
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,582,269
				40,167,096
Tax revenue: 13.03%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,080,615
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,546,224
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	452,962
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	909,430
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,058,658
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	948,685
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,547,550
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,466,563
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,712,605
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2048	3,750,000	3,883,090
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	970,387
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,179,809
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,014,974
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,527,734
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,221,375
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,510,640
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00%	5-1-2038	$305,000	$315,215
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,030,091
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,132,111
Lafayette Redevelopment Successor Agency Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,502,760
Lafayette Redevelopment Successor Agency Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,636,987
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,237,284
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	352,517
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	411,816
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	259,237
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	257,385
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,568,737
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,033,558
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,960,819
Rancho Cucamonga Redevelopment Successor Agency (AGM Insured)	5.00	9-1-2032	1,870,000	1,871,837
Redwood City Redevelopment Successor Agency CAB (Ambac Insured)¤	0.00	7-15-2030	3,505,000	2,862,586
River Islands PFA Community Facilities District No. 2016 (AGM Insured)	5.25	9-1-2052	2,000,000	2,142,381
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,534,049
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,625,797
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,056,484
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	2,450,000	2,275,872
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,501,323
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,544,538
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,465,755
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,360,389
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	1,031,558
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,794,339
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2040	750,000	754,431
Tustin Community Facilities District No. 06-1 Series A	5.00	9-1-2045	1,000,000	1,004,317
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,011,308
				81,566,782
Tobacco revenue: 0.66%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,575,325
The accompanying notes are an integral part of these financial statements.
8 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue(continued)
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00%	6-1-2050	$1,070,000	$1,052,749
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	514,286
				4,142,360
Transportation revenue: 0.32%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,966,394
Utilities revenue: 10.16%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	7,000,000	7,451,622
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,343,739
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,655,719
California Community Choice Financing Authority Series Døø	5.00	2-1-2055	5,000,000	5,374,343
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,269,418
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,131,667
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,105,389
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,294,885
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,383,042
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,757,352
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,070,542
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,553,860
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	3.65	7-1-2035	250,000	250,000
Los Angeles Department of Water & Power System Revenue Series C	5.00	7-1-2054	8,000,000	8,718,674
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,899,714
M-S-R Energy Authority Series C	6.13	11-1-2029	785,000	832,903
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,110,220
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	446,591
Roseville Natural Gas Financing Authority	5.00	2-15-2025	1,930,000	1,932,250
Southern California Public Power Authority Project No. 1 Series A	5.25	11-1-2025	1,000,000	1,008,522
				63,590,452
Water & sewer revenue: 2.25%
Adelanto Public Utility Authority Utility System Project Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,075,006
California PCFA Poseidon Resources Channelside LP AMT144A	5.00	11-21-2045	2,615,000	2,699,470
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,810,113
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,515,855
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,002,602
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,003,316
				14,106,362
				604,526,435
Guam: 0.36%
Miscellaneous revenue: 0.16%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	971,327
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.20%
Guam Government Waterworks Authority Series A	5.00%	1-1-2050	$1,250,000	$1,283,764
				2,255,091
Illinois: 0.16%
GO revenue: 0.16%
State of Illinois Series B	4.50	5-1-2048	1,000,000	988,936
New York: 1.59%
Industrial development revenue: 0.82%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,157,531
Tax revenue: 0.77%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	3,360,000	2,541,920
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,269,127
				4,811,047
				9,968,578
Ohio: 0.07%
Tobacco revenue: 0.07%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	451,173
Total municipal obligations (Cost $624,888,328)				618,190,213

		Yield	Shares
Short-term investments: 0.03%
Investment companies: 0.03%
Allspring Government Money Market Fund Select Class♠∞		4.42	228,155	228,155
Total short-term investments (Cost $228,155)				228,155
Total investments in securities (Cost $625,116,483)	98.81%			618,418,368
Other assets and liabilities, net	1.19			7,418,967
Total net assets	100.00%			$625,837,335

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
10 | Allspring California Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$817,140	$52,666,267	$(53,255,252)	$0	$0	$228,155	228,155	$29,313
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	160	3-20-2025	$17,570,226	$17,400,000	$0	$(170,226)
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 11

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $624,888,328)	$618,190,213
Investments in affiliated securities, at value (cost $228,155)	228,155
Cash at broker segregated for futures contracts	1,260,000
Receivable for interest	7,957,686
Receivable for investments sold	1,528,280
Receivable for Fund shares sold	382,198
Prepaid expenses and other assets	77,044
Total assets	629,623,576
Liabilities
Payable for Fund shares redeemed	1,792,446
Overdraft due to custodian bank	1,224,591
Dividends payable	327,309
Management fee payable	177,032
Shareholder servicing fees payable	72,676
Administration fees payable	62,512
Payable for daily variation margin on open futures contracts	35,000
Trustees’ fees and expenses payable	5,420
Distribution fee payable	4,149
Accrued expenses and other liabilities	85,106
Total liabilities	3,786,241
Total net assets	$625,837,335
Net assets consist of
Paid-in capital	$717,471,339
Total distributable loss	(91,634,004)
Total net assets	$625,837,335
Computation of net asset value and offering price per share
Net assets–Class A	$270,626,089
Shares outstanding–Class A1	25,582,969
Net asset value per share–Class A	$10.58
Maximum offering price per share – Class A2	$11.08
Net assets–Class C	$6,321,189
Shares outstanding–Class C1	585,983
Net asset value per share–Class C	$10.79
Net assets–Administrator Class	$51,915,348
Shares outstanding–Administrator Class[1]	4,899,876
Net asset value per share–Administrator Class	$10.60
Net assets–Institutional Class	$296,974,709
Shares outstanding–Institutional Class[1]	28,018,368
Net asset value per share–Institutional Class	$10.60
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring California Tax-Free Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$13,194,033
Income from affiliated securities	29,313
Total investment income	13,223,346
Expenses
Management fee	1,303,092
Administration fees
Class A	215,028
Class C	5,108
Administrator Class	30,125
Institutional Class	122,971
Shareholder servicing fees
Class A	357,986
Class C	8,488
Administrator Class	74,073
Distribution fee
Class C	25,465
Custody and accounting fees	13,621
Professional fees	32,954
Registration fees	32,560
Shareholder report expenses	11,544
Trustees’ fees and expenses	12,154
Other fees and expenses	14,962
Total expenses	2,260,131
Less: Fee waivers and/or expense reimbursements
Fund-level	(99,147)
Class A	(70,807)
Class C	(1,564)
Administrator Class	(58,876)
Net expenses	2,029,737
Net investment income	11,193,609
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	316,645
Futures contracts	2,602
Net realized gains on investments	319,247
Net change in unrealized gains (losses) on
Unaffiliated securities	(298,441)
Futures contracts	(323,660)
Net change in unrealized gains (losses) on investments	(622,101)
Net realized and unrealized gains (losses) on investments	(302,854)
Net increase in net assets resulting from operations	$10,890,755
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$11,193,609		$24,012,606
Net realized gains (losses) on investments		319,247		(4,045,570)
Net change in unrealized gains (losses) on investments		(622,101)		5,753,311
Net increase in net assets resulting from operations		10,890,755		25,720,347
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,653,442)		(10,223,402)
Class C		(84,789)		(218,022)
Administrator Class		(1,037,467)		(4,967,517)
Institutional Class		(5,408,933)		(8,625,982)
Total distributions to shareholders		(11,184,631)		(24,034,923)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	698,892	7,455,584	1,726,643	17,898,049
Class C	33,373	364,748	143,939	1,549,996
Administrator Class	474,849	5,081,510	6,031,893	62,944,811
Institutional Class	4,815,297	51,476,084	15,832,950	165,894,907
		64,377,926		248,287,763
Reinvestment of distributions
Class A	411,977	4,394,482	937,396	9,782,634
Class C	7,742	84,193	20,591	218,022
Administrator Class	89,992	961,444	465,420	4,856,645
Institutional Class	364,645	3,896,538	456,811	4,786,680
		9,336,657		19,643,981
Payment for shares redeemed
Class A	(3,147,626)	(33,604,282)	(6,511,335)	(68,040,989)
Class C	(172,007)	(1,875,246)	(367,184)	(3,914,385)
Administrator Class	(2,523,992)	(26,992,872)	(16,031,707)	(166,081,680)
Institutional Class	(5,196,314)	(55,426,963)	(11,244,194)	(117,179,936)
		(117,899,363)		(355,216,990)
Net decrease in net assets resulting from capital share transactions		(44,184,780)		(87,285,246)
Total decrease in net assets		(44,478,656)		(85,599,822)
Net assets
Beginning of period		670,315,991		755,915,813
End of period		$625,837,335		$670,315,991
The accompanying notes are an integral part of these financial statements.
14 | Allspring California Tax-Free Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.59	$10.52	$10.65	$12.13	$11.91	$11.91
Net investment income	0.18 [1]	0.35 [1]	0.33	0.30	0.32	0.35
Net realized and unrealized gains (losses) on investments	(0.01)	0.07	(0.13)	(1.48)	0.22	0.00 [2]
Total from investment operations	0.17	0.42	0.20	(1.18)	0.54	0.35
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.33)	(0.30)	(0.32)	(0.35)
Net asset value, end of period	$10.58	$10.59	$10.52	$10.65	$12.13	$11.91
Total return[3]	1.55%	4.08%	1.90%	(9.90)%	4.59%	2.93%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.81%	0.81%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.25%	3.33%	3.10%	2.57%	2.66%	2.92%
Supplemental data
Portfolio turnover rate	12%	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$270,626	$292,433	$331,000	$412,553	$486,668	$494,450

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.80	$10.73	$10.86	$12.37	$12.14	$12.15
Net investment income	0.14 [1]	0.27 [1]	0.26	0.22	0.24	0.27
Net realized and unrealized gains (losses) on investments	(0.01)	0.07	(0.14)	(1.51)	0.23	(0.02)
Total from investment operations	0.13	0.34	0.12	(1.29)	0.47	0.25
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.25)	(0.22)	(0.24)	(0.26)
Net asset value, end of period	$10.79	$10.80	$10.73	$10.86	$12.37	$12.14
Total return[2]	1.17%	3.29%	1.16%	(10.58)%	3.86%	2.08%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.58%	1.58%	1.56%	1.56%	1.56%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.49%	2.58%	2.35%	1.80%	1.91%	2.18%
Supplemental data
Portfolio turnover rate	12%	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$6,321	$7,740	$9,864	$11,548	$19,066	$27,413

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring California Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.60	$10.54	$10.67	$12.16	$11.93	$11.94
Net investment income	0.19 [1]	0.37 [1]	0.35	0.32	0.34	0.37
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.06	(0.13)	(1.49)	0.24	(0.01)
Total from investment operations	0.19	0.43	0.22	(1.17)	0.58	0.36
Distributions to shareholders from
Net investment income	(0.19)	(0.37)	(0.35)	(0.32)	(0.35)	(0.37)
Net asset value, end of period	$10.60	$10.60	$10.54	$10.67	$12.16	$11.93
Total return[3]	1.75%	4.18%	2.11%	(9.77)%	4.89%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.77%	0.75%	0.75%	0.75%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.45%	3.53%	3.27%	2.78%	2.86%	3.13%
Supplemental data
Portfolio turnover rate	12%	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$51,915	$72,733	$172,774	$343,154	$382,093	$301,919

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring California Tax-Free Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.61	$10.54	$10.67	$12.16	$11.93	$11.94
Net investment income	0.19 [1]	0.37 [1]	0.36	0.33	0.35	0.38
Net realized and unrealized gains (losses) on investments	(0.01)	0.08	(0.13)	(1.49)	0.23	(0.01)
Total from investment operations	0.18	0.45	0.23	(1.16)	0.58	0.37
Distributions to shareholders from
Net investment income	(0.19)	(0.38)	(0.36)	(0.33)	(0.35)	(0.38)
Net asset value, end of period	$10.60	$10.61	$10.54	$10.67	$12.16	$11.93
Total return[2]	1.69%	4.35%	2.18%	(9.71)%	4.96%	3.12%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.50%	0.48%	0.48%	0.48%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.52%	3.59%	3.36%	2.83%	2.93%	3.19%
Supplemental data
Portfolio turnover rate	12%	26%	15%	17%	9%	23%
Net assets, end of period (000s omitted)	$296,975	$297,410	$242,279	$304,666	$384,108	$328,107

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring California Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
Allspring California Tax-Free Fund | 19

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $625,368,397 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,475,742
Gross unrealized losses	(16,595,997)
Net unrealized losses	$(7,120,255)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $48,720,582 in short-term capital losses and $36,124,638 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$618,190,213	$0	$618,190,213
Short-term investments
Investment companies	228,155	0	0	228,155
Total assets	$228,155	$618,190,213	$0	$618,418,368
Liabilities
Futures contracts	$170,226	$0	$0	$170,226
Total liabilities	$170,226	$0	$0	$170,226
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring California Tax-Free Fund | 21

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Administrator Class	0.55
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $906 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $39,354,152, $36,600,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $75,470,720 and $121,521,883, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended December 31, 2024, the Fund entered into futures contracts as a tactical move to take advantage of dislocation in the market. The Fund had an average notional amount of $17,854,557 in long futures contracts during the six months ended December 31, 2024.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
22 | Allspring California Tax-Free Fund

Notes to financial statements (unaudited)
7.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
8.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of California.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring California Tax-Free Fund | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

24 | Allspring California Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring California Tax-Free Fund | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0032 12-24

Allspring High Yield Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.11%
Alabama: 2.69%
Education revenue: 1.16%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,046,712
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.00	8-1-2054	1,200,000	1,234,965
				2,281,677
Resource recovery revenue: 1.53%
Mobile County IDA AM/NS Calvert LLC Series 2024B AMT	4.75	12-1-2054	1,000,000	966,898
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	2,028,164
				2,995,062
				5,276,739
Arizona: 0.94%
Education revenue: 0.49%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	969,991
Health revenue: 0.45%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	884,382
				1,854,373
Arkansas: 0.52%
Industrial development revenue: 0.52%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,030,952
California: 3.36%
Airport revenue: 0.51%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,009,138
Education revenue: 0.13%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	244,603
Health revenue: 0.24%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	470,934
Housing revenue: 1.49%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,954,260
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	355,874
Compton PFA144A	4.00	9-1-2027	625,000	624,195
				2,934,329
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.29%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00%	8-1-2026	$615,000	$571,290
Tobacco revenue: 0.16%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	2,000,000	316,484
Utilities revenue: 0.54%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,062,287
				6,609,065
Colorado: 8.92%
Education revenue: 0.22%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	439,741
GO revenue: 7.48%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	2,015,000	2,020,363
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	422,862
Canyons Metropolitan District No. 5 Series B	6.50	12-1-2054	1,000,000	1,033,313
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	997,569
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,143,000	1,169,542
Independence Metropolitan District No. 3 Series A	5.38	12-1-2054	1,645,000	1,632,374
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,265,223
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	1,006,981
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	213,453
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,179,840
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	1,012,629
St. Vrain Lakes Metropolitan District No. 4 Series A CAB144A¤	0.00	9-20-2054	1,000,000	725,531
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,518,268
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	491,640
				14,689,588
Tax revenue: 0.96%
Palisade Metropolitan District No. 2 Series B CAB144A¤	0.00	12-15-2054	1,000,000	908,941
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	979,234
				1,888,175
Transportation revenue: 0.26%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,365
				17,517,869
Delaware: 0.79%
Health revenue: 0.79%
Roanoke County EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	1,500,000	1,544,284
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 0.71%
Education revenue: 0.52%
District of Columbia Rocketship DC Obligated Group Series A	5.75%	6-1-2054	$1,000,000	$1,014,382
Tobacco revenue: 0.19%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	360,000	372,004
				1,386,386
Florida: 8.42%
Education revenue: 2.61%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,035,841
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,978,840
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	679,643
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	425,993
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,002,756
				5,123,073
Health revenue: 3.58%
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	1,009,338
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	221,948
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	910,669
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,068,987
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	2,000,000	2,020,572
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	802,711
				7,034,225
Housing revenue: 0.49%
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00	6-1-2054	1,000,000	969,111
Miscellaneous revenue: 1.53%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	995,000	1,021,863
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.80	5-1-2055	2,000,000	1,977,772
				2,999,635
Water & sewer revenue: 0.21%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	415,865
				16,541,909
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 3.04%
Housing revenue: 0.38%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00%	7-15-2028	$745,000	$745,247
Industrial development revenue: 0.72%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,420,315
Tax revenue: 0.52%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,019,321
Utilities revenue: 1.42%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,709,268
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,068,538
				2,777,806
				5,962,689
Guam: 0.27%
Airport revenue: 0.27%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	526,388
Idaho: 0.13%
Education revenue: 0.13%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,227
Illinois: 4.55%
Airport revenue: 1.09%
Chicago O’Hare International Airport Series A AMT	5.50	1-1-2053	2,000,000	2,150,563
Education revenue: 0.59%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	221,551
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	763,364
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	170,000	170,469
				1,155,384
GO revenue: 0.80%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	536,734
City of Chicago Series A	5.50	1-1-2041	500,000	519,845
City of Chicago Series A	5.50	1-1-2043	500,000	517,488
				1,574,067
Health revenue: 0.51%
Illinois Finance Authority Silver Cross Hospital Obligated Group Series C	5.00	8-15-2044	1,000,000	1,002,062
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.52%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00%	6-15-2050	$1,000,000	$1,024,149
Miscellaneous revenue: 0.35%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,256
Tax revenue: 0.69%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,345,000	1,353,513
				8,939,994
Indiana: 3.99%
Education revenue: 1.05%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,066,703
Health revenue: 1.87%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25	3-1-2054	1,500,000	1,570,173
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,092,454
				3,662,627
Industrial development revenue: 1.07%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	502,605
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,604,047
				2,106,652
				7,835,982
Iowa: 0.76%
Health revenue: 0.51%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2049	1,000,000	989,105
Tobacco revenue: 0.25%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	495,313
				1,484,418
Kansas: 1.50%
Health revenue: 0.94%
City of Wichita Presbyterian Manors Obligated Group Series VIII	5.88	5-15-2050	1,000,000	1,003,992
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	850,742
				1,854,734
Tax revenue: 0.56%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,490,000	1,092,305
				2,947,039
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.49%
Health revenue: 0.49%
Kentucky EDFA Kenton Housing Obligated Group	5.50%	11-15-2035	$1,000,000	$965,000
Louisiana: 1.77%
Airport revenue: 0.67%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,311,743
Transportation revenue: 1.10%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.75	9-1-2064	2,000,000	2,158,239
				3,469,982
Maryland: 1.20%
Tax revenue: 0.22%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	425,426
Transportation revenue: 0.98%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,932,804
				2,358,230
Massachusetts: 0.50%
Health revenue: 0.50%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	987,338
Michigan: 0.76%
Education revenue: 0.20%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	128,728
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	262,500	262,686
				391,414
Miscellaneous revenue: 0.56%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,541
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	105,000	105,051
				1,105,592
				1,497,006
Minnesota: 2.29%
Education revenue: 1.32%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	20,000	20,011
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	195,854
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,008,988
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	870,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	493,703
				2,588,556
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.24%
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85%	11-1-2058	$485,000	$483,876
Housing revenue: 0.73%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	334,723
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	400,051
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.74	11-15-2032	700,000	700,000
				1,434,774
				4,507,206
Missouri: 0.80%
Health revenue: 0.66%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,295,801
Tax revenue: 0.14%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	280,000	278,418
				1,574,219
New Hampshire: 0.95%
Education revenue: 0.55%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,079,056
Health revenue: 0.40%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	785,071
				1,864,127
New Jersey: 1.24%
Airport revenue: 0.26%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	504,255
Education revenue: 0.87%
Camden County Improvement Authority Prep High School Project144A	5.00	7-15-2042	1,175,000	1,193,999
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	514,795
				1,708,794
Industrial development revenue: 0.11%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	215,000	215,216
				2,428,265
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 13.99%
Airport revenue: 4.57%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63%	4-1-2040	$1,000,000	$1,062,252
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,713,751
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,097,974
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,069,659
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.13	6-30-2060	1,000,000	1,026,859
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	999,963
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	999,978
				8,970,436
Education revenue: 4.47%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,044,756
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,136,956
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,242,506
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	388,117
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	935,712
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	2,024,533
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	355,902
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	661,753
				8,790,235
GO revenue: 1.02%
City of New York Series 3øø	4.00	4-1-2042	2,000,000	2,000,000
Health revenue: 1.71%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,055,159
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38	8-1-2054	1,500,000	1,339,493
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	961,010
				3,355,662
Miscellaneous revenue: 0.53%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,038,103
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.77%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00%	2-1-2051	$1,000,000	$756,523
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	756,376
				1,512,899
Tobacco revenue: 0.12%
Suffolk Tobacco Asset Securitization Corp. Series B-2 CAB¤	0.00	6-1-2066	2,500,000	235,134
Transportation revenue: 0.80%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,564,532
				27,467,001
North Carolina: 0.81%
Health revenue: 0.81%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,581,995
North Dakota: 0.59%
Health revenue: 0.59%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,157,273
Ohio: 2.63%
Education revenue: 0.26%
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	513,084
Housing revenue: 1.02%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	2,004,546
Tobacco revenue: 1.35%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,750,352
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	10,000,000	902,346
				2,652,698
				5,170,328
Oregon: 0.33%
Health revenue: 0.33%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	500,000	525,016
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	120,000	120,200
				645,216
Pennsylvania: 2.13%
Education revenue: 0.37%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	731,152
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.37%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00%	11-1-2051	$1,000,000	$1,021,443
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.40	9-1-2050	250,000	250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	522,733
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	903,919
				2,698,095
Miscellaneous revenue: 0.39%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	790,000	758,770
				4,188,017
Puerto Rico: 1.52%
Tax revenue: 1.52%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A-1	5.00	7-1-2058	3,000,000	2,988,781
South Carolina: 2.27%
Education revenue: 0.77%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	478,213
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,040,643
				1,518,856
Health revenue: 1.43%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.75	11-15-2054	1,750,000	1,844,165
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	960,350
				2,804,515
Resource recovery revenue: 0.07%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	100,000	80,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				4,453,371
Tennessee: 2.09%
Housing revenue: 1.83%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,324,334
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,265,511
				3,589,845
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.26%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13%	6-1-2036	$500,000	$507,184
				4,097,029
Texas: 6.19%
Education revenue: 1.56%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,233
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,518,432
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	720,022
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	520,000	510,496
				3,069,183
GO revenue: 0.46%
City of Port Isabel144A	5.10	2-15-2049	900,000	899,517
Health revenue: 2.19%
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.75	11-15-2050	2,500,000	2,500,000
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	968,074
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	831,996
				4,300,070
Industrial development revenue: 0.52%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,019,126
Tax revenue: 0.20%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	393,183
Transportation revenue: 1.16%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,281,768
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	196,545
				12,159,392
Utah: 3.73%
Education revenue: 0.48%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	948,535
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.11%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00%	8-1-2050	$1,000,000	$854,538
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,300,000	1,320,507
				2,175,045
Tax revenue: 2.14%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.20	6-1-2054	2,250,000	2,261,102
MIDA Mountain Village Public Infrastructure District Military Installation Development Authority Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	1,000,000	1,030,442
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	919,418
				4,210,962
				7,334,542
Virginia: 1.83%
Health revenue: 0.81%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	537,615
Virginia Small Business Financing Authority LifeSpire Obligated Group Series A	5.50	12-1-2054	1,000,000	1,045,955
				1,583,570
Transportation revenue: 1.02%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	2,006,963
				3,590,533
Washington: 3.43%
Health revenue: 2.28%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,564,945
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,053,926
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	777,116
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,077,181
				4,473,168
Housing revenue: 0.90%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,246,856
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	514,093
				1,760,949
Water & sewer revenue: 0.25%
County of King Sewer Revenue (Bank of America N.A. SPA)ø	3.95	1-1-2042	500,000	500,000
				6,734,117
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 1.42%
Tax revenue: 1.42%
County of Ohio Highlands Project	5.25%	6-1-2053	$1,000,000	$1,017,194
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,781,437
				2,798,631
Wisconsin: 5.56%
Education revenue: 3.62%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,003,126
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	714,459
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,159,042
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,639,556
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,313,198
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,284,966
				7,114,347
Health revenue: 1.41%
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,540,348
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,233,502
				2,773,850
Housing revenue: 0.27%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	533,292
Miscellaneous revenue: 0.26%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.30	6-1-2036	500,000	500,000
				10,921,489
Total municipal obligations (Cost $199,279,854)				194,647,402

		Yield	Shares
Short-term investments: 0.11%
Investment companies: 0.11%
Allspring Government Money Market Fund Select Class♠∞		4.42	217,923	217,923
Total short-term investments (Cost $217,923)				217,923
Total investments in securities (Cost $199,497,777)	99.22%			194,865,325
Other assets and liabilities, net	0.78			1,527,994
Total net assets	100.00%			$196,393,319

The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$936,490	$32,654,786	$(33,373,353)	$0	$0	$217,923	217,923	$27,657
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 15

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $199,279,854)	$194,647,402
Investments in affiliated securities, at value (cost $217,923)	217,923
Receivable for interest	2,209,312
Receivable for Fund shares sold	220,531
Prepaid expenses and other assets	91,360
Total assets	197,386,528
Liabilities
Payable for Fund shares redeemed	789,006
Management fee payable	55,117
Dividends payable	26,361
Overdraft due to custodian bank	25,196
Administration fees payable	17,199
Shareholder servicing fees payable	13,095
Trustees’ fees and expenses payable	6,584
Distribution fee payable	4,459
Accrued expenses and other liabilities	56,192
Total liabilities	993,209
Total net assets	$196,393,319
Net assets consist of
Paid-in capital	$205,103,937
Total distributable loss	(8,710,618)
Total net assets	$196,393,319
Computation of net asset value and offering price per share
Net assets–Class A	$47,232,275
Shares outstanding–Class A1	4,953,309
Net asset value per share–Class A	$9.54
Maximum offering price per share – Class A2	$9.99
Net assets–Class C	$6,459,728
Shares outstanding–Class C1	677,426
Net asset value per share–Class C	$9.54
Net assets–Class R6	$26,282
Shares outstanding–Class R6[1]	2,750
Net asset value per share–Class R6	$9.56
Net assets–Administrator Class	$5,429,903
Shares outstanding–Administrator Class[1]	569,166
Net asset value per share–Administrator Class	$9.54
Net assets–Institutional Class	$137,245,131
Shares outstanding–Institutional Class[1]	14,394,736
Net asset value per share–Institutional Class	$9.53
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Municipal Bond Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$4,631,076
Income from affiliated securities	27,657
Total investment income	4,658,733
Expenses
Management fee	468,561
Administration fees
Class A	35,259
Class C	5,012
Class R6	4
Administrator Class	2,817
Institutional Class	51,228
Shareholder servicing fees
Class A	58,765
Class C	8,353
Administrator Class	7,034
Distribution fee
Class C	25,060
Custody and accounting fees	3,589
Professional fees	27,797
Registration fees	44,003
Shareholder report expenses	13,856
Trustees’ fees and expenses	12,013
Other fees and expenses	8,901
Total expenses	772,252
Less: Fee waivers and/or expense reimbursements
Fund-level	(131,197)
Class A	(18,098)
Class C	(2,565)
Administrator Class	(3,545)
Institutional Class	(5,032)
Net expenses	611,815
Net investment income	4,046,918
Realized and unrealized gains (losses) on investments
Net realized gains on investments	147,293
Net change in unrealized gains (losses) on investments	(826,045)
Net realized and unrealized gains (losses) on investments	(678,752)
Net increase in net assets resulting from operations	$3,368,166
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$4,046,918		$6,558,555
Net realized gains (losses) on investments		147,293		(983,475)
Net change in unrealized gains (losses) on investments		(826,045)		3,092,990
Net increase in net assets resulting from operations		3,368,166		8,668,070
Distributions to shareholders from
Net investment income and net realized gains
Class A		(994,927)		(1,897,857)
Class C		(116,200)		(263,545)
Class R6		(598)		(1,179)
Administrator Class		(121,696)		(302,032)
Institutional Class		(2,874,213)		(4,261,107)
Total distributions to shareholders		(4,107,634)		(6,725,720)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	914,082	8,789,155	1,362,347	12,767,503
Class C	119,769	1,153,345	198,425	1,838,038
Class R6	25	227	10	99
Administrator Class	18,009	173,039	269,030	2,529,530
Institutional Class	3,947,218	37,945,887	6,757,098	62,397,209
		48,061,653		79,532,379
Reinvestment of distributions
Class A	100,227	966,042	197,217	1,835,750
Class C	11,945	115,132	28,005	260,723
Class R6	61	594	126	1,173
Administrator Class	12,513	120,627	15,333	142,465
Institutional Class	296,219	2,853,888	456,676	4,236,879
		4,056,283		6,476,990
Payment for shares redeemed
Class A	(655,526)	(6,305,441)	(1,421,241)	(13,034,486)
Class C	(116,794)	(1,123,419)	(326,830)	(3,045,929)
Administrator Class	(48,756)	(470,108)	(524,473)	(4,895,654)
Institutional Class	(1,058,000)	(10,180,264)	(6,066,390)	(55,595,887)
		(18,079,232)		(76,571,956)
Net increase in net assets resulting from capital share transactions		34,038,704		9,437,413
Total increase in net assets		33,299,236		11,379,763
Net assets
Beginning of period		163,094,083		151,714,320
End of period		$196,393,319		$163,094,083
The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.16	$10.43	$10.97
Net investment income	0.20 [1]	0.41 [1]	0.39 [1]	0.38	0.41	0.44
Net realized and unrealized gains (losses) on investments	(0.01)	0.15	(0.14)	(1.56)	0.73	(0.54)
Total from investment operations	0.19	0.56	0.25	(1.18)	1.14	(0.10)
Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.39)	(0.38)	(0.41)	(0.44)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.21)	(0.42)	(0.39)	(0.42)	(0.41)	(0.44)
Net asset value, end of period	$9.54	$9.56	$9.42	$9.56	$11.16	$10.43
Total return[2]	1.94%	6.22%	2.71%	(10.84)%	10.98%	(0.98)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.07%	1.07%	1.10%	1.14%	1.12%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.17%	4.48%	4.13%	3.61%	3.74%	4.05%
Supplemental data
Portfolio turnover rate	9%	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$47,232	$43,935	$41,963	$37,138	$37,514	$24,791

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.16	$10.44	$10.97
Net investment income	0.17 [1]	0.34 [1]	0.32 [1]	0.30	0.32	0.36
Net realized and unrealized gains (losses) on investments	(0.02)	0.15	(0.14)	(1.55)	0.72	(0.53)
Total from investment operations	0.15	0.49	0.18	(1.25)	1.04	(0.17)
Distributions to shareholders from
Net investment income	(0.17)	(0.35)	(0.32)	(0.31)	(0.32)	(0.36)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.17)	(0.35)	(0.32)	(0.35)	(0.32)	(0.36)
Net asset value, end of period	$9.54	$9.56	$9.42	$9.56	$11.16	$10.44
Total return[2]	1.55%	5.43%	1.94%	(11.51)%	10.14%	(1.63)%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.79%	1.80%	1.84%	1.89%	1.87%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	3.41%	3.72%	3.39%	2.84%	3.02%	3.29%
Supplemental data
Portfolio turnover rate	9%	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$6,460	$6,335	$7,185	$6,435	$8,471	$9,250

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
20 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.59	$9.44	$9.59	$11.16	$10.44	$10.98
Net investment income	0.22 [1]	0.44 [1]	0.42 [1]	0.42	0.44	0.47
Net realized and unrealized gains (losses) on investments	(0.03)	0.16	(0.15)	(1.55)	0.71	(0.54)
Total from investment operations	0.19	0.60	0.27	(1.13)	1.15	(0.07)
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.42)	(0.40)	(0.43)	(0.47)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.22)	(0.45)	(0.42)	(0.44)	(0.43)	(0.47)
Net asset value, end of period	$9.56	$9.59	$9.44	$9.59	$11.16	$10.44
Total return[2]	1.99%	6.65%	2.90%	(10.53)%	11.28%	(0.68)%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.69%	0.69%	0.72%	0.76%	0.73%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.45%	4.78%	4.43%	3.91%	4.07%	4.34%
Supplemental data
Portfolio turnover rate	9%	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$26	$26	$24	$23	$26	$25

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.57	$9.42	$9.57	$11.16	$10.44	$10.98
Net investment income	0.21 [1]	0.42 [1]	0.40 [1]	0.40	0.42	0.45
Net realized and unrealized gains (losses) on investments	(0.03)	0.16	(0.15)	(1.55)	0.72	(0.54)
Total from investment operations	0.18	0.58	0.25	(1.15)	1.14	(0.09)
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.40)	(0.40)	(0.42)	(0.45)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.21)	(0.43)	(0.40)	(0.44)	(0.42)	(0.45)
Net asset value, end of period	$9.54	$9.57	$9.42	$9.57	$11.16	$10.44
Total return[2]	1.88%	6.44%	2.71%	(10.65)%	11.10%	(0.87)%
Ratios to average net assets (annualized)
Gross expenses	0.97%	1.02%	1.01%	1.05%	1.08%	1.05%
Net expenses	0.70%	0.70%	0.69%	0.68%	0.69%	0.70%
Net investment income	4.25%	4.57%	4.24%	3.73%	3.88%	4.12%
Supplemental data
Portfolio turnover rate	9%	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$5,430	$5,620	$7,796	$8,587	$9,692	$11,115

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
22 | Allspring High Yield Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.56	$9.42	$9.56	$11.15	$10.43	$10.97
Net investment income	0.22 [1]	0.44 [1]	0.42 [1]	0.41	0.43	0.46
Net realized and unrealized gains (losses) on investments	(0.03)	0.15	(0.14)	(1.55)	0.72	(0.53)
Total from investment operations	0.19	0.59	0.28	(1.14)	1.15	(0.07)
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.42)	(0.41)	(0.43)	(0.47)
Net realized gains	0.00	0.00	0.00	(0.04)	0.00	0.00
Total distributions to shareholders	(0.22)	(0.45)	(0.42)	(0.45)	(0.43)	(0.47)
Net asset value, end of period	$9.53	$9.56	$9.42	$9.56	$11.15	$10.43
Total return[2]	1.96%	6.49%	2.97%	(10.54)%	11.15%	(0.74)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.75%	0.74%	0.77%	0.81%	0.78%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	4.42%	4.73%	4.40%	3.87%	4.00%	4.24%
Supplemental data
Portfolio turnover rate	9%	33%	24%	30%	55%	14%
Net assets, end of period (000s omitted)	$137,245	$107,178	$94,747	$56,771	$44,440	$37,049

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Municipal Bond Fund | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
24 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $199,732,572 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,084,538
Gross unrealized losses	(7,951,785)
Net unrealized losses	$(4,867,247)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $2,648,097 in short-term capital losses and $1,343,357 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Municipal Bond Fund | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$194,597,402	$50,000	$194,647,402
Short-term investments
Investment companies	217,923	0	0	217,923
Total assets	$217,923	$194,597,402	$50,000	$194,865,325
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
26 | Allspring High Yield Municipal Bond Fund

Notes to financial statements (unaudited)
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.80%
Class C	1.55
Class R6	0.50
Administrator Class	0.70
Institutional Class	0.55
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $461 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $4,900,000, $17,700,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $62,795,233 and $15,948,002, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring High Yield Municipal Bond Fund | 27

Notes to financial statements (unaudited)
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
28 | Allspring High Yield Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Municipal Bond Fund | 29

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

30 | Allspring High Yield Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3364 12-24

Allspring
Intermediate
Tax/AMT-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Intermediate Tax/AMT-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.61%
Alabama: 3.22%
Education revenue: 0.36%
Auburn University Series A	4.00%	6-1-2033	$1,000,000	$1,004,871
University of West Alabama (AGM Insured)	4.00	1-1-2033	595,000	601,104
University of West Alabama (AGM Insured)	4.00	1-1-2035	865,000	873,291
University of West Alabama (AGM Insured)	4.00	1-1-2037	920,000	924,172
				3,403,438
Utilities revenue: 2.86%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,065,795
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	5,000,000	5,280,324
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	3,000,000	3,151,485
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,176,868
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	3,000,000	3,190,212
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	994,749
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,265,029
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,260,274
				27,384,736
				30,788,174
Alaska: 0.41%
Housing revenue: 0.41%
Borough of Matanuska-Susitna State of Alaska	4.00	9-1-2030	3,870,000	3,875,165
Arizona: 1.25%
Education revenue: 0.38%
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2034	335,000	326,720
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2035	345,000	334,095
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2036	315,000	302,904
Arizona IDA Kipp NYC Public Charter Schools Series A	5.00	7-1-2033	315,000	330,247
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2035	240,000	232,414
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2036	220,000	211,552
Pima County Community College District	5.00	7-1-2035	600,000	633,861
Pima County Community College District	5.00	7-1-2036	500,000	526,594
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	730,000	726,765
				3,625,152
GO revenue: 0.06%
Estrella Mountain Ranch Community Facilities District (AGM Insured)	5.00	7-15-2025	585,000	589,423
Health revenue: 0.08%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2028	370,000	366,247
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2029	385,000	379,879
				746,126
The accompanying notes are an integral part of these financial statements.
2 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.52%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00%	7-1-2040	$5,000,000	$4,977,083
Utilities revenue: 0.21%
Coconino County Pollution Control Corp. Nevada Power Co. Series Bøø	3.75	3-1-2039	2,000,000	1,993,506
				11,931,290
Arkansas: 0.25%
Miscellaneous revenue: 0.25%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2033	500,000	503,191
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,003,361
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2036	850,000	853,048
				2,359,600
California: 4.69%
GO revenue: 1.14%
Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,565,711
Compton Community College District Series C CAB¤	0.00	8-1-2031	2,400,000	1,905,073
Patterson Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,191,943
State of California	4.00	8-1-2038	1,000,000	1,002,311
Sylvan Union School District CAB (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,061,216
Sylvan Union School District CAB (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,149,209
				10,875,463
Health revenue: 0.84%
Regents of the University of California Medical Center Pooled Revenue Series O2ø	3.70	5-15-2045	8,000,000	8,000,000
Housing revenue: 0.22%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.60	12-1-2027	1,200,000	1,200,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	872,966	871,927
				2,071,927
Transportation revenue: 1.03%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.87	4-1-2036	9,810,000	9,856,545
Utilities revenue: 1.46%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	4,000,000	4,186,588
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,500,000	1,498,593
California Community Choice Financing Authority Series C	5.00	10-1-2031	830,000	872,110
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2031	1,160,000	1,275,938
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
M-S-R Energy Authority Series B	7.00%	11-1-2034	$2,035,000	$2,492,730
M-S-R Energy Authority Series C	7.00	11-1-2034	3,000,000	3,674,786
				14,000,745
				44,804,680
Colorado: 1.55%
Airport revenue: 0.35%
City & County of Denver Airport System Revenue Series C	5.25	11-15-2039	1,295,000	1,448,684
City & County of Denver Airport System Revenue Series C	5.25	11-15-2040	670,000	746,599
City & County of Denver Airport System Revenue Series C	5.25	11-15-2041	570,000	632,760
City & County of Denver Airport System Revenue Series C	5.25	11-15-2042	500,000	553,205
				3,381,248
GO revenue: 0.24%
Mesa County Valley School District No. 51 Grand Junction	5.50	12-1-2035	2,175,000	2,308,006
Tax revenue: 0.28%
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2028	885,000	926,358
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2029	600,000	631,525
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2030	1,000,000	1,063,228
				2,621,111
Utilities revenue: 0.63%
Public Authority for Colorado Energy	6.50	11-15-2038	5,000,000	5,977,251
Water & sewer revenue: 0.05%
Central Weld County Water District (AGM Insured)	4.00	12-1-2033	500,000	517,122
				14,804,738
Connecticut: 1.23%
Education revenue: 0.05%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2029	480,000	484,074
GO revenue: 0.51%
City of Bridgeport Series A	5.00	6-1-2031	1,855,000	2,012,575
State of Connecticut Series F	5.00	11-15-2032	300,000	303,545
Town of Hamden (AGM Insured)	5.00	8-15-2033	1,100,000	1,234,609
Town of Hamden Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,268,948
				4,819,677
Health revenue: 0.31%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2035	1,000,000	1,003,737
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2038	2,000,000	1,973,485
				2,977,222
Housing revenue: 0.15%
Connecticut State HEFA Sacred Heart University, Inc. Series K	4.00	7-1-2045	1,500,000	1,464,063
The accompanying notes are an integral part of these financial statements.
4 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.21%
State of Connecticut Special Tax Revenue Series A	4.00%	9-1-2036	$1,000,000	$992,150
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2030	1,000,000	1,008,718
				2,000,868
				11,745,904
Delaware: 0.21%
Education revenue: 0.21%
Delaware State EDA Odyssey Charter School Series A144A	6.75	9-1-2035	2,000,000	2,011,276
District of Columbia: 0.57%
Miscellaneous revenue: 0.08%
Washington Convention & Sports Authority Series A	4.00	10-1-2034	750,000	764,459
Tax revenue: 0.25%
Washington Convention & Sports Authority Series B	4.00	10-1-2033	720,000	738,192
Washington Convention & Sports Authority Series B	4.00	10-1-2034	650,000	662,532
Washington Convention & Sports Authority Series B	4.00	10-1-2035	1,000,000	1,015,269
				2,415,993
Transportation revenue: 0.14%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series B	5.00	10-1-2034	1,250,000	1,305,142
Water & sewer revenue: 0.10%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.85	10-1-2054	1,000,000	1,000,000
				5,485,594
Florida: 7.71%
Airport revenue: 0.73%
County of Miami-Dade Aviation Revenue	5.00	10-1-2041	2,000,000	2,025,263
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2035	1,600,000	1,624,857
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,200,000	1,175,756
Jacksonville Port Authority Series B	5.00	11-1-2035	2,045,000	2,174,372
				7,000,248
Education revenue: 0.10%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2044	1,000,000	981,679
Health revenue: 1.48%
Lee County IDA Health System, Inc. Obligated Group Series 2019A-1	5.00	4-1-2036	4,500,000	4,710,565
Lee County IDA Shell Point Obligated Group	5.00	11-15-2039	4,140,000	4,275,445
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	1,500,000	1,502,683
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00	8-1-2031	500,000	514,601
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Miami-Dade County Health Facilities Authority Variety Children’s Hospital Obligated Group	5.00%	8-1-2033	$1,645,000	$1,692,549
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	1,500,000	1,417,121
				14,112,964
Miscellaneous revenue: 2.33%
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,088,673
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2033	4,500,000	4,692,222
City of Orlando Tourist Development Tax Revenue Series A (AGM Insured)	5.00	11-1-2034	600,000	625,128
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2042	500,000	549,721
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2035	2,000,000	2,153,216
Duval County Public Schools Series B COP	5.00	7-1-2028	2,500,000	2,520,248
Duval County Public Schools Series B COP	5.00	7-1-2029	5,000,000	5,039,757
Monroe County School District Series A COP	5.00	6-1-2034	1,500,000	1,559,969
Monroe County School District Series A COP	5.00	6-1-2035	1,000,000	1,036,696
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.85	5-1-2038	1,000,000	1,032,413
Village Community Development District No. 15 Series 2024 Special Assessment144A	4.20	5-1-2039	1,000,000	987,017
				22,285,060
Tax revenue: 0.33%
Polk County School District	5.00	10-1-2033	2,915,000	3,127,343
Transportation revenue: 0.37%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2034	375,000	396,233
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2035	400,000	422,311
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2036	600,000	632,294
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2037	525,000	551,855
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	1,500,000	1,517,721
				3,520,414
Utilities revenue: 0.18%
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2035	500,000	547,137
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2037	1,040,000	1,131,115
				1,678,252
Water & sewer revenue: 2.19%
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2031	500,000	538,625
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2032	950,000	1,021,672
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2035	1,290,000	1,369,007
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2036	880,000	932,074
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,152,736
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2029	400,000	431,270
The accompanying notes are an integral part of these financial statements.
6 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00%	10-1-2031	$200,000	$221,036
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2033	800,000	877,829
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2034	900,000	984,879
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2035	750,000	817,793
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2037	1,500,000	1,624,846
				20,971,767
				73,677,727
Georgia: 4.37%
Education revenue: 0.10%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2039	940,000	910,030
Industrial development revenue: 0.05%
George L Smith II Congress Center Authority Series A	4.00	1-1-2036	500,000	497,662
Tax revenue: 0.10%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,000,000	1,002,681
Utilities revenue: 4.12%
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2033	1,100,000	1,114,826
Board of Water Light & Sinking Fund Commissioners of The City of Dalton	4.00	3-1-2034	1,200,000	1,213,112
Development Authority of Burke County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2040	3,000,000	2,990,009
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	6,000,000	5,996,788
Main Street Natural Gas, Inc. Series A	5.00	5-15-2029	2,600,000	2,715,435
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,233,161
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	3,000,000	3,180,142
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,235,000	2,378,186
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	1,500,000	1,482,712
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	3,000,000	3,145,692
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	5,000,000	5,283,670
Municipal Electric Authority of Georgia General Resolution Projects Subordinated Bonds Series A	4.00	1-1-2036	1,500,000	1,500,722
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2032	525,000	551,605
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2034	930,000	974,190
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2035	$600,000	$627,263
Municipal Electric Authority of Georgia Series A	5.00	1-1-2035	925,000	973,325
				39,360,838
				41,771,211
Guam: 0.15%
Miscellaneous revenue: 0.15%
Territory of Guam Series F	4.00	1-1-2042	1,500,000	1,425,326
Hawaii: 0.12%
Airport revenue: 0.12%
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2036	500,000	510,022
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2037	600,000	609,102
				1,119,124
Illinois: 13.10%
Airport revenue: 1.42%
Chicago Midway International Airport Series B	4.00	1-1-2035	2,860,000	2,858,871
Chicago Midway International Airport Series B	5.00	1-1-2046	2,000,000	2,006,575
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2039	1,190,000	1,330,625
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2040	1,700,000	1,893,410
Chicago O’Hare International Airport Series A	4.00	1-1-2038	1,000,000	998,416
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,985,000	2,874,859
Chicago O’Hare International Airport Series B	5.00	1-1-2036	1,530,000	1,614,304
				13,577,060
Education revenue: 0.77%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2034	440,000	423,767
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2035	1,025,000	980,052
Illinois Finance Authority Bradley University Series A	4.00	8-1-2035	805,000	781,722
Illinois Finance Authority Bradley University Series C	5.00	8-1-2032	2,500,000	2,571,172
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2026	450,000	462,366
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2031	400,000	427,402
Illinois Finance Authority Provident Group - UIUC Properties LLC Series A	5.00	10-1-2039	700,000	733,145
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2029	400,000	407,097
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2030	525,000	535,957
				7,322,680
GO revenue: 3.83%
Chicago Board of Education Dedicated Capital Improvement Tax	5.00	4-1-2041	2,250,000	2,346,119
The accompanying notes are an integral part of these financial statements.
8 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Chicago Board of Education Series A	5.00%	12-1-2042	$1,975,000	$1,949,143
Chicago Board of Education Series B	5.00	12-1-2030	3,000,000	3,102,255
Chicago Board of Education Series C	5.25	12-1-2039	5,000,000	4,935,133
Chicago Board of Education Series H	5.00	12-1-2036	1,650,000	1,660,653
City of Chicago Series A	5.00	1-1-2039	1,000,000	1,017,246
City of Chicago Series A	5.25	1-1-2045	3,000,000	3,091,320
City of Chicago Series A	5.50	1-1-2039	4,750,000	5,038,093
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,056,796
County of Cook	5.00	11-15-2034	1,300,000	1,336,285
County of Cook Series A	5.00	11-15-2029	1,000,000	1,031,578
County of Sangamon (BAM Insured)	4.00	12-15-2036	450,000	452,700
County of Sangamon (BAM Insured)	4.00	12-15-2040	300,000	298,306
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2033	600,000	661,929
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2038	1,635,000	1,769,889
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2037	700,000	690,882
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2034	400,000	419,496
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2035	450,000	471,191
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	5.00	12-1-2036	500,000	522,474
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2029	525,000	531,039
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2030	600,000	608,039
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2031	625,000	633,848
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2033	500,000	505,050
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2036	570,000	569,473
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2037	525,000	522,184
State of Illinois Series A	5.00	3-1-2033	1,000,000	1,094,854
Stephenson County School District No. 145 Freeport Series A (AGM Insured)	5.00	2-1-2033	285,000	299,284
				36,615,259
Health revenue: 0.23%
Illinois Finance Authority Ann & Robert H Lurie Children’s Hospital of Chicago Obligated Group	5.00	8-15-2034	1,000,000	1,034,180
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	622,125
Illinois Finance Authority University of Illinois	5.00	10-1-2032	520,000	543,194
				2,199,499
Housing revenue: 2.69%
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.10	10-1-2039	2,115,000	2,087,158
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,029,087
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	10,000,000	8,562,773
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00%	12-15-2030	$12,800,000	$10,390,790
Northern Illinois University (BAM Insured)	4.00	10-1-2033	1,000,000	1,007,522
Northern Illinois University (BAM Insured)	4.00	10-1-2036	1,650,000	1,637,268
Northern Illinois University (BAM Insured)	5.00	10-1-2031	900,000	958,964
				25,673,562
Miscellaneous revenue: 0.34%
Illinois Finance Authority Field Museum of Natural History (U.S. SOFR+1.20%)±	4.32	11-1-2034	1,430,000	1,428,224
Illinois Finance Authority Lake Cook Kane & McHenry Counties Community Unit School District 220 Barrington	4.00	12-1-2039	1,855,000	1,849,676
				3,277,900
Tax revenue: 2.85%
County of Cook Sales Tax Revenue	5.00	11-15-2033	4,000,000	4,183,764
County of Cook Sales Tax Revenue	5.25	11-15-2035	4,000,000	4,194,439
County of Cook Sales Tax Revenue Series A	5.00	11-15-2036	1,160,000	1,266,784
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,756,897
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	2,500,000	2,513,587
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2030	4,000,000	4,021,756
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	3,000,000	3,016,317
Sales Tax Securitization Corp. Series A	4.00	1-1-2039	1,250,000	1,233,990
Sales Tax Securitization Corp. Series C	5.25	1-1-2035	4,700,000	5,003,160
Southwestern Illinois Development Authority	5.00	3-1-2025	75,000	73,808
				27,264,502
Transportation revenue: 0.54%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	4,000,000	3,732,451
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	1,355,000	1,461,215
				5,193,666
Water & sewer revenue: 0.43%
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2033	2,000,000	2,098,149
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	2,000,000	1,966,086
				4,064,235
				125,188,363
Indiana: 1.07%
Health revenue: 0.37%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	4.00	12-1-2040	3,655,000	3,551,427
The accompanying notes are an integral part of these financial statements.
10 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.31%
Indiana Finance Authority Marion County Capital Improvement Board Series A	5.25%	2-1-2028	$2,000,000	$2,022,480
North West Hendricks Multi-Building Corp. North West Hendricks School Corp.	4.00	7-15-2031	900,000	922,090
				2,944,570
Industrial development revenue: 0.28%
Indiana Finance Authority Ohio Valley Electric Corp. Series B	2.50	11-1-2030	2,925,000	2,666,456
Utilities revenue: 0.11%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	1,000,000	1,018,797
				10,181,250
Iowa: 1.53%
GO revenue: 0.80%
College Community School District Series A	4.00	6-1-2042	7,885,000	7,606,209
Housing revenue: 0.25%
City of Altoona Series C	5.00	6-1-2027	2,310,000	2,367,117
Tax revenue: 0.16%
Pleasant Valley Community School District Infrastructure Sales Service & Use Tax (AGM Insured)	4.00	7-1-2043	1,645,000	1,583,085
Utilities revenue: 0.32%
PEFA, Inc.øø	5.00	9-1-2049	3,000,000	3,047,015
				14,603,426
Kansas: 0.13%
Tax revenue: 0.13%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,875,000	1,261,195
Kentucky: 0.48%
Education revenue: 0.16%
Kentucky Bond Development Corp. Centre College	4.00	6-1-2030	170,000	172,884
Kentucky Bond Development Corp. Centre College	4.00	6-1-2031	260,000	262,462
Kentucky Bond Development Corp. Centre College	4.00	6-1-2032	230,000	231,867
Kentucky Bond Development Corp. Centre College	4.00	6-1-2033	180,000	181,255
Kentucky Bond Development Corp. Centre College	4.00	6-1-2035	460,000	460,935
Kentucky Bond Development Corp. Centre College	4.00	6-1-2036	235,000	234,250
				1,543,653
Health revenue: 0.07%
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2038	600,000	655,147
Miscellaneous revenue: 0.13%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2033	1,235,000	1,249,784
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.12%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00%	7-1-2029	$1,400,000	$1,151,204
				4,599,788
Louisiana: 2.37%
Airport revenue: 0.30%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2035	2,000,000	2,087,275
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2033	750,000	770,206
				2,857,481
Education revenue: 0.64%
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2027	3,380,000	3,494,315
Louisiana PFA Loyola University New Orleans CAB	5.00	10-1-2028	2,500,000	2,610,826
				6,105,141
Miscellaneous revenue: 0.18%
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2024	1,000,000	880,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2025	600,000	498,000
Louisiana PFA Roman Catholic Church of the Archdiocese of New Orleans	5.00	7-1-2026	500,000	415,000
				1,793,000
Tax revenue: 0.22%
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,050,362
Jefferson Sales Tax District Series B (AGM Insured)	5.00	12-1-2032	1,000,000	1,047,215
				2,097,577
Transportation revenue: 0.32%
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2031	1,000,000	1,013,485
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2032	1,000,000	1,012,909
Greater New Orleans Expressway Commission (AGM Insured)	5.00	11-1-2033	1,000,000	1,012,252
				3,038,646
Water & sewer revenue: 0.71%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2032	1,000,000	1,074,088
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2033	695,000	745,209
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2034	600,000	642,836
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2035	400,000	407,505
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2036	325,000	330,429
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2037	335,000	338,995
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2030	500,000	511,859
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2031	600,000	613,893
The accompanying notes are an integral part of these financial statements.
12 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Greater Ouachita Water Co. (BAM Insured)	4.00%	9-1-2032	$1,655,000	$1,691,244
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2039	425,000	421,705
				6,777,763
				22,669,608
Maine: 0.87%
Education revenue: 0.55%
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2029	1,015,000	1,048,912
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2030	1,200,000	1,239,712
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2032	1,415,000	1,463,545
Maine Health & Higher Educational Facilities Authority University of New England Series A	5.00	7-1-2033	1,485,000	1,536,413
				5,288,582
Health revenue: 0.32%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2036	800,000	807,597
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2037	1,150,000	1,157,365
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2035	1,000,000	1,074,379
				3,039,341
				8,327,923
Maryland: 0.99%
Education revenue: 0.43%
City of Westminster McDaniel College, Inc.	5.00	11-1-2026	2,450,000	2,499,303
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	315,000	315,096
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2035	470,000	453,493
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2037	450,000	427,628
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	4.00	6-1-2039	500,000	467,806
				4,163,326
GO revenue: 0.31%
County of Baltimore	4.00	3-1-2042	3,000,000	2,974,250
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority UPMC Obligated Group Series B	4.00	4-15-2040	950,000	932,114
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.15%
County of Howard Downtown Columbia Development District Series A144A	4.00%	2-15-2028	$425,000	$425,300
County of Howard Downtown Columbia Development District Series A144A	4.13	2-15-2034	1,000,000	970,520
				1,395,820
				9,465,510
Massachusetts: 0.22%
Health revenue: 0.22%
Massachusetts Development Finance Agency GingerCare Living, Inc. Obligated Group Series 2024B-1144A	4.75	12-1-2029	1,000,000	1,000,666
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2033	525,000	562,603
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2034	500,000	531,619
				2,094,888
Michigan: 1.33%
Airport revenue: 0.15%
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2032	800,000	832,122
Wayne County Airport Authority Detroit Metropolitan Series A	5.00	12-1-2034	600,000	622,354
				1,454,476
Education revenue: 0.13%
Flint International Academy	5.50	10-1-2027	1,250,000	1,250,456
GO revenue: 0.37%
County of Kent	5.00	6-1-2030	1,040,000	1,068,847
Pinckney Community Schools (QSBLF Insured)	5.00	5-1-2026	2,505,000	2,507,139
				3,575,986
Health revenue: 0.32%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2013-2	4.00	12-1-2035	3,000,000	3,023,403
Water & sewer revenue: 0.36%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2030	3,350,000	3,428,249
				12,732,570
Minnesota: 0.11%
Housing revenue: 0.11%
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.56	11-1-2035	1,065,000	1,065,000
Mississippi: 0.51%
Health revenue: 0.33%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2037	1,000,000	1,048,775
The accompanying notes are an integral part of these financial statements.
14 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00%	10-1-2038	$1,000,000	$1,045,135
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IV	5.00	10-1-2039	1,000,000	1,042,023
				3,135,933
Water & sewer revenue: 0.18%
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2034	750,000	750,000
West Rankin Utility Authority (AGM Insured)	5.00	1-1-2035	1,000,000	1,000,000
				1,750,000
				4,885,933
Missouri: 0.46%
Education revenue: 0.24%
HEFA of the State of Missouri Webster University	5.00	4-1-2027	2,450,000	2,312,750
Health revenue: 0.22%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	2,000,000	2,103,718
				4,416,468
Nebraska: 0.12%
Health revenue: 0.12%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,179,812
Nevada: 0.67%
GO revenue: 0.67%
Clark County School District Series A	4.00	6-15-2034	6,410,000	6,453,126
New Hampshire: 0.61%
Health revenue: 0.37%
New Hampshire HEFA Act Dartmouth-Hitchcock Obligated Group Series A	4.00	8-1-2043	3,730,000	3,513,944
Housing revenue: 0.24%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,310,127	2,293,194
New Hampshire HFA Series E AMT	4.80	7-1-2028	25,000	25,020
				2,318,214
				5,832,158
New Jersey: 2.27%
Airport revenue: 0.23%
South Jersey Port Corp. Series S-1	5.00	1-1-2028	2,130,000	2,162,508
Housing revenue: 1.45%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	4,110,000	4,347,620
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	445,000	424,942
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	5.00	7-1-2033	3,850,000	3,895,301
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Jersey TTFA Series A¤	0.00%	12-15-2030	$2,000,000	$1,620,715
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,501,670
North Hudson Sewerage Authority (AGM Insured)	5.00	6-1-2038	1,000,000	1,128,906
				13,919,154
Tax revenue: 0.59%
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,151,919
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	3,475,809
				5,627,728
				21,709,390
New Mexico: 1.46%
GO revenue: 0.13%
Albuquerque Municipal School District No. 12	5.00	8-1-2034	1,150,000	1,209,683
Industrial development revenue: 0.24%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	2,540,000	2,296,231
Miscellaneous revenue: 1.09%
Town of Clayton (NPFGC Insured)	5.00	11-1-2028	9,265,000	9,408,535
Town of Clayton (NPFGC Insured)	5.00	11-1-2029	1,000,000	1,015,492
				10,424,027
				13,929,941
New York: 8.71%
Airport revenue: 0.88%
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2029	1,160,000	1,243,649
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	1,000,000	1,066,458
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2038	3,000,000	3,173,991
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	3,000,000	2,986,002
				8,470,100
Education revenue: 2.58%
Babylon L D Corp. II Series A	6.40	2-1-2043	2,000,000	2,040,257
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	5.00	9-1-2038	1,480,000	1,581,326
Dutchess County Local Development Corp. Culinary Institute of America Series A-1	5.00	7-1-2027	335,000	341,253
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	5,500,000	4,593,034
Hempstead Town Local Development Corp. Academy Charter School Series A	5.53	2-1-2040	2,725,000	2,622,459
Hempstead Town Local Development Corp. Academy Charter School Series A	5.89	2-1-2032	2,745,000	2,777,407
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,750,000	1,751,571
The accompanying notes are an integral part of these financial statements.
16 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series B	5.57%	2-1-2041	$4,140,000	$3,971,708
Nassau County Industrial Development Agency Cold Spring Harbor Laboratory (TD Bank N.A. SPA)ø	3.80	1-1-2042	5,000,000	5,000,000
				24,679,015
GO revenue: 1.32%
City of New York Series D-1	5.25	5-1-2040	1,500,000	1,655,090
City of New York Series L-3 (Bank of America N.A. LOC)ø	3.80	4-1-2036	10,000,000	10,000,000
City of Yonkers Series F (BAM Insured)	5.00	11-15-2036	450,000	501,560
City of Yonkers Series F (BAM Insured)	5.00	11-15-2037	425,000	471,332
				12,627,982
Industrial development revenue: 0.10%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	922,171
Miscellaneous revenue: 0.11%
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	1,000,000	1,030,554
Tax revenue: 2.47%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2037	3,000,000	3,052,640
Metropolitan Transportation Authority Dedicated Tax Fund Series A	5.25	11-15-2034	2,000,000	2,064,213
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,485,000	5,428,047
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-1	4.00	5-1-2044	2,000,000	1,959,206
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	3,000,000	2,966,854
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2031	3,000,000	3,078,062
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,033,365
				23,582,387
Transportation revenue: 0.81%
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,220,850
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	3,495,764
Metropolitan Transportation Authority Series D-1	5.00	11-15-2030	2,010,000	2,034,901
				7,751,515
Utilities revenue: 0.21%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	2,000,000	2,030,040
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.23%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-2 (JPMorgan Chase Bank N.A. SPA)ø	4.05%	6-15-2050	$1,900,000	$1,900,000
Western Nassau County Water Authority Series A	5.00	4-1-2028	300,000	301,285
				2,201,285
				83,295,049
North Carolina: 0.11%
Water & sewer revenue: 0.11%
City of Mebane Combined Utilities Revenue	4.00	8-1-2043	1,025,000	1,006,080
Ohio: 1.70%
Education revenue: 0.63%
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2032	315,000	342,112
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2033	890,000	962,087
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2036	1,025,000	1,094,689
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2038	1,070,000	1,133,888
Northeast Ohio Medical University (BAM Insured)	5.00	12-1-2040	1,260,000	1,319,857
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2029	1,080,000	1,146,014
				5,998,647
Health revenue: 0.12%
County of Hamilton UC Health Obligated Group	5.00	9-15-2035	1,100,000	1,132,701
Housing revenue: 0.29%
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2025	500,000	508,337
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2026	600,000	609,354
Clermont County Port Authority West Clermont Local School District (BAM Insured)	5.00	12-1-2028	1,250,000	1,269,328
RiverSouth Authority Series A	5.75	12-1-2027	385,000	385,077
				2,772,096
Miscellaneous revenue: 0.10%
Warrensville Heights City School District Series B COP (BAM Insured)	4.00	12-1-2037	1,000,000	968,592
Tobacco revenue: 0.21%
Buckeye Tobacco Settlement Financing Authority Class 1 Series A-2	4.00	6-1-2038	2,100,000	2,027,470
Utilities revenue: 0.35%
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2034	710,000	722,864
City of Hamilton Electric System Revenue (BAM Insured)	4.00	10-1-2035	1,000,000	1,013,872
Cleveland Department of Public Utilities Division of Public Power (AGM Insured)	5.00	11-15-2033	625,000	657,655
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,000,000	968,663
				3,363,054
				16,262,560
The accompanying notes are an integral part of these financial statements.
18 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 2.94%
Education revenue: 0.08%
Oklahoma State University Series A	4.00%	9-1-2036	$750,000	$756,380
Housing revenue: 2.61%
Canadian County Educational Facilities Authority Independent School District No. 69 Mustang	5.00	9-1-2028	2,180,000	2,227,909
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2026	1,000,000	1,031,597
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2027	1,000,000	1,035,913
Carter County Public Facilities Authority Independent School District No. 27 Plainview	5.00	12-1-2028	1,285,000	1,329,693
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2027	700,000	729,751
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2028	400,000	416,185
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2029	250,000	259,512
Cleveland County Educational Facilities Authority Independent School District No. 40 Noble	5.00	9-1-2031	675,000	699,080
Comanche County Educational Facilities Authority Independent School District No. 16 Elgin Series A	5.00	12-1-2032	1,600,000	1,692,826
Dewey County Educational Facilities Authority Independent School District No. 8 Seiling	5.00	9-1-2027	1,240,000	1,272,505
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2026	1,000,000	1,011,750
Garvin County Educational Facilities Authority Independent School District No. 9 Lindsay	5.00	9-1-2027	1,245,000	1,259,431
Grady County School Finance Authority Independent School District No. 97 Tuttle	5.00	9-1-2028	1,160,000	1,173,063
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	3,000,000	2,980,957
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	3,000,000	2,960,674
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2030	500,000	538,880
Oklahoma Development Finance Authority State Regents for Higher Education Series B	5.00	6-1-2032	550,000	591,435
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2032	450,000	457,594
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2033	800,000	811,205
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2034	625,000	631,465
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2035	810,000	815,794
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2036	1,000,000	1,001,163
				24,928,382
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.25%
Oklahoma City Public Property Authority Hotel Tax	5.00%	10-1-2027	$1,140,000	$1,153,078
Oklahoma City Public Property Authority Hotel Tax	5.00	10-1-2028	1,265,000	1,279,325
				2,432,403
				28,117,165
Oregon: 0.45%
Airport revenue: 0.14%
Port of Portland Airport Revenue Series 26-A	4.00	7-1-2037	565,000	569,544
Port of Portland Airport Revenue Series 26-B	5.00	7-1-2037	705,000	757,600
				1,327,144
Health revenue: 0.31%
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2037	1,400,000	1,483,014
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	1,500,000	1,525,633
				3,008,647
				4,335,791
Pennsylvania: 9.85%
Airport revenue: 0.08%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2028	315,000	328,746
City of Philadelphia Airport Revenue Series A	5.00	7-1-2031	450,000	466,755
				795,501
Education revenue: 0.69%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2040	1,490,000	1,501,891
Chester County IDA Collegium Charter School Series A	5.00	10-15-2027	945,000	953,573
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2026	885,000	885,549
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series A	5.00	3-1-2028	660,000	663,368
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2039	1,000,000	1,020,365
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.00	5-1-2026	330,000	330,604
State Public School Building Authority Community College Of Philadelphia Series A	5.00	6-15-2025	1,250,000	1,258,306
				6,613,656
GO revenue: 3.36%
Central Dauphin School District	5.00	2-1-2030	1,110,000	1,143,877
City of Philadelphia Series A	4.00	5-1-2037	1,115,000	1,131,586
City of Philadelphia Series A	5.00	8-1-2033	2,020,000	2,109,279
City of Philadelphia Series B (Barclays Bank plc LOC)ø	3.50	8-1-2031	200,000	200,000
City of Reading Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,031,030
McKeesport Area School District Series A (AGM Insured)	4.00	10-1-2035	5,505,000	5,531,540
Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,000,579
The accompanying notes are an integral part of these financial statements.
20 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Norristown Area School District (BAM Insured)	5.00%	9-1-2035	$2,035,000	$2,094,380
Reading School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,052,372
Reading School District (AGM Insured)	5.00	3-1-2038	1,735,000	1,776,107
School District of Philadelphia Series A	5.00	9-1-2032	2,300,000	2,453,675
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2039	2,000,000	2,003,113
School District of Philadelphia Series F	5.00	9-1-2029	5,000,000	5,115,666
School District of Philadelphia Series F	5.00	9-1-2031	1,240,000	1,264,456
School District of Philadelphia Series F	5.00	9-1-2032	2,595,000	2,642,819
Scranton School District Series A (BAM Insured)	5.00	6-1-2037	500,000	528,187
				32,078,666
Health revenue: 2.25%
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2037	2,000,000	1,989,693
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	5.00	7-15-2025	155,000	156,414
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2025	1,340,000	1,340,000
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2026	1,370,000	1,370,373
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2027	1,225,000	1,225,316
Cumberland County Municipal Authority Penn State Health Obligated Group	4.00	11-1-2044	1,190,000	1,107,320
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2039	3,000,000	2,975,640
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2036	2,505,000	2,691,939
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2037	1,000,000	985,037
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2037	2,540,000	2,504,921
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2031	1,000,000	1,083,561
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2034	1,650,000	1,773,848
Pennsylvania EDFA UPMC Obligated Group Series A-1	5.00	4-15-2035	1,450,000	1,554,991
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.64	1-1-2038	800,000	800,000
				21,559,053
Housing revenue: 1.43%
Pennsylvania Housing Finance Agency Series 142-A	4.15	10-1-2034	1,500,000	1,505,655
Philadelphia Municipal Authority	5.00	4-1-2031	3,630,000	3,748,056
Philadelphia Municipal Authority	5.00	4-1-2034	1,800,000	1,856,651
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	1,985,000	2,084,303
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2025	340,000	340,507
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2026	645,000	645,887
State Public School Building Authority Harrisburg School District Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	360,530
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 21

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
State Public School Building Authority School District of Philadelphia Series A	5.00%	6-1-2034	$1,750,000	$1,788,960
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	801,066
York County School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	500,645
				13,632,260
Miscellaneous revenue: 0.75%
Commonwealth of Pennsylvania Series A COP	5.00	7-1-2029	480,000	507,059
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2028	3,020,000	3,115,435
State Public School Building Authority Harrisburg School District Series A (AGM Insured)	5.00	12-1-2033	3,505,000	3,593,463
				7,215,957
Tax revenue: 0.25%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2033	700,000	752,742
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2034	750,000	803,738
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2035	750,000	801,318
				2,357,798
Tobacco revenue: 0.31%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	3,000,000	2,984,849
Transportation revenue: 0.56%
Pennsylvania Turnpike Commission Series A	4.00	12-1-2044	850,000	827,856
Pennsylvania Turnpike Commission Series E CAB (AGM Insured)	6.00	12-1-2030	4,220,000	4,529,878
				5,357,734
Water & sewer revenue: 0.17%
Capital Region Water Revenue	5.00	7-15-2030	1,500,000	1,587,882
				94,183,356
South Carolina: 2.28%
Education revenue: 0.50%
South Carolina Jobs-EDA Furman University	5.00	10-1-2028	700,000	708,197
South Carolina Jobs-EDA Furman University	5.00	10-1-2030	1,885,000	1,906,377
South Carolina Jobs-EDA Furman University	5.00	10-1-2031	2,155,000	2,179,119
				4,793,693
Health revenue: 0.13%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	1,135,000	1,260,018
Utilities revenue: 1.65%
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,836,854
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2036	6,385,000	7,117,082
South Carolina Public Service Authority Series E (AGM Insured)	5.25	12-1-2037	3,445,000	3,825,530
				15,779,466
				21,833,177
The accompanying notes are an integral part of these financial statements.
22 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 1.38%
Airport revenue: 0.28%
Metropolitan Nashville Airport Authority Series A	5.25%	7-1-2047	$2,500,000	$2,710,157
Housing revenue: 0.11%
Chattanooga Health Educational & Housing Facility Board CDFI Phase I LLC	5.00	10-1-2028	1,000,000	1,006,672
Utilities revenue: 0.99%
Tennergy Corp. Series Aøø	5.50	10-1-2053	3,000,000	3,203,430
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,607,837
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,500,000	2,642,506
				9,453,773
				13,170,602
Texas: 6.75%
Airport revenue: 1.70%
City of Houston Airport System Revenue Series D	5.00	7-1-2035	2,000,000	2,099,109
Dallas Fort Worth International Airport	4.00	11-1-2045	3,245,000	3,179,986
Dallas Fort Worth International Airport Series A	4.00	11-1-2034	2,500,000	2,546,204
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	8,630,000	8,457,096
				16,282,395
Education revenue: 0.19%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,041,093
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.50	6-15-2044	830,000	787,649
				1,828,742
GO revenue: 2.34%
Bexar County Hospital District	5.00	2-15-2037	1,250,000	1,300,611
City of Eagle Pass (AGM Insured)	4.00	3-1-2037	695,000	707,837
City of Irving	4.00	9-15-2044	2,010,000	1,982,739
City of San Antonio	5.00	8-1-2036	3,990,000	4,194,683
County of El Paso Series A	5.00	2-15-2031	2,000,000	2,038,012
County of El Paso Series A	5.00	2-15-2032	2,120,000	2,158,827
Crane County Water District	5.00	2-15-2026	1,000,000	1,002,059
Crane County Water District	5.00	2-15-2030	1,130,000	1,131,972
Crane County Water District	5.00	2-15-2031	1,000,000	1,001,746
Fort Bend County Municipal Utility District No. 182 (BAM Insured)	5.25	9-1-2030	1,185,000	1,280,140
San Antonio Independent School District	5.00	8-15-2037	2,000,000	2,013,578
Tender Option Bond Trust Receipts/Certificates Series 2024-ZF3246 (Morgan Stanley LIQ)144Aø	3.65	9-1-2057	665,000	665,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2030	710,000	710,242
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2040	2,000,000	2,167,792
				22,355,238
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 23

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.58%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00%	6-1-2041	$3,000,000	$3,138,046
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A	4.00	11-15-2042	2,520,000	2,446,560
				5,584,606
Housing revenue: 0.06%
Austin Community College District Public Facility Corp. Series C	5.00	8-1-2030	500,000	524,111
Miscellaneous revenue: 0.11%
Nueces River Authority City of Corpus Christi Utility System Revenue	5.00	7-15-2026	1,000,000	1,008,841
Tax revenue: 0.16%
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2031	1,540,000	1,551,959
Transportation revenue: 0.83%
Grand Parkway Transportation Corp. Series A	5.00	10-1-2034	1,500,000	1,578,831
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2035	3,000,000	3,151,171
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2036	3,015,000	3,160,480
				7,890,482
Utilities revenue: 0.65%
City of Brownsville Utilities System Revenue	5.00	9-1-2026	2,190,000	2,216,838
City of Brownsville Utilities System Revenue	5.00	9-1-2029	1,500,000	1,514,128
City of Brownsville Utilities System Revenue	5.00	9-1-2030	2,500,000	2,522,852
				6,253,818
Water & sewer revenue: 0.13%
North Harris County Regional Water Authority (BAM Insured)	5.00	12-15-2029	1,215,000	1,216,632
				64,496,824
Utah: 0.73%
Education revenue: 0.06%
Utah Charter School Finance Authority Freedom Academy Foundation144A	4.50	6-15-2027	555,000	548,635
Health revenue: 0.30%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,000,000	983,309
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,899,690
				2,882,999
Housing revenue: 0.37%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.05	1-1-2039	1,270,000	1,253,919
The accompanying notes are an integral part of these financial statements.
24 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
West Valley City Municipal Building Authority (AGM Insured)	5.00%	2-1-2032	$1,555,000	$1,599,398
West Valley City Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	662,763
				3,516,080
				6,947,714
Virginia: 0.26%
Housing revenue: 0.20%
Virginia College Building Authority Series A	4.00	2-1-2043	1,965,000	1,934,001
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	386,000	135,100
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,274,000	445,900
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,772,000	4,430
				585,430
				2,519,431
Washington: 4.35%
Education revenue: 0.10%
Washington EDFA Biomedical Research Properties I	5.00	6-1-2028	1,000,000	1,000,904
GO revenue: 2.03%
King County Public Hospital District No. 1	5.00	12-1-2026	775,000	800,019
King County Public Hospital District No. 1	5.00	12-1-2029	1,600,000	1,641,511
King County Public Hospital District No. 1	5.00	12-1-2031	6,665,000	6,819,301
King County Public Hospital District No. 1	5.00	12-1-2032	2,905,000	2,970,094
King County Public Hospital District No. 1	5.00	12-1-2033	7,045,000	7,189,795
				19,420,720
Health revenue: 0.27%
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center	5.00	1-1-2028	1,350,000	1,361,612
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,225,000	1,227,417
				2,589,029
Housing revenue: 1.48%
King County Housing Authority	4.00	6-1-2026	560,000	564,550
King County Housing Authority	4.00	12-1-2026	430,000	434,995
King County Housing Authority	4.00	6-1-2027	590,000	594,954
King County Housing Authority	4.00	12-1-2027	400,000	404,571
King County Housing Authority	4.00	6-1-2028	360,000	364,249
King County Housing Authority	4.00	12-1-2028	375,000	379,906
King County Housing Authority	4.00	12-1-2029	960,000	969,997
King County Housing Authority	4.00	12-1-2030	575,000	585,253
King County Housing Authority	4.00	12-1-2031	450,000	451,500
Snohomish County Housing Authority	5.00	4-1-2032	1,955,000	2,057,888
Snohomish County Housing Authority	5.00	4-1-2033	1,550,000	1,628,823
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 25

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2034	$655,000	$692,928
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,033,617
				14,163,231
Miscellaneous revenue: 0.18%
State of Washington Series B COP	5.00	7-1-2037	1,585,000	1,681,280
Resource recovery revenue: 0.29%
City of Seattle Solid Waste Revenue	4.00	6-1-2033	1,175,000	1,183,655
City of Tacoma Solid Waste Utility Revenue Series B	5.00	12-1-2029	1,525,000	1,564,814
				2,748,469
				41,603,633
West Virginia: 0.66%
Health revenue: 0.15%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2031	375,000	386,864
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2032	980,000	1,009,599
				1,396,463
Miscellaneous revenue: 0.51%
West Virginia EDA Lottery Excess Lottery Revenue Series A	5.00	7-1-2038	2,980,000	3,112,352
West Virginia Lottery Excess Lottery Revenue Series A	5.00	7-1-2029	1,755,000	1,771,217
				4,883,569
				6,280,032
Wisconsin: 4.41%
Education revenue: 0.07%
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2039	700,000	712,478
GO revenue: 0.66%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	1,495,000	1,624,169
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2033	4,190,000	4,701,925
				6,326,094
Health revenue: 2.29%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2039	14,975,000	14,491,162
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	1,225,000	1,225,007
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	5,000,000	5,078,373
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	1,000,000	1,077,147
				21,871,689
Housing revenue: 1.20%
Milwaukee RDA Board of School Directors	5.00	11-15-2029	420,000	434,190
Milwaukee RDA Board of School Directors	5.00	11-15-2030	635,000	655,869
PFA City of Boynton Beach	4.00	7-1-2030	2,090,000	2,157,018
The accompanying notes are an integral part of these financial statements.
26 | Allspring Intermediate Tax/AMT-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
PFA City of Boynton Beach		5.00%	7-1-2035	$3,590,000	$3,779,128
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2034	1,000,000	1,105,889
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2035	1,000,000	1,101,826
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2036	1,000,000	1,098,336
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)		5.25	7-1-2037	1,000,000	1,094,746
					11,427,002
Miscellaneous revenue: 0.19%
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2034	1,250,000	815,138
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00	12-15-2035	1,600,000	993,532
					1,808,670
					42,145,933
Total municipal obligations (Cost $958,306,104)					942,593,505
Total investments in securities (Cost $958,306,104)	98.61%				942,593,505
Other assets and liabilities, net	1.39				13,263,864
Total net assets	100.00%				$955,857,369

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 27

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
The accompanying notes are an integral part of these financial statements.
28 | Allspring Intermediate Tax/AMT-Free Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $958,306,104)	$942,593,505
Cash	582,328
Receivable for interest	10,591,301
Receivable for Fund shares sold	5,045,640
Receivable for investments sold	10,000
Prepaid expenses and other assets	58,883
Total assets	958,881,657
Liabilities
Payable for Fund shares redeemed	2,038,995
Dividends payable	583,537
Management fee payable	191,386
Administration fees payable	69,187
Shareholder servicing fees payable	41,557
Trustees’ fees and expenses payable	4,596
Distribution fee payable	3,966
Accrued expenses and other liabilities	91,064
Total liabilities	3,024,288
Total net assets	$955,857,369
Net assets consist of
Paid-in capital	$985,204,637
Total distributable loss	(29,347,268)
Total net assets	$955,857,369
Computation of net asset value and offering price per share
Net assets–Class A	$165,982,503
Shares outstanding–Class A1	15,286,249
Net asset value per share–Class A	$10.86
Maximum offering price per share – Class A2	$11.20
Net assets–Class C	$5,871,186
Shares outstanding–Class C1	540,695
Net asset value per share–Class C	$10.86
Net assets–Class R6	$169,011,214
Shares outstanding–Class R6[1]	15,546,962
Net asset value per share–Class R6	$10.87
Net assets–Administrator Class	$14,194,799
Shares outstanding–Administrator Class[1]	1,306,402
Net asset value per share–Administrator Class	$10.87
Net assets–Institutional Class	$600,797,667
Shares outstanding–Institutional Class[1]	55,246,177
Net asset value per share–Institutional Class	$10.87
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 29

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$16,943,914
Expenses
Management fee	1,884,354
Administration fees
Class A	134,188
Class C	4,899
Class R6	29,531
Administrator Class	7,884
Institutional Class	229,287
Shareholder servicing fees
Class A	223,213
Class C	8,157
Administrator Class	19,178
Distribution fee
Class C	24,471
Custody and accounting fees	11,951
Professional fees	42,591
Registration fees	52,436
Shareholder report expenses	25,522
Trustees’ fees and expenses	12,455
Other fees and expenses	24,138
Total expenses	2,734,255
Less: Fee waivers and/or expense reimbursements
Fund-level	(741,564)
Administrator Class	(1,197)
Net expenses	1,991,494
Net investment income	14,952,420
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,337,570
Net change in unrealized gains (losses) on investments	(46,441)
Net realized and unrealized gains (losses) on investments	1,291,129
Net increase in net assets resulting from operations	$16,243,549
The accompanying notes are an integral part of these financial statements.
30 | Allspring Intermediate Tax/AMT-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$14,952,420		$31,991,056
Net realized gains (losses) on investments		1,337,570		(1,420,614)
Net change in unrealized gains (losses) on investments		(46,441)		1,806,314
Net increase in net assets resulting from operations		16,243,549		32,376,756
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,512,803)		(5,452,988)
Class C		(67,206)		(146,715)
Class R6		(3,124,235)		(8,318,960)
Administrator Class		(226,498)		(590,544)
Institutional Class		(8,980,207)		(17,675,295)
Total distributions to shareholders		(14,910,949)		(32,184,502)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	721,970	7,880,138	1,269,387	13,649,781
Class C	46,704	509,795	163,139	1,758,739
Class R6	1,387,011	15,159,551	8,364,897	90,168,836
Administrator Class	14,931	163,006	80,984	874,158
Institutional Class	10,888,775	118,944,833	23,752,123	256,572,575
		142,657,323		363,024,089
Reinvestment of distributions
Class A	218,916	2,393,590	486,124	5,236,808
Class C	5,964	65,218	13,376	144,141
Class R6	45,694	500,122	89,560	966,073
Administrator Class	18,609	203,583	50,902	548,193
Institutional Class	765,187	8,377,359	1,554,003	16,770,201
		11,539,872		23,665,416
Payment for shares redeemed
Class A	(2,417,330)	(26,406,805)	(3,913,946)	(42,044,635)
Class C	(121,200)	(1,326,796)	(239,081)	(2,583,763)
Class R6	(9,111,402)	(99,555,284)	(10,131,609)	(108,981,847)
Administrator Class	(282,907)	(3,095,558)	(931,459)	(9,987,969)
Institutional Class	(7,386,924)	(80,809,161)	(26,879,549)	(288,404,924)
		(211,193,604)		(452,003,138)
Net decrease in net assets resulting from capital share transactions		(56,996,409)		(65,313,633)
Total decrease in net assets		(55,663,809)		(65,121,379)
Net assets
Beginning of period		1,011,521,178		1,076,642,557
End of period		$955,857,369		$1,011,521,178
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 31

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.85	$10.82	$10.84	$11.92	$11.72	$11.66
Net investment income	0.16 [1]	0.31 [1]	0.29	0.26	0.26	0.26
Net realized and unrealized gains (losses) on investments	0.01	0.03	(0.02)	(1.08)	0.20	0.05
Total from investment operations	0.17	0.34	0.27	(0.82)	0.46	0.31
Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.29)	(0.26)	(0.26)	(0.25)
Net asset value, end of period	$10.86	$10.85	$10.82	$10.84	$11.92	$11.72
Total return[2]	1.52%	3.19%	2.50%	(7.00)%	3.92%	2.72%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.81%	0.80%	0.79%
Net expenses	0.67%	0.67%	0.69%	0.70%	0.70%	0.70%
Net investment income	2.82%	2.85%	2.66%	2.22%	2.16%	2.18%
Supplemental data
Portfolio turnover rate	7%	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$165,983	$181,851	$204,701	$200,566	$246,130	$249,724

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
32 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.85	$10.82	$10.84	$11.92	$11.72	$11.66
Net investment income	0.11 [1]	0.22 [1]	0.21	0.17	0.17	0.17
Net realized and unrealized gains (losses) on investments	0.01	0.04	(0.02)	(1.08)	0.20	0.06
Total from investment operations	0.12	0.26	0.19	(0.91)	0.37	0.23
Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.21)	(0.17)	(0.17)	(0.17)
Net asset value, end of period	$10.86	$10.85	$10.82	$10.84	$11.92	$11.72
Total return[2]	1.14%	2.42%	1.73%	(7.70)%	3.14%	1.95%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.57%	1.57%	1.55%	1.55%	1.54%
Net expenses	1.42%	1.42%	1.44%	1.45%	1.45%	1.45%
Net investment income	2.07%	2.09%	1.89%	1.46%	1.40%	1.43%
Supplemental data
Portfolio turnover rate	7%	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$5,871	$6,609	$7,268	$8,268	$11,990	$19,082

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 33

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.86	$10.83	$10.85	$11.93	$11.74	$11.67
Net investment income	0.18 [1]	0.35 [1]	0.33	0.29	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.01	0.03	(0.03)	(1.08)	0.19	0.07
Total from investment operations	0.19	0.38	0.30	(0.79)	0.48	0.36
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.32)	(0.29)	(0.29)	(0.29)
Net asset value, end of period	$10.87	$10.86	$10.83	$10.85	$11.93	$11.74
Total return[2]	1.71%	3.57%	2.82%	(6.71)%	4.14%	3.11%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.44%	0.43%	0.42%	0.41%
Net expenses	0.30%	0.30%	0.38%	0.40%	0.40%	0.40%
Net investment income	3.18%	3.22%	2.93%	2.50%	2.44%	2.48%
Supplemental data
Portfolio turnover rate	7%	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$169,011	$252,256	$269,729	$476,328	$728,547	$1,159,305

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Intermediate Tax/AMT-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.86	$10.83	$10.84	$11.93	$11.73	$11.67
Net investment income	0.16 [1]	0.31 [1]	0.30	0.27	0.27	0.27
Net realized and unrealized gains (losses) on investments	0.01	0.04	(0.01)	(1.09)	0.20	0.06
Total from investment operations	0.17	0.35	0.29	(0.82)	0.47	0.33
Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.30)	(0.27)	(0.27)	(0.27)
Net asset value, end of period	$10.87	$10.86	$10.83	$10.84	$11.93	$11.73
Total return[2]	1.55%	3.26%	2.69%	(6.99)%	4.02%	2.82%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.76%	0.74%	0.73%	0.73%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.88%	2.91%	2.74%	2.31%	2.25%	2.28%
Supplemental data
Portfolio turnover rate	7%	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$14,195	$16,889	$25,498	$29,202	$47,552	$60,435

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Intermediate Tax/AMT-Free Fund | 35

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.87	$10.84	$10.85	$11.94	$11.74	$11.68
Net investment income	0.17 [1]	0.34 [1]	0.32	0.29	0.29	0.28
Net realized and unrealized gains (losses) on investments	0.00 [2]	0.03	(0.01)	(1.09)	0.20	0.06
Total from investment operations	0.17	0.37	0.31	(0.80)	0.49	0.34
Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.32)	(0.29)	(0.29)	(0.28)
Net asset value, end of period	$10.87	$10.87	$10.84	$10.85	$11.94	$11.74
Total return[3]	1.59%	3.52%	2.87%	(6.84)%	4.17%	2.97%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%	0.49%	0.48%	0.47%	0.46%
Net expenses	0.35%	0.35%	0.43%	0.45%	0.45%	0.45%
Net investment income	3.14%	3.17%	2.90%	2.47%	2.40%	2.43%
Supplemental data
Portfolio turnover rate	7%	10%	17%	7%	12%	24%
Net assets, end of period (000s omitted)	$600,798	$553,916	$569,446	$761,944	$925,392	$1,125,657

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
36 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Intermediate Tax/AMT-Free Fund | 37

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $959,380,765 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,780,605
Gross unrealized losses	(24,567,865)
Net unrealized losses	$(16,787,260)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $8,071,651 in short-term capital losses and $5,861,189 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$942,593,505	$0	$942,593,505
Total assets	$0	$942,593,505	$0	$942,593,505
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
38 | Allspring Intermediate Tax/AMT-Free Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Allspring Intermediate Tax/AMT-Free Fund | 39

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $2,028 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $44,200,000, $96,895,054 and $13,378 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $62,080,398 and $134,748,921, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
40 | Allspring Intermediate Tax/AMT-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Intermediate Tax/AMT-Free Fund | 41

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

42 | Allspring Intermediate Tax/AMT-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
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NCSRS3322 12-24

Allspring Minnesota Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Minnesota Tax-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.49%
Guam: 2.43%
Airport revenue: 0.51%
Antonio B Won Pat International Airport Authority Series A AMT	5.25%	10-1-2038	$200,000	$212,471
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2028	100,000	105,316
Antonio B Won Pat International Airport Authority Series B	5.00	10-1-2029	225,000	239,330
Port Authority of Guam Series B AMT	5.00	7-1-2031	285,000	292,890
				850,007
Utilities revenue: 0.46%
Guam Power Authority Series A	5.00	10-1-2042	250,000	264,010
Guam Power Authority Series A	5.00	10-1-2043	230,000	242,260
Guam Power Authority Series A	5.00	10-1-2044	250,000	263,068
				769,338
Water & sewer revenue: 1.46%
Guam Government Waterworks Authority	5.00	1-1-2046	1,500,000	1,513,797
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2044	885,000	933,885
				2,447,682
				4,067,027
Illinois: 0.59%
GO revenue: 0.40%
Chicago Board of Education Series B	5.00	12-1-2032	650,000	664,298
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area144A	2.53	12-1-2025	327,000	324,397
				988,695
Minnesota: 95.34%
Airport revenue: 1.97%
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2031	485,000	501,719
Minneapolis-St. Paul Metropolitan Airports Commission Series A	5.00	1-1-2052	1,000,000	1,048,322
Minneapolis-St. Paul Metropolitan Airports Commission Series A (AGC Insured)	4.00	1-1-2054	500,000	476,776
Minneapolis-St. Paul Metropolitan Airports Commission Series C	5.00	1-1-2046	1,000,000	1,017,884
Minneapolis-St. Paul Metropolitan Airports Commission Series D AMT	5.00	1-1-2041	250,000	252,655
				3,297,356
Education revenue: 21.31%
City of Brooklyn Park Athlos Leadership Academy Series A	5.50	7-1-2040	750,000	677,432
City of Cologne Academy Series A	5.00	7-1-2029	590,000	590,148
City of Cologne Academy Series A	5.00	7-1-2034	500,000	500,056
City of Columbus New Millennium Academy Series A	5.50	7-1-2030	1,000,000	991,558
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2025	125,000	124,816
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2026	100,000	99,581
City of Deephaven Eagle Ridge Academy Series A	4.00	7-1-2027	100,000	99,667
City of Deephaven Eagle Ridge Academy Series A	5.25	7-1-2037	400,000	401,770
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	5.25%	7-1-2040	$500,000	$501,603
City of Forest Lake International Language Academy Series A	5.50	8-1-2036	500,000	500,368
City of Ham Lake DaVinci Academy of Arts & Science Series A	4.00	7-1-2028	370,000	359,168
City of Ham Lake DaVinci Academy of Arts & Science Series A	5.00	7-1-2031	625,000	624,286
City of Hugo Noble Academy Series A	5.00	7-1-2029	600,000	600,195
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2055	700,000	558,204
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	3.60	12-1-2040	300,000	300,000
City of Moorhead Concordia College	5.00	12-1-2025	540,000	540,000
City of Otsego Kaleidoscope Charter School Series A	5.00	9-1-2034	1,100,000	1,075,986
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,008,988
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	355,000	308,850
City of St. Cloud STRIDE Academy Series A	5.00	4-1-2036	750,000	693,246
City of Woodbury Math & Science Academy Series A	4.00	12-1-2050	500,000	405,331
Housing & RDA of The City of St. Paul Minnesota Conservatory for Performing Artists Series A	4.00	3-1-2028	125,000	121,230
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	415,000	416,799
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	400,000	386,585
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.25	9-1-2031	1,000,000	1,016,955
Housing & RDA of The City of St. Paul Minnesota Hope Community Academy Series A	5.00	12-1-2034	1,645,000	1,483,365
Housing & RDA of The City of St. Paul Minnesota Twin Cities Academy Series A	5.00	7-1-2035	925,000	925,713
Housing & RDA of The City of St. Paul Minnesota Twin Cities German Immersion School	5.00	7-1-2055	750,000	679,490
Minnesota Higher Education Facilities Authority Carleton College	5.00	3-1-2053	500,000	530,666
Minnesota Higher Education Facilities Authority College of St. Benedict	4.00	3-1-2036	410,000	384,441
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc.	4.00	12-1-2040	1,000,000	882,525
Minnesota Higher Education Facilities Authority College of St. Scholastica, Inc. Series 7R	4.25	12-1-2027	255,000	255,004
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.05	4-1-2037	2,365,000	2,365,000
Minnesota Higher Education Facilities Authority Hamline University Series B	5.00	10-1-2035	1,000,000	1,006,692
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2025	570,000	576,410
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2045	2,000,000	1,959,725
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2034	200,000	202,404
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2035	170,000	171,629
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2039	200,000	200,818
Minnesota Higher Education Facilities Authority St. John’s University	4.00	10-1-2040	355,000	356,105
Minnesota Higher Education Facilities Authority St. Olaf College	4.00	10-1-2046	2,750,000	2,550,368
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	4.00	10-1-2041	515,000	507,757
The accompanying notes are an integral part of these financial statements.
4 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis	5.00%	10-1-2040	$750,000	$786,206
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series 8-L	5.00	4-1-2035	750,000	762,433
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2026	295,000	303,613
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series A	5.00	10-1-2052	1,000,000	1,036,595
Minnesota Higher Education Facilities Authority University of St. Thomas/Minneapolis Series B	5.00	10-1-2036	775,000	834,682
Minnesota Office of Higher Education AMT	4.00	11-1-2037	595,000	589,370
Minnesota Office of Higher Education AMT	5.00	11-1-2026	700,000	712,779
Minnesota Office of Higher Education AMT	5.00	11-1-2027	500,000	515,062
Minnesota Office of Higher Education AMT	5.00	11-1-2033	1,000,000	1,061,140
University of Minnesota Series A	5.00	4-1-2034	270,000	289,327
University of Minnesota Series A	5.00	9-1-2042	770,000	794,352
				35,626,493
GO revenue: 19.85%
Alexandria Lake Area Sanitation District (AGM Insured)	4.13	2-1-2044	325,000	314,101
Becker Independent School District No. 726 Series B	4.00	2-1-2026	100,000	100,931
Brainerd Independent School District No. 181 Series A	4.00	2-1-2039	2,000,000	2,004,676
Brainerd Independent School District No. 181 Series A	4.00	2-1-2042	2,060,000	2,036,618
Brainerd Independent School District No. 181 Series A	4.00	2-1-2043	225,000	222,304
Canby Independent School District No. 891 Series A	4.00	2-1-2043	1,320,000	1,320,372
Chisholm Independent School District No. 695 Series A	6.00	2-1-2029	500,000	559,046
Chisholm Independent School District No. 695 Series A	6.00	2-1-2030	750,000	857,757
City of Chaska Series C	5.00	2-1-2028	235,000	249,074
City of Chaska Series C	5.00	2-1-2029	250,000	269,371
City of Chaska Series C	5.00	2-1-2030	230,000	251,696
City of Elk River Series A	3.00	12-1-2044	2,000,000	1,684,116
City of Long Prairie Series A AMT	5.00	2-1-2025	160,000	160,201
City of Long Prairie Series A AMT	5.00	2-1-2026	185,000	188,376
City of St. Cloud Series B	4.00	2-1-2028	245,000	248,825
City of St. Cloud Series B	4.00	2-1-2029	255,000	258,889
County of Hennepin Series A	5.00	12-1-2033	410,000	446,348
County of Hennepin Series A	5.00	12-1-2037	910,000	955,718
County of Hennepin Series A	5.00	12-1-2041	1,000,000	1,024,624
County of Hennepin Series A	5.00	12-1-2043	1,500,000	1,666,943
County of Hennepin Series B	5.00	12-1-2029	450,000	466,059
County of Rice Series A	4.00	2-1-2048	1,500,000	1,452,315
Duluth Independent School District No. 709 Series C CAB¤	0.00	2-1-2033	1,075,000	729,601
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2041	300,000	322,658
Gibbon Independent School District No. 2365 Series A	5.00	2-1-2048	1,700,000	1,804,410
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2032	1,305,000	993,293
Hastings Independent School District No. 200 Series A CAB¤	0.00	2-1-2033	1,145,000	834,423
Hawley Independent School District No. 150 Series A	5.00	2-1-2040	750,000	792,399
Hawley Independent School District No. 150 Series A	5.00	2-1-2041	440,000	462,786
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Hopkins Independent School District No. 270 Series A	4.00%	2-1-2031	$170,000	$174,081
Jordan Independent School District No. 717 Series A	5.00	2-1-2035	150,000	164,371
Jordan Independent School District No. 717 Series A	5.00	2-1-2039	500,000	535,328
Marshall County Independent School District No. 441 Series A	5.00	2-1-2037	250,000	271,491
Marshall County Independent School District No. 441 Series A	5.00	2-1-2038	250,000	268,464
Minneapolis Special School District No. 1 Series A	4.00	2-1-2040	1,150,000	1,160,444
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2042	320,000	318,314
Nashwauk Keewatin Independent School District No. 319 Series A	4.00	2-1-2043	785,000	777,574
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2031	300,000	333,341
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2032	250,000	280,286
Red Lake County Central Independent School District No. 2906 Series A	5.00	2-1-2033	310,000	348,405
Rock Ridge Independent School District No. 2909 Series A	5.00	2-1-2035	405,000	447,331
Sartell-St. Stephen Independent School District No. 748 Series A	5.00	2-1-2027	200,000	200,299
State of Minnesota Series A	5.00	8-1-2039	1,750,000	1,894,548
State of Minnesota Series B	4.00	8-1-2031	250,000	256,915
State of Minnesota Series B	4.00	8-1-2043	1,000,000	1,007,859
Stillwater Independent School District No. 834 Series A	5.00	2-1-2040	1,000,000	1,087,679
Worthington Independent School District No. 518 Series A	4.00	2-1-2030	440,000	444,215
Worthington Independent School District No. 518 Series A	4.00	2-1-2032	530,000	534,988
				33,183,863
Health revenue: 23.33%
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2026	750,000	750,178
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2027	500,000	500,118
City of Center City Hazelden Betty Ford Foundation	5.00	11-1-2029	300,000	300,071
City of Center City Hazelden Betty Ford Foundation Series 2025B%%	5.00	11-1-2047	1,000,000	1,047,513
City of Maple Grove Hospital Corp.	5.00	5-1-2030	850,000	867,584
City of Maple Grove Hospital Corp.	5.00	5-1-2031	500,000	509,803
City of Maple Grove Hospital Corp.	5.00	5-1-2032	725,000	737,816
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2025	225,000	227,571
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2026	645,000	665,113
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group	5.00	11-15-2029	1,000,000	1,076,535
City of Minneapolis/St. Paul Housing & RDA Allina Health Obligated Group Series A	5.00	11-15-2029	1,000,000	1,038,824
City of Minneapolis Allina Health Obligated Group	4.00	11-15-2038	975,000	966,713
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	1,000,000	1,067,020
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	3,000,000	3,047,348
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2035	390,000	402,225
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2036	1,100,000	1,132,595
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2049	1,000,000	1,004,687
City of Plato Glencoe Regional Health Services	5.00	4-1-2041	550,000	552,867
City of Rochester Mayo Clinic##	5.00	11-15-2057	4,500,000	4,735,461
The accompanying notes are an integral part of these financial statements.
6 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85%	11-1-2058	$735,000	$733,297
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2027	700,000	700,379
City of Shakopee St. Francis Regional Medical Center Obligated Group	5.00	9-1-2029	325,000	325,130
City of St. Cloud CentraCare Health System Obligated Group	4.00	5-1-2050	3,235,000	3,091,927
City of St. Cloud CentraCare Health System Obligated Group	5.00	5-1-2054	550,000	574,212
City of St. Cloud CentraCare Health System Obligated Group Series A	5.00	5-1-2028	300,000	306,785
City of Wadena Astera Health Series A	5.00	12-1-2045	1,900,000	1,997,074
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2048	650,000	655,781
Duluth EDA Essentia Health Obligated Group Series A	5.00	2-15-2058	1,450,000	1,458,946
Duluth EDA Essentia Health Obligated Group Series A	5.25	2-15-2053	2,500,000	2,548,961
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2034	565,000	577,716
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2047	500,000	503,225
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2025	520,000	523,059
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2028	720,000	723,976
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	2,010,000	2,020,235
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	1,500,000	1,629,829
				39,000,574
Housing revenue: 9.13%
City of Marshall Southwest & West Central Service Cooperatives Series A	5.13	2-1-2041	675,000	685,092
City of Marshall Southwest & West Central Service Cooperatives Series A	5.38	2-1-2045	720,000	733,060
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2032	440,000	487,087
City of Minneapolis Riverton Community Housing	5.00	8-1-2032	860,000	860,492
City of New London EDA Southwest & West Central Service Cooperatives Series A	4.50	2-1-2033	500,000	505,313
City of New London EDA Southwest & West Central Service Cooperatives Series A	5.00	2-1-2038	880,000	889,286
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,454,506
Minnesota Housing Finance Agency Series A	4.00	8-1-2031	300,000	308,947
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2027	1,665,000	1,672,934
Minnesota Housing Finance Agency Series A AMT	5.00	8-1-2032	500,000	500,489
Minnesota Housing Finance Agency Series B	5.00	8-1-2029	320,000	345,793
Minnesota Housing Finance Agency Series B	5.00	8-1-2030	465,000	508,180
Minnesota Housing Finance Agency Series B (GNMA / FNMA / FHLMC Insured)	4.10	7-1-2038	995,000	989,286
Minnesota Housing Finance Agency Series D	5.00	8-1-2028	200,000	212,978
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75	1-1-2028	630,000	582,968
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Minnesota Housing Finance Agency Series E (GNMA / FNMA / FHLMC Insured)	1.75%	7-1-2028	$490,000	$446,736
Minnesota Housing Finance Agency Series M (GNMA / FNMA / FHLMC Insured)	4.85	7-1-2037	2,990,000	3,097,353
Minnesota Housing Finance Agency Series O (GNMA / FNMA / FHLMC Insured)	4.65	7-1-2041	955,000	970,984
				15,251,484
Miscellaneous revenue: 11.17%
Anoka-Hennepin Independent School District No. 11 Series A COP	5.00	2-1-2034	1,000,000	1,001,078
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2030	250,000	253,372
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2031	250,000	253,041
City of Center City Hazelden Betty Ford Foundation	4.00	11-1-2034	300,000	302,591
City of White Bear Lake Young Men’s Christian Association of the Greater Twin Cities	5.00	6-1-2032	1,000,000	1,041,489
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2026	395,000	403,011
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2028	700,000	736,014
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2028	290,000	281,070
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2029	300,000	286,170
Lake Agassiz Education Cooperative No. 0397-52 Series A COP	3.00	2-1-2030	310,000	290,610
Minnetonka Independent School District No. 276 Series C COP	5.00	2-1-2041	1,125,000	1,216,358
Northeastern Metropolitan Intermediate School District No. 916 Series B COP	5.00	2-1-2034	1,500,000	1,501,897
Plymouth Intermediate District No. 287 Series A COP	4.00	2-1-2025	215,000	215,082
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2026	500,000	501,131
Plymouth Intermediate District No. 287 Series A COP	4.00	5-1-2027	1,000,000	1,002,934
St. Cloud Independent School District No. 742 COP	5.00	2-1-2032	500,000	500,636
St. Cloud Independent School District No. 742 COP	5.00	2-1-2034	350,000	350,443
State of Minnesota Department of Iron Range Resources & Rehabilitation Series A	5.00	10-1-2039	2,490,000	2,761,267
State of Minnesota Office Building Project COP	5.00	11-1-2042	3,000,000	3,284,353
State of Minnesota Office Building Project COP	5.00	11-1-2043	1,500,000	1,632,333
White Bear Lake Independent School District No. 624 Series B COP	5.00	4-1-2026	830,000	848,266
				18,663,146
Transportation revenue: 0.64%
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2026	525,000	527,023
Housing & RDA of The City of St. Paul Minnesota Series A	4.00	8-1-2027	545,000	547,468
				1,074,491
Utilities revenue: 7.20%
Central Minnesota Municipal Power Agency (AGM Insured)	4.00	1-1-2042	350,000	350,652
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2029	315,000	337,610
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2030	210,000	228,403
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2037	500,000	513,439
Minnesota Municipal Gas Agency Series A (Royal Bank of Canada LIQ)øø	4.00	12-1-2052	1,500,000	1,510,390
Minnesota Municipal Power Agency	5.00	10-1-2047	500,000	506,124
The accompanying notes are an integral part of these financial statements.
8 | Allspring Minnesota Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Northern Municipal Power Agency		5.00%	1-1-2025	$320,000	$320,000
Northern Municipal Power Agency		5.00	1-1-2036	100,000	102,577
Northern Municipal Power Agency		5.00	1-1-2041	800,000	814,284
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)		4.00	12-1-2037	250,000	253,504
Sauk Centre Public Utilities Commission Electric Revenue Series A (AGM Insured)		5.00	12-1-2034	100,000	109,403
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2029	1,640,000	1,669,302
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2031	520,000	529,394
Southern Minnesota Municipal Power Agency Series A		5.00	1-1-2041	480,000	485,699
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2027	100,000	97,082
St. Paul Port Authority District Energy Obligated Group Series 1		3.00	10-1-2034	225,000	203,010
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2028	400,000	405,117
St. Paul Port Authority District Energy Obligated Group Series 1		4.00	10-1-2041	500,000	469,313
Western Minnesota Municipal Power Agency Red Rock Hydroelectric Project Series A		5.00	1-1-2049	1,500,000	1,542,788
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2032	555,000	564,643
Western Minnesota Municipal Power Agency Series A		5.00	1-1-2036	1,000,000	1,015,600
					12,028,334
Water & sewer revenue: 0.74%
City of St. Paul Water Revenue Series A		4.00	12-1-2045	1,215,000	1,229,691
					159,355,432
New York: 0.13%
Health revenue: 0.13%
Westchester County Local Development Corp. Kendal on Hudson Obligated Group Series B		5.00	1-1-2027	210,000	214,664
Total municipal obligations (Cost $168,497,001)					164,625,818
Total investments in securities (Cost $168,497,001)	98.49%				164,625,818
Other assets and liabilities, net	1.51				2,530,577
Total net assets	100.00%				$167,156,395

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
CAB	Capital appreciation bond
COP	Certificate of participation
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIQ	Liquidity agreement
LOC	Letter of credit
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
10 | Allspring Minnesota Tax-Free Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $168,497,001)	$164,625,818
Cash	258,291
Receivable for interest	2,301,350
Receivable for Fund shares sold	1,391,821
Receivable for investments sold	114,999
Prepaid expenses and other assets	65,943
Total assets	168,758,222
Liabilities
Payable for when-issued transactions	1,043,290
Payable for Fund shares redeemed	389,225
Dividends payable	56,402
Management fee payable	42,229
Administration fees payable	13,457
Shareholder servicing fees payable	8,748
Trustees’ fees and expenses payable	6,828
Distribution fee payable	609
Accrued expenses and other liabilities	41,039
Total liabilities	1,601,827
Total net assets	$167,156,395
Net assets consist of
Paid-in capital	$173,624,622
Total distributable loss	(6,468,227)
Total net assets	$167,156,395
Computation of net asset value and offering price per share
Net assets–Class A	$18,919,172
Shares outstanding–Class A1	1,886,318
Net asset value per share–Class A	$10.03
Maximum offering price per share – Class A2	$10.50
Net assets–Class C	$870,946
Shares outstanding–Class C1	86,830
Net asset value per share–Class C	$10.03
Net assets–Administrator Class	$20,699,932
Shares outstanding–Administrator Class[1]	2,063,894
Net asset value per share–Administrator Class	$10.03
Net assets–Institutional Class	$126,666,345
Shares outstanding–Institutional Class[1]	12,621,938
Net asset value per share–Institutional Class	$10.04
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 11

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$3,059,668
Expenses
Management fee	350,185
Administration fees
Class A	13,682
Class C	714
Administrator Class	11,364
Institutional Class	53,268
Shareholder servicing fees
Class A	22,725
Class C	1,190
Administrator Class	28,347
Distribution fee
Class C	3,569
Custody and accounting fees	3,485
Professional fees	27,426
Registration fees	30,966
Shareholder report expenses	10,584
Trustees’ fees and expenses	11,599
Other fees and expenses	9,609
Total expenses	578,713
Less: Fee waivers and/or expense reimbursements
Fund-level	(59,042)
Administrator Class	(21,059)
Net expenses	498,612
Net investment income	2,561,056
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(366,286)
Net change in unrealized gains (losses) on investments	428,451
Net realized and unrealized gains (losses) on investments	62,165
Net increase in net assets resulting from operations	$2,623,221
The accompanying notes are an integral part of these financial statements.
12 | Allspring Minnesota Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$2,561,056		$4,770,570
Net realized losses on investments		(366,286)		(1,223,053)
Net change in unrealized gains (losses) on investments		428,451		1,402,744
Net increase in net assets resulting from operations		2,623,221		4,950,261
Distributions to shareholders from
Net investment income and net realized gains
Class A		(274,950)		(587,035)
Class C		(10,763)		(20,406)
Administrator Class		(369,468)		(777,430)
Institutional Class		(2,220,416)		(3,889,209)
Total distributions to shareholders		(2,875,597)		(5,274,080)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	210,567	2,117,447	75,928	760,074
Class C	5,644	57,373	29,522	297,749
Administrator Class	192,051	1,938,556	645,434	6,470,167
Institutional Class	2,134,380	21,568,401	5,977,712	59,451,643
		25,681,777		66,979,633
Reinvestment of distributions
Class A	26,920	271,903	57,602	575,508
Class C	1,060	10,706	2,052	20,406
Administrator Class	36,379	367,491	78,249	777,430
Institutional Class	183,096	1,850,573	320,602	3,207,072
		2,500,673		4,580,416
Payment for shares redeemed
Class A	(351,178)	(3,540,781)	(402,830)	(4,026,607)
Class C	(18,288)	(183,837)	(38,660)	(386,828)
Administrator Class	(534,453)	(5,406,351)	(1,800,931)	(18,031,257)
Institutional Class	(2,725,739)	(27,493,102)	(5,179,576)	(51,495,242)
		(36,624,071)		(73,939,934)
Net decrease in net assets resulting from capital share transactions		(8,441,621)		(2,379,885)
Total decrease in net assets		(8,693,997)		(2,703,704)
Net assets
Beginning of period		175,850,392		178,554,096
End of period		$167,156,395		$175,850,392
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.05	$10.07	$10.11	$11.02	$10.86	$10.77
Net investment income	0.14 [1]	0.24 [1]	0.21 [1]	0.18	0.20 [1]	0.23
Net realized and unrealized gains (losses) on investments	(0.01)	0.01	(0.04)	(0.90)	0.16	0.09
Total from investment operations	0.13	0.25	0.17	(0.72)	0.36	0.32
Distributions to shareholders from
Net investment income	(0.15)	(0.27)	(0.21)	(0.18)	(0.20)	(0.23)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.15)	(0.27)	(0.21)	(0.19)	(0.20)	(0.23)
Net asset value, end of period	$10.03	$10.05	$10.07	$10.11	$11.02	$10.86
Total return[2]	1.33%	2.58%	1.73%	(6.59)%	3.32%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.91%	0.91%	0.91%	0.92%	0.93%
Net expenses	0.84%	0.84%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.66%	2.46%	2.10%	1.67%	1.80%	2.12%
Supplemental data
Portfolio turnover rate	10%	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$18,919	$20,090	$22,841	$27,431	$31,586	$29,317

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.05	$10.07	$10.11	$11.02	$10.86	$10.77
Net investment income	0.10 [1]	0.18 [1]	0.14 [1]	0.10 [1]	0.12 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	(0.00)[2]	0.01	(0.04)	(0.90)	0.16	0.09
Total from investment operations	0.10	0.19	0.10	(0.80)	0.28	0.24
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.14)	(0.10)	(0.12)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.12)	(0.21)	(0.14)	(0.11)	(0.12)	(0.15)
Net asset value, end of period	$10.03	$10.05	$10.07	$10.11	$11.02	$10.86
Total return[3]	0.95%	1.95%	1.00%	(7.29)%	2.54%	2.22%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.50%	1.60%	1.66%	1.66%	1.68%
Net expenses	1.59%	1.46%	1.56%	1.60%	1.60%	1.60%
Net investment income	1.90%	1.84%	1.40%	0.91%	1.06%	1.37%
Supplemental data
Portfolio turnover rate	10%	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$871	$989	$1,062	$1,147	$2,060	$4,020

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.04	$10.06	$10.11	$11.02	$10.86	$10.76
Net investment income	0.15 [1]	0.27 [1]	0.24 [1]	0.21	0.23 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	0.01	0.01	(0.05)	(0.90)	0.16	0.10
Total from investment operations	0.16	0.28	0.19	(0.69)	0.39	0.36
Distributions to shareholders from
Net investment income	(0.17)	(0.30)	(0.24)	(0.21)	(0.23)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.17)	(0.30)	(0.24)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$10.03	$10.04	$10.06	$10.11	$11.02	$10.86
Total return[2]	1.55%	2.83%	1.88%	(6.35)%	3.58%	3.34%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.85%	0.86%	0.87%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.89%	2.70%	2.35%	1.92%	2.06%	2.38%
Supplemental data
Portfolio turnover rate	10%	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$20,700	$23,806	$34,696	$53,578	$60,727	$69,954

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Minnesota Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.05	$10.07	$10.12	$11.02	$10.87	$10.77
Net investment income	0.15 [1]	0.28 [1]	0.25 [1]	0.21	0.23	0.26
Net realized and unrealized gains (losses) on investments	0.01	0.01	(0.05)	(0.89)	0.15	0.10
Total from investment operations	0.16	0.29	0.20	(0.68)	0.38	0.36
Distributions to shareholders from
Net investment income	(0.17)	(0.31)	(0.25)	(0.21)	(0.23)	(0.26)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	0.00
Total distributions to shareholders	(0.17)	(0.31)	(0.25)	(0.22)	(0.23)	(0.26)
Net asset value, end of period	$10.04	$10.05	$10.07	$10.12	$11.02	$10.87
Total return[2]	1.59%	2.91%	1.96%	(6.19)%	3.56%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.60%	0.59%	0.58%	0.59%	0.60%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.98%	2.79%	2.45%	2.01%	2.13%	2.43%
Supplemental data
Portfolio turnover rate	10%	19%	28%	11%	9%	16%
Net assets, end of period (000s omitted)	$126,666	$130,966	$119,956	$104,175	$91,787	$70,383

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Minnesota Tax-Free Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
18 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $168,492,314 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$555,258
Gross unrealized losses	(4,421,754)
Net unrealized losses	$(3,866,496)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $315,088 in short-term capital losses and $1,926,431 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$164,625,818	$0	$164,625,818
Total assets	$0	$164,625,818	$0	$164,625,818
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Minnesota Tax-Free Fund | 19

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Class C	1.59
Administrator Class	0.60
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
20 | Allspring Minnesota Tax-Free Fund

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $17,365,000, $18,475,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $17,146,681 and $24,202,336, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Minnesota.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Minnesota Tax-Free Fund | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Minnesota Tax-Free Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Minnesota Tax-Free Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0003 12-24

Allspring Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Municipal Bond Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.17%
Alabama: 3.27%
Airport revenue: 0.05%
Birmingham Airport Authority (BAM Insured)	4.00%	7-1-2036	$500,000	$505,323
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2037	500,000	501,559
Birmingham Airport Authority (BAM Insured)	4.00	7-1-2038	400,000	399,548
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2029	750,000	810,509
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2030	500,000	547,439
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2032	600,000	655,017
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2033	650,000	707,988
				4,127,383
Education revenue: 0.15%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50	10-1-2054	6,700,000	7,012,974
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.25	8-1-2048	4,500,000	4,747,386
				11,760,360
Health revenue: 0.32%
Alabama Special Care Facilities Financing Authority-Birmingham Ascension Health Credit Group Series B	5.00	11-15-2046	11,000,000	11,088,304
Health Care Authority for Baptist Health Series A	5.00	11-15-2031	11,970,000	12,827,957
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2034	1,000,000	1,059,920
UAB Medicine Finance Authority Obligated Group Series B	5.00	9-1-2035	1,000,000	1,054,743
				26,030,924
Housing revenue: 0.09%
Huntsville Public Building Authority	5.00	2-1-2052	7,000,000	7,319,664
Resource recovery revenue: 0.03%
Mobile County IDA AM/NS Calvert LLC Series 2024B AMT	4.75	12-1-2054	2,500,000	2,417,245
Tax revenue: 0.13%
Birmingham-Jefferson Civic Center Authority Series A	5.00	7-1-2048	10,000,000	10,216,651
Utilities revenue: 2.47%
Black Belt Energy Gas Districtøø	4.00	6-1-2051	5,500,000	5,500,678
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	2,000,000	2,131,590
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	22,750,000	24,025,474
Black Belt Energy Gas District Series Cøø	5.50	10-1-2054	4,750,000	5,144,423
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	23,000,000	24,161,387
Lower Alabama Gas Districtøø	4.00	12-1-2050	20,590,000	20,618,608
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	16,000,000	16,943,293
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	20,000,000	21,268,080
Southeast Energy Authority A Cooperative District Project No. 1 Series Aøø	4.00	11-1-2051	2,465,000	2,463,393
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	3,000,000	2,984,247
The accompanying notes are an integral part of these financial statements.
2 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$25,000,000	$26,325,145
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	18,000,000	18,936,987
Southeast Energy Authority A Cooperative District Series Cøø	5.00	11-1-2055	12,000,000	12,756,830
Tender Option Bond Trust Receipts/Certificates Series 2023- ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.92	4-1-2054	8,275,000	8,275,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.72	5-1-2055	3,360,000	3,360,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	4.05	8-1-2063	3,000,000	3,000,000
				197,895,135
Water & sewer revenue: 0.03%
Madison Water & Wastewater Board	5.25	12-1-2053	2,500,000	2,723,607
				262,490,969
Alaska: 0.05%
Health revenue: 0.05%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2036	2,000,000	1,972,500
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2033	1,930,000	2,038,832
				4,011,332
Arizona: 1.03%
Education revenue: 0.17%
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2029	2,905,000	2,870,989
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2041	3,195,000	2,823,046
IDA of the County of Pima Noah Webster Schools-Mesa Series A	7.00	12-15-2043	3,225,000	3,228,089
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,085,000	1,085,695
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	2,435,000	2,375,928
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	1,000,000	995,569
				13,379,316
GO revenue: 0.04%
Maricopa County Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,602,180
Health revenue: 0.19%
Maricopa County IDA Banner Health Obligated Group Series A	4.00	1-1-2041	15,750,000	15,638,337
Housing revenue: 0.07%
City of Phoenix Civic Improvement Corp. Airport Revenue Series B AMT	5.00	7-1-2044	5,570,000	5,696,835
Industrial development revenue: 0.12%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	5,000,000	5,011,565
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
Maricopa County IDA Commercial Metals Co. AMT144A	4.00%	10-15-2047	$4,000,000	$3,480,266
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	1,000,000	820,238
				9,312,069
Miscellaneous revenue: 0.42%
City of Phoenix Civic Improvement Corp. Airport Revenue Series D	4.00	7-1-2040	3,000,000	2,986,250
City of Phoenix Civic Improvement Corp. Excise Tax Revenue Series A	5.00	7-1-2034	13,875,000	13,978,340
City of Phoenix Civic Improvement Corp. Water System Revenue	5.00	7-1-2034	8,805,000	9,006,668
Navajo Nation Series A144A	5.50	12-1-2030	7,275,000	7,356,727
				33,327,985
Water & sewer revenue: 0.02%
City of Mesa Utility System Revenue	4.00	7-1-2042	1,000,000	993,205
City of Mesa Utility System Revenue	4.00	7-1-2043	1,000,000	987,504
				1,980,709
				82,937,431
Arkansas: 0.03%
Miscellaneous revenue: 0.03%
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2038	1,170,000	1,165,610
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2039	1,000,000	985,533
Arkansas Development Finance Authority Public Safety Charges Revenue Division of Emergency Management Project	4.00	6-1-2040	500,000	494,640
				2,645,783
California: 4.78%
Airport revenue: 1.43%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	6,500,000	6,877,944
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2034	1,465,000	1,516,010
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2046	7,000,000	7,239,131
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2041	2,500,000	2,720,594
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2042	2,000,000	2,168,888
City of Los Angeles Department of Airports Series A AMT	5.25	5-15-2048	18,000,000	18,617,632
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2034	1,750,000	1,774,740
City of Los Angeles Department of Airports Series D AMT	4.00	5-15-2051	8,285,000	7,835,505
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	3,000,000	3,170,753
City of Los Angeles Department of Airports Series H AMT	5.00	5-15-2047	1,750,000	1,817,479
City of Los Angeles Department of Airports Series H AMT	5.50	5-15-2047	5,000,000	5,376,760
Port of Oakland Series H AMT	5.00	5-1-2026	2,500,000	2,556,563
Port of Oakland Series H AMT	5.00	5-1-2029	1,875,000	1,985,066
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	1,500,000	1,394,718
The accompanying notes are an integral part of these financial statements.
4 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00%	5-1-2052	$3,000,000	$3,100,947
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2042	6,390,000	6,531,455
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	40,000,000	40,197,260
				114,881,445
Education revenue: 0.21%
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00	8-1-2042	1,000,000	1,011,225
University of California Series AL-1ø	3.60	5-15-2048	16,000,000	16,000,000
				17,011,225
GO revenue: 0.82%
Alhambra Unified School District Series B CAB (AGC Insured)¤	0.00	8-1-2031	7,500,000	6,003,622
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2031	2,175,000	1,750,088
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2032	3,795,000	2,943,496
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2034	5,000,000	3,583,646
Alhambra Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2035	6,700,000	4,609,808
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2031	1,000,000	802,038
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2032	1,000,000	772,739
Colton Joint Unified School District Series B CAB (AGM Insured)¤	0.00	8-1-2033	1,000,000	743,070
Compton Community College District Series C CAB¤	0.00	8-1-2032	2,515,000	1,920,412
Compton Community College District Series C CAB¤	0.00	8-1-2033	2,000,000	1,466,229
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2030	2,000,000	1,667,666
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2031	2,000,000	1,607,778
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2032	1,660,000	1,285,203
El Monte Union High School District CAB (AGM Insured)¤	0.00	6-1-2033	1,230,000	915,573
Los Angeles Unified School District Series QRR	4.00	7-1-2049	5,000,000	5,006,756
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2028	1,500,000	1,329,723
Ontario Montclair School District (AGC Insured)¤	0.00	8-1-2030	2,000,000	1,649,475
San Diego Unified School District Series C CAB¤	0.00	7-1-2031	2,000,000	1,623,435
San Diego Unified School District Series C CAB¤	0.00	7-1-2033	1,000,000	754,341
San Diego Unified School District Series C CAB¤	0.00	7-1-2034	2,000,000	1,450,470
San Diego Unified School District Series I	4.00	7-1-2047	12,000,000	11,922,710
State of California	4.00	8-1-2038	4,800,000	4,811,091
Whittier City School District Series C	5.25	8-1-2046	4,850,000	5,034,625
Wiseburn School District Series B CAB (AGM Insured)¤	0.00	8-1-2034	2,530,000	1,813,222
				65,467,216
Health revenue: 0.40%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2044	10,000,000	9,999,736
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	3,000,000	3,078,397
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00%	7-1-2040	$11,775,000	$11,775,000
Regents of the University of California Medical Center Pooled Revenue Series L	4.00	5-15-2037	7,525,000	7,521,965
				32,375,098
Housing revenue: 0.47%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.60	12-1-2027	8,000,000	8,000,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	2,837,137	2,833,762
California Statewide CDA Community Improvement Authority Pasadena Portfolio Series B144A	4.00	12-1-2056	1,500,000	1,128,765
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.69	3-1-2057	5,820,000	5,820,000
Ontario PFA Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,954,251
Pasadena PFA Series A CAB¤	0.00	3-1-2027	2,095,000	1,959,819
Pasadena PFA Series A CAB¤	0.00	3-1-2028	4,450,000	4,033,825
Pasadena PFA Series A CAB¤	0.00	3-1-2029	4,520,000	3,965,609
Pasadena PFA Series A CAB¤	0.00	3-1-2031	2,185,000	1,790,067
Pasadena PFA Series A CAB¤	0.00	3-1-2032	2,000,000	1,580,974
Pasadena PFA Series A CAB¤	0.00	3-1-2033	4,295,000	3,271,379
				37,338,451
Miscellaneous revenue: 0.09%
Hayward Unified School District COP	5.25	8-1-2047	5,000,000	5,133,096
Mesa Water District COP	4.00	3-15-2039	500,000	516,499
Mesa Water District COP	4.00	3-15-2040	500,000	512,805
Mesa Water District COP	4.00	3-15-2045	1,200,000	1,200,843
				7,363,243
Tax revenue: 0.01%
San Diego County Regional Transportation Commission Series A	5.00	4-1-2048	915,000	928,401
Tobacco revenue: 0.01%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2039	500,000	490,761
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	4.00	6-1-2040	300,000	290,930
				781,691
Transportation revenue: 0.40%
Bay Area Toll Authority Series A (SIFMA Municipal Swap+1.25%)±	4.87	4-1-2036	23,545,000	23,656,714
Foothill-Eastern Transportation Corridor Agency Series C	4.00	1-15-2043	8,500,000	8,442,419
				32,099,133
Utilities revenue: 0.94%
California Community Choice Financing Authority Clean Energy Project Series B-1øø	5.00	7-1-2053	15,000,000	15,699,703
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	6,000,000	6,540,620
The accompanying notes are an integral part of these financial statements.
6 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
California Community Choice Financing Authority Series B-1øø	4.00%	2-1-2052	$2,360,000	$2,357,787
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,934,311
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	11,435,000	12,444,007
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	5,000,000	5,263,473
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2039	450,000	486,455
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2040	375,000	404,103
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2041	420,000	450,928
City of Victorville Electric Revenue Series A	5.00	5-1-2036	1,210,000	1,343,076
City of Victorville Electric Revenue Series A	5.00	5-1-2037	1,005,000	1,112,730
Los Angeles Department of Water & Power System Revenue Series A-4 (Bank of America N.A. SPA)ø	3.65	7-1-2035	1,000,000	1,000,000
M-S-R Energy Authority Series B	6.13	11-1-2029	11,895,000	12,620,863
				75,658,056
				383,903,959
Colorado: 4.23%
Airport revenue: 0.49%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2027	10,000,000	10,391,830
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2034	21,855,000	23,209,258
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2037	3,130,000	3,218,158
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	2,000,000	2,162,440
				38,981,686
Education revenue: 0.15%
Board of Governors of Colorado State University System Series E-1	5.00	3-1-2040	945,000	947,691
Colorado ECFA Alexander Dawson School LLC	5.00	2-15-2040	1,000,000	1,000,845
Colorado ECFA Aspen Ridge Preparatory School, Inc.144A	4.13	7-1-2026	250,000	248,793
Colorado ECFA Ben Franklin Academy	5.00	7-1-2036	750,000	753,325
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	885,000	886,989
Colorado ECFA DCS Montessori Charter School	5.00	7-15-2037	1,150,000	1,151,200
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2051	715,000	553,087
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2035	2,000,000	2,087,018
Colorado ECFA Twin Peaks Charter Academy Series A	6.50	3-15-2043	1,290,000	1,292,210
Colorado ECFA Union Colony Schools	5.00	4-1-2048	715,000	720,693
Colorado ECFA University Laboratory School144A	5.00	12-15-2028	600,000	604,236
Colorado School of Mines Series A (AGM Insured)	5.25	12-1-2047	1,730,000	1,874,054
				12,120,141
GO revenue: 0.51%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	6,500,000	6,504,019
Baseline Metropolitan District No. 1 Series A (AGC Insured)	5.00	12-1-2049	1,500,000	1,574,155
Boulder Valley School District No. RE-2 Boulder	4.13	12-1-2046	3,000,000	2,985,985
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2049	1,250,000	995,667
Canyons Metropolitan District No. 5 Series A (BAM Insured)	5.25	12-1-2059	2,000,000	2,153,954
Colorado International Center Metropolitan District No. 3	4.63	12-1-2031	367,000	356,840
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	997,569
Grand River Hospital District (AGM Insured)	5.25	12-1-2035	1,750,000	1,817,207
Midtown Clear Creek Metropolitan District Series A (BAM Insured)	5.00	12-1-2053	3,000,000	3,181,859
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Park 70 Metropolitan District	5.00%	12-1-2046	$1,000,000	$1,000,096
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2049	2,125,000	2,066,430
Weld County School District No. RE-4	5.25	12-1-2047	13,000,000	14,193,002
Wheatlands Metropolitan District (BAM Insured)	5.00	12-1-2030	650,000	659,228
Wiggins School District No. RE-50J Adams Morgan & Weld Counties (BAM Insured)	4.00	12-1-2046	2,335,000	2,246,850
				40,732,861
Health revenue: 0.91%
Aspen Valley Hospital District	5.00	10-15-2033	600,000	600,199
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	5,500,000	5,387,556
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2048	5,000,000	4,782,295
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2042	1,000,000	894,008
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	4,000,000	4,107,385
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Obligated Group Series A	5.00	6-1-2040	1,000,000	1,007,273
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	30,000,000	28,695,660
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	5.00	5-15-2054	24,355,000	25,592,424
Colorado Health Facilities Authority Parkview Medical Center Project Series A	4.00	9-1-2045	500,000	530,820
Colorado Health Facilities Authority Sunny Vista Living Center Obligated Group Series A144A	5.00	12-1-2025	290,000	261,801
Denver Health & Hospital Authority Series A144A	5.00	12-1-2034	500,000	509,327
University of Colorado Hospital Authority Health Obligated Group Series C (TD Bank N.A. SPA)ø	3.80	11-15-2039	700,000	700,000
				73,068,748
Miscellaneous revenue: 0.77%
City of Westminster Series A COP	5.00	12-1-2035	2,000,000	2,028,032
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2029	2,705,000	2,698,415
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2030	3,115,000	3,105,941
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2031	665,000	661,916
Denver City & County School District No. 1 Series B COP	5.00	12-15-2035	1,000,000	1,014,523
Denver City & County School District No. 1 Series B COP	5.00	12-15-2045	1,200,000	1,211,805
E-470 Public Highway Authority Series A CAB (NPFGC Insured)¤	0.00	9-1-2034	4,000,000	2,768,545
Park Creek Metropolitan District Westerly Creek District Service Area Series A	5.00	12-1-2045	500,000	502,436
State of Colorado COP	6.00	12-15-2039	4,225,000	4,961,824
State of Colorado COP	6.00	12-15-2041	17,500,000	20,396,526
State of Colorado Series A COP	4.00	12-15-2038	8,150,000	8,216,967
State of Colorado Series A COP	4.00	12-15-2039	3,250,000	3,263,985
The accompanying notes are an integral part of these financial statements.
8 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
State of Colorado Series N COP	4.00%	3-15-2043	$7,900,000	$7,738,074
Westminster Public Schools COP (AGM Insured)	5.00	12-1-2048	3,500,000	3,594,472
				62,163,461
Tax revenue: 0.73%
City & County of Denver Pledged Excise Tax Revenue Series A	5.00	8-1-2044	3,000,000	3,046,841
Regional Transportation District Sales Tax Revenue Fastracks Project Series A	5.00	11-1-2041	50,945,000	51,951,093
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2039	800,000	783,538
Regional Transportation District Denver Transit Partners LLC Series A	5.00	1-15-2031	500,000	536,923
Regional Transportation District Denver Transit Partners LLC Series A	5.00	7-15-2031	500,000	536,443
Thornton Development Authority East 144th Avenue & I-25 Urban Renewal Area Series B	5.00	12-1-2034	1,375,000	1,376,321
				58,231,159
Transportation revenue: 0.09%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	3,360,000	3,362,451
E-470 Public Highway Authority Series A	5.00	9-1-2034	1,300,000	1,415,767
E-470 Public Highway Authority Series A	5.00	9-1-2035	1,250,000	1,353,619
E-470 Public Highway Authority Series A	5.00	9-1-2036	1,400,000	1,512,098
				7,643,935
Utilities revenue: 0.54%
City of Colorado Springs Utilities System Revenue Series A	5.25	11-15-2054	28,125,000	30,868,132
Public Authority for Colorado Energy	6.50	11-15-2038	10,495,000	12,546,251
				43,414,383
Water & sewer revenue: 0.04%
Central Weld County Water District (AGM Insured)	4.00	12-1-2035	800,000	821,812
Central Weld County Water District (AGM Insured)	4.00	12-1-2037	400,000	406,321
Central Weld County Water District (AGM Insured)	4.00	12-1-2038	400,000	403,756
Central Weld County Water District (AGM Insured)	4.00	12-1-2039	450,000	452,710
Central Weld County Water District (AGM Insured)	4.00	12-1-2040	500,000	500,945
City of Boulder Water & Sewer Revenue	5.00	12-1-2043	125,000	138,778
East Cherry Creek Valley Water & Sanitation District	5.00	11-15-2032	750,000	761,096
				3,485,418
				339,841,792
Connecticut: 0.85%
Education revenue: 0.25%
Connecticut State HEFA Quinnipiac University Series N	5.00	7-1-2048	5,000,000	5,243,334
Connecticut State HEFA Trustees of Trinity College Series R	4.00	6-1-2045	2,500,000	2,437,345
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2037	950,000	1,021,460
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2038	1,000,000	1,068,845
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Connecticut State HEFA Trustees of Trinity College Series R	5.00%	6-1-2039	$1,600,000	$1,703,175
Connecticut State HEFA Trustees of Trinity College Series R	5.00	6-1-2040	1,100,000	1,162,047
Connecticut State Higher Education Supplement Loan Authority Series B AMT	3.25	11-15-2036	1,235,000	1,109,993
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	610,000	626,130
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2028	530,000	551,948
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2029	465,000	483,219
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,611,878
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,659,861
				19,679,235
GO revenue: 0.10%
City of Bridgeport Series A	4.00	6-1-2039	1,750,000	1,752,591
City of New Britain Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,947,688
City of New Haven Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,128,966
State of Connecticut Series B	5.00	6-1-2041	1,250,000	1,345,040
				8,174,285
Health revenue: 0.14%
Connecticut State HEFA Children’s Medical Center Obligated Group Series E	5.25	7-15-2048	3,700,000	3,993,255
Connecticut State HEFA McLean Affiliates Obligated Group Series A144A	5.00	1-1-2045	1,000,000	905,155
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2032	2,705,000	2,946,602
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2033	3,000,000	3,237,885
				11,082,897
Tax revenue: 0.36%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2040	1,700,000	1,814,414
State of Connecticut Special Tax Revenue Series A	5.25	7-1-2043	3,000,000	3,320,853
State of Connecticut Special Tax Revenue Series A (AGM Insured)	4.00	5-1-2038	5,000,000	5,114,225
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2036	5,000,000	5,262,726
State of Connecticut Special Tax Revenue Series B	5.00	10-1-2037	7,500,000	7,877,741
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2039	2,000,000	2,023,001
State of Connecticut Special Tax Revenue Series D	4.00	11-1-2040	3,500,000	3,527,903
				28,940,863
				67,877,280
Delaware: 0.14%
Education revenue: 0.03%
County of Kent Charter School, Inc. Series A	4.00	5-1-2041	2,680,000	2,269,955
The accompanying notes are an integral part of these financial statements.
10 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.11%
Delaware River & Bay Authority	4.00%	1-1-2039	$650,000	$655,291
Delaware River & Bay Authority	4.00	1-1-2040	485,000	487,635
Delaware River & Bay Authority	4.00	1-1-2041	320,000	321,550
Delaware River & Bay Authority	4.00	1-1-2042	550,000	551,383
Delaware River & Bay Authority	4.00	1-1-2046	1,000,000	981,279
Delaware River & Bay Authority	5.00	1-1-2039	450,000	490,810
Delaware River & Bay Authority	5.00	1-1-2040	465,000	505,236
Delaware River & Bay Authority	5.00	1-1-2041	500,000	541,023
Delaware River & Bay Authority	5.00	1-1-2042	520,000	561,055
Delaware Transportation Authority US 301 Project Revenue	5.00	6-1-2055	3,950,000	3,963,515
				9,058,777
				11,328,732
District of Columbia: 1.12%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2038	2,500,000	2,449,715
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2039	3,405,000	3,323,080
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,000,000	5,344,766
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2046	3,890,000	4,154,261
				15,271,822
Education revenue: 0.02%
District of Columbia Two Rivers Public Charter School, Inc.	5.00	6-1-2050	1,500,000	1,444,547
GO revenue: 0.25%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,180,729
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,463,922
District of Columbia Series D	4.00	2-1-2046	4,660,000	4,570,538
				20,215,189
Health revenue: 0.09%
District of Columbia Children’s National Medical Center Obligated Group	5.00	7-15-2044	7,575,000	7,623,623
Housing revenue: 0.46%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2045	1,000,000	975,784
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2046	3,540,000	3,446,384
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2054	4,250,000	4,514,433
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2056	26,550,000	28,094,932
				37,031,533
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.03%
Washington Convention & Sports Authority Series A	4.00%	10-1-2036	$670,000	$676,469
Washington Convention & Sports Authority Series A	4.00	10-1-2037	1,115,000	1,119,854
Washington Convention & Sports Authority Series A	4.00	10-1-2039	640,000	633,673
				2,429,996
Tax revenue: 0.08%
District of Columbia Income Tax Revenue Series A	5.25	5-1-2048	3,000,000	3,259,799
Washington Convention & Sports Authority Series B	4.00	10-1-2037	1,000,000	1,004,353
Washington Convention & Sports Authority Series B	4.00	10-1-2038	1,000,000	999,301
Washington Convention & Sports Authority Series B	4.00	10-1-2039	1,000,000	990,115
				6,253,568
				90,270,278
Florida: 7.84%
Airport revenue: 1.99%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2034	1,750,000	1,820,322
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	12,440,000	12,504,792
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2038	2,000,000	2,068,653
County of Broward Airport System Revenue Series Q-1	4.00	10-1-2042	4,800,000	4,745,852
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2044	7,300,000	6,857,646
County of Lee Airport Revenue AMT (AGC Insured)	5.25	10-1-2054	4,500,000	4,766,839
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2038	3,250,000	3,238,432
County of Miami-Dade Aviation Revenue Series A	4.00	10-1-2041	1,500,000	1,469,694
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	18,750,000	19,022,571
County of Miami-Dade Aviation Revenue Series B AMT	5.00	10-1-2040	18,000,000	18,228,870
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	2,000,000	2,068,776
Greater Orlando Aviation Authority Series A AMT	5.00	10-1-2046	3,000,000	3,098,039
Hillsborough County Aviation Authority Series A AMT	5.00	10-1-2048	7,000,000	7,076,689
Hillsborough County Aviation Authority Series B AMT	5.50	10-1-2049	20,000,000	21,904,062
Hillsborough County Aviation Authority Series E AMT	5.00	10-1-2048	10,000,000	10,161,085
Hillsborough County Aviation Authority Series F	5.00	10-1-2048	20,570,000	21,187,172
Jacksonville Port Authority Series B	5.00	11-1-2044	4,080,000	4,232,566
Jacksonville Port Authority Series B	5.00	11-1-2048	9,870,000	10,191,227
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0443 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	3.69	4-1-2038	5,315,000	5,315,000
				159,958,287
Education revenue: 0.45%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	10,500,000	10,876,327
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2054	1,200,000	1,162,232
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	5.00	6-15-2039	3,610,000	3,501,503
Capital Trust Authority IDEA Florida, Inc. Series A144A	6.25	6-15-2053	4,950,000	5,139,195
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,380,000	1,384,719
The accompanying notes are an integral part of these financial statements.
12 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Florida Development Finance Corp. Cornerstone Charter Academy: A Challenge Foundation Academy, Inc.144A	5.00%	10-1-2042	$1,605,000	$1,603,004
Florida Higher Educational Facilities Financial Authority Jacksonville University Series A-1144A	5.00	6-1-2048	2,000,000	1,814,700
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2044	6,500,000	6,730,071
Volusia County Educational Facility Authority Embry-Riddle Aeronautical University, Inc. Series A	5.00	10-15-2049	4,000,000	4,112,406
				36,324,157
GO revenue: 0.55%
City of Doral Parks & Recreation Project	4.00	7-1-2042	3,610,000	3,594,634
City of Miami Beach Series A	5.25	5-1-2053	7,000,000	7,542,165
County of Miami-Dade Series 2014-A	5.00	7-1-2043	12,935,000	13,132,356
County of Miami-Dade Series A	4.00	7-1-2042	5,000,000	4,978,718
School Board of Miami-Dade County	5.00	3-15-2046	15,000,000	15,220,518
				44,468,391
Health revenue: 1.24%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	5,000,000	5,004,837
City of Jacksonville Baptist Health System Obligated Group Series Dø	3.65	8-1-2036	3,000,000	3,000,000
City of Jacksonville Baptist Health System Obligated Group Series Eø	3.65	8-1-2036	1,420,000	1,420,000
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	3,500,000	3,214,642
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2044	4,000,000	4,298,685
City of Lakeland Regional Health Systems Obligated Group	5.00	11-15-2045	3,500,000	3,747,178
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	3,000,000	2,912,218
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2038	1,025,000	1,004,652
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	4.00	7-1-2045	2,500,000	2,366,900
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2040	700,000	733,790
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	6,000,000	6,250,847
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	3.65	11-15-2035	1,100,000	1,100,000
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	5,000,000	4,718,175
Holmes County Hospital Corp.	6.00	11-1-2038	2,500,000	2,219,479
Lee County IDA Health System, Inc. Obligated Group Series Bø	4.20	4-1-2049	6,000,000	6,000,000
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	11,265,000	11,479,641
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	5,500,000	5,564,086
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2044	2,525,000	2,666,758
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	5,290,000	5,472,472
Miami-Dade County Health Facilities Authority Series A (AGM Insured)	4.00	8-1-2046	5,000,000	4,839,170
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Orange County Health Facilities Authority Nemours Foundation Series C2 (TD Bank N.A. LOC)ø	3.60%	1-1-2037	$2,915,000	$2,915,000
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	10,355,000	10,759,238
South Broward Hospital District Obligated Group	4.00	5-1-2048	2,120,000	1,996,625
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	5,000,000	4,723,736
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,500,000	1,204,066
				99,612,195
Housing revenue: 0.20%
City of Orlando Series B	5.00	10-1-2033	1,525,000	1,527,019
City of Orlando Series B	5.00	10-1-2035	1,680,000	1,682,058
City of Orlando Series B	5.00	10-1-2036	1,765,000	1,767,133
County of Hillsborough	5.00	10-1-2038	8,000,000	8,074,699
Florida Housing Finance Corp. Journet Place LP Series 1144A	7.60	12-15-2047	740,000	773,380
Florida Housing Finance Corp. Villa Capri III Associates Ltd.	7.60	12-15-2042	2,350,000	2,353,353
				16,177,642
Industrial development revenue: 0.14%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	3,500,000	3,163,077
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	7,500,000	7,832,838
				10,995,915
Miscellaneous revenue: 0.96%
City of Daytona Beach Series B	5.50	9-1-2049	1,415,000	1,568,875
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	15,000,000	14,509,058
County of Miami-Dade Series A	5.00	4-1-2051	25,000,000	26,367,040
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,044,541
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2044	875,000	956,346
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2034	2,000,000	2,157,245
Duval County Public Schools Series A COP (AGM Insured)	5.00	7-1-2035	3,000,000	3,229,823
Indigo Community Development District Special Assessment Series C	7.00	5-1-2030	2,536,248	1,585,155
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.38	5-1-2045	1,000,000	999,573
Julington Creek Plantation Community Development District Series 2023 Assessment (AGM Insured)	4.63	5-1-2054	3,000,000	3,006,042
Lakeside Plantation Community Development District Special Assessment Series A	6.95	5-1-2031	701,000	702,222
Marshall Creek Community Development District Series 2002 Special Assessment	5.00	5-1-2032	1,295,000	1,295,822
Marshall Creek Community Development District Series 2016 Special Assessment	6.32	5-1-2045	110,000	110,406
Okaloosa County School Board COP (AGC Insured)	5.00	10-1-2049	5,000,000	5,344,398
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2039	2,000,000	2,011,495
St. Johns County School Board Series A COP (AGM Insured)	5.25	7-1-2047	5,000,000	5,409,361
The accompanying notes are an integral part of these financial statements.
14 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
St. Johns County School Board Series A COP (AGM Insured)	5.50%	7-1-2049	$3,000,000	$3,300,268
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.00	5-1-2043	2,000,000	2,052,837
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.55	5-1-2044	1,000,000	990,653
				76,641,160
Resource recovery revenue: 0.03%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	1,994,356
Tax revenue: 0.07%
County of Lee Local Option Gas Tax Revenue	5.25	8-1-2049	5,000,000	5,271,159
Transportation revenue: 0.51%
Central Florida Expressway Authority (AGM Insured)	4.00	7-1-2039	6,070,000	6,157,350
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2049	6,000,000	6,400,116
Central Florida Expressway Authority Series A (AGC Insured)	5.00	7-1-2054	7,500,000	7,953,150
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2044	4,250,000	4,418,330
Miami-Dade County Expressway Authority Series A	5.00	7-1-2040	8,040,000	8,068,528
Miami-Dade County Expressway Authority Series A	5.00	7-1-2044	3,500,000	3,541,349
Sunshine Skyway Bridge Series A (AGM Insured)	4.00	7-1-2038	4,185,000	4,162,938
				40,701,761
Utilities revenue: 0.04%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	1,250,000	1,408,243
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2038	1,000,000	1,082,361
Fort Pierce Utilities Authority Series A (AGM Insured)	5.00	10-1-2042	1,000,000	1,071,362
				3,561,966
Water & sewer revenue: 1.66%
County of Manatee Public Utilities Revenue	4.00	10-1-2048	3,345,000	3,254,546
County of Miami-Dade Water & Sewer System Revenue	4.00	10-1-2046	8,100,000	7,867,143
County of Miami-Dade Water & Sewer System Revenue Series A	5.25	10-1-2054	4,715,000	5,112,964
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,770,406
JEA Water & Sewer System Revenue Series A	5.50	10-1-2054	10,000,000	11,034,267
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2048	2,605,000	2,776,664
Lakewood Ranch Stewardship District Utility Revenue System Acquisition Project (AGM Insured)	5.25	10-1-2053	4,000,000	4,264,009
North Sumter County Utility Dependent District	5.00	10-1-2049	3,250,000	3,316,932
North Sumter County Utility Dependent District (BAM Insured)	5.00	10-1-2044	7,000,000	7,323,287
Tampa Bay Water Series A	5.25	10-1-2054	70,000,000	76,875,519
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,684,452
				133,280,189
				628,987,178
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.44%
Education revenue: 0.16%
Development Authority of Cobb County Learning Center Foundation of Central Cobb, Inc. Series A	6.38%	7-1-2025	$1,705,000	$1,193,500
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	5.20	6-15-2033	850,000	867,216
Private Colleges & Universities Authority Emory University Series B	5.00	9-1-2048	4,000,000	4,181,392
Private Colleges & Universities Authority Mercer University	5.00	10-1-2040	5,000,000	5,027,684
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,490,000	1,448,001
				12,717,793
Health revenue: 0.14%
Brookhaven Development Authority Children’s Healthcare of Atlanta Obligated Group Series A	5.00	7-1-2038	1,500,000	1,586,664
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.23	4-1-2034	4,700,000	4,700,000
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2047	2,250,000	2,273,192
Glynn-Brunswick Memorial Hospital Authority Southeast Georgia Health System Obligated Group	5.00	8-1-2034	2,580,000	2,588,086
				11,147,942
Housing revenue: 0.15%
Georgia HFA Series A	4.60	12-1-2049	12,000,000	11,943,066
Industrial development revenue: 0.04%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	3,000,000	2,918,455
Tax revenue: 0.02%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	2,000,000	2,038,642
Utilities revenue: 1.93%
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2040	1,000,000	979,831
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	4.00	3-1-2041	1,000,000	966,525
Development Authority of Burke County Georgia Power Co. Series 1995	2.20	10-1-2032	1,500,000	1,235,221
Development Authority of Monroe County Georgia Power Co. Series 2øø	3.88	10-1-2048	3,000,000	3,019,252
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	8,500,000	8,560,370
Main Street Natural Gas, Inc. Series A	5.00	6-1-2030	1,000,000	1,047,009
Main Street Natural Gas, Inc. Series A	5.00	5-15-2032	3,745,000	3,867,121
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	16,000,000	16,746,115
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	17,200,000	18,232,817
Main Street Natural Gas, Inc. Series B	5.00	6-1-2027	1,700,000	1,746,898
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,900,000	3,008,686
The accompanying notes are an integral part of these financial statements.
16 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series B	5.00%	6-1-2029	$3,300,000	$3,437,954
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	9,215,000	9,695,770
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	30,000,000	29,654,247
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	14,500,000	15,204,178
Main Street Natural Gas, Inc. Series Eøø	5.00	5-1-2055	14,500,000	15,302,472
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	1,550,000	1,637,938
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2037	1,100,000	1,146,247
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2038	1,100,000	1,144,095
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.25	7-1-2064	8,000,000	8,442,582
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (BAM Insured)	5.00	1-1-2049	5,000,000	5,116,844
Municipal Electric Authority of Georgia Projects One Subordinated B Series A	4.00	1-1-2040	1,075,000	1,054,765
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	3,580,000	3,695,565
				154,942,502
				195,708,400
Guam: 0.09%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2035	530,000	560,936
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	1,000,000	1,058,468
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	750,000	789,582
Port Authority of Guam Series B AMT	5.00	7-1-2030	500,000	515,525
				2,924,511
Housing revenue: 0.00%
Guam Housing Corp. Series A (FHLMC Insured)	5.75	9-1-2031	45,000	45,291
Miscellaneous revenue: 0.03%
Territory of Guam Series F	4.00	1-1-2042	2,750,000	2,613,097
Water & sewer revenue: 0.02%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,643,217
				7,226,116
Hawaii: 0.34%
Airport revenue: 0.34%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2034	6,800,000	7,148,398
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2041	9,500,000	9,519,906
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	7,000,000	7,097,222
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2033	1,250,000	1,251,985
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2034	875,000	869,876
State of Hawaii Harbor System Revenue Series A AMT	4.00	7-1-2035	625,000	617,937
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
State of Hawaii Harbor System Revenue Series A AMT	4.00%	7-1-2036	$300,000	$294,982
State of Hawaii Harbor System Revenue Series C	4.00	7-1-2040	425,000	426,857
				27,227,163
Idaho: 0.07%
Education revenue: 0.07%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	485,000	485,402
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	1,365,000	1,366,237
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2030	980,000	960,575
Idaho Housing & Finance Association Liberty Charter School, Inc. Series A144A	4.00	6-1-2038	1,715,000	1,546,777
Idaho Housing & Finance Association North Star Charter School, Inc. Series A	6.75	7-1-2048	1,322,876	1,343,912
Idaho Housing & Finance Association North Star Charter School, Inc. Series B CAB144A¤	0.00	7-1-2049	1,276,564	232,181
				5,935,084
Illinois: 11.23%
Airport revenue: 0.66%
Chicago O’Hare International Airport AMT	5.00	1-1-2030	5,000,000	5,000,000
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2041	1,950,000	2,159,241
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.25	1-1-2043	1,660,000	1,825,475
Chicago O’Hare International Airport Series A	4.00	1-1-2035	7,500,000	7,617,263
Chicago O’Hare International Airport Series A	5.00	1-1-2034	5,000,000	5,368,888
Chicago O’Hare International Airport Series B	4.50	1-1-2056	10,000,000	10,009,791
Chicago O’Hare International Airport Series B	5.00	1-1-2039	10,250,000	10,460,603
Chicago O’Hare International Airport Series B	5.00	1-1-2053	7,500,000	7,711,897
Chicago O’Hare International Airport Series E (AGM Insured)	4.00	1-1-2039	1,500,000	1,484,092
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	1,000,000	1,013,009
				52,650,259
Education revenue: 0.35%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	1,250,000	1,107,756
Illinois Finance Authority Bradley University Series A	4.00	8-1-2043	750,000	676,035
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2039	1,180,000	1,273,465
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2042	1,835,000	1,941,625
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2044	1,200,000	1,259,872
Illinois Finance Authority Noble Network of Charter Schools	6.25	9-1-2039	7,955,000	7,963,805
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,729,545
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,559,246
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,737,447
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	2,385,000	2,583,557
The accompanying notes are an integral part of these financial statements.
18 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Southern Illinois University Series A (BAM Insured)	4.00%	4-1-2035	$500,000	$490,633
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2037	1,000,000	971,480
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	535,304
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2026	2,355,000	2,255,933
University of Illinois Auxiliary Facilities System Series A CAB (NPFGC Insured)¤	0.00	4-1-2027	2,435,000	2,252,646
				28,338,349
GO revenue: 3.58%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	10,000,000	10,734,673
Chicago Board of Education Series A	5.00	12-1-2035	6,630,000	6,761,993
Chicago Board of Education Series A	5.00	12-1-2036	6,000,000	6,102,024
Chicago Board of Education Series A	5.00	12-1-2040	2,000,000	2,013,343
Chicago Board of Education Series A	5.00	12-1-2042	6,555,000	6,469,180
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2025	3,380,000	3,258,525
Chicago Board of Education Series B-1 CAB (NPFGC Insured)¤	0.00	12-1-2026	4,245,000	3,930,318
Chicago Board of Education Series C	5.25	12-1-2039	9,000,000	8,883,239
Chicago Board of Education Series D	5.00	12-1-2046	15,000,000	14,638,439
Chicago Board of Education Series H	5.00	12-1-2036	5,905,000	5,943,124
Chicago Board of Education Series H	5.00	12-1-2046	4,000,000	3,914,085
Chicago Park District Series C (BAM Insured)	4.00	1-1-2041	4,025,000	3,914,348
Chicago Park District Series D (BAM Insured)	4.00	1-1-2034	4,555,000	4,599,324
Chicago Park District Series E	5.00	11-15-2028	1,655,000	1,694,107
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2025	9,935,000	9,935,000
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2030	5,995,000	4,917,611
City of Chicago Series A	5.00	1-1-2034	11,790,000	12,292,828
City of Chicago Series A	5.00	1-1-2043	4,000,000	4,077,527
City of Chicago Series A	5.00	1-1-2044	15,000,000	15,250,378
City of Chicago Series A	5.00	1-1-2045	24,000,000	24,335,760
City of Chicago Series A	5.25	1-1-2037	1,950,000	2,056,974
City of Chicago Series A	5.25	1-1-2045	5,475,000	5,641,658
City of Chicago Series A	5.50	1-1-2039	5,000,000	5,303,256
City of Chicago Series A	5.50	1-1-2040	1,000,000	1,056,796
City of Chicago Series A	5.50	1-1-2041	1,500,000	1,559,535
City of Chicago Series A	5.50	1-1-2043	1,500,000	1,552,464
City of Chicago Series B	4.00	1-1-2038	6,615,000	6,283,835
City of Chicago Series C CAB (AGM Insured)¤	0.00	1-1-2026	7,360,000	7,106,584
City of Peoria Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,130,178
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2035	1,370,000	1,492,645
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2036	1,150,000	1,248,680
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2037	1,250,000	1,351,589
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2038	1,000,000	1,077,289
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2040	3,500,000	3,725,008
Cook County Community College District No. 508 (BAM Insured)	5.00	12-1-2043	1,650,000	1,735,562
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00	1-1-2043	2,325,000	2,254,911
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Kane & DuPage Counties Community Unit School District No. 303 St. Charles	4.00%	7-1-2044	$6,050,000	$5,834,498
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AGM Insured)¤	0.00	2-1-2025	855,000	852,471
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AGM Insured)¤	0.00	2-1-2026	5,050,000	4,857,548
Kendall Kane & Will Counties Community Unit School District No. 308 CAB (AGM Insured)¤	0.00	2-1-2027	12,050,000	11,174,781
Madison Bond etc. Counties Community Unit School District No. 5 Highland Series B (AGM Insured)	5.50	2-1-2040	1,265,000	1,360,580
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	10,000,000	10,135,842
Metropolitan Water Reclamation District of Greater Chicago Series C	5.25	12-1-2032	1,565,000	1,792,502
Sangamon Logan & Menard Counties Community Unit School District No. 15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,371,687
State of Illinois	5.00	11-1-2027	1,175,000	1,206,207
State of Illinois	5.50	1-1-2030	2,900,000	3,188,584
State of Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	1,570,000	1,609,048
State of Illinois Series A	5.00	3-1-2046	2,500,000	2,595,890
State of Illinois Series A	5.50	3-1-2042	3,500,000	3,811,330
State of Illinois Series B	5.00	10-1-2028	2,750,000	2,912,974
State of Illinois Series B	5.50	5-1-2047	6,500,000	7,002,207
State of Illinois Series C	4.00	10-1-2038	4,820,000	4,754,477
State of Illinois Series C	5.00	11-1-2029	2,965,000	3,090,357
Village of Bolingbrook Series A	4.00	1-1-2030	3,420,000	3,344,263
Village of New Lenox	4.00	12-15-2041	4,275,000	4,194,046
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	7,000,000	6,745,754
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2032	400,000	303,628
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	2,830,000	2,053,663
Will County Community Unit School District No. 209-U Wilmington Series A (AGM Insured)	5.50	2-1-2041	3,660,000	3,929,469
				287,364,596
Health revenue: 1.69%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2040	8,600,000	8,273,307
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	7,450,000	7,023,792
Illinois Finance Authority Carle Foundation Obligated Group Series A	5.00	2-15-2045	25,000,000	25,131,125
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2049	5,000,000	5,000,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2057	12,155,000	12,155,000
The accompanying notes are an integral part of these financial statements.
20 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.70%	8-15-2057	$3,000,000	$3,000,000
Illinois Finance Authority Evangelical Retirement Homes of Greater Chicago Obligated Group	5.00	2-15-2022	1,680,000	218,400
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2040	4,900,000	3,055,243
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2039	2,250,000	2,246,828
Illinois Finance Authority Northwestern Memorial Healthcare Obligated Group Series A	4.00	7-15-2047	25,185,000	23,608,530
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	12,980,000	12,992,083
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	30,000,000	31,408,848
Illinois Finance Authority University of Illinois	4.00	10-1-2050	2,000,000	1,782,424
				135,895,580
Housing revenue: 1.15%
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	3.67	4-1-2045	2,700,000	2,700,000
Illinois Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	4.45	4-1-2043	3,000,000	2,991,196
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	2,500,000	2,379,157
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2026	12,245,000	11,473,139
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	12,085,000	10,348,111
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2029	24,950,000	20,986,937
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2030	25,700,000	20,862,759
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2031	10,060,000	8,001,254
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	12-15-2031	9,800,000	7,648,455
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	6-15-2053	3,000,000	3,112,097
Northern Illinois University (BAM Insured)	4.00	10-1-2037	1,650,000	1,629,486
				92,132,591
Miscellaneous revenue: 0.33%
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2044	4,000,000	4,155,830
Illinois Finance Authority Shedd Aquarium Society	5.00	6-1-2047	5,000,000	5,149,873
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2025	2,575,000	2,530,269
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	2,030,000	1,919,778
Illinois State University Capital Improvement Project COP (AGC Insured)	5.00	4-1-2050	12,240,000	12,769,002
				26,524,752
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 21

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.03%
Chicago Transit Authority Sales Tax Receipts Fund	5.00%	12-1-2046	$21,500,000	$21,765,991
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2045	2,440,000	2,507,193
Chicago Transit Authority Sales Tax Receipts Fund Series A (BAM Insured)	5.00	12-1-2046	10,000,000	10,526,965
City of Chicago Sales Tax Revenue	5.00	1-1-2027	3,000,000	3,000,000
City of Chicago Sales Tax Revenue	5.00	1-1-2029	1,500,000	1,500,000
County of Cook Sales Tax Revenue Series A	4.00	11-15-2041	2,000,000	1,973,291
County of Cook Sales Tax Revenue Series A	5.25	11-15-2045	5,000,000	5,366,103
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2025	3,745,000	3,747,298
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2026	4,775,000	4,788,910
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2027	8,845,000	8,893,070
Illinois Sports Facilities Authority (AGM Insured)	5.00	6-15-2028	4,030,000	4,051,902
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	13,190,000	13,261,742
Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	15,000,000	17,149,497
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,056,864
Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,780,060
Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	12,960,000	13,419,142
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	8,950,000	8,934,826
Sales Tax Securitization Corp. Series A	4.00	1-1-2048	5,430,000	4,984,132
Southwestern Illinois Development Authority	5.00	3-1-2025	85,000	83,649
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.00	6-15-2034	2,000,000	1,995,259
State of Illinois Sales Tax Revenue Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,929,482
State of Illinois Sales Tax Revenue Series C	5.00	6-15-2028	3,500,000	3,705,702
State of Illinois Sales Tax Revenue Series D	4.00	6-15-2030	12,000,000	12,008,494
				162,429,572
Transportation revenue: 0.69%
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.13	12-1-2043	20,000,000	19,776,568
Illinois State Toll Highway Authority Series A	4.00	1-1-2042	1,250,000	1,200,736
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	265,000	247,275
Illinois State Toll Highway Authority Series A	5.00	1-1-2038	5,000,000	5,589,629
Illinois State Toll Highway Authority Series A	5.00	1-1-2040	6,000,000	6,021,254
Illinois State Toll Highway Authority Series A	5.00	1-1-2046	15,245,000	16,258,362
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2025	2,960,000	2,967,494
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2027	3,400,000	3,528,831
				55,590,149
Utilities revenue: 0.31%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	6,000,000	6,006,415
Illinois Municipal Electric Agency Series A	5.00	2-1-2030	7,000,000	7,049,829
Illinois Municipal Electric Agency Series A	5.00	2-1-2031	8,000,000	8,051,443
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2033	3,430,000	3,436,968
				24,544,655
Water & sewer revenue: 0.44%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2058	5,000,000	5,330,728
The accompanying notes are an integral part of these financial statements.
22 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00%	1-1-2043	$2,000,000	$2,160,673
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2039	5,000,000	5,000,890
City of Chicago Waterworks Revenue (AGM Insured)	5.25	11-1-2032	3,250,000	3,415,668
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.25	11-1-2048	5,000,000	5,395,964
City of Chicago Waterworks Revenue Series A (AGM Insured)	5.50	11-1-2062	4,780,000	5,191,018
City of Chicago Waterworks Revenue Series B (AGM Insured)	4.00	11-1-2040	4,000,000	3,932,172
Illinois Finance Authority State of Illinois Water Revolving Fund - Clean Water Program	4.00	7-1-2038	5,000,000	5,001,391
				35,428,504
				900,899,007
Indiana: 1.50%
Airport revenue: 0.04%
Indianapolis Local Public Improvement Bond Bank Series I AMT	5.00	1-1-2030	3,000,000	3,002,567
Education revenue: 0.22%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	17,000,000	17,096,815
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	5.00	7-1-2040	350,000	351,000
				17,447,815
Health revenue: 0.29%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2033	12,885,000	13,001,181
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2036	5,000,000	5,016,564
Indiana Finance Authority Marion General Hospital, Inc. Obligated Group Series A	4.00	7-1-2045	2,560,000	2,361,773
Indiana Health Facility Financing Authority Ascension Health Credit Group Series 2001A-1	5.00	11-15-2034	2,750,000	2,781,499
				23,161,017
Housing revenue: 0.25%
Greater Clark Building Corp. Greater Clark County Schools	6.00	7-15-2038	5,000,000	5,813,413
Hobart Building Corp. School City	4.00	7-15-2035	2,295,000	2,318,612
IPS Multi-School Building Corp. Board of School Commissioners	5.00	7-15-2044	2,000,000	2,135,066
Northwestern School Building Corp.	4.00	1-15-2043	3,005,000	2,939,929
Northwestern School Building Corp.	6.00	7-15-2039	850,000	957,300
Tippecanoe County School Building Corp. Series B	6.00	7-15-2036	1,000,000	1,190,768
Tippecanoe County School Building Corp. Series B	6.00	7-15-2038	1,000,000	1,179,614
Tippecanoe County School Building Corp. Series B	6.00	7-15-2041	1,750,000	2,035,552
Tippecanoe County School Building Corp. Series B	6.00	1-15-2043	1,000,000	1,155,677
				19,725,931
Industrial development revenue: 0.07%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	6,000,000	6,077,365
Miscellaneous revenue: 0.29%
Carmel Local Public Improvement Bond Bank Series 2016	5.00	7-15-2031	6,000,000	6,145,160
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 23

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00%	6-1-2039	$10,535,000	$10,593,188
Indianapolis Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,977,463
Indianapolis Local Public Improvement Bond Bank Series B	5.25	2-1-2048	3,000,000	3,273,242
				22,989,053
Tax revenue: 0.05%
Indianapolis Local Public Improvement Bond Bank Courthouse & Jail Project Series A	5.00	2-1-2049	4,000,000	4,122,027
Utilities revenue: 0.14%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	3.00	11-1-2030	4,650,000	4,399,522
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	3,000,000	3,056,390
Indiana Finance Authority Ohio Valley Electric Corp. Series C	3.00	11-1-2030	4,000,000	3,784,535
				11,240,447
Water & sewer revenue: 0.15%
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2043	3,450,000	3,363,358
City of Fishers Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	3,069,428
Evansville Waterworks District Series A (BAM Insured)	5.00	7-1-2047	2,250,000	2,342,047
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,500,000	3,501,327
				12,276,160
				120,042,382
Iowa: 0.07%
GO revenue: 0.05%
City of Cedar Rapids Series A	4.00	6-1-2048	3,630,000	3,486,309
Housing revenue: 0.02%
City of Altoona Series C	5.00	6-1-2031	1,805,000	1,841,342
				5,327,651
Kansas: 0.23%
GO revenue: 0.07%
Johnson County Unified School District No. 512 Shawnee Mission Series A	4.00	10-1-2043	3,000,000	2,972,337
Wyandotte County Unified School District No. 203 Piper Series A (AGM Insured)	5.25	9-1-2052	2,500,000	2,658,590
				5,630,927
Tax revenue: 0.16%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	30,025,000	13,171,265
				18,802,192
Kentucky: 1.34%
Education revenue: 0.06%
County of Boyle Centre College of Kentucky Series A	5.25	6-1-2049	2,550,000	2,654,812
The accompanying notes are an integral part of these financial statements.
24 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Kentucky Bond Development Corp. Centre College	4.00%	6-1-2046	$800,000	$738,152
Kentucky Bond Development Corp. Centre College	4.00	6-1-2051	1,250,000	1,115,409
				4,508,373
Health revenue: 0.27%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,198,577
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2041	5,000,000	5,109,814
Kentucky EDFA Baptist Healthcare System Obligated Group Series B	5.00	8-15-2046	2,070,000	2,101,656
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2028	5,140,000	4,364,392
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2040	3,300,000	3,560,264
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2041	3,000,000	3,213,390
				21,548,093
Housing revenue: 0.18%
Fayette County School District Finance Corp. Series A	4.00	5-1-2038	5,600,000	5,557,650
Kentucky Bond Corp. Series D	4.50	2-1-2052	2,355,000	2,337,034
Kentucky State Property & Building Commission Project No. 124 Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,447,492
				14,342,176
Industrial development revenue: 0.05%
County of Trimble Kentucky Utilities Co. AMTøø	4.70	6-1-2054	4,000,000	4,062,319
Miscellaneous revenue: 0.03%
Kentucky State University COP (BAM Insured)	4.00	11-1-2046	640,000	616,063
Kentucky State University COP (BAM Insured)	4.00	11-1-2051	1,000,000	949,712
Kentucky State University COP (BAM Insured)	4.00	11-1-2056	1,000,000	944,688
				2,510,463
Transportation revenue: 0.11%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2030	2,000,000	1,536,725
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2031	2,780,000	1,991,508
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2032	2,500,000	1,674,527
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.40	7-1-2033	1,000,000	1,166,196
Kentucky Public Transportation Infrastructure Authority Series C CAB	6.45	7-1-2034	2,505,000	2,919,510
				9,288,466
Utilities revenue: 0.64%
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	27,475,000	27,487,669
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 25

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series A-1øø	5.25%	4-1-2054	$17,250,000	$18,570,239
Kentucky Public Energy Authority Series C-1øø	4.00	12-1-2049	5,385,000	5,387,483
				51,445,391
				107,705,281
Louisiana: 1.54%
Airport revenue: 0.23%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2036	1,750,000	1,823,546
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2037	1,750,000	1,821,198
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2038	1,500,000	1,558,479
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2040	3,000,000	3,000,000
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2034	4,500,000	4,500,000
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,145,000	1,150,916
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT (AGM Insured)	5.00	1-1-2033	3,000,000	3,000,000
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2040	2,000,000	2,070,702
				18,924,841
GO revenue: 0.02%
City of New Orleans Series A	5.00	12-1-2046	2,000,000	2,083,472
Industrial development revenue: 0.29%
Louisiana Offshore Terminal Authority Loop LLC Series 2013Cøø	4.20	9-1-2034	5,200,000	5,214,789
Louisiana Offshore Terminal Authority Loop LLC Series Aøø	4.20	9-1-2033	15,000,000	15,057,330
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	3,000,000	2,952,931
				23,225,050
Miscellaneous revenue: 0.02%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,645,000	1,518,715
Tax revenue: 0.47%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	10,000,000	10,742,267
Ernest N Morial New Orleans Exhibition Hall Authority	5.50	7-15-2053	5,000,000	5,453,034
Louisiana Stadium & Exposition District Series A	5.25	7-1-2053	20,000,000	21,267,054
				37,462,355
Transportation revenue: 0.28%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	11,020,000	11,649,428
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2059	10,000,000	10,532,106
				22,181,534
The accompanying notes are an integral part of these financial statements.
26 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.08%
City of Lafayette Utilities Revenue Electric Projects (AGC Insured)	5.00%	11-1-2049	$6,000,000	$6,451,342
Water & sewer revenue: 0.15%
City of New Orleans Sewerage Service Revenue Series B	4.00	6-1-2050	1,200,000	1,095,231
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2045	1,500,000	1,549,423
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2038	350,000	352,617
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2039	400,000	401,867
City of New Orleans Sewerage Service Revenue Series B (AGM Insured)	4.00	6-1-2040	350,000	350,941
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2036	730,000	730,510
City of Shreveport Water & Sewer Revenue Series B (AGM Insured)	4.00	12-1-2044	1,000,000	936,552
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	6,075,000	5,438,558
Greater Ouachita Water Co. (BAM Insured)	4.50	9-1-2053	1,150,000	1,130,938
				11,986,637
				123,833,946
Maine: 0.13%
Health revenue: 0.13%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2040	1,700,000	1,683,010
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	4.00	7-1-2045	4,500,000	4,266,252
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2028	1,445,000	1,501,852
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2029	1,535,000	1,629,543
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2046	500,000	480,690
Maine Health & Higher Educational Facilities Authority Series A (AGM Insured)	4.00	7-1-2050	1,000,000	946,083
				10,507,430
Maryland: 0.29%
Education revenue: 0.00%
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2027	145,000	145,044
Maryland Economic Development Corp. University Park Phase I & II at Salisbury University	5.00	6-1-2030	200,000	200,031
				345,075
Health revenue: 0.08%
County of Montgomery Trinity Health Corp. Obligated Group	4.00	12-1-2044	5,000,000	4,870,508
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2045	745,000	692,767
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2050	850,000	765,026
				6,328,301
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 27

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.14%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25%	11-1-2025	$8,000,000	$8,047,942
Maryland Stadium Authority Series A	5.00	9-1-2037	3,000,000	3,308,668
				11,356,610
Tax revenue: 0.03%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	2,500,000	2,127,130
Transportation revenue: 0.03%
Maryland State Transportation Authority Facilities Projects	4.00	7-1-2050	2,190,000	2,101,704
Water & sewer revenue: 0.01%
City of Baltimore Water Utility Fund Series A	4.00	7-1-2039	500,000	499,927
City of Baltimore Water Utility Fund Series A	4.00	7-1-2040	500,000	497,113
				997,040
				23,255,860
Massachusetts: 3.76%
Airport revenue: 0.10%
Massachusetts Port Authority Series A AMT	5.00	7-1-2039	4,005,000	4,243,237
Massachusetts Port Authority Series A AMT	5.00	7-1-2042	2,000,000	2,096,741
Massachusetts Port Authority Series E AMT	5.00	7-1-2046	1,975,000	2,040,360
				8,380,338
Education revenue: 0.23%
Collegiate Charter School of Lowell	5.00	6-15-2039	1,000,000	1,004,838
Collegiate Charter School of Lowell	5.00	6-15-2049	1,750,000	1,749,954
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2045	2,400,000	1,899,859
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2050	2,750,000	2,100,356
Massachusetts Development Finance Agency Northeastern University	5.00	10-1-2044	7,000,000	7,585,480
Massachusetts Development Finance Agency Suffolk University	4.00	7-1-2051	1,000,000	791,819
Massachusetts Educational Financing Authority Series B AMT	4.25	7-1-2032	1,800,000	1,780,650
University of Massachusetts Building Authority Series 1	5.00	11-1-2036	1,590,000	1,606,825
				18,519,781
GO revenue: 1.65%
City of Revere	4.00	8-1-2047	4,000,000	3,876,052
Commonwealth of Massachusetts	4.00	5-1-2045	20,000,000	19,605,432
Commonwealth of Massachusetts Series A	5.00	5-1-2053	13,000,000	13,804,361
Commonwealth of Massachusetts Series A	5.00	1-1-2054	23,000,000	24,488,914
Commonwealth of Massachusetts Series D	5.00	10-1-2053	10,000,000	10,644,470
Commonwealth of Massachusetts Series E	5.00	11-1-2050	15,540,000	16,281,917
Commonwealth of Massachusetts Series E	5.00	11-1-2052	5,000,000	5,299,946
Commonwealth of Massachusetts Series E	5.00	8-1-2053	6,000,000	6,417,038
Commonwealth of Massachusetts Series E	5.00	8-1-2054	7,935,000	8,475,638
Commonwealth of Massachusetts Series E	5.25	9-1-2048	1,765,000	1,848,240
Commonwealth of Massachusetts Series F	5.00	11-1-2041	5,000,000	5,171,768
The accompanying notes are an integral part of these financial statements.
28 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Town of Tyngsborough	4.00%	10-15-2048	$4,275,000	$4,174,792
Town of Tyngsborough	4.00	10-15-2051	5,170,000	5,014,553
Town of Wakefield	4.00	9-15-2054	3,000,000	2,932,871
Town of Watertown	4.00	6-15-2054	4,600,000	4,497,661
				132,533,653
Health revenue: 0.63%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	4,950,000	4,966,648
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	6,000,000	5,889,885
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	7,805,000	8,257,025
Massachusetts Development Finance Agency Dana-Farber Cancer Institute Obligated Group Series N	5.00	12-1-2046	3,000,000	3,045,331
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2040	1,000,000	994,186
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series A-2	4.00	7-1-2041	1,200,000	1,175,863
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	15,000,000	15,994,256
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series Q	5.00	7-1-2047	6,085,000	6,137,221
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	4.00	10-1-2045	3,835,000	3,643,071
Massachusetts HEFA Mass General Brigham, Inc. (TD Bank N.A. LOC)ø	3.65	7-1-2040	770,000	770,000
				50,873,486
Miscellaneous revenue: 0.13%
Massachusetts Bay Transportation Authority Assessment Revenue Series A-2	5.00	7-1-2052	9,450,000	10,053,213
Tax revenue: 0.78%
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2047	6,485,000	6,638,011
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2048	11,510,000	11,871,366
Commonwealth of Massachusetts Transportation Fund Revenue Series A	5.00	6-1-2049	16,500,000	17,124,845
Commonwealth of Massachusetts Transportation Fund Revenue Series B	5.00	6-1-2051	17,000,000	18,156,908
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1	4.00	7-1-2040	6,920,000	7,006,766
Massachusetts School Building Authority Series D	5.00	8-15-2037	2,000,000	2,016,127
				62,814,023
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 29

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.24%
Massachusetts Water Resources Authority Series B (AGM Insured)	5.25%	8-1-2038	$15,490,000	$18,876,517
				302,051,011
Michigan: 2.04%
Airport revenue: 0.11%
Wayne County Airport Authority Detroit Metropolitan Series B AMT	5.00	12-1-2041	1,145,000	1,190,485
Wayne County Airport Authority Detroit Metropolitan Series B (BAM Insured)	5.00	12-1-2046	1,400,000	1,446,298
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2029	6,000,000	6,055,664
				8,692,447
Education revenue: 0.08%
Michigan Finance Authority Bradford Academy	4.30	9-1-2030	830,000	774,331
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	1,205,000	1,034,114
Michigan Finance Authority Bradford Academy	5.00	9-1-2050	4,530,000	3,701,194
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	972,500	973,190
				6,482,829
GO revenue: 0.07%
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2049	2,250,000	2,403,001
Okemos Public Schools Series II (QSBLF Insured)	5.00	5-1-2054	3,000,000	3,199,760
				5,602,761
Health revenue: 0.25%
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2021	4.00	11-15-2045	750,000	635,494
Kentwood Economic Development Corp. Holland Home Obligated Group Series 2022	4.00	11-15-2031	920,000	892,951
Michigan Finance Authority Corewell Health Obligated Group Series A	5.00	11-1-2044	4,000,000	4,021,960
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	3,000,000	2,789,658
Michigan Finance Authority Sparrow Health Obligated Group	5.00	11-15-2045	3,600,000	3,623,118
Michigan Finance Authority Trinity Health Corp. Obligated Group Series 2016MI	5.00	12-1-2034	8,055,000	8,202,341
				20,165,522
Housing revenue: 0.30%
Michigan Municipal Bond Authority Series C (Ambac Insured)	4.75	5-1-2027	3,415,000	3,457,797
Michigan State Building Authority Series Iø	3.73	4-15-2059	5,000,000	5,000,000
Michigan State Building Authority Series I	5.00	4-15-2041	14,295,000	14,578,131
Michigan State Housing Development Authority Series D (TD Bank N.A. SPA)ø	3.65	6-1-2030	740,000	740,000
				23,775,928
Miscellaneous revenue: 0.48%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	6,000,000	5,670,507
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	7,000,000	7,003,543
The accompanying notes are an integral part of these financial statements.
30 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00%	7-1-2039	$7,895,000	$7,901,058
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	18,345,000	18,354,930
				38,930,038
Tax revenue: 0.21%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	17,000,000	16,885,444
Utilities revenue: 0.13%
Lansing Board of Water & Light Series A	5.25	7-1-2054	9,600,000	10,475,479
Water & sewer revenue: 0.41%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	8,500,000	8,650,716
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	11,000,000	11,072,818
Great Lakes Water Authority Water Supply System Revenue Series D (AGM Insured)	4.00	7-1-2033	11,000,000	11,082,953
Michigan Finance Authority Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2035	2,000,000	2,009,514
				32,816,001
				163,826,449
Minnesota: 0.50%
GO revenue: 0.12%
County of Hennepin Series A	5.00	12-1-2037	1,000,000	1,050,239
County of Hennepin Series B (TD Bank N.A. SPA)ø	3.57	12-1-2038	8,135,000	8,135,000
Shakopee Independent School District No. 720 Series A	4.00	2-1-2030	225,000	229,361
Shakopee Independent School District No. 720 Series A	4.00	2-1-2032	240,000	244,819
				9,659,419
Health revenue: 0.33%
City of Minneapolis Fairview Health Services Obligated Group Series A	4.00	11-15-2048	2,315,000	2,044,363
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	13,650,000	13,618,374
Minnesota Agricultural & Economic Development Board HealthPartners Obligated Group	5.25	1-1-2047	10,000,000	10,865,525
				26,528,262
Utilities revenue: 0.05%
City of Rochester Electric Utility Revenue Series A	5.00	12-1-2042	3,895,000	3,973,610
				40,161,291
Mississippi: 0.11%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AGM Insured)	5.00	9-1-2030	5,460,000	5,465,305
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 31

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.04%
State of Mississippi ABC Revenues	5.00%	10-1-2049	$3,000,000	$3,189,303
				8,654,608
Missouri: 0.56%
GO revenue: 0.11%
Liberty Public School District No. 53	4.00	3-1-2043	4,050,000	3,927,980
St. Louis School District	4.00	4-1-2030	4,840,000	4,895,672
				8,823,652
Miscellaneous revenue: 0.33%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2037	3,000,000	3,094,492
Kansas City IDA Airport Revenue Series B AMT (AGM Insured)	5.00	3-1-2049	23,075,000	23,416,688
				26,511,180
Water & sewer revenue: 0.12%
City of Kansas City Sanitary Sewer System Revenue Series A	4.00	1-1-2049	5,000,000	4,838,094
City of Kansas City Water Revenue Series A	5.00	12-1-2048	4,500,000	4,822,002
				9,660,096
				44,994,928
Nebraska: 0.34%
Health revenue: 0.01%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series A	4.00	11-15-2040	1,150,000	1,125,289
Utilities revenue: 0.33%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00	12-1-2049	19,810,000	19,831,642
Central Plains Energy Project No. 3 Series A	5.00	9-1-2033	6,000,000	6,378,721
				26,210,363
				27,335,652
Nevada: 1.70%
GO revenue: 1.51%
City of Henderson Series A-1	4.00	6-1-2045	4,610,000	4,545,309
City of Henderson Series B-1	4.00	6-1-2039	4,060,000	4,102,470
City of Henderson Series B-1	4.00	6-1-2040	3,340,000	3,363,497
City of Las Vegas Series A	4.00	2-1-2038	1,335,000	1,346,339
City of Reno Series A (AGM Insured)	5.00	6-1-2030	3,420,000	3,423,083
Clark County School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,645,224
Clark County School District Series A (AGM Insured)	4.00	6-15-2036	850,000	862,883
Clark County School District Series A (AGM Insured)	4.00	6-15-2037	900,000	912,861
Clark County School District Series A (AGM Insured)	4.00	6-15-2038	850,000	857,114
Clark County School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	1,003,602
Clark County School District Series A (AGM Insured)	5.00	6-15-2032	900,000	982,428
Clark County School District Series A (AGM Insured)	5.00	6-15-2033	825,000	898,796
Clark County School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,029,681
Clark County School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,080,814
County of Clark Series A	5.00	6-1-2043	9,360,000	9,673,434
The accompanying notes are an integral part of these financial statements.
32 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
County of Clark Series A	5.00%	5-1-2048	$50,215,000	$51,653,514
County of Clark Series C	4.00	7-1-2032	6,000,000	6,083,200
Las Vegas Valley Water District Series A	4.00	6-1-2034	4,600,000	4,763,451
Las Vegas Valley Water District Series D	4.00	6-1-2047	15,235,000	14,818,116
				121,045,816
Industrial development revenue: 0.02%
County of Clark Southern California Edison Co.	2.10	6-1-2031	1,250,000	1,092,633
Tax revenue: 0.17%
County of Clark Sales & Excise Tax Revenue Streets & Highway Project	4.00	7-1-2043	4,500,000	4,443,766
Las Vegas Convention & Visitors Authority Clark County Combined Room Tax Revenue Series B	4.00	7-1-2049	10,000,000	9,447,383
				13,891,149
				136,029,598
New Hampshire: 0.42%
Education revenue: 0.21%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	5.25	6-1-2051	10,000,000	10,680,783
New Hampshire Health & Education Facilities Authority Act University System (BAM Insured)	5.25	7-1-2048	5,860,000	6,328,177
				17,008,960
Health revenue: 0.10%
New Hampshire Health & Education Facilities Authority Act Concord Hospital Obligated Group	5.00	10-1-2047	5,000,000	5,074,318
New Hampshire Health & Education Facilities Authority Act Dartmouth-Hitchcock Obligated Group Series A	5.00	8-1-2036	2,660,000	2,747,146
				7,821,464
Housing revenue: 0.08%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	6,006,331	5,962,305
Resource recovery revenue: 0.03%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,560,000	2,611,294
				33,404,023
New Jersey: 1.91%
Airport revenue: 0.02%
South Jersey Port Corp. Series S-1	5.00	1-1-2039	1,350,000	1,362,406
Education revenue: 0.01%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2047	750,000	716,586
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 33

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.18%
City of Newark Series A	5.00%	7-15-2025	$5,000,000	$5,037,100
City of Newark Series A	5.00	7-15-2026	2,205,000	2,222,616
City of Newark Series A	5.00	7-15-2027	6,035,000	6,081,385
City of Newark Series B	5.00	7-15-2025	385,000	387,857
City of Newark Series B	5.00	7-15-2026	395,000	398,156
City of Newark Series B	5.00	7-15-2027	405,000	408,113
				14,535,227
Housing revenue: 1.15%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	12,335,000	13,048,148
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	2,620,000	2,501,906
New Jersey EDA Portal North Bridge Project Series A	5.00	11-1-2038	5,000,000	5,400,094
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	3,000,000	3,271,207
New Jersey Educational Facilities Authority	5.00	6-15-2025	5,830,000	5,846,053
New Jersey TTFA Series A¤	0.00	12-15-2026	1,150,000	1,078,338
New Jersey TTFA Series A¤	0.00	12-15-2028	10,100,000	8,834,026
New Jersey TTFA Series A¤	0.00	12-15-2029	11,875,000	10,008,240
New Jersey TTFA Series A¤	0.00	12-15-2030	8,000,000	6,482,858
New Jersey TTFA Series A¤	0.00	12-15-2031	4,500,000	3,504,857
New Jersey TTFA Series A CAB¤	0.00	12-15-2039	10,000,000	5,418,466
New Jersey TTFA Series AA	5.00	6-15-2038	2,000,000	2,170,825
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	1,000,561
New Jersey TTFA Series C	5.25	6-15-2032	8,000,000	8,005,344
New Jersey TTFA Series CC	5.25	6-15-2046	6,000,000	6,721,275
Union County Utilities Authority Covanta Union LLC Series A AMT	5.25	12-1-2031	9,210,000	9,221,771
				92,513,969
Industrial development revenue: 0.06%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	5,110,000	5,115,134
Miscellaneous revenue: 0.18%
New Jersey TTFA Series A	4.25	6-15-2040	4,375,000	4,415,148
Newark Housing Authority Port Authority of New York & New Jersey (NPFGC Insured)	5.00	1-1-2032	7,620,000	8,067,096
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.66	9-11-2025	2,000,000	2,000,000
				14,482,244
Tax revenue: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	3,195,006
Transportation revenue: 0.24%
New Jersey Turnpike Authority Series A	4.00	1-1-2042	16,405,000	16,425,158
South Jersey Transportation Authority Series A	5.00	11-1-2041	1,000,000	1,065,335
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,500,000	1,596,275
				19,086,768
The accompanying notes are an integral part of these financial statements.
34 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Jersey City Municipal Utilities Authority Water Fund Series C (AGM Insured)	5.00%	10-15-2049	$2,300,000	$2,493,635
				153,500,975
New Mexico: 0.20%
Industrial development revenue: 0.14%
City of Farmington Southern California Edison Co.	1.80	4-1-2029	5,000,000	4,520,140
City of Farmington Southern California Edison Co. Series B	1.80	4-1-2029	7,000,000	6,328,195
				10,848,335
Utilities revenue: 0.06%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	5,140,000	5,158,062
				16,006,397
New York: 12.07%
Airport revenue: 1.71%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	6,250,000	6,639,074
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,340,637
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2037	2,000,000	2,098,325
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2038	3,000,000	3,137,040
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	13,000,000	13,542,213
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2042	3,385,000	3,482,972
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2039	700,000	665,886
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	4.00	12-1-2040	900,000	848,240
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	1,000,000	1,047,488
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2037	700,000	723,068
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2035	2,475,000	2,639,484
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2036	1,750,000	1,861,819
New York Transportation Development Corp. JFK International Air Terminal LLC Series C	5.00	12-1-2037	1,750,000	1,857,279
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	17,000,000	17,948,345
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	3,000,000	3,146,961
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	18,000,000	18,868,970
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	6,500,000	6,952,785
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 35

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00%	6-30-2049	$5,000,000	$5,187,922
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.00	6-30-2054	5,000,000	5,156,631
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2041	3,250,000	3,250,057
Port Authority of New York & New Jersey Series 193rd AMT	5.00	10-15-2028	1,760,000	1,775,008
Port Authority of New York & New Jersey Series 205th	5.25	11-15-2039	16,580,000	17,373,976
Port Authority of New York & New Jersey Series 211	4.00	9-1-2043	7,000,000	6,967,337
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,056,764
Port Authority of New York & New Jersey Series 218 AMT	4.00	11-1-2041	2,275,000	2,194,046
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2045	5,000,000	4,691,767
				137,454,094
Education revenue: 0.75%
Babylon L D Corp. II Series A	6.65	2-1-2053	7,265,000	7,418,993
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	6.75	4-15-2043	2,000,000	2,253,665
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series B144A	6.75	4-15-2043	3,290,000	3,707,279
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2040	3,400,000	3,290,001
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2041	3,450,000	3,330,161
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2044	1,025,000	971,227
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	5,000,000	3,881,168
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	10,030,000	9,385,188
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	6,085,000	6,270,086
Monroe County Industrial Development Corp. University of Rochester Series A	5.00	7-1-2053	7,000,000	7,471,808
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,227,672
New York State Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	930,066
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	3,000,000	2,995,099
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2027	335,000	346,131
New York State Dormitory Authority Series A	5.00	7-1-2049	4,265,000	4,458,655
New York State Dormitory Authority St. John’s University Series A	4.00	7-1-2048	2,000,000	1,893,426
				59,830,625
GO revenue: 1.73%
City of New York Series 2ø	4.00	4-1-2042	10,375,000	10,375,000
City of New York Series A-1	5.25	9-1-2042	8,750,000	9,610,905
City of New York Series A-1	5.25	9-1-2043	21,165,000	23,153,640
City of New York Series A6 (JPMorgan Chase Bank N.A. SPA)ø	4.00	8-1-2044	3,190,000	3,190,000
City of New York Series B-1	5.00	10-1-2038	2,650,000	2,819,516
The accompanying notes are an integral part of these financial statements.
36 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of New York Series C	4.00%	8-1-2039	$3,000,000	$3,019,280
City of New York Series C	5.25	3-1-2053	37,500,000	40,691,974
City of New York Series D-1	5.25	5-1-2041	6,000,000	6,592,685
City of New York Series D-1	5.25	5-1-2042	1,000,000	1,094,666
City of New York Series E1	5.25	4-1-2047	10,000,000	10,845,376
City of New York Series E-1	5.00	3-1-2039	8,800,000	9,146,093
City of New York Series F-1	5.00	3-1-2043	4,000,000	4,251,602
City of New York Series F-1	5.00	3-1-2050	6,500,000	6,822,368
City of Yonkers Series C (AGM Insured)	5.00	3-15-2036	2,000,000	2,225,617
City of Yonkers Series C (AGM Insured)	5.00	3-15-2037	1,100,000	1,220,277
City of Yonkers Series C (AGM Insured)	5.00	3-15-2038	1,140,000	1,261,954
City of Yonkers Series F (BAM Insured)	5.00	11-15-2040	850,000	931,984
City of Yonkers Series F (BAM Insured)	5.00	11-15-2041	750,000	818,122
City of Yonkers Series F (BAM Insured)	5.00	11-15-2042	1,000,000	1,085,781
				139,156,840
Health revenue: 0.41%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	4.30	7-1-2048	9,925,000	9,925,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	9,615,000	9,356,972
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	9,965,000	9,658,085
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	9-1-2038	2,890,000	2,784,325
Westchester County Local Development Corp. Health Care Corp. Obligated Group (AGM Insured)	5.25	11-1-2034	1,000,000	1,123,530
				32,847,912
Housing revenue: 0.43%
New York City Transitional Finance Authority Building Aid Revenue Series S-2	5.00	7-15-2041	13,805,000	13,889,508
New York City Transitional Finance Authority Building Aid Revenue Series S-3A	4.00	7-15-2038	8,500,000	8,478,831
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,356
New York State Thruway Authority Personal Income Tax Revenue Series A-1	4.00	3-15-2044	5,000,000	4,849,539
Yonkers Industrial Development Agency New Community School Project	5.00	5-1-2047	5,000,000	5,285,247
Yonkers Industrial Development Agency New Community School Project	5.25	5-1-2051	1,600,000	1,711,939
				34,220,420
Industrial development revenue: 0.56%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	922,171
New York Transportation Development Corp. American Airlines, Inc. AMT	3.00	8-1-2031	2,000,000	1,863,856
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2032	12,000,000	12,313,252
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 37

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue(continued)
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00%	1-1-2034	$5,005,000	$5,120,380
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	20,000,000	20,741,626
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	3,000,000	3,067,613
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2046	1,515,000	1,326,233
				45,355,131
Miscellaneous revenue: 0.62%
Hudson Yards Infrastructure Corp. Series A (AGM Insured)	4.00	2-15-2047	8,000,000	7,857,528
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2031	1,000,000	1,095,466
New York Liberty Development Corp. Port Authority of New York & New Jersey Series 1	4.00	2-15-2043	4,500,000	4,371,379
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,841,298
New York State Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,053,125
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	3,000,000	3,114,308
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A	5.00	5-15-2047	15,000,000	15,925,066
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-1	4.00	5-15-2046	1,250,000	1,207,479
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	5-15-2047	8,000,000	8,494,396
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C-1A	4.00	5-15-2042	2,250,000	2,213,514
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	2,650,000	2,391,675
				49,565,234
Tax revenue: 3.37%
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2041	3,750,000	3,994,724
Empire State Development Corp. Personal Income Tax Revenue Series A	5.00	3-15-2042	4,075,000	4,325,608
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	8,045,000	8,044,970
Empire State Development Corp. Personal Income Tax Revenue Series C	5.00	3-15-2047	8,000,000	8,377,324
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	8,040,000	7,865,604
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2046	5,670,000	5,496,583
New York City Transitional Finance Authority Building Aid Revenue Series S-1	5.00	7-15-2040	3,155,000	3,160,657
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00	8-1-2041	1,900,000	1,875,906
New York City Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	5-1-2038	5,000,000	5,276,903
The accompanying notes are an integral part of these financial statements.
38 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-2	5.00%	8-1-2037	$12,140,000	$12,575,733
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2041	5,580,000	5,507,642
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	11-1-2041	5,000,000	4,948,083
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	10,000,000	9,779,121
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2043	2,335,000	2,279,215
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-3	4.00	5-1-2044	10,710,000	10,412,784
New York City Transitional Finance Authority Future Tax Secured Revenue Series D-1	5.50	11-1-2045	21,670,000	24,084,924
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2038	4,000,000	4,053,437
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	5-1-2042	2,390,000	2,452,750
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2044	5,770,000	6,510,827
New York City Transitional Finance Authority Future Tax Secured Revenue Series B	5.50	5-1-2047	7,040,000	7,849,834
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2050	11,750,000	12,626,656
New York City Transitional Finance Authority Future Tax Secured Revenue Series D	5.00	5-1-2049	3,900,000	4,196,648
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-1	5.00	2-1-2049	7,695,000	8,243,475
New York State Dormitory Authority Personal Income Tax Revenue Series A	4.00	3-15-2047	2,275,000	2,201,955
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	2-15-2034	3,790,000	3,878,379
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	6,750,000	7,062,847
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.25	3-15-2052	4,500,000	4,898,188
New York State Dormitory Authority Personal Income Tax Revenue Series B	5.00	2-15-2045	7,330,000	7,345,992
New York State Dormitory Authority Personal Income Tax Revenue Series D	4.00	2-15-2039	5,000,000	5,033,365
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.00	2-15-2048	12,500,000	13,034,285
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	6,000,000	5,961,898
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2044	2,700,000	2,650,110
New York State Dormitory Authority Personal Income Tax Revenue Series E	5.00	2-15-2044	9,600,000	9,610,001
New York State Dormitory Authority Sales Tax Revenue Series A	5.00	3-15-2054	5,000,000	5,356,470
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 39

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
New York State Dormitory Authority Sales Tax Revenue Series A	5.00%	3-15-2056	$18,000,000	$19,253,531
New York State Thruway Authority Personal Income Tax Revenue Series A	5.00	3-15-2048	10,000,000	10,635,892
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2059	5,075,000	5,516,294
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-1	5.25	5-15-2064	4,000,000	4,331,646
				270,710,261
Transportation revenue: 0.79%
Metropolitan Transportation Authority Series A	5.25	11-15-2049	10,000,000	10,730,346
Metropolitan Transportation Authority Series A2	5.00	11-15-2027	12,640,000	13,200,317
Metropolitan Transportation Authority Series C	5.00	11-15-2040	3,425,000	3,588,692
Metropolitan Transportation Authority Series C (AGM Insured)	5.00	11-15-2041	9,700,000	10,195,073
Metropolitan Transportation Authority Series C (BAM Insured)	5.00	11-15-2042	3,005,000	3,150,039
Metropolitan Transportation Authority Series C-1	5.00	11-15-2035	2,000,000	2,020,491
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2044	3,975,000	4,116,786
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2047	4,000,000	4,256,596
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2049	7,750,000	8,100,569
Triborough Bridge & Tunnel Authority Series A	5.50	11-15-2057	4,000,000	4,361,649
				63,720,558
Utilities revenue: 0.27%
New York Power Authority Series A	4.00	11-15-2045	10,000,000	9,778,526
New York Power Authority Series A	4.00	11-15-2054	5,000,000	4,739,529
Utility Debt Securitization Authority	5.00	12-15-2037	3,780,000	3,821,895
Utility Debt Securitization Authority	5.00	12-15-2040	2,870,000	2,981,545
				21,321,495
Water & sewer revenue: 1.43%
New York City Municipal Water Finance Authority Series BB-1	5.25	6-15-2054	7,000,000	7,608,305
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.00	6-15-2051	2,000,000	2,153,057
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.25	6-15-2053	5,000,000	5,476,911
New York City Municipal Water Finance Authority Water & Sewer System Series AA-1	5.25	6-15-2052	5,250,000	5,672,412
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.00	6-15-2049	12,240,000	12,816,437
New York City Municipal Water Finance Authority Water & Sewer System Series CC-1	5.25	6-15-2054	11,005,000	12,005,241
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.25	6-15-2047	24,940,000	26,484,102
New York City Municipal Water Finance Authority Water & Sewer System Series DD1	5.00	6-15-2048	3,000,000	3,086,438
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2045	26,855,000	26,982,631
New York State Environmental Facilities Corp. Revolving Fund Series B	5.00	6-15-2048	10,035,000	10,350,872
The accompanying notes are an integral part of these financial statements.
40 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Western Nassau County Water Authority Series A	4.00%	4-1-2046	$1,100,000	$1,065,031
Western Nassau County Water Authority Series A	4.00	4-1-2051	1,000,000	956,813
				114,658,250
				968,840,820
North Carolina: 0.66%
Airport revenue: 0.05%
Raleigh Durham Airport Authority Series A AMT	5.00	5-1-2035	3,400,000	3,582,715
Education revenue: 0.03%
North Carolina Capital Facilities Finance Agency Meredith College	5.00	6-1-2038	500,000	480,007
North Carolina Capital Facilities Finance Agency Wake Forest University	5.00	1-1-2033	1,000,000	1,022,878
University of North Carolina at Asheville	5.00	6-1-2042	625,000	632,773
				2,135,658
Health revenue: 0.11%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series A	5.00	1-15-2036	500,000	526,757
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	2,500,000	2,636,659
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Obligated Group	5.00	11-1-2031	1,500,000	1,524,432
North Carolina Medical Care Commission FirstHealth of the Carolinas, Inc. Series D (Truist Bank LOC)ø	3.95	10-1-2032	1,640,000	1,640,000
North Carolina Medical Care Commission Forest at Duke, Inc. Obligated Group	4.00	9-1-2051	1,100,000	915,108
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	1,500,000	1,493,643
				8,736,599
Housing revenue: 0.05%
North Carolina Capital Facilities Finance Agency NCA&T University Foundation LLC Series A (AGC Insured)	5.00	6-1-2027	1,000,000	1,006,130
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	2,250,000	2,260,621
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.55	7-1-2044	1,000,000	997,965
				4,264,716
Miscellaneous revenue: 0.01%
City of Charlotte Series C COP	5.00	6-1-2030	1,000,000	1,001,221
Resource recovery revenue: 0.12%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.80	6-1-2038	10,000,000	10,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 41

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.16%
North Carolina Department of Transportation I-77 Mobility Partners LLC AMT	5.00%	6-30-2028	$1,275,000	$1,280,182
North Carolina Turnpike Authority (AGM Insured)	5.00	1-1-2049	4,500,000	4,639,587
North Carolina Turnpike Authority Series A	5.00	7-1-2042	500,000	505,459
North Carolina Turnpike Authority Series A (AGM Insured)	5.00	1-1-2054	6,000,000	6,342,204
				12,767,432
Water & sewer revenue: 0.13%
City of Mebane Combined Utilities Revenue	4.00	8-1-2049	2,675,000	2,552,524
Town of Fuquay-Varina Combined Utilities Revenue Series A	4.00	2-1-2049	8,000,000	7,814,025
				10,366,549
				52,854,890
North Dakota: 0.16%
Miscellaneous revenue: 0.11%
University of North Dakota Series A COP	5.00	4-1-2057	9,000,000	9,179,925
Water & sewer revenue: 0.05%
North Dakota PFA Series A	5.00	10-1-2038	3,780,000	3,982,451
				13,162,376
Ohio: 1.60%
Education revenue: 0.06%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2035	650,000	602,435
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2040	720,000	630,402
Ohio Higher Educational Facility Commission Kenyon College	5.00	7-1-2037	3,100,000	3,418,015
				4,650,852
GO revenue: 0.05%
State of Ohio Series A	5.00	2-1-2036	4,265,000	4,337,508
Health revenue: 0.79%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	4,830,000	4,580,439
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2047	3,000,000	2,650,379
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2047	5,205,000	5,067,494
County of Franklin OhioHealth Obligated Group Series A	4.00	5-15-2047	1,000,000	943,641
County of Franklin Trinity Health Corp. Obligated Group Series A	4.00	12-1-2044	3,450,000	3,324,503
County of Franklin Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	5,000,000	5,080,877
County of Hamilton Cincinnati Children’s Hospital Medical Center Obligated Group Series CC	5.00	11-15-2041	2,250,000	2,572,133
County of Hamilton UC Health Obligated Group	5.00	9-15-2045	7,500,000	7,539,065
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	4,250,000	4,288,739
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	3,000,000	2,829,711
The accompanying notes are an integral part of these financial statements.
42 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
State of Ohio Children’s Hospital Medical Center of Akron Obligated Group Series A	5.25%	8-15-2048	$5,000,000	$5,429,956
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	3.00	1-15-2049	16,500,000	16,500,000
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0507 (Royal Bank of Canada LIQ)144Aø	3.65	11-15-2041	2,800,000	2,800,000
				63,606,937
Housing revenue: 0.37%
Ohio Water Development Authority	5.00	12-1-2035	5,390,000	5,546,882
Ohio Water Development Authority	5.00	12-1-2036	2,000,000	2,056,341
RiverSouth Authority Series A	5.75	12-1-2027	1,570,000	1,570,316
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2026	2,030,000	2,039,689
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2028	1,610,000	1,618,357
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2030	2,250,000	2,261,130
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2035	12,000,000	12,057,022
State of Ohio Department of Transportation AMT (AGM Insured)	5.00	12-31-2039	2,500,000	2,509,932
				29,659,669
Tax revenue: 0.06%
County of Franklin Sales Tax Revenue	5.00	6-1-2048	5,000,000	5,165,477
Tobacco revenue: 0.01%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	6,000,000	541,408
Transportation revenue: 0.02%
Summit County Development Finance Authority University of Akron Parking Project	5.50	12-1-2043	1,700,000	1,821,765
Utilities revenue: 0.03%
Ohio Air Quality Development Authority Duke Energy Corp. Series A AMTøø	4.25	11-1-2039	2,000,000	2,016,790
Water & sewer revenue: 0.21%
Ohio Water Development Authority Water Pollution Control Loan Fund Series C (TD Bank N.A. LIQ)ø	3.80	12-1-2054	16,500,000	16,500,000
				128,300,406
Oklahoma: 0.76%
Airport revenue: 0.36%
Oklahoma City Airport Trust AMT	5.00	7-1-2043	9,000,000	9,131,548
Oklahoma City Airport Trust AMT	5.00	7-1-2047	11,500,000	11,623,401
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.00	6-1-2043	4,485,000	4,548,938
Tulsa Airports Improvement Trust Series A AMT (AGM Insured)	5.25	6-1-2048	3,770,000	3,858,912
				29,162,799
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 43

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.01%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	6.00%	6-15-2044	$1,000,000	$1,023,906
Health revenue: 0.09%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2032	2,365,000	2,378,888
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	4.24	8-15-2031	3,000,000	3,000,000
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Cø	4.00	8-15-2031	1,385,000	1,385,000
				6,763,888
Housing revenue: 0.29%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2030	2,000,000	2,041,355
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2031	1,145,000	1,168,862
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	4,440,000	4,416,275
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2031	5,520,000	5,475,520
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2032	4,000,000	3,947,565
Oklahoma Development Finance Authority State University Series A	5.25	6-1-2037	4,535,000	5,022,091
Pontotoc County Educational Facilities Authority Independent School District No. 19 Ada	4.00	9-1-2040	1,000,000	942,867
				23,014,535
Transportation revenue: 0.01%
Oklahoma Turnpike Authority Series A	5.00	1-1-2042	1,000,000	1,012,079
				60,977,207
Oregon: 1.76%
Airport revenue: 1.25%
Port of Portland Airport Revenue Series 24B AMT	5.00	7-1-2034	1,905,000	1,942,176
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2049	48,000,000	51,049,411
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	45,000,000	47,616,534
				100,608,121
GO revenue: 0.03%
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2044	2,500,000	1,030,536
Washington County School District No. 13 Banks Series A CAB¤	0.00	6-15-2051	5,000,000	1,376,028
				2,406,564
Health revenue: 0.39%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	4,500,000	4,725,147
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.13	11-15-2040	500,000	502,178
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.25	11-15-2050	500,000	489,714
The accompanying notes are an integral part of these financial statements.
44 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Clackamas County Hospital Facility Authority Rose Villa, Inc. Obligated Group Series A	5.38%	11-15-2055	$1,000,000	$981,751
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A	5.00	8-15-2045	4,390,000	4,551,934
Medford Hospital Facilities Authority Asante Health System Obligated Group Series A (AGM Insured)	4.00	8-15-2045	13,650,000	13,036,412
Oregon Health & Science University Obligated Group Series A	4.00	7-1-2044	2,000,000	1,957,641
Salem Hospital Facility Authority Health Obligated Group Series A	5.00	5-15-2046	5,000,000	5,045,473
				31,290,250
Utilities revenue: 0.09%
City of Eugene Electric Utility System Revenue	5.00	8-1-2049	4,500,000	4,835,245
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2045	1,260,000	1,232,556
City of Eugene Electric Utility System Revenue Series A	4.00	8-1-2049	800,000	767,062
				6,834,863
				141,139,798
Pennsylvania: 5.99%
Airport revenue: 0.46%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2036	10,000,000	10,495,654
Allegheny County Airport Authority Series A AMT (AGM Insured)	4.00	1-1-2046	2,000,000	1,870,586
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2029	1,000,000	1,027,232
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2031	750,000	768,705
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	7,860,000	7,953,765
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2047	9,950,000	10,032,636
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2037	1,695,000	1,674,252
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2038	1,260,000	1,236,666
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2039	1,830,000	1,786,608
				36,846,104
Education revenue: 0.26%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	1,690,000	1,720,108
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2045	2,500,000	2,453,294
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	967,102
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,627,416
Pennsylvania EDFA Villanova University	4.00	8-1-2054	2,410,000	2,335,684
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,078,526
Philadelphia IDA Frankford Valley Foundation for Literacy144A	5.00	6-15-2043	2,500,000	2,507,409
Philadelphia IDA St. Joseph’s University Series C	4.00	11-1-2038	1,000,000	985,682
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	1,250,000	1,269,370
State Public School Building Authority Community College Of Philadelphia Series A (BAM Insured)	5.00	6-15-2026	2,000,000	2,012,701
				20,957,292
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 45

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.50%
Cumberland Valley School District Series A (AGM Insured)	5.00%	11-15-2044	$1,275,000	$1,356,025
Cumberland Valley School District Series A (AGM Insured)	5.00	11-15-2047	3,600,000	3,808,543
Interboro School District (AGM Insured)	5.50	8-15-2063	1,580,000	1,717,467
North Pocono School District Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,223,940
North Pocono School District Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,788,667
School District of Philadelphia Series A	4.00	9-1-2037	2,365,000	2,378,283
School District of Philadelphia Series A	4.00	9-1-2038	1,700,000	1,705,479
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	5,500,000	5,455,229
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	7,000,000	6,913,692
School District of Philadelphia Series F	5.00	9-1-2035	3,820,000	3,882,985
West Mifflin School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,184,277
West Mifflin School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,224,043
West Mifflin School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,030,663
Williamsport Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,440,034
Williamsport Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,490,001
Williamsport Area School District (AGM Insured)	4.00	3-1-2034	1,555,000	1,554,955
Williamsport Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,201,539
				40,355,822
Health revenue: 1.73%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	5.00	4-1-2047	5,000,000	5,041,443
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.32	11-15-2047	10,000,000	9,914,607
Allegheny County Hospital Development Authority UPMC Obligated Group Series A	4.00	7-15-2039	2,250,000	2,201,745
Chester County Health & Education Facilities Authority Main Line Health System, Inc. Obligated Group Series A	4.00	9-1-2050	3,500,000	3,267,872
Geisinger Authority Health System Obligated Group Series A-1	4.00	2-15-2047	22,000,000	21,108,903
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	4,175,000	4,464,765
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	10,000,000	10,103,295
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2044	1,200,000	1,245,418
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2035	2,750,000	2,727,451
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	4.00	9-1-2038	1,000,000	978,727
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group	5.00	9-1-2031	4,100,000	4,336,257
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2043	3,085,000	3,149,835
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.00	8-15-2049	6,000,000	6,374,014
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AGM Insured)	5.25	8-15-2053	10,000,000	10,912,006
The accompanying notes are an integral part of these financial statements.
46 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25%	7-1-2049	$1,250,000	$1,306,834
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,500,000	1,577,935
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	2-15-2042	6,000,000	5,793,028
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	4,000,000	3,789,321
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-1-2030	8,995,000	9,000,343
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2036	1,000,000	1,090,510
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2038	2,150,000	2,322,522
Pennsylvania EDFA UPMC Obligated Group Series A	5.00	2-15-2039	3,500,000	3,765,101
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	6,500,000	6,092,514
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	7,000,000	7,225,742
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2042	3,000,000	3,076,988
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.64	1-1-2038	2,270,000	2,270,000
Pennsylvania Higher Educational Facilities Authority Thomas Jefferson University Obligated Group Series A	5.00	9-1-2045	2,640,000	2,646,640
Quakertown General Authority LifeQuest Obligated Group Series C	4.50	7-1-2027	465,000	454,452
Quakertown General Authority LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	948,907
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	625,000	587,121
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	700,000	725,461
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2030	550,000	572,257
				139,072,014
Housing revenue: 0.89%
Chester County School Authority Intermediate Unit (BAM Insured)	5.00	4-1-2041	1,745,000	1,837,818
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2030	600,000	609,097
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	16,375,000	16,578,156
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	6,000,000	6,436,240
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	6.00	6-30-2061	2,500,000	2,723,125
Pennsylvania Housing Finance Agency	4.45	10-1-2044	3,000,000	2,973,428
Pennsylvania Housing Finance Agency Series 142-A	5.00	10-1-2043	5,900,000	6,068,404
Pennsylvania Housing Finance Agency Series 142-A	5.50	10-1-2053	2,890,000	3,037,231
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2034	1,915,000	1,957,634
State Public School Building Authority School District of Philadelphia Series A	5.00	6-1-2035	16,715,000	17,053,031
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2030	3,800,000	3,909,394
State Public School Building Authority School District of Philadelphia Series A (AGM Insured)	5.00	6-1-2031	5,000,000	5,139,263
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2030	1,065,000	1,087,224
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 47

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Waverly Township Municipal Authority (BAM Insured)	4.00%	2-15-2031	$1,110,000	$1,137,315
Waverly Township Municipal Authority (BAM Insured)	4.00	2-15-2032	1,155,000	1,184,014
				71,731,374
Miscellaneous revenue: 0.07%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,467,413
Pennsylvania Finance Authority Hills Project Series B (NPFGC Insured)¤	0.00	12-1-2025	1,060,000	1,025,392
				5,492,805
Resource recovery revenue: 0.18%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	14,000,000	14,000,000
Tax revenue: 0.08%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2036	750,000	797,262
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	2,000,000	2,077,856
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	3,000,000	3,239,748
				6,114,866
Tobacco revenue: 0.15%
Commonwealth Financing Authority (AGM Insured)	4.00	6-1-2039	12,000,000	11,939,396
Transportation revenue: 1.42%
Delaware River Port Authority	5.00	1-1-2040	17,000,000	17,016,550
Pennsylvania EDFA Series A (AGM Insured)	4.13	1-1-2044	1,140,000	1,113,802
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2032	2,110,000	2,321,608
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2033	2,455,000	2,658,026
Pennsylvania EDFA Series A (AGM Insured)	5.00	1-1-2039	1,500,000	1,586,436
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	6,000,000	6,253,317
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.25	12-1-2048	5,145,000	5,367,347
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2040	1,000,000	1,102,007
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2041	3,000,000	3,301,620
Pennsylvania Turnpike Commission Series 2nd	5.00	12-1-2035	9,900,000	10,259,022
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	8,905,000	9,344,813
Pennsylvania Turnpike Commission Series A (AGM Insured)	4.00	12-1-2049	8,095,000	7,760,061
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2041	9,345,000	9,447,329
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,793,700
Pennsylvania Turnpike Commission Series B	4.00	12-1-2046	3,000,000	2,882,278
Pennsylvania Turnpike Commission Series B	5.25	12-1-2052	8,250,000	8,905,973
Pennsylvania Turnpike Commission Series B-1	5.00	6-1-2028	1,450,000	1,509,939
Pennsylvania Turnpike Commission Series B-1	5.25	6-1-2047	9,960,000	10,224,157
Pennsylvania Turnpike Commission Series B-2	5.00	6-1-2027	1,260,000	1,317,004
The accompanying notes are an integral part of these financial statements.
48 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series B-2	5.00%	6-1-2031	$5,000,000	$5,206,815
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,388,515
				113,760,319
Utilities revenue: 0.06%
Philadelphia Gas Works Co. Series A (AGM Insured)	4.00	8-1-2045	5,000,000	4,843,979
Water & sewer revenue: 0.19%
City of Philadelphia Water & Wastewater Revenue Series B	5.00	7-1-2033	8,000,000	8,052,977
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	2,200,000	2,381,809
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	5,500,000	4,939,415
				15,374,201
				480,488,172
Rhode Island: 0.29%
Airport revenue: 0.03%
Rhode Island Commerce Corp. Airport Corp.	5.00	7-1-2031	2,115,000	2,214,923
Education revenue: 0.03%
Rhode Island Health & Educational Building Corp. Providence College Series A	5.00	11-1-2046	1,855,000	1,951,071
Housing revenue: 0.01%
Providence Public Building Authority Series A (AGC Insured)	5.25	9-15-2044	1,000,000	1,094,292
Miscellaneous revenue: 0.09%
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2042	2,000,000	2,203,578
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2043	2,335,000	2,562,395
Rhode Island Health & Educational Building Corp. City of Providence Series G (BAM Insured)	5.25	5-15-2044	2,100,000	2,297,178
				7,063,151
Tax revenue: 0.13%
Rhode Island Turnpike & Bridge Authority Series A	5.00	10-1-2040	10,640,000	10,767,576
				23,091,013
South Carolina: 1.27%
Education revenue: 0.10%
University of South Carolina Series A	5.00	5-1-2043	8,155,000	8,331,653
Health revenue: 0.08%
South Carolina Jobs-EDA Novant Health Obligated Group Series A	5.50	11-1-2046	6,000,000	6,660,887
Housing revenue: 0.00%
Tender Option Bond Trust Receipts/Certificates Series 2023- XF3079 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.94	7-1-2028	236,000	236,000
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 49

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.01%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00%	12-6-2029	$370,000	$296,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.00	2-1-2035	1,880,000	94,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	2,750,000	137,500
				527,500
Utilities revenue: 1.08%
Patriots Energy Group Financing Agency Series A1øø	5.25	10-1-2054	2,000,000	2,153,297
Patriots Energy Group Financing Agency Series B-1øø	5.25	2-1-2054	10,000,000	10,690,457
South Carolina Public Service Authority Series A	4.00	12-1-2040	1,500,000	1,477,364
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2049	17,500,000	18,547,176
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2054	18,000,000	18,946,499
South Carolina Public Service Authority Series E	5.75	12-1-2047	31,250,000	34,650,409
				86,465,202
				102,221,242
South Dakota: 0.40%
GO revenue: 0.08%
County of Lincoln COP	5.00	12-1-2048	6,000,000	6,273,781
Health revenue: 0.26%
South Dakota HEFA Avera Health Obligated Group	5.00	7-1-2046	10,000,000	10,112,967
South Dakota HEFA Avera Health Obligated Group Series A	5.25	7-1-2054	10,000,000	10,830,706
				20,943,673
Housing revenue: 0.06%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,004,023
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,572,373
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,045,498
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,292,059
				4,913,953
				32,131,407
Tennessee: 1.80%
Airport revenue: 0.33%
Metropolitan Knoxville Airport Authority Series A	5.25	6-1-2049	4,250,000	4,630,646
Metropolitan Nashville Airport Authority Series B AMT	5.25	7-1-2047	15,750,000	16,634,277
Metropolitan Nashville Airport Authority Series B AMT	5.50	7-1-2052	5,000,000	5,329,640
				26,594,563
Education revenue: 0.04%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University	4.00	10-1-2054	3,000,000	2,903,682
The accompanying notes are an integral part of these financial statements.
50 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.20%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25%	12-1-2049	$8,500,000	$9,066,009
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2046	4,000,000	4,035,663
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Vanderbilt University Medical Center Obligated Group Series A	5.00	7-1-2048	2,750,000	2,784,298
				15,885,970
Miscellaneous revenue: 0.11%
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series A (AGM Insured)	5.25	7-1-2048	4,000,000	4,338,276
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2041	2,015,000	2,183,613
Metropolitan Government Nashville & Davidson County Sports Authority Stadium Project Series B (AGM Insured)	5.00	7-1-2043	2,515,000	2,702,754
				9,224,643
Utilities revenue: 1.12%
Tender Option Bond Trust Receipts/Certificates Series 2022- XM1024 (Morgan Stanley Bank LIQ)144Aø	3.76	5-1-2052	7,500,000	7,500,000
Tennergy Corp. Series Aøø	4.00	12-1-2051	29,050,000	29,090,499
Tennergy Corp. Series Aøø	5.50	10-1-2053	10,000,000	10,678,101
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	25,000,000	25,063,128
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	13,000,000	13,400,539
Tennessee Energy Acquisition Corp. Series Aøø	5.00	5-1-2052	2,640,000	2,790,486
Tennessee Energy Acquisition Corp. Series A	5.25	9-1-2026	1,100,000	1,115,568
				89,638,321
				144,247,179
Texas: 10.03%
Airport revenue: 0.38%
City of Austin Airport System Revenue AMT	5.00	11-15-2039	8,000,000	8,010,348
City of Austin Airport System Revenue AMT	5.00	11-15-2040	3,000,000	3,146,952
City of Austin Airport System Revenue AMT	5.00	11-15-2044	3,500,000	3,500,922
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2041	4,750,000	4,835,534
Dallas Fort Worth International Airport Series B	5.00	11-1-2050	8,000,000	8,438,833
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,507,460
				30,440,049
Education revenue: 0.75%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,000,000	999,962
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.88	6-15-2059	1,000,000	962,070
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.00	6-15-2064	1,200,000	1,167,744
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 51

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00%	2-15-2042	$500,000	$502,142
Board of Regents of the University of Texas System Series B	4.00	8-15-2054	15,000,000	14,368,111
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	4.00	8-15-2047	3,000,000	2,805,254
Clifton Higher Education Finance Corp. IDEA Public Schools Series T	4.00	8-15-2047	2,500,000	2,405,598
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	5.75	8-15-2038	2,000,000	2,022,818
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.00	8-15-2038	6,000,000	6,055,725
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	6.13	8-15-2048	6,750,000	6,802,265
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50	6-15-2033	3,020,000	3,082,202
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	3,000,000	3,006,239
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2030	1,460,000	1,523,729
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2032	650,000	677,155
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2039	750,000	773,494
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2040	1,000,000	1,030,623
Southwest Higher Education Authority, Inc. Methodist University	5.00	10-1-2041	900,000	926,466
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.02	6-15-2056	7,500,000	7,500,000
University of Houston Series A	5.00	2-15-2047	3,000,000	3,181,613
				59,793,210
GO revenue: 3.26%
City of Aubrey Series A (AGC Insured)	4.00	2-15-2049	3,000,000	2,919,187
City of Bastrop	4.00	8-1-2045	5,715,000	5,501,746
City of DeSoto	4.00	2-15-2041	2,340,000	2,309,707
City of El Paso	4.00	8-15-2031	6,500,000	6,542,420
City of Georgetown	4.00	8-15-2043	2,140,000	2,092,271
City of Houston Series A	4.00	3-1-2034	1,000,000	1,007,387
City of Houston Series A	5.25	3-1-2049	20,000,000	21,783,478
City of Hutto (BAM Insured)	4.13	8-1-2049	5,000,000	4,797,361
City of Palestine (AGM Insured)	4.00	2-15-2051	4,000,000	3,689,472
City of Port Isabel144A	5.10	2-15-2049	905,000	904,514
City of Sugar Land	5.00	2-15-2030	1,250,000	1,296,740
City of Temple	5.00	8-1-2032	1,070,000	1,079,285
City of Waco Series A	5.25	2-1-2054	6,000,000	6,499,069
Conroe Independent School District	4.00	2-15-2049	12,000,000	11,429,659
County of Dallas	5.00	8-15-2042	4,275,000	4,623,059
County of Travis Series A	5.00	3-1-2036	12,470,000	13,253,003
County of Travis Series A	5.00	3-1-2039	6,250,000	6,576,142
Denton Independent School District	5.00	8-15-2053	8,000,000	8,502,975
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	4,615,000	4,943,887
El Paso County Hospital District (AGC Insured)	5.00	8-15-2043	3,500,000	3,734,051
The accompanying notes are an integral part of these financial statements.
52 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Elgin Independent School District	5.00%	8-1-2054	$7,000,000	$7,470,766
Fort Worth Independent School District	5.00	2-15-2047	5,935,000	6,101,201
Harris County Flood Control District Series A	4.00	9-15-2042	3,545,000	3,517,305
Houston Independent School District Series Cøø	4.00	6-1-2039	2,000,000	2,000,367
Krum Independent School District	4.25	8-15-2054	3,000,000	3,013,591
Longview Independent School District	4.00	2-15-2049	19,250,000	18,307,354
Montgomery County Municipal Utility District No. 108 (AGC Insured)	4.00	9-1-2050	4,260,000	3,965,902
Nacogdoches Independent School District	5.00	2-15-2049	8,560,000	8,790,321
Northwest Independent School District Series A	4.00	2-15-2049	7,225,000	6,917,776
Pasadena Independent School District	5.00	2-15-2047	6,250,000	6,643,957
Rockwall Independent School District	5.00	2-15-2054	20,000,000	21,291,424
Royse City Independent School District	5.00	8-15-2034	3,025,000	3,052,763
Salado Independent School District	5.00	2-15-2049	1,605,000	1,642,092
San Antonio Independent School District	5.00	8-15-2048	13,000,000	13,077,512
Socorro Independent School District	4.00	8-15-2040	5,000,000	4,952,988
Splendora Independent School District	5.00	2-15-2054	8,820,000	9,336,907
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0506 (Toronto-Dominion Bank LIQ)144Aø	3.66	8-1-2053	5,285,000	5,285,000
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF3246 (Morgan Stanley LIQ)144Aø	3.65	9-1-2057	4,600,000	4,600,000
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2033	555,000	555,070
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2034	1,465,000	1,465,065
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2035	1,520,000	1,519,931
Viridian Municipal Management District (BAM Insured)	4.00	12-1-2036	1,585,000	1,578,325
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2041	5,005,000	5,395,993
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2043	6,885,000	7,383,713
				261,350,736
Health revenue: 0.45%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group	5.00	10-1-2027	3,000,000	3,041,103
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2037	3,000,000	3,000,527
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2038	2,300,000	2,299,919
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2037	3,000,000	3,010,837
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A (BAM Insured)	4.00	10-1-2038	3,000,000	3,002,467
Midland County Hospital District Series A (BAM Insured)	5.25	5-15-2054	3,000,000	3,259,051
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	4.00	8-15-2033	2,050,000	2,055,348
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series D	5.50	11-15-2047	7,025,000	7,725,302
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series A	5.00	7-1-2053	5,625,000	5,865,223
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2044	1,375,000	1,448,874
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 53

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00%	10-1-2049	$1,000,000	$1,039,995
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.80	10-1-2041	500,000	500,000
				36,248,646
Housing revenue: 0.53%
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.94	3-1-2038	1,220,000	1,220,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XG0585 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	4.05	7-1-2064	24,075,000	24,075,000
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.13	9-1-2048	3,000,000	3,083,939
Texas Department of Housing & Community Affairs Series A (GNMA Insured)	5.25	9-1-2053	3,000,000	3,093,612
Texas PFA Facilities Commission	4.00	2-1-2036	2,175,000	2,209,352
Texas PFA Facilities Commission Series 2019	4.00	2-1-2034	5,000,000	5,118,353
Texas PFA Facilities Commission Series 2019	4.00	2-1-2035	2,000,000	2,038,815
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,011,556
				42,850,627
Industrial development revenue: 0.13%
City of Houston Airport System Revenue United Airlines, Inc. Series B-2 AMT	5.00	7-15-2027	2,500,000	2,543,608
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	5,000,000	5,013,312
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	2,034,812
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,019,126
				10,610,858
Miscellaneous revenue: 0.71%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2048	20,000,000	20,995,318
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	4.38	10-1-2053	1,500,000	1,490,061
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.25	10-1-2048	10,000,000	10,661,259
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	4.38	10-1-2054	4,000,000	3,885,005
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series R (BAM Insured)	5.00	10-1-2049	10,000,000	10,531,837
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2045	2,000,000	2,005,603
The accompanying notes are an integral part of these financial statements.
54 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Lower Colorado River Authority Transmission Services Corp. Series A	5.50%	5-15-2047	$1,990,000	$2,165,197
Lower Colorado River Authority Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	5,000,000	4,903,313
				56,637,593
Tax revenue: 0.44%
City of Dallas144Aøø	6.00	8-15-2053	15,000,000	15,029,449
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	7,000,000	7,007,652
Dallas Area Rapid Transit Series A	5.00	12-1-2048	5,000,000	5,088,009
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2036	1,125,000	1,113,543
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2037	1,430,000	1,405,051
VIA Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.00	8-1-2049	5,500,000	5,909,382
				35,553,086
Transportation revenue: 0.54%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2044	3,000,000	3,107,737
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	2,450,000	2,524,887
Central Texas Regional Mobility Authority Series B	4.00	1-1-2041	800,000	778,914
Central Texas Regional Mobility Authority Series B	5.00	1-1-2046	1,600,000	1,664,774
Central Texas Turnpike System Series C	5.00	8-15-2042	5,000,000	5,441,191
County of Harris Toll Road Revenue	4.00	8-15-2045	3,165,000	3,086,377
County of Harris Toll Road Revenue	4.00	8-15-2050	3,175,000	3,015,953
Grand Parkway Transportation Corp. Series B CAB	4.95	10-1-2029	1,015,000	1,077,023
Grand Parkway Transportation Corp. Series B CAB	5.05	10-1-2030	2,000,000	2,143,329
Grand Parkway Transportation Corp. Series C	4.00	10-1-2039	2,500,000	2,503,530
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,600,000
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,000,000
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,886,884
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1360 (Barclays Bank plc LIQ)144Aø	3.90	8-15-2054	3,750,000	3,750,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	3,000,000	2,944,553
				43,525,152
Utilities revenue: 0.65%
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.49	2-1-2048	8,000,000	7,998,138
City of San Antonio Electric & Gas Systems Revenue Series B	5.25	2-1-2049	5,000,000	5,449,850
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2049	6,455,000	7,060,309
City of San Antonio Electric & Gas Systems Revenue Series D	5.25	2-1-2054	15,000,000	16,357,807
Lower Colorado River Authority (AGM Insured)	4.00	5-15-2040	10,000,000	10,002,123
Texas Municipal Gas Acquisition & Supply Corp. III	5.00	12-15-2032	5,000,000	5,317,070
				52,185,297
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 55

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 2.19%
City of Austin Water & Wastewater System Revenue	5.00%	11-15-2045	$15,065,000	$15,355,298
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2046	1,000,000	1,050,489
City of Brownsville Utilities System Revenue (BAM Insured)	5.00	9-1-2051	1,000,000	1,049,816
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2030	3,810,000	3,853,206
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2047	12,000,000	13,002,359
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2047	4,000,000	3,859,208
City of Houston Combined Utility System Revenue Series A	4.00	11-15-2046	2,800,000	2,702,210
City of Laredo Waterworks & Sewer System Revenue	4.25	3-1-2052	10,975,000	10,986,440
City of McKinney Waterworks & Sewer System Revenue	4.00	3-15-2044	8,320,000	7,998,420
San Antonio Water System Series A	5.00	5-15-2043	7,000,000	7,205,222
San Antonio Water System Series A (Truist Bank SPA)ø	4.08	5-1-2054	7,000,000	7,000,000
Texas Water Development Board State Revolving Fund	4.00	8-1-2038	2,500,000	2,532,318
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2036	5,000,000	5,038,739
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2037	15,650,000	15,753,657
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2038	6,500,000	6,539,293
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.00	10-15-2044	9,905,000	9,710,082
Texas Water Development Board State Water Implementation Revenue Fund Series A	4.25	10-15-2051	10,000,000	9,813,778
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2049	42,000,000	43,587,104
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2043	2,625,000	2,518,795
Trinity River Authority Denton Creek Wastewater Treatment System Revenue	4.00	2-1-2044	1,380,000	1,316,522
Upper Trinity Regional Water District (BAM Insured)	4.38	8-1-2054	5,000,000	4,794,024
				175,666,980
				804,862,234
Utah: 0.88%
Airport revenue: 0.52%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2034	5,910,000	6,257,741
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2035	5,000,000	5,276,963
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2036	2,500,000	2,569,852
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2043	2,500,000	2,540,580
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2048	5,500,000	5,556,916
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	13,500,000	14,164,326
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,500,000	1,551,313
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2048	3,500,000	3,598,700
				41,516,391
Health revenue: 0.12%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2041	8,220,000	8,178,176
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	2,000,000	1,899,690
				10,077,866
The accompanying notes are an integral part of these financial statements.
56 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.02%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	4.70%	1-1-2054	$1,290,000	$1,285,708
Miscellaneous revenue: 0.02%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,500,000	1,281,807
Tax revenue: 0.04%
MIDA Mountain Village Public Infrastructure District Military Installation Development Authority Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	2,000,000	2,060,884
Utah Telecommunication Open Infrastructure Agency	5.50	6-1-2040	1,000,000	1,110,270
				3,171,154
Water & sewer revenue: 0.16%
Timpanogos Special Service District	5.00	6-1-2054	12,000,000	12,881,083
				70,214,009
Virginia: 1.54%
Health revenue: 0.92%
Albemarle County EDA Sentara Healthcare Obligated Group Series A (TD Bank N.A. SPA)ø	1.90	10-1-2048	500,000	500,000
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	8,000,000	7,737,373
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	40,000,000	42,944,636
Fairfax County IDA Inova Health System Obligated Group Series A	4.00	5-15-2048	3,000,000	2,867,120
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	1,495,000	1,461,335
Virginia Beach Development Authority Westminster-Canterbury on Chesapeake Bay Obligated Group Series B-3	5.38	9-1-2029	4,000,000	4,109,387
Virginia Commonwealth University Health System Authority Obligated Group Series B	5.00	7-1-2046	4,270,000	4,333,341
Virginia Small Business Financing Authority Carilion Clinic Obligated Group Series A (Truist Bank LOC)ø	3.90	7-1-2042	9,000,000	9,000,000
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.95	1-1-2054	700,000	700,000
				73,653,192
Housing revenue: 0.35%
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6038 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.00	8-31-2027	15,120,000	15,120,000
Tender Option Bond Trust Receipts/Certificates Series 2024- BAML6039 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.00	8-31-2027	7,560,000	7,560,000
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1356 (Barclays Bank plc LIQ)144Aø	3.53	12-1-2066	2,500,000	2,500,000
Virginia Commonwealth Transportation Board	4.00	5-15-2046	3,000,000	2,991,491
				28,171,491
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 57

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.12%
Hampton Roads Transportation Accountability Commission Fund Series A	5.00%	7-1-2054	$9,250,000	$9,928,677
Tax revenue: 0.01%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	397,000	138,950
Marquis CDA of York County Virginia Series B	5.63	9-1-2041	1,310,000	458,500
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	1,824,000	4,560
				602,010
Transportation revenue: 0.14%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	1,800,000	1,704,476
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2048	6,000,000	5,323,860
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,450,000	1,454,324
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	1-1-2040	3,250,000	3,098,025
				11,580,685
				123,936,055
Washington: 3.08%
Airport revenue: 0.85%
Port of Seattle AMT	5.00	4-1-2044	16,000,000	16,375,941
Port of Seattle Series B AMT	5.00	8-1-2047	2,900,000	2,993,309
Port of Seattle Series B AMT	5.25	7-1-2043	15,500,000	16,646,722
Port of Seattle Series B AMT	5.25	7-1-2049	19,000,000	20,011,184
Port of Seattle Series B AMT	5.50	8-1-2047	3,850,000	4,096,378
Port of Seattle Series C AMT	5.00	8-1-2046	7,865,000	8,105,231
				68,228,765
Education revenue: 0.06%
University of Washington Series B	5.00	6-1-2037	2,040,000	2,050,825
Washington Higher Education Facilities Authority Seattle University	4.00	5-1-2045	1,000,000	951,475
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2030	760,000	813,803
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2032	335,000	358,298
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2033	300,000	320,187
				4,494,588
GO revenue: 1.28%
City of Seattle	4.00	12-1-2040	2,500,000	2,477,692
Clark County School District No. 114 Evergreen	4.00	12-1-2034	2,500,000	2,531,923
County of Grant	5.25	12-1-2047	3,500,000	3,810,715
Grant County Public Hospital District No. 2	5.00	12-1-2038	4,000,000	4,078,514
King County Public Hospital District No. 1	5.00	12-1-2029	8,940,000	9,171,939
King County Public Hospital District No. 1	5.00	12-1-2035	9,430,000	9,606,363
King County School District No. 210 Federal Way	4.00	12-1-2033	10,000,000	10,171,014
King County School District No. 414 Lake Washington	5.00	12-1-2034	1,000,000	1,056,090
The accompanying notes are an integral part of these financial statements.
58 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Port of Seattle Series B AMT	5.00%	6-1-2047	$9,825,000	$10,318,405
Port of Seattle Series B AMT	5.00	6-1-2049	1,000,000	1,045,530
Snohomish County School District No. 103 Monroe	5.00	12-1-2031	1,500,000	1,510,599
State of Washington Series B	5.00	8-1-2037	6,400,000	6,536,972
State of Washington Series 2016 B	5.00	8-1-2032	8,545,000	8,621,432
State of Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,536,983
State of Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,564,646
State of Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,543,867
State of Washington Series C	5.00	2-1-2044	16,000,000	17,194,693
State of Washington Series F	5.00	6-1-2038	6,500,000	7,081,465
				102,858,842
Health revenue: 0.42%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	4,000,000	3,959,304
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	3,510,000	3,629,597
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2038	3,000,000	3,139,898
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	4.00	9-1-2045	3,000,000	2,795,649
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	4.00	12-1-2045	2,450,000	2,280,493
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2040	1,000,000	1,057,311
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	4.00	8-15-2039	4,000,000	3,834,188
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2042	6,285,000	6,296,865
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	6,000,000	6,011,837
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	5.00	10-1-2047	1,055,000	1,073,733
				34,078,875
Housing revenue: 0.16%
Fircrest Properties Washington Department of Social & Health Services	5.50	6-1-2049	3,000,000	3,331,744
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2037	7,395,000	7,704,635
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2038	1,750,000	1,819,883
				12,856,262
Miscellaneous revenue: 0.11%
State of Washington Series A COP	5.00	7-1-2038	3,265,000	3,382,315
State of Washington Series B COP	5.00	7-1-2039	1,745,000	1,841,942
State of Washington Series B COP	5.00	7-1-2040	1,480,000	1,556,794
State of Washington Series B COP	5.00	7-1-2041	1,555,000	1,632,792
				8,413,843
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 59

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.14%
City of Seattle Municipal Light & Power Revenue Series A	4.00%	7-1-2043	$8,210,000	$8,170,663
City of Seattle Municipal Light & Power Revenue Series A	4.00	1-1-2047	3,360,000	3,245,980
				11,416,643
Water & sewer revenue: 0.06%
County of King Sewer Revenue	5.00	7-1-2042	4,660,000	4,797,056
				247,144,874
West Virginia: 0.23%
GO revenue: 0.03%
Ohio County Board of Education	3.00	6-1-2026	2,680,000	2,667,025
Health revenue: 0.06%
West Virginia Hospital Finance Authority United Health System Obligated Group Series A	5.00	6-1-2043	4,750,000	5,047,001
Housing revenue: 0.08%
West Virginia Housing Development Fund Series A	4.55	11-1-2049	6,020,000	5,948,518
Tax revenue: 0.06%
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	1,495,000	1,325,630
Monongalia County Commission Excise Tax District Series A144A	5.50	6-1-2037	2,500,000	2,540,789
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	675,000	687,126
				4,553,545
				18,216,089
Wisconsin: 2.50%
Education revenue: 0.59%
PFA Carolina International School Series A144A	6.75	8-1-2033	2,250,000	2,252,185
PFA Carolina International School Series A144A	7.00	8-1-2043	1,575,000	1,576,313
PFA Carolina International School Series A144A	7.20	8-1-2048	940,000	940,802
PFA Nevada Charter Academies Series A144A	5.00	7-15-2039	1,375,000	1,383,096
PFA Northwest Nazarene University, Inc.	4.25	10-1-2049	5,410,000	4,686,612
PFA University of Kansas	5.00	3-1-2046	15,000,000	15,129,879
Wisconsin HEFA Marquette University	5.00	10-1-2031	6,690,000	7,358,556
Wisconsin HEFA Marquette University	5.00	10-1-2032	7,040,000	7,815,099
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2046	5,000,000	4,742,918
Wisconsin HEFA Medical College of Wisconsin, Inc.	4.00	12-1-2051	1,680,000	1,582,716
				47,468,176
GO revenue: 0.16%
City of Milwaukee Series B4 (AGM Insured)	5.00	4-1-2038	3,000,000	3,259,202
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2032	4,160,000	4,626,061
Verona Area School District	4.00	4-1-2027	3,385,000	3,428,197
Verona Area School District	4.00	4-1-2028	1,380,000	1,399,528
				12,712,988
The accompanying notes are an integral part of these financial statements.
60 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.71%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.62%	2-15-2054	$3,000,000	$3,000,000
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	3,000,000	2,938,723
Wisconsin HEFA Ascension Health Credit Group Series A	4.50	11-15-2039	9,925,000	9,925,057
Wisconsin HEFA Ascension Health Credit Group Series A	5.00	11-15-2035	12,000,000	12,188,094
Wisconsin HEFA Ascension Health Credit Group Series B2	4.00	11-15-2043	5,000,000	4,796,574
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2041	1,315,000	1,404,694
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2042	2,000,000	2,127,898
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2043	3,540,000	3,748,529
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,000,000	2,158,510
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	5,000,000	4,604,525
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series A	4.00	4-1-2041	6,000,000	5,804,208
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (BAM Insured)	5.25	2-15-2054	2,500,000	2,656,142
Wisconsin HEFA Marshfield Clinic Health System, Inc. Series A (Barclays Bank plc LOC)ø	3.85	2-15-2050	1,500,000	1,500,000
				56,852,954
Housing revenue: 0.47%
PFA Wilmington LLC (AGM Insured)	4.00	7-1-2025	920,000	920,744
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2026	1,360,000	1,384,860
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2027	1,675,000	1,727,168
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2028	2,025,000	2,111,809
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2029	2,190,000	2,288,124
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2030	2,300,000	2,405,135
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2031	1,415,000	1,480,289
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2048	16,775,000	17,011,155
PFA Wilmington LLC (AGM Insured)	5.00	7-1-2053	5,000,000	5,065,512
State of Wisconsin Environmental Improvement Fund Revenue Series A	5.00	6-1-2033	3,420,000	3,446,287
				37,841,083
Industrial development revenue: 0.08%
PFA Customer Facility Charge-SA LLC Series A	5.00	2-1-2042	2,500,000	2,544,540
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	4,000,000	4,110,502
				6,655,042
Miscellaneous revenue: 0.13%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.30	6-1-2036	300,000	300,000
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2037	1,600,000	898,687
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2038	1,600,000	853,619
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	14,715,000	5,509,271
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,050,217
				10,611,794
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 61

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.36%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2043	$20,205,000	$20,913,205
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	6,910,000	7,062,523
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	650,000	666,330
				28,642,058
				200,784,095
Total municipal obligations (Cost $8,087,823,354)				7,959,342,044

		Yield	Shares
Short-term investments: 0.01%
Investment companies: 0.01%
Allspring Government Money Market Fund Select Class♠∞		4.42	729,436	729,436
Total short-term investments (Cost $729,436)				729,436
Total investments in securities (Cost $8,088,552,790)	99.18%			7,960,071,480
Other assets and liabilities, net	0.82			65,614,450
Total net assets	100.00%			$8,025,685,930

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
62 | Allspring Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,717,252	$354,594,661	$(359,582,477)	$0	$0	$729,436	729,436	$182,844
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 63

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $8,087,823,354)	$7,959,342,044
Investments in affiliated securities, at value (cost $729,436)	729,436
Cash	2,201,806
Receivable for interest	93,744,226
Receivable for Fund shares sold	7,412,529
Receivable for investments sold	225,000
Prepaid expenses and other assets	785,702
Total assets	8,064,440,743
Liabilities
Payable for Fund shares redeemed	21,727,710
Payable for investments purchased	7,000,000
Dividends payable	6,562,955
Management fee payable	2,211,880
Administration fees payable	566,329
Shareholder servicing fees payable	421,994
Distribution fee payable	12,302
Accrued expenses and other liabilities	251,643
Total liabilities	38,754,813
Total net assets	$8,025,685,930
Net assets consist of
Paid-in capital	$8,261,677,782
Total distributable loss	(235,991,852)
Total net assets	$8,025,685,930
Computation of net asset value and offering price per share
Net assets–Class A	$711,344,577
Shares outstanding–Class A1	73,056,035
Net asset value per share–Class A	$9.74
Maximum offering price per share – Class A2	$10.20
Net assets–Class C	$18,323,496
Shares outstanding–Class C1	1,882,438
Net asset value per share–Class C	$9.73
Net assets–Class R6	$1,530,432,513
Shares outstanding–Class R6[1]	157,168,161
Net asset value per share–Class R6	$9.74
Net assets–Administrator Class	$1,176,924,912
Shares outstanding–Administrator Class[1]	120,838,194
Net asset value per share–Administrator Class	$9.74
Net assets–Institutional Class	$4,588,660,432
Shares outstanding–Institutional Class[1]	471,318,866
Net asset value per share–Institutional Class	$9.74
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
64 | Allspring Municipal Bond Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$147,863,728
Dividends	374,218
Income from affiliated securities	182,844
Total investment income	148,420,790
Expenses
Management fee	12,838,517
Administration fees
Class A	558,994
Class C	14,683
Class R6	221,202
Administrator Class	620,805
Institutional Class	1,747,200
Shareholder servicing fees
Class A	930,898
Class C	24,451
Administrator Class	1,550,451
Distribution fee
Class C	73,296
Custody and accounting fees	117,105
Professional fees	51,340
Registration fees	153,683
Shareholder report expenses	77,383
Trustees’ fees and expenses	18,384
Other fees and expenses	83,182
Total expenses	19,081,574
Less: Fee waivers and/or expense reimbursements
Administrator Class	(555,154)
Net expenses	18,526,420
Net investment income	129,894,370
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(162,923)
Net change in unrealized gains (losses) on investments	(22,665,844)
Net realized and unrealized gains (losses) on investments	(22,828,767)
Net increase in net assets resulting from operations	$107,065,603
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 65

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$129,894,370		$207,898,536
Net realized losses on investments		(162,923)		(26,441,073)
Net change in unrealized gains (losses) on investments		(22,665,844)		58,081,366
Net increase in net assets resulting from operations		107,065,603		239,538,829
Distributions to shareholders from
Net investment income and net realized gains
Class A		(11,299,000)		(23,243,186)
Class C		(223,363)		(486,662)
Class R6		(25,126,176)		(36,452,328)
Administrator Class		(19,687,588)		(39,420,391)
Institutional Class		(73,320,951)		(110,813,654)
Total distributions to shareholders		(129,657,078)		(210,416,221)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,923,784	18,910,980	5,156,596	49,677,023
Class C	130,771	1,284,244	278,454	2,699,926
Class R6	35,741,138	350,555,113	121,780,078	1,151,937,276
Administrator Class	160,191	1,572,071	139,451,508	1,295,436,573
Institutional Class	148,013,700	1,459,158,240	184,925,736	1,765,988,874
		1,831,480,648		4,265,739,672
Reinvestment of distributions
Class A	1,008,989	9,903,546	2,136,819	20,593,108
Class C	20,779	203,860	47,408	456,341
Class R6	634,656	6,228,519	739,016	7,193,676
Administrator Class	1,988,552	19,521,693	4,095,272	39,420,391
Institutional Class	6,183,640	60,685,512	9,619,318	92,742,443
		96,543,130		160,405,959
Payment for shares redeemed
Class A	(6,839,752)	(67,102,214)	(14,651,000)	(140,999,054)
Class C	(308,487)	(3,027,355)	(892,200)	(8,569,831)
Class R6	(14,367,486)	(140,678,454)	(70,701,130)	(666,241,893)
Administrator Class	(9,065,101)	(88,975,424)	(145,878,710)	(1,356,451,262)
Institutional Class	(41,717,095)	(409,100,024)	(189,251,042)	(1,805,456,935)
		(708,883,471)		(3,977,718,975)
Net increase in net assets resulting from capital share transactions		1,219,140,307		448,426,656
Total increase in net assets		1,196,548,832		477,549,264
Net assets
Beginning of period		6,829,137,098		6,351,587,834
End of period		$8,025,685,930		$6,829,137,098
The accompanying notes are an integral part of these financial statements.
66 | Allspring Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.75	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.15 [1]	0.28 [1]	0.26	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.01)	0.05	0.01	(1.13)	0.28	0.01
Total from investment operations	0.14	0.33	0.27	(0.90)	0.52	0.26
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.26)	(0.23)	(0.24)	(0.25)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.15)	(0.29)	(0.26)	(0.23)	(0.24)	(0.26)
Net asset value, end of period	$9.74	$9.75	$9.71	$9.70	$10.83	$10.55
Total return[2]	1.43%	3.48%	2.85%	(8.47)%	4.95%	2.54%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.77%	0.77%	0.77%	0.77%
Net expenses	0.74%	0.75%	0.75%	0.74%	0.74%	0.74%
Net investment income	3.04%	2.97%	2.72%	2.16%	2.22%	2.40%
Supplemental data
Portfolio turnover rate	7%	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$711,345	$750,036	$819,019	$902,671	$1,110,503	$1,138,934

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 67

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.74	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.11 [1]	0.21 [1]	0.19	0.15 [1]	0.16 [1]	0.17
Net realized and unrealized gains (losses) on investments	(0.01)	0.04	0.01	(1.13)	0.28	0.01
Total from investment operations	0.10	0.25	0.20	(0.98)	0.44	0.18
Distributions to shareholders from
Net investment income	(0.11)	(0.22)	(0.19)	(0.15)	(0.16)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.11)	(0.22)	(0.19)	(0.15)	(0.16)	(0.18)
Net asset value, end of period	$9.73	$9.74	$9.71	$9.70	$10.83	$10.55
Total return[2]	1.05%	2.60%	2.08%	(9.16)%	4.16%	1.77%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.50%	1.51%	1.51%	1.51%	1.51%
Net expenses	1.49%	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.29%	2.22%	1.95%	1.40%	1.47%	1.64%
Supplemental data
Portfolio turnover rate	7%	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$18,323	$19,868	$25,302	$34,561	$50,251	$79,863

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
68 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.75	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.17 [1]	0.32 [1]	0.30	0.26	0.28	0.29
Net realized and unrealized gains (losses) on investments	(0.01)	0.04	0.01	(1.13)	0.28	0.01
Total from investment operations	0.16	0.36	0.31	(0.87)	0.56	0.30
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.30)	(0.26)	(0.28)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.17)	(0.32)	(0.30)	(0.26)	(0.28)	(0.30)
Net asset value, end of period	$9.74	$9.75	$9.71	$9.70	$10.83	$10.55
Total return[2]	1.62%	3.86%	3.23%	(8.14)%	5.33%	2.90%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.38%	0.39%	0.39%	0.39%	0.39%
Net expenses	0.37%	0.38%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.41%	3.35%	3.10%	2.55%	2.58%	2.76%
Supplemental data
Portfolio turnover rate	7%	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$1,530,433	$1,317,275	$809,611	$612,487	$373,876	$276,204

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 69

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.75	$9.72	$9.70	$10.84	$10.56	$10.55
Net investment income	0.16 [1]	0.30 [1]	0.28	0.24	0.25	0.27
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	0.02	(1.14)	0.28	0.02
Total from investment operations	0.15	0.33	0.30	(0.90)	0.53	0.29
Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.28)	(0.24)	(0.25)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.16)	(0.30)	(0.28)	(0.24)	(0.25)	(0.28)
Net asset value, end of period	$9.74	$9.75	$9.72	$9.70	$10.84	$10.56
Total return[2]	1.51%	3.52%	3.11%	(8.42)%	5.10%	2.78%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.70%	0.71%	0.71%	0.71%	0.71%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.18%	3.12%	2.89%	2.31%	2.37%	2.54%
Supplemental data
Portfolio turnover rate	7%	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$1,176,925	$1,245,369	$1,263,910	$1,034,623	$1,000,652	$1,017,781

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
70 | Allspring Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.74	$9.71	$9.70	$10.83	$10.55	$10.55
Net investment income	0.17 [1]	0.32 [1]	0.29	0.26	0.27	0.29
Net realized and unrealized gains (losses) on investments	(0.00)[2]	0.03	0.01	(1.13)	0.28	0.01
Total from investment operations	0.17	0.35	0.30	(0.87)	0.55	0.30
Distributions to shareholders from
Net investment income	(0.17)	(0.32)	(0.29)	(0.26)	(0.27)	(0.29)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.17)	(0.32)	(0.29)	(0.26)	(0.27)	(0.30)
Net asset value, end of period	$9.74	$9.74	$9.71	$9.70	$10.83	$10.55
Total return[3]	1.70%	3.70%	3.18%	(8.19)%	5.28%	2.85%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.44%	0.44%	0.44%	0.44%
Net expenses	0.42%	0.43%	0.44%	0.44%	0.44%	0.44%
Net investment income	3.36%	3.29%	3.05%	2.47%	2.53%	2.71%
Supplemental data
Portfolio turnover rate	7%	15%	8%	18%	16%	24%
Net assets, end of period (000s omitted)	$4,588,660	$3,496,589	$3,433,747	$2,735,568	$3,043,109	$3,006,622

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Municipal Bond Fund | 71

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
72 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $8,089,496,944 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$57,219,269
Gross unrealized losses	(186,644,733)
Net unrealized losses	$(129,425,464)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $61,858,089 in short-term capital losses and $44,998,313 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Municipal Bond Fund | 73

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$7,959,110,544	$231,500	$7,959,342,044
Short-term investments
Investment companies	729,436	0	0	729,436
Total assets	$729,436	$7,959,110,544	$231,500	$7,960,071,480
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
74 | Allspring Municipal Bond Fund

Notes to financial statements (unaudited)
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.75%
Class C	1.50
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $5,882 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $513,646,629, $298,440,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $1,605,387,007 and $497,593,736, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Municipal Bond Fund | 75

Notes to financial statements (unaudited)
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
76 | Allspring Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Municipal Bond Fund | 77

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

78 | Allspring Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3317 12-24

Allspring
Pennsylvania
Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Pennsylvania Tax-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.96%
Alabama: 0.86%
Utilities revenue: 0.86%
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25%	1-1-2054	$750,000	$789,754
California: 0.57%
Utilities revenue: 0.57%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	525,368
Guam: 1.36%
Airport revenue: 0.84%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	200,000	212,214
Port Authority of Guam Series B AMT	5.00	7-1-2032	550,000	565,085
				777,299
Miscellaneous revenue: 0.52%
Territory of Guam Series F	4.00	1-1-2042	500,000	475,109
				1,252,408
Illinois: 0.53%
Airport revenue: 0.53%
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2030	450,000	489,434
Pennsylvania: 95.05%
Airport revenue: 3.94%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2051	1,500,000	1,532,910
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2026	580,000	584,127
City of Philadelphia Airport Revenue Series A AMT	5.00	6-15-2030	1,500,000	1,507,155
				3,624,192
Education revenue: 20.52%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2050	1,000,000	967,102
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	500,000	508,079
Chester County IDA Avon Grove Charter School Series A	5.00	12-15-2047	1,160,000	1,144,652
Chester County IDA Collegium Charter School Series A	5.13	10-15-2037	1,000,000	1,001,732
Cumberland County Municipal Authority Dickinson College	5.00	5-1-2032	940,000	957,798
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2032	330,000	326,294
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2033	315,000	310,875
General Authority of Southcentral Pennsylvania York College Series TT2	4.00	5-1-2034	550,000	543,386
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2051	2,000,000	1,900,359
Latrobe IDA Seton Hill University	4.00	3-1-2051	800,000	642,860
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	675,000	663,390
Lehigh County IDA Seven Generations Charter School Series A	4.00	5-1-2051	750,000	596,189
Montgomery County Higher Education & Health Authority Arcadia University	5.00	4-1-2030	1,500,000	1,503,288
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2041	450,000	399,634
The accompanying notes are an integral part of these financial statements.
2 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Montgomery County IDA Public School of Germantown Series A	4.00%	10-1-2046	$225,000	$192,343
Montgomery County IDA Public School of Germantown Series A	4.00	10-1-2051	825,000	688,858
Northeastern Pennsylvania Hospital & Education Authority Wilkes University Series B	5.25	3-1-2037	1,000,000	1,002,404
Pennsylvania EDFA Villanova University	5.00	8-1-2049	1,500,000	1,606,825
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2026	500,000	508,290
Pennsylvania Higher Educational Facilities Authority Ursinus College Series A	5.00	11-1-2027	300,000	307,693
Philadelphia IDA Green Woods Charter School Series A	5.00	6-15-2032	290,000	298,763
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	250,000	243,717
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2029	220,000	225,731
Philadelphia IDA Performing Arts Charter School144A	5.00	6-15-2030	145,000	148,544
Philadelphia IDA Tacony Academy Charter School144A	5.50	6-15-2043	500,000	507,748
Philadelphia IDA West Philadelphia Achievement Charter Elementary School	7.50	5-1-2031	1,285,000	1,287,523
Swarthmore Borough Authority	5.00	9-15-2041	350,000	385,253
				18,869,330
GO revenue: 14.69%
Allentown City School District (AGC Insured)	5.00	6-1-2049	300,000	310,217
Blue Mountain School District Series B (AGM Insured)	4.00	8-1-2036	350,000	353,481
City of Oil City Series A (AGM Insured)	4.00	12-1-2039	315,000	315,338
City of Oil City Series A (AGM Insured)	4.00	12-1-2040	250,000	250,728
City of Oil City Series A (AGM Insured)	4.00	12-1-2041	250,000	250,616
City of Oil City Series A (AGM Insured)	4.00	12-1-2042	200,000	200,123
City of Pittsburgh	5.00	9-1-2043	200,000	211,202
Coatesville School District Series C CAB (BAM Insured)¤	0.00	10-1-2033	1,000,000	691,641
Conestoga Valley School District Series A	4.00	2-1-2043	500,000	494,639
Highlands School District (AGM Insured)	5.00	4-15-2035	295,000	318,030
Interboro School District (AGM Insured)	5.50	8-15-2063	1,500,000	1,630,507
Mechanicsburg Area School District (AGM Insured)	5.00	5-15-2051	1,100,000	1,152,435
Montour School District Series B (AGM Insured)	5.00	4-1-2032	1,000,000	1,011,332
Moon Area School District Series A	5.00	11-15-2028	150,000	150,087
Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,445,837
Penn Delco School District	4.00	6-1-2045	1,000,000	975,154
Pequea Valley School District	4.00	5-15-2049	750,000	713,347
School District of Philadelphia Series B	5.00	9-1-2043	1,235,000	1,276,258
West Shore School District	5.00	11-15-2048	1,500,000	1,528,355
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2027	100,000	103,167
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2029	50,000	52,831
Wilkes-Barre Area School District (BAM Insured)	5.00	4-15-2030	70,000	74,943
				13,510,268
Health revenue: 27.08%
Allegheny County Hospital Development Authority Health Network Obligated Group Series A	4.00	4-1-2044	1,810,000	1,700,572
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.32%	11-15-2047	$1,000,000	$991,461
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2050	400,000	360,196
County of Lehigh Valley Health Network Obligated Group Series A	4.00	7-1-2049	1,105,000	1,004,186
Cumberland County Municipal Authority Lutheran Senior Services East Obligated Group	5.00	1-1-2028	2,090,000	2,090,499
Dauphin County General Authority UPMC Obligated Group Series A	5.00	6-1-2035	1,000,000	1,014,607
Doylestown Hospital Authority Obligated Group Series A	5.00	7-1-2049	250,000	256,112
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2028	450,000	454,267
East Hempfield Township IDA Willow Valley Communities Obligated Group	5.00	12-1-2029	375,000	378,538
Geisinger Authority Kaiser Obligated Group Series A	4.00	4-1-2050	1,000,000	932,173
Geisinger Authority Kaiser Obligated Group Series A	5.00	6-1-2041	1,000,000	1,001,774
Geisinger Authority Kaiser Obligated Group Series A-1	5.00	2-15-2045	1,000,000	1,012,143
Hospitals & Higher Education Facilities Authority of Philadelphia Temple University Health System Obligated Group (AGM Insured)	5.00	7-1-2037	1,000,000	1,069,405
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	750,000	766,082
Lancaster County Hospital Authority St. Anne’s Retirement Community Obligated Group	5.00	3-1-2045	500,000	432,574
Lancaster Municipal Authority Garden Spot Village Obligated Group Series B	5.00	5-1-2054	400,000	407,199
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	1,000,000	1,024,464
Montgomery County IDA ACTS Retirement-Life Communities, Inc. Obligated Group Series C	5.00	11-15-2045	1,000,000	1,025,073
Montgomery County IDA Waverly Heights Ltd. Obligated Group	5.00	12-1-2044	1,000,000	1,008,300
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	522,733
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2037	700,000	701,188
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2040	1,500,000	1,509,643
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group	5.00	8-15-2049	1,000,000	1,032,249
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A	5.00	8-15-2047	2,000,000	2,035,195
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	3.64	1-1-2038	1,000,000	1,000,000
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2041	370,000	340,126
West Cornwall Township Municipal Authority Lebanon Valley Brethren Home Obligated Group Series A	4.00	11-15-2046	525,000	457,022
Westmoreland County IDA Excela Health Obligated Group Series A	4.00	7-1-2037	400,000	375,757
				24,903,538
Housing revenue: 4.75%
Chester County IDA University Student Housing LLC Series A	5.00	8-1-2030	485,000	485,079
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.75	6-30-2048	750,000	804,530
The accompanying notes are an integral part of these financial statements.
4 | Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency	4.45%	10-1-2044	$1,000,000	$991,143
Pennsylvania Housing Finance Agency Series 145A	4.80	10-1-2051	645,000	640,391
State Public School Building Authority Chester Upland School District Series B	5.25	9-15-2030	540,000	567,014
State Public School Building Authority Chester Upland School District Series C (AGM Insured)	5.00	9-15-2026	875,000	875,977
				4,364,134
Miscellaneous revenue: 4.64%
Chester County IDA Longwood Gardens, Inc.	4.00	12-1-2046	1,000,000	951,296
Delaware County Authority Neumann University	5.00	10-1-2031	1,500,000	1,501,227
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2030	1,000,000	1,003,041
Philadelphia IDA Series A	5.00	2-15-2038	785,000	813,082
				4,268,646
Tax revenue: 2.36%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2042	500,000	519,464
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2042	1,500,000	1,647,640
				2,167,104
Transportation revenue: 5.42%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	595,192
Pennsylvania Turnpike Commission Series 1st	5.00	12-1-2043	1,800,000	1,965,457
Pennsylvania Turnpike Commission Series A	4.00	12-1-2043	810,000	797,410
Pennsylvania Turnpike Commission Series A	5.25	12-1-2053	1,500,000	1,629,485
				4,987,544
Utilities revenue: 2.24%
Philadelphia Gas Works Co. Series 15th	5.00	8-1-2047	1,000,000	1,020,582
Philadelphia Gas Works Co. Series A (AGM Insured)	5.00	8-1-2050	1,000,000	1,038,207
				2,058,789
Water & sewer revenue: 9.41%
Allegheny County Sanitary Authority	5.25	12-1-2055	500,000	546,948
Bucks County Water & Sewer Authority Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,373,051
Capital Region Water Sewer Revenue	5.00	7-15-2037	1,000,000	1,040,806
City of Philadelphia Water & Wastewater Revenue Series C	5.00	6-1-2042	555,000	600,866
Erie City Water Authority (BAM Insured)	4.25	12-1-2052	1,000,000	989,336
Lehigh County Authority City Division Fund CAB¤	0.00	12-1-2030	2,000,000	1,582,980
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	500,000	449,038
Pittsburgh Water & Sewer Authority Series A (AGM Insured)	5.00	9-1-2048	1,000,000	1,069,102
				8,652,127
				87,405,672
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 0.59%
Utilities revenue: 0.59%
Patriots Energy Group Financing Agency Series A1øø	5.25%	10-1-2054	$500,000	$538,324
Total municipal obligations (Cost $93,944,633)				91,000,960

		Yield	Shares
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.42	61,406	61,406
Total short-term investments (Cost $61,406)				61,406
Total investments in securities (Cost $94,006,039)	99.03%			91,062,366
Other assets and liabilities, net	0.97			890,599
Total net assets	100.00%			$91,952,965

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
GO	General obligation
IDA	Industrial Development Authority
LOC	Letter of credit
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,937,247	$10,054,782	$(12,930,623)	$0	$0	$61,406	61,406	$18,329
The accompanying notes are an integral part of these financial statements.
6 | Allspring Pennsylvania Tax-Free Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $93,944,633)	$91,000,960
Investments in affiliated securities, at value (cost $61,406)	61,406
Receivable for interest	1,042,348
Receivable for Fund shares sold	20,974
Prepaid expenses and other assets	46,162
Total assets	92,171,850
Liabilities
Dividends payable	73,626
Payable for Fund shares redeemed	58,486
Professional fees payable	34,522
Management fee payable	18,310
Administration fees payable	8,399
Trustees’ fees and expenses payable	7,041
Shareholder servicing fees payable	6,775
Distribution fee payable	1,038
Accrued expenses and other liabilities	10,688
Total liabilities	218,885
Total net assets	$91,952,965
Net assets consist of
Paid-in capital	$96,226,034
Total distributable loss	(4,273,069)
Total net assets	$91,952,965
Computation of net asset value and offering price per share
Net assets–Class A	$28,775,122
Shares outstanding–Class A1	2,683,942
Net asset value per share–Class A	$10.72
Maximum offering price per share – Class A2	$11.23
Net assets–Class C	$1,512,457
Shares outstanding–Class C1	141,305
Net asset value per share–Class C	$10.70
Net assets–Institutional Class	$61,665,386
Shares outstanding–Institutional Class[1]	5,751,406
Net asset value per share–Institutional Class	$10.72
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 7

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$1,753,456
Income from affiliated securities	18,329
Total investment income	1,771,785
Expenses
Management fee	189,791
Administration fees
Class A	22,927
Class C	1,289
Institutional Class	25,043
Shareholder servicing fees
Class A	38,178
Class C	2,140
Distribution fee
Class C	6,419
Custody and accounting fees	1,137
Professional fees	29,101
Registration fees	22,205
Shareholder report expenses	6,410
Trustees’ fees and expenses	11,473
Other fees and expenses	8,176
Total expenses	364,289
Less: Fee waivers and/or expense reimbursements
Fund-level	(74,511)
Class A	(9,958)
Class C	(522)
Net expenses	279,298
Net investment income	1,492,487
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(348,185)
Net change in unrealized gains (losses) on investments	446,785
Net realized and unrealized gains (losses) on investments	98,600
Net increase in net assets resulting from operations	$1,591,087
The accompanying notes are an integral part of these financial statements.
8 | Allspring Pennsylvania Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$1,492,487		$3,055,529
Net realized losses on investments		(348,185)		(356,847)
Net change in unrealized gains (losses) on investments		446,785		1,116,359
Net increase in net assets resulting from operations		1,591,087		3,815,041
Distributions to shareholders from
Net investment income and net realized gains
Class A		(456,763)		(954,202)
Class C		(19,178)		(51,768)
Institutional Class		(1,014,068)		(2,061,255)
Total distributions to shareholders		(1,490,009)		(3,067,225)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	69,777	752,575	107,170	1,122,073
Class C	15,289	165,240	8,311	88,324
Institutional Class	433,858	4,679,970	1,174,881	12,448,790
		5,597,785		13,659,187
Reinvestment of distributions
Class A	39,919	430,996	85,667	903,094
Class C	1,743	18,790	4,858	51,065
Institutional Class	58,638	633,090	117,510	1,238,675
		1,082,876		2,192,834
Payment for shares redeemed
Class A	(256,221)	(2,764,963)	(479,844)	(5,054,355)
Class C	(47,912)	(514,437)	(98,093)	(1,033,331)
Institutional Class	(389,540)	(4,210,061)	(2,113,979)	(22,264,736)
		(7,489,461)		(28,352,422)
Net decrease in net assets resulting from capital share transactions		(808,800)		(12,500,401)
Total decrease in net assets		(707,722)		(11,752,585)
Net assets
Beginning of period		92,660,687		104,413,272
End of period		$91,952,965		$92,660,687
The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.71	$10.61	$10.71	$11.97	$11.75	$11.78
Net investment income	0.16 [1]	0.32 [1]	0.31 [1]	0.28	0.31	0.35
Net realized and unrealized gains (losses) on investments	0.01	0.10	(0.10)	(1.26)	0.22	(0.04)
Total from investment operations	0.17	0.42	0.21	(0.98)	0.53	0.31
Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.31)	(0.28)	(0.31)	(0.34)
Net asset value, end of period	$10.72	$10.71	$10.61	$10.71	$11.97	$11.75
Total return[2]	1.61%	4.06%	1.97%	(8.32)%	4.52%	2.65%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.98%	0.97%	0.94%	0.94%	0.97%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	2.99%	3.03%	2.88%	2.41%	2.64%	2.92%
Supplemental data
Portfolio turnover rate	10%	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$28,775	$30,317	$33,065	$34,755	$41,945	$41,550

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Pennsylvania Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.69	$10.59	$10.69	$11.95	$11.73	$11.76
Net investment income	0.12 [1]	0.24 [1]	0.23 [1]	0.19 [1]	0.22	0.27
Net realized and unrealized gains (losses) on investments	0.01	0.10	(0.10)	(1.26)	0.22	(0.05)
Total from investment operations	0.13	0.34	0.13	(1.07)	0.44	0.22
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.23)	(0.19)	(0.22)	(0.25)
Net asset value, end of period	$10.70	$10.69	$10.59	$10.69	$11.95	$11.73
Total return[2]	1.23%	3.29%	1.20%	(9.03)%	3.74%	1.89%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.71%	1.72%	1.68%	1.68%	1.72%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income	2.24%	2.28%	2.12%	1.64%	1.89%	2.23%
Supplemental data
Portfolio turnover rate	10%	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$1,512	$1,841	$2,722	$3,679	$6,485	$8,394

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Pennsylvania Tax-Free Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.71	$10.61	$10.71	$11.97	$11.75	$11.78
Net investment income	0.18 [1]	0.34 [1]	0.33 [1]	0.31	0.34	0.38
Net realized and unrealized gains (losses) on investments	0.01	0.11	(0.10)	(1.26)	0.21	(0.04)
Total from investment operations	0.19	0.45	0.23	(0.95)	0.55	0.34
Distributions to shareholders from
Net investment income	(0.18)	(0.35)	(0.33)	(0.31)	(0.33)	(0.37)
Net asset value, end of period	$10.72	$10.71	$10.61	$10.71	$11.97	$11.75
Total return[2]	1.74%	4.32%	2.23%	(8.10)%	4.78%	2.91%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.66%	0.65%	0.61%	0.61%	0.64%
Net expenses	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.24%	3.28%	3.14%	2.66%	2.88%	3.18%
Supplemental data
Portfolio turnover rate	10%	10%	15%	20%	21%	14%
Net assets, end of period (000s omitted)	$61,665	$60,503	$68,626	$70,610	$81,964	$80,592

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Pennsylvania Tax-Free Fund | 13

Notes to financial statements (unaudited)
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $94,006,076 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$546,575
Gross unrealized losses	(3,490,285)
Net unrealized losses	$(2,943,710)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $276,754 in short-term capital losses and $697,811 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$91,000,960	$0	$91,000,960
Short-term investments
Investment companies	61,406	0	0	61,406
Total assets	$61,406	$91,000,960	$0	$91,062,366
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
14 | Allspring Pennsylvania Tax-Free Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.74%
Class C	1.49
Institutional Class	0.49
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $122 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Pennsylvania Tax-Free Fund | 15

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $1,500,000, $6,500,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $12,649,233 and $8,679,443, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Pennsylvania.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
16 | Allspring Pennsylvania Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Pennsylvania Tax-Free Fund | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Pennsylvania Tax-Free Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4301 12-24

Allspring Short-Term Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Short-Term Municipal Bond Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 0.64%
Massachusetts: 0.64%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (100 shares) 3.71%144Aø	$10,000,000	$10,000,000
Total closed-end fund obligations (Cost $10,000,000)		10,000,000

	Interest rate	Maturity date
Municipal obligations: 98.23%
Alabama: 2.74%
Airport revenue: 0.09%
Birmingham Airport Authority (BAM Insured)	5.00%	7-1-2026	900,000	925,719
Birmingham Airport Authority (BAM Insured)	5.00	7-1-2027	500,000	524,143
				1,449,862
Industrial development revenue: 0.54%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	1.00	6-1-2034	8,500,000	8,383,862
Utilities revenue: 2.11%
Black Belt Energy Gas District Project No. 7 Series C-1	4.00	12-1-2025	1,500,000	1,504,285
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00	10-1-2052	3,900,000	3,900,895
Black Belt Energy Gas District Project No. 7 Series C-2 (SIFMA Municipal Swap+0.35%)±	3.97	10-1-2052	6,000,000	5,834,416
Black Belt Energy Gas District Series Cøø	5.00	5-1-2055	10,000,000	10,560,648
Black Belt Energy Gas District Series D1 (Royal Bank of Canada LIQ)øø	4.00	7-1-2052	3,500,000	3,519,449
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2025	425,000	428,326
Chatom Industrial Development Board PowerSouth Energy Cooperative (AGM Insured)	5.00	8-1-2026	500,000	511,599
Southeast Energy Authority A Cooperative District Project No. 3 Series A-1øø	5.50	1-1-2053	2,000,000	2,130,298
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	4,500,000	4,734,247
				33,124,163
				42,957,887
Alaska: 0.61%
Airport revenue: 0.25%
State of Alaska International Airports System Series C AMT	5.00	10-1-2026	3,000,000	3,074,223
State of Alaska International Airports System Series C AMT	5.00	10-1-2028	775,000	813,141
				3,887,364
Health revenue: 0.11%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2025	1,310,000	1,321,830
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2026	385,000	393,606
				1,715,436
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.25%
Alaska Municipal Bond Bank Authority	5.00%	12-1-2025	$1,470,000	$1,491,865
Alaska Municipal Bond Bank Authority	5.00	12-1-2026	1,350,000	1,393,445
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2027	535,000	553,713
Alaska Municipal Bond Bank Authority Series 2 AMT	5.00	12-1-2028	560,000	583,457
				4,022,480
				9,625,280
Arizona: 1.23%
Airport revenue: 0.13%
City of Phoenix Civic Improvement Corp. Airport Revenue AMT	5.00	7-1-2026	2,000,000	2,048,292
Education revenue: 0.02%
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2027	170,000	172,900
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2028	175,000	178,091
				350,991
GO revenue: 0.06%
Vistancia Community Facilities District (BAM Insured)	4.00	7-15-2026	900,000	912,001
Health revenue: 0.25%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.87	1-1-2046	630,000	627,666
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.87	1-1-2046	3,370,000	3,327,949
				3,955,615
Industrial development revenue: 0.77%
IDA of the City of Phoenix Republic Services, Inc. Series D AMTøø	4.25	12-1-2035	12,000,000	12,002,307
				19,269,206
Arkansas: 0.15%
Health revenue: 0.09%
Batesville Public Facilities Board White River Health System Obligated Group	5.00	6-1-2025	1,385,000	1,389,588
Tax revenue: 0.06%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2028	435,000	464,440
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2030	100,000	108,226
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2031	310,000	335,273
				907,939
				2,297,527
California: 3.90%
Airport revenue: 0.16%
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2027	2,500,000	2,586,668
GO revenue: 0.32%
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,995,000	4,995,220
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.48%
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00%	11-15-2028	$200,000	$207,830
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2029	200,000	209,623
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.00	11-15-2031	500,000	531,111
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2026	570,000	580,930
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2027	845,000	876,972
Palomar Health Obligated Group	5.00	11-1-2028	5,000,000	4,849,755
Washington Township Health Care District Series A	5.00	7-1-2025	200,000	200,980
				7,457,201
Housing revenue: 0.06%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.60	12-1-2027	1,000,000	1,000,000
Miscellaneous revenue: 0.31%
California Municipal Finance Authority Palomar Health Obligated Group COP144A	5.00	11-1-2027	3,000,000	3,038,317
Lassen Municipal Utility District COP	4.00	5-1-2025	415,000	415,206
Lassen Municipal Utility District COP	4.00	5-1-2026	435,000	436,354
Lassen Municipal Utility District COP	4.00	5-1-2027	450,000	451,998
Lassen Municipal Utility District COP	4.00	5-1-2028	470,000	472,312
				4,814,187
Tax revenue: 0.08%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,267,997
Transportation revenue: 1.12%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	5,000,000	4,989,621
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.07	4-1-2056	2,750,000	2,736,662
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.92	4-1-2056	10,000,000	9,857,154
				17,583,437
Utilities revenue: 1.37%
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	7,000,000	6,993,435
California Community Choice Financing Authority Series C	5.00	10-1-2028	475,000	490,285
California Community Choice Financing Authority Series C	5.00	10-1-2029	675,000	701,505
California Community Choice Financing Authority Series C	5.00	10-1-2030	1,500,000	1,569,022
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2025	500,000	504,921
Long Beach Bond Finance Authority Series B (U.S. SOFR 3 Month+1.43%)±	4.64	11-15-2026	2,000,000	2,014,847
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	8,710,000	9,198,701
				21,472,716
				61,177,426
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 1.19%
Education revenue: 0.16%
University of Colorado Series C-3Aøø	2.00%	6-1-2051	$2,500,000	$2,465,359
GO revenue: 0.03%
Sand Creek Metropolitan District Series A (AGM Insured)	4.00	12-1-2025	400,000	401,946
Health revenue: 0.28%
Colorado Health Facilities Authority AdventHealth Obligated Group Series Bøø	5.00	11-15-2049	900,000	928,653
Colorado Health Facilities Authority Christian Living Neighborhoods Obligated Group	4.00	1-1-2025	325,000	325,000
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Fø	3.60	5-15-2062	3,100,000	3,100,000
				4,353,653
Miscellaneous revenue: 0.53%
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	12-31-2025	2,455,000	2,459,404
Colorado Bridge Enterprise High Performance Transportation AMT	4.00	6-30-2026	4,050,000	4,053,944
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2030	675,000	735,805
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2031	1,000,000	1,099,421
				8,348,574
Tax revenue: 0.03%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2033	500,000	505,800
Transportation revenue: 0.13%
E-470 Public Highway Authority Series A	5.00	9-1-2025	300,000	303,603
E-470 Public Highway Authority Series A	5.00	9-1-2026	1,750,000	1,804,766
				2,108,369
Water & sewer revenue: 0.03%
Central Weld County Water District (AGM Insured)	5.00	12-1-2027	500,000	526,675
				18,710,376
Connecticut: 1.63%
Education revenue: 0.42%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2025	140,000	139,939
Connecticut State HEFA Yale University Series B-2øø	3.20	7-1-2037	5,000,000	4,986,479
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2025	400,000	403,765
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	585,000	597,420
Connecticut State Higher Education Supplement Loan Authority Series D	5.00	11-15-2025	500,000	508,324
				6,635,927
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.84%
City of Bridgeport Series C	5.00%	2-15-2026	$1,325,000	$1,350,073
City of Danbury Series B BAN144A	5.00	2-24-2025	10,000,000	10,022,101
State of Connecticut Series C	4.00	6-1-2025	1,000,000	1,003,936
Town of Hamden Series A (BAM Insured)	5.00	8-1-2026	710,000	729,782
				13,105,892
Health revenue: 0.06%
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2026	375,000	381,855
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2027	250,000	259,863
Connecticut State HEFA Stamford Hospital Obligated Group Series M	5.00	7-1-2028	300,000	316,318
				958,036
Tax revenue: 0.31%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2026	1,200,000	1,230,160
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2027	3,400,000	3,560,243
				4,790,403
				25,490,258
Delaware: 0.25%
Utilities revenue: 0.25%
Delaware State EDA Delmarva Power & Light Co. Series Aøø	1.05	1-1-2031	4,000,000	3,931,943
District of Columbia: 1.31%
Airport revenue: 1.01%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2025	6,320,000	6,385,470
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2026	1,180,000	1,210,002
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2027	1,000,000	1,038,265
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2028	1,000,000	1,049,214
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2031	1,000,000	1,018,515
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2032	5,045,000	5,135,023
				15,836,489
Housing revenue: 0.13%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	5.00	7-15-2025	2,000,000	2,020,597
Water & sewer revenue: 0.17%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.85	10-1-2054	2,770,000	2,770,000
				20,627,086
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 4.34%
Airport revenue: 0.23%
Greater Orlando Aviation Authority Series A AMT	5.00%	10-1-2025	$2,000,000	$2,019,964
Tender Option Bond Trust Receipts/Certificates Series 2021- XF2947 (Barclays Bank plc LIQ)144Aø	3.68	10-1-2045	1,600,000	1,600,000
				3,619,964
Education revenue: 0.81%
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2025	1,000,000	1,007,803
Capital Projects Finance Authority Corp. 2000F Series A-1	5.00	10-1-2026	1,000,000	1,019,012
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2025	500,000	503,485
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2026	750,000	762,055
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2026	250,000	250,221
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2027	255,000	254,712
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2028	270,000	269,243
Tender Option Bond Trust Receipts/Certificates Series 2024- YX1352 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.53	4-1-2047	8,620,000	8,620,000
				12,686,531
Health revenue: 1.51%
Halifax Hospital Medical Center Obligated Group	5.00	6-1-2029	1,360,000	1,386,748
Highlands County Health Facilities Authority AdventHealth Obligated Group Series I-5ø	3.65	11-15-2035	11,815,000	11,815,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	4.20	4-1-2049	6,500,000	6,500,000
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	776,378
Lee County IDA Shell Point Obligated Group Series B-3	4.13	11-15-2029	2,500,000	2,504,472
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2025	180,000	178,364
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2026	185,000	181,745
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2027	215,000	209,653
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2028	200,000	193,575
				23,745,935
Miscellaneous revenue: 0.04%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.25	5-1-2028	695,000	701,210
Resource recovery revenue: 0.08%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,250,000	1,246,472
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.38%
Leon County School District	4.00%	9-1-2026	$6,000,000	$6,003,546
Transportation revenue: 0.44%
City of Miami Parking System Revenue (BAM Insured)	5.00	10-1-2029	1,945,000	2,082,002
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2026	735,000	752,609
Miami-Dade County Expressway Authority Series A	5.00	7-1-2028	4,000,000	4,004,811
				6,839,422
Utilities revenue: 0.06%
Orlando Utilities Commission Series Bøø	1.25	10-1-2046	1,000,000	897,111
Water & sewer revenue: 0.79%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2027	680,000	709,084
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2028	1,360,000	1,437,666
Tohopekaliga Water Authority144A	5.00	10-1-2025	9,160,000	9,276,588
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2026	400,000	411,679
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2027	200,000	209,465
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2028	250,000	265,817
				12,310,299
				68,050,490
Georgia: 5.05%
Health revenue: 0.29%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group Series B	5.00	4-1-2026	1,000,000	1,021,761
Development Authority for Fulton County Shepherd Center, Inc. (Truist Bank LOC)ø	4.20	9-1-2035	3,455,000	3,455,000
				4,476,761
Housing revenue: 0.80%
Roswell Housing Authority (Northern Trust Company LOC)ø	3.63	9-1-2027	12,600,000	12,600,000
Utilities revenue: 3.96%
Bartow County Development Authority Georgia Power Co.øø	3.95	12-1-2032	3,000,000	3,059,046
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,500,000	3,473,741
Development Authority of Burke County Georgia Power Co. Series 2øø	3.30	12-1-2049	2,500,000	2,481,155
Development Authority of Burke County Georgia Power Co. Series 4thøø	3.80	10-1-2032	8,500,000	8,555,046
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	2,500,000	2,344,834
Development Authority of Monroe County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2039	1,500,000	1,495,004
Main Street Natural Gas, Inc. Series A	4.00	12-1-2027	4,000,000	4,033,635
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,345,000	3,359,748
Main Street Natural Gas, Inc. Series Aøø	4.00	7-1-2052	1,000,000	1,007,102
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Main Street Natural Gas, Inc. Series A	5.00%	6-1-2028	$1,500,000	$1,556,217
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2052	8,000,000	8,330,205
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	3,000,000	3,156,517
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2054	2,000,000	2,128,131
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	8,900,000	8,797,427
Main Street Natural Gas, Inc. Series E	5.00	12-1-2028	2,225,000	2,318,982
Main Street Natural Gas, Inc. Series E	5.00	12-1-2029	2,750,000	2,884,872
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2025	200,000	200,000
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2026	300,000	305,078
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2027	165,000	171,203
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2027	300,000	314,105
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	1-1-2028	200,000	211,026
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2028	300,000	319,061
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2029	600,000	646,807
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2025	1,000,000	1,000,000
				62,148,942
				79,225,703
Guam: 0.42%
Airport revenue: 0.03%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	520,000	533,554
Miscellaneous revenue: 0.10%
Territory of Guam Series F	5.00	1-1-2028	500,000	518,719
Territory of Guam Series F	5.00	1-1-2029	1,000,000	1,044,575
				1,563,294
Utilities revenue: 0.26%
Guam Power Authority Series A	5.00	10-1-2026	3,265,000	3,353,407
Guam Power Authority Series A	5.00	10-1-2030	600,000	644,463
				3,997,870
Water & sewer revenue: 0.03%
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2025	450,000	453,459
				6,548,177
Hawaii: 1.01%
Housing revenue: 0.29%
City & County of Honolulu Komohale Maunakea Venture LP (Department of Housing and Urban Development Insured)øø	5.00	6-1-2027	4,500,000	4,596,263
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.53%
State of Hawaii Airports System Revenue AMT COP	5.25%	8-1-2025	$1,945,000	$1,952,815
State of Hawaii Airports System Revenue AMT COP	5.25	8-1-2026	6,350,000	6,390,454
				8,343,269
Utilities revenue: 0.19%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,899,966
				15,839,498
Illinois: 11.54%
Airport revenue: 0.86%
Chicago Midway International Airport Series A AMT	5.00	1-1-2030	3,755,000	3,957,667
Chicago Midway International Airport Series A AMT	5.00	1-1-2031	4,000,000	4,252,103
Chicago Midway International Airport Series B	5.00	1-1-2029	175,000	187,153
Chicago O’Hare International Airport Customer Facility Charge Revenue (BAM Insured)	5.00	1-1-2029	315,000	337,611
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	4,500,000	4,801,009
				13,535,543
Education revenue: 0.26%
Illinois Finance Authority Benedictine University	5.00	10-1-2027	630,000	612,779
Illinois Finance Authority Noble Network of Charter Schools	5.00	9-1-2025	240,000	239,926
Illinois State University Series A (AGM Insured)	5.00	4-1-2025	700,000	702,956
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2026	825,000	827,830
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2027	780,000	788,022
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2027	400,000	412,942
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2028	500,000	523,154
				4,107,609
GO revenue: 5.83%
Boone Mchenry & Dekalb Counties Community Unit School District 100 Series B	4.00	1-1-2028	2,100,000	2,143,429
Chicago Board of Education Series A	5.00	12-1-2031	1,710,000	1,741,686
Chicago Board of Education Series A (NPFGC Insured)	5.50	12-1-2026	1,540,000	1,553,211
Chicago Board of Education Series B	5.00	12-1-2025	2,460,000	2,473,386
Chicago Park District Series A	5.00	1-1-2028	1,000,000	1,013,474
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,012,356
Chicago Park District Series B	5.00	1-1-2029	1,500,000	1,599,389
City of Chicago Series A	5.00	1-1-2026	5,000,000	5,057,490
City of Chicago Series A	5.00	1-1-2027	6,380,000	6,531,465
City of Chicago Series A	5.00	1-1-2028	3,000,000	3,103,233
City of Chicago Series A	5.00	1-1-2029	340,000	355,018
City of Chicago Series A	5.25	1-1-2029	1,215,000	1,216,253
City of Chicago Series B	4.00	1-1-2030	6,316,000	6,365,430
City of Chicago Series B	5.00	1-1-2031	4,000,000	4,234,421
City of Geneva	4.00	2-1-2027	450,000	457,085
City of Geneva	4.00	2-1-2028	280,000	286,568
Community Unit School District No. 427 DeKalb & Kane Counties Illinois Series B (AGM Insured)¤	0.00	1-1-2025	3,235,000	3,235,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Cook County Township High School District No. 227 Rich Township Series B (BAM Insured)	4.00%	12-1-2031	$2,000,000	$2,052,384
County of Cook Series A	5.00	11-15-2025	1,200,000	1,217,529
County of Cook Series A	5.00	11-15-2026	1,950,000	2,013,317
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2026	635,000	641,578
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	4.00	5-1-2027	500,000	505,715
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	5.00	12-1-2029	7,500,000	7,511,768
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2026	960,000	978,822
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin Series B	4.00	12-15-2027	795,000	817,897
Macon County School District No. 61 Decatur Series C (AGM Insured)	4.00	1-1-2027	600,000	609,384
State of Illinois	5.00	5-1-2028	2,000,000	2,001,069
State of Illinois	5.00	4-1-2029	1,470,000	1,470,811
State of Illinois	5.25	2-1-2030	2,250,000	2,251,310
State of Illinois Series B	5.00	5-1-2030	13,500,000	14,549,424
State of Illinois Series D	5.00	11-1-2027	9,975,000	10,424,667
Village of Matteson Series A (BAM Insured)	4.00	12-1-2025	500,000	504,275
Village of Matteson Series A (BAM Insured)	4.00	12-1-2027	575,000	584,910
Village of Matteson Series B (BAM Insured)	4.00	12-1-2025	400,000	403,420
Village of Matteson Series C (BAM Insured)	4.00	12-1-2026	200,000	202,182
Village of Matteson Series C (BAM Insured)	4.00	12-1-2027	300,000	304,920
				91,424,276
Health revenue: 1.39%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	2,390,000	2,412,645
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series D (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2057	2,000,000	2,000,000
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2057	3,105,000	3,105,000
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2027	800,000	809,296
Illinois Finance Authority OSF Healthcare System Obligated Group Series B-2øø	5.00	5-15-2050	4,175,000	4,245,174
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.32	5-1-2042	2,250,000	2,225,753
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A144A	5.00	8-15-2029	4,895,000	4,930,336
Illinois Finance Authority University of Illinois	5.00	10-1-2025	500,000	504,000
Illinois Finance Authority University of Illinois	5.00	10-1-2026	600,000	611,270
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00%	10-15-2026	$465,000	$456,303
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2027	480,000	466,971
				21,766,748
Housing revenue: 1.00%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	4,500,000	4,471,576
Illinois Housing Development Authority Marshall Field Preservation LP (SIFMA Municipal Swap+1.00%) (FNMA LOC, FNMA LIQ)±	4.62	5-15-2050	7,500,000	7,505,675
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	3.00	6-15-2025	2,000,000	1,991,855
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2030	1,535,000	1,664,959
				15,634,065
Industrial development revenue: 0.27%
County of Peoria Caterpillar, Inc.ø	4.12	2-1-2030	4,300,000	4,300,000
Miscellaneous revenue: 0.28%
City of Chicago Lakeshore East Special Assessment Area144A	3.04	12-1-2028	241,000	231,336
Cook County Community High School District No. 212 Leyden Series C (BAM Insured)	5.00	12-1-2028	2,385,000	2,392,023
Northern Illinois University COP (BAM Insured)	5.00	4-1-2030	760,000	805,079
Northern Illinois University COP (BAM Insured)	5.00	4-1-2031	860,000	918,356
				4,346,794
Tax revenue: 0.75%
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,262,288
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2025	4,000,000	4,005,990
State of Illinois Sales Tax Revenue Series C	4.00	6-15-2027	370,000	370,516
State of Illinois Sales Tax Revenue Series C (BAM Insured)	4.00	6-15-2030	890,000	891,877
State of Illinois Sales Tax Revenue Series D	5.00	6-15-2027	1,275,000	1,300,294
				11,830,965
Transportation revenue: 0.14%
Illinois State Toll Highway Authority Series C	5.00	1-1-2027	2,050,000	2,125,904
Utilities revenue: 0.25%
City of Springfield Electric Revenue	5.00	3-1-2029	3,925,000	3,935,524
Water & sewer revenue: 0.51%
City of Chicago Wastewater Transmission Revenue Series C	5.00	1-1-2030	1,500,000	1,500,267
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,500,000	2,571,230
City of Chicago Waterworks Revenue (BAM Insured)	5.00	11-1-2030	3,500,000	3,608,141
City of Waukegan Water & Sewer System Revenue (AGM Insured)	5.00	12-30-2027	280,000	294,260
				7,973,898
				180,981,326
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 2.45%
Housing revenue: 0.82%
City of East Chicago Lakeshore Manorøø	3.69%	8-1-2025	$8,960,000	$8,958,024
IPS Multi-School Building Corp. Board of School Commissioners	5.00	1-15-2025	1,600,000	1,600,967
Mishawaka RDA Consolidated Allocation Area (BAM Insured)	5.00	2-15-2027	1,025,000	1,064,479
Tippecanoe County School Building Corp. Series B	5.00	1-15-2028	175,000	184,249
Tippecanoe County School Building Corp. Series B	5.00	7-15-2028	225,000	238,673
Tippecanoe County School Building Corp. Series B	5.00	1-15-2029	275,000	294,262
Tippecanoe County School Building Corp. Series B	5.00	1-15-2030	500,000	541,689
				12,882,343
Industrial development revenue: 0.41%
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)øø	3.90	12-1-2039	6,500,000	6,500,000
Miscellaneous revenue: 0.60%
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2026	3,000,000	3,078,616
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2027	6,000,000	6,258,635
				9,337,251
Utilities revenue: 0.17%
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	2,630,000	2,679,436
Water & sewer revenue: 0.45%
Terre Haute Sanitary District BAN	5.25	9-28-2028	7,000,000	7,002,654
				38,401,684
Iowa: 0.19%
GO revenue: 0.11%
City of Indianola	3.00	6-1-2027	855,000	846,884
City of Indianola	4.00	6-1-2028	880,000	906,384
				1,753,268
Health revenue: 0.08%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,200,000	1,212,383
				2,965,651
Kansas: 0.61%
GO revenue: 0.54%
City of Dodge City Series 2023-1	4.13	9-1-2025	3,000,000	3,002,117
City of Valley Center Series 1	4.38	12-1-2025	4,815,000	4,815,896
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2029	185,000	197,906
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2030	125,000	134,936
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2031	300,000	326,737
				8,477,592
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.07%
City of Wichita Presbyterian Manors Obligated Group	5.00%	5-15-2025	$1,055,000	$1,054,044
				9,531,636
Kentucky: 2.07%
Education revenue: 0.10%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2027	525,000	514,963
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2028	545,000	528,967
Kentucky Bond Development Corp. Centre College	4.00	6-1-2026	210,000	211,750
Kentucky Bond Development Corp. Centre College	4.00	6-1-2028	250,000	254,219
				1,509,899
Industrial development revenue: 0.17%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,750,000	2,735,728
Miscellaneous revenue: 0.15%
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2027	1,075,000	1,088,805
Kentucky Interlocal School Transportation Association COP	4.00	3-1-2029	960,000	972,868
Kentucky State University COP (BAM Insured)	5.00	11-1-2027	160,000	167,795
Kentucky State University COP (BAM Insured)	5.00	11-1-2028	200,000	212,901
				2,442,369
Utilities revenue: 1.52%
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,000,000	5,489,938
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	9,975,000	9,979,600
Kentucky Public Energy Authority Series A-1	5.00	7-1-2029	1,400,000	1,466,710
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	7,500,000	6,918,779
				23,855,027
Water & sewer revenue: 0.13%
County of Owen American Water/Kentucky-American Water Co. Obligated Groupøø	3.88	6-1-2040	2,000,000	1,992,786
				32,535,809
Louisiana: 0.53%
Health revenue: 0.47%
Louisiana PFA Children’s Medical Center Obligated Group Series A3øø	5.00	6-1-2045	3,250,000	3,380,864
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,020,682
				7,401,546
Water & sewer revenue: 0.06%
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	1,000,000	895,236
				8,296,782
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maine: 0.11%
Education revenue: 0.03%
Finance Authority of Maine Class A Series 2019A-1 AMT (AGM Insured)	5.00%	12-1-2025	$425,000	$429,993
Health revenue: 0.08%
Maine Health & Higher Educational Facilities Authority Obligated Group Series A	5.00	7-1-2026	500,000	511,705
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2025	810,000	816,362
				1,328,067
				1,758,060
Maryland: 1.00%
Health revenue: 0.55%
Maryland Health & Higher Educational Facilities Authority Luminis Health Obligated Group Series A	5.00	7-1-2031	3,500,000	3,574,684
Tender Option Bond Trust Receipts/Certificates Series 2024- MS0028 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.87	7-1-2042	5,000,000	5,000,000
				8,574,684
Housing revenue: 0.06%
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2029	935,000	963,800
Transportation revenue: 0.39%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	6,000,000	6,069,640
				15,608,124
Massachusetts: 0.55%
Education revenue: 0.05%
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2026	420,000	424,956
Massachusetts Development Finance Agency Springfield College Series A	5.00	6-1-2027	440,000	446,587
				871,543
GO revenue: 0.45%
Tender Option Bond Trust Receipts/Certificates Series 2022- ZL0339 (Morgan Stanley Bank LIQ)144Aø	3.64	10-1-2047	4,000,000	4,000,000
Whitman Hanson Regional School District BAN	5.88	5-15-2025	3,000,000	3,019,113
				7,019,113
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.05%
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00%	10-1-2026	$300,000	$308,502
Massachusetts Development Finance Agency Tufts Medicine Obligated Group Series C (AGM Insured)	5.00	10-1-2027	410,000	428,377
				736,879
				8,627,535
Michigan: 1.91%
Airport revenue: 0.09%
Gerald R Ford International Airport Authority AMT	5.00	1-1-2029	150,000	159,605
Gerald R Ford International Airport Authority AMT	5.00	1-1-2031	1,110,000	1,203,470
				1,363,075
Education revenue: 0.08%
Lake Superior State University (AGM Insured)	4.00	11-15-2026	390,000	394,299
Lake Superior State University (AGM Insured)	4.00	11-15-2027	405,000	412,068
Lake Superior State University (AGM Insured)	4.00	11-15-2028	405,000	412,856
				1,219,223
GO revenue: 0.04%
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2026	285,000	288,138
Clawson Public Schools (QSBLF Insured)	4.00	5-1-2028	300,000	308,777
				596,915
Health revenue: 0.48%
Michigan Finance Authority Bronson Health Care Group Obligated Group Series Cøø	3.75	11-15-2049	7,600,000	7,608,173
Housing revenue: 0.27%
Michigan State Building Authority Series Iø	3.73	4-15-2059	1,990,000	1,990,000
Michigan State Housing Development Authority Flats Phase I Ltd. Dividend Housing Association LLCøø	3.80	7-1-2041	2,250,000	2,254,945
				4,244,945
Industrial development revenue: 0.32%
Michigan Strategic Fund Consumers Energy Co. AMTøø	3.35	10-1-2049	3,000,000	2,960,031
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,994,638
				4,954,669
Utilities revenue: 0.63%
Michigan Strategic Fund DTE Electric Co. Series 2023DT AMTøø	3.88	6-1-2053	10,000,000	9,970,636
				29,957,636
Minnesota: 2.76%
Airport revenue: 0.07%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	1,100,000	1,100,000
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.09%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)øø	3.60%	12-1-2040	$1,400,000	$1,400,000
Health revenue: 1.89%
City of Minneapolis Allina Health Obligated Group Series Bøø	5.00	11-15-2053	15,935,000	17,002,965
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2030	1,000,000	1,007,353
Housing & RDA of The City of St. Paul Minnesota HealthPartners Obligated Group Series A	5.00	7-1-2031	11,500,000	11,558,558
				29,568,876
Housing revenue: 0.63%
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2026	180,000	183,655
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2027	330,000	343,197
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2028	345,000	365,124
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2029	370,000	396,806
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2030	390,000	423,484
City of Marshall Southwest & West Central Service Cooperatives Series A	6.00	2-1-2031	415,000	455,886
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.56	11-1-2035	5,760,000	5,760,000
Minnesota Housing Finance Agency Series A-2 (Department of Housing and Urban Development Insured)	3.88	8-1-2026	2,000,000	2,005,717
				9,933,869
Miscellaneous revenue: 0.02%
Duluth Independent School District No. 709 Series B COP	5.00	2-1-2025	375,000	375,513
Utilities revenue: 0.06%
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2027	400,000	414,959
Central Minnesota Municipal Power Agency (AGM Insured)	5.00	1-1-2028	500,000	527,586
				942,545
				43,320,803
Mississippi: 0.17%
Health revenue: 0.16%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	2,500,000	2,506,942
Industrial development revenue: 0.01%
Mississippi Business Finance Corp. Power Co. AMTø	4.30	5-1-2028	120,000	120,000
				2,626,942
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 1.48%
Education revenue: 0.16%
HEFA of the State of Missouri Webster University	5.00%	4-1-2026	$2,630,000	$2,538,391
Health revenue: 0.72%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,259,294
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series 2025A%%	5.00	2-1-2028	1,865,000	1,949,367
HEFA of the State of Missouri SSM Health Care Obligated Group Series Aøø	5.00	6-1-2039	3,000,000	3,144,337
Joplin IDA Freeman Health System Obligated Group	5.00	2-15-2031	850,000	921,000
				11,273,998
Housing revenue: 0.34%
County of Jackson Series A	5.00	12-1-2026	2,985,000	3,087,743
County of Jackson Series A	5.00	12-1-2030	2,040,000	2,235,796
				5,323,539
Miscellaneous revenue: 0.04%
County of Barry COP	5.00	10-1-2028	610,000	632,829
Utilities revenue: 0.22%
Missouri State Environmental Improvement & Energy Resources Authority Evergy Metro, Inc. AMTøø	3.50	5-1-2038	3,500,000	3,486,546
				23,255,303
Montana: 0.19%
Health revenue: 0.19%
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2025	325,000	328,060
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2027	500,000	519,757
Montana Facility Finance Authority Billings Clinic Obligated Group Series A	5.00	8-15-2028	2,015,000	2,119,469
				2,967,286
Nebraska: 1.44%
Airport revenue: 0.07%
Lincoln Airport Authority AMT	5.00	7-1-2028	1,000,000	1,043,941
Education revenue: 0.14%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.15	7-1-2035	2,180,000	2,156,194
Health revenue: 0.21%
Douglas County Hospital Authority No. 2 Children’s Hospital Obligated Group Series Bøø	5.00	11-15-2053	3,250,000	3,277,940
Housing revenue: 0.31%
City of Lincoln Central at South Haymarket LPøø	3.37	1-10-2048	5,000,000	4,965,082
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.71%
Central Plains Energy Project (Royal Bank of Canada LIQ)øø	4.00%	12-1-2049	$5,645,000	$5,651,167
Central Plains Energy Project No. 3 Series A	5.00	9-1-2031	1,685,000	1,775,802
Central Plains Energy Project No. 4 Series Aøø	5.00	5-1-2054	3,500,000	3,680,010
				11,106,979
				22,550,136
Nevada: 0.33%
GO revenue: 0.33%
Clark County School District Series B (AGM Insured)	5.00	6-15-2027	5,000,000	5,237,118
New Jersey: 1.58%
GO revenue: 0.05%
Newark Board of Education (BAM Insured)	5.00	7-15-2027	350,000	365,848
Newark Board of Education (BAM Insured)	5.00	7-15-2028	350,000	371,751
				737,599
Housing revenue: 1.12%
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2025	2,500,000	2,530,380
New Jersey Health Care Facilities Financing Authority Department of Human Services	5.00	9-15-2026	2,000,000	2,061,243
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.25	4-1-2025	2,465,000	2,460,312
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series D AMT	2.90	10-1-2025	1,200,000	1,190,043
New Jersey TTFA Series A-1	5.00	6-15-2030	3,265,000	3,330,513
Residual Interest Bond Floater Trust Various States Series 2024-012 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.75	11-1-2064	5,995,000	5,995,000
				17,567,491
Water & sewer revenue: 0.41%
Jersey City Municipal Utilities Authority Sewer Fund Series B	5.00	5-1-2025	1,500,000	1,506,837
New Jersey EDA American Water Co., Inc. Series B AMTøø	3.75	11-1-2034	5,000,000	4,984,393
				6,491,230
				24,796,320
New Mexico: 0.90%
Housing revenue: 0.25%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	4,000,000	3,954,622
Industrial development revenue: 0.65%
City of Farmington Public Service Co. of New Mexico Series Døø	3.90	6-1-2040	10,000,000	10,109,235
				14,063,857
New York: 7.82%
Airport revenue: 0.69%
Albany County Airport Authority Series B AMT	5.00	12-15-2026	1,070,000	1,098,013
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00%	12-1-2027	$5,000,000	$5,174,669
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2026	490,000	502,134
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2027	500,000	517,467
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2028	500,000	520,734
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2029	500,000	525,191
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	4.00	7-1-2031	2,525,000	2,494,807
				10,833,015
Education revenue: 0.74%
City of New Rochelle Iona College Series A	5.00	7-1-2031	1,070,000	1,076,483
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	960,000	903,480
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	700,000	693,136
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2025	600,000	604,474
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2028	825,000	861,934
New York State Dormitory Authority Pace University Series A	5.25	5-1-2028	250,000	263,127
New York State Dormitory Authority Pace University Series A	5.25	5-1-2030	500,000	538,055
New York State Dormitory Authority Pace University Series A	5.25	5-1-2031	375,000	408,124
St. Lawrence County Industrial Development Agency Clarkson University Capital Region Campus Series Bøø	1.55	9-1-2042	1,000,000	995,919
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2026	400,000	409,953
St. Lawrence County Industrial Development Agency University Project	5.00	7-1-2027	510,000	530,830
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0575 (JPMorgan Chase Bank N.A. LIQ)144Aø	4.10	7-1-2032	4,400,000	4,400,000
				11,685,515
GO revenue: 0.28%
City of Poughkeepsie	4.00	4-15-2027	480,000	475,381
Village of Lowville BAN	5.38	8-21-2025	3,550,000	3,555,499
Village of Washingtonville BAN	6.25	6-26-2025	420,000	422,083
				4,452,963
Health revenue: 0.35%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2026	500,000	508,728
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2027	950,000	982,604
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 21

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00%	8-1-2025	$3,000,000	$3,022,097
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	8-1-2026	1,000,000	1,021,342
				5,534,771
Housing revenue: 0.75%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	5,500,000	5,508,645
New York City Housing Development Corp. Series G-2 AMT	1.90	5-1-2025	515,000	512,561
New York City Housing Development Corp. Series G-2 AMT	1.95	11-1-2025	520,000	514,249
New York City Housing Development Corp. Series G-2 AMT	2.00	5-1-2026	535,000	519,902
New York Liberty Development Corp. Series A	1.20	11-15-2028	2,500,000	2,205,934
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,337,000
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	260,000	244,757
				11,843,048
Industrial development revenue: 1.57%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	2,500,000	2,481,846
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2025	12,925,000	12,925,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	3,965,000	4,011,399
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2028	5,000,000	5,177,421
				24,595,666
Miscellaneous revenue: 1.55%
Battery Park City Authority Series D-1 (TD Bank N.A. SPA)ø	3.95	11-1-2038	3,300,000	3,300,000
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,000,000	1,082,261
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	6,000,000	5,620,935
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series B	5.00	5-15-2026	10,000,000	10,287,551
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series C	5.00	11-15-2031	3,500,000	3,953,576
				24,244,323
Resource recovery revenue: 0.08%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-2 AMT144Aøø	5.13	9-1-2050	1,200,000	1,247,788
Transportation revenue: 1.40%
Metropolitan Transportation Authority Series A	5.00	11-15-2031	4,000,000	4,420,734
Metropolitan Transportation Authority Series A2	5.00	11-15-2028	3,500,000	3,594,185
Metropolitan Transportation Authority Series A-2øø	5.00	11-15-2045	8,310,000	8,891,923
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Metropolitan Transportation Authority Series B	5.00%	11-15-2028	$365,000	$389,020
Metropolitan Transportation Authority Series D	5.00	11-15-2026	4,475,000	4,623,047
				21,918,909
Utilities revenue: 0.22%
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,374,930
Water & sewer revenue: 0.19%
New York City Municipal Water Finance Authority Water & Sewer System Series AA-2 (JPMorgan Chase Bank N.A. SPA)ø	4.05	6-15-2050	700,000	700,000
New York City Municipal Water Finance Authority Water & Sewer System Series DD	5.00	6-15-2026	2,225,000	2,293,047
				2,993,047
				122,723,975
North Carolina: 0.94%
Health revenue: 0.23%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,461,314
North Carolina Medical Care Commission Friends Homes Obligated Group Series B2	2.30	9-1-2025	1,250,000	1,233,165
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2026	245,000	247,286
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2027	295,000	300,463
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	5.00	3-1-2028	305,000	313,020
				3,555,248
Housing revenue: 0.07%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2028	1,155,000	1,169,289
Resource recovery revenue: 0.64%
North Carolina Capital Facilities Finance Agency Republic Services, Inc. AMTøø	3.80	6-1-2038	10,000,000	10,000,000
				14,724,537
North Dakota: 0.61%
Health revenue: 0.61%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2025	380,000	381,492
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2026	435,000	443,715
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2027	1,125,000	1,157,740
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2028	1,525,000	1,582,672
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,750,000	1,825,513
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	3,410,000	3,578,183
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 23

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00%	12-1-2030	$200,000	$214,536
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2031	325,000	351,480
				9,535,331
Ohio: 3.17%
GO revenue: 0.95%
City of Cleveland Series A	5.00	12-1-2026	3,610,000	3,669,549
City of Fairview Park BAN	5.00	11-13-2025	5,000,000	5,049,469
County of Lake BAN	4.38	6-26-2025	6,165,000	6,182,964
				14,901,982
Health revenue: 0.94%
Akron Bath Copley Joint Township Hospital District Summa Health System Obligated Group	5.00	11-15-2025	495,000	500,106
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	10,000,000	10,388,014
County of Hamilton UC Health Obligated Group	5.00	9-15-2026	655,000	662,330
State of Ohio Premier Health Partners Obligated Group	5.00	11-15-2025	265,000	267,280
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bøø	5.00	1-15-2050	2,905,000	2,906,548
				14,724,278
Housing revenue: 0.32%
Cuyahoga Metropolitan Housing Authority Wade Park LP (FHA Insured)øø	4.75	12-1-2027	4,000,000	4,043,486
State of Ohio Series A-2	4.00	4-1-2031	900,000	901,728
				4,945,214
Industrial development revenue: 0.23%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	3,750,000	3,678,482
Miscellaneous revenue: 0.04%
Dayton City School District COP	3.00	12-1-2026	180,000	178,535
Dayton City School District COP	3.00	12-1-2027	270,000	266,511
Dayton City School District COP	4.00	12-1-2028	230,000	235,115
				680,161
Tax revenue: 0.36%
City of Akron Income Tax Revenue	4.00	12-1-2027	3,540,000	3,620,779
City of Akron Income Tax Revenue	4.00	12-1-2028	2,000,000	2,059,284
				5,680,063
Utilities revenue: 0.33%
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00	2-15-2027	400,000	415,556
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
American Municipal Power, Inc. AMP Fremont Energy Center Revenue Series A	5.00%	2-15-2029	$350,000	$374,941
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2025	1,200,000	1,202,396
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2026	1,500,000	1,529,215
American Municipal Power, Inc. Combined Hydroelectric Revenue Series A	5.00	2-15-2027	1,600,000	1,662,224
				5,184,332
				49,794,512
Oklahoma: 1.98%
GO revenue: 0.15%
Canadian County Independent School District No. 34 El Reno	3.65	7-1-2025	2,355,000	2,350,309
Health revenue: 0.32%
Comanche County Hospital Authority	5.00	7-1-2025	600,000	600,080
Comanche County Hospital Authority	5.00	7-1-2027	1,800,000	1,800,083
Comanche County Hospital Authority	5.00	7-1-2029	500,000	500,016
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series A	5.00	8-15-2031	2,000,000	2,012,218
				4,912,397
Housing revenue: 1.37%
Cleveland County Educational Facilities Authority Independent School District No. 29 Norman Series A	5.00	6-1-2030	2,540,000	2,738,077
Creek County Educational Facilities Authority Independent School District No. 2 Bristow	5.00	9-1-2031	3,900,000	4,192,351
Kingfisher Special Projects Authority Independent School District No. 7	4.00	3-1-2026	2,005,000	2,019,945
Mcintosh County Educational Facilities Authority Independent School District No. 19 Checotah	2.00	9-1-2027	415,000	390,129
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2025	550,000	551,167
Oklahoma County Finance Authority Independent School District No. 9 Jones	4.00	9-1-2026	590,000	594,035
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2030	3,500,000	3,800,520
Ottawa County Educational Facilities Authority Independent School District No. 23 Miami	5.00	9-1-2025	930,000	937,703
Tulsa County Industrial Authority Independent School District No. 3 Broken Arrow	5.00	9-1-2025	3,000,000	3,004,331
Wagoner County School Development Authority Independent School District No. 19	4.00	9-1-2025	1,255,000	1,259,876
Washington County Educational Facilities Authority Independent School District No. 7 Dewey	5.00	9-1-2031	445,000	467,125
Weatherford Industrial Trust Independent School District No. 26	5.00	3-1-2027	1,475,000	1,521,033
				21,476,292
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 25

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
Kay County Public Buildings Authority Sales Tax Revenue	2.25%	4-1-2025	$735,000	$729,853
Kay County Public Buildings Authority Sales Tax Revenue	2.38	4-1-2026	750,000	726,742
				1,456,595
Tax revenue: 0.05%
Jackson County Facilities Authority Courthouse Project	4.00	10-1-2027	810,000	821,837
				31,017,430
Oregon: 1.85%
Airport revenue: 0.76%
Port of Portland Airport Revenue Series 26-C AMT	5.00	7-1-2026	1,240,000	1,265,388
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2030	10,000,000	10,646,912
				11,912,300
GO revenue: 0.77%
Port of Morrow Series A	4.00	6-1-2026	345,000	347,669
Port of Morrow Series A	4.00	6-1-2027	535,000	542,592
State of Oregon Article XI-Q State Projects Series A	5.00	5-1-2028	10,485,000	11,187,226
				12,077,487
Industrial development revenue: 0.32%
Oregon State Business Development Commission Intel Corp. Series 232øø	3.80	12-1-2040	5,000,000	5,031,061
				29,020,848
Pennsylvania: 5.86%
Airport revenue: 0.43%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2027	2,000,000	2,049,789
Allegheny County Airport Authority Series A AMT	5.00	1-1-2028	2,000,000	2,073,726
City of Philadelphia Airport Revenue Series A	5.00	7-1-2026	1,160,000	1,192,462
City of Philadelphia Airport Revenue Series A	5.00	7-1-2027	1,400,000	1,465,880
				6,781,857
Education revenue: 0.89%
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2027	385,000	393,170
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2028	415,000	426,084
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2025	965,000	963,105
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2026	1,005,000	1,003,337
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2028	1,090,000	1,087,769
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2026	1,475,000	1,493,310
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	500,000	514,528
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2029	1,115,000	1,187,310
Pennsylvania Higher Educational Facilities Authority Drexel University Series A (AGM Insured)	5.00	5-1-2030	1,795,000	1,932,015
The accompanying notes are an integral part of these financial statements.
26 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Pennsylvania Higher Educational Facilities Authority York College Series T4øø	4.50%	5-1-2033	$3,240,000	$3,254,393
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2029	1,695,000	1,695,560
				13,950,581
GO revenue: 0.82%
Albert Gallatin Area School District Series A (AGM Insured)	4.00	9-1-2025	1,130,000	1,136,315
Albert Gallatin Area School District Series B (AGM Insured)	4.00	9-1-2025	350,000	351,956
Allentown City School District (BAM Insured)	5.00	2-1-2027	3,875,000	3,996,265
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2025	220,000	216,685
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2027	200,000	189,437
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2028	220,000	203,953
Butler Area School District (AGM Insured)	5.00	10-1-2025	4,695,000	4,757,545
City of Oil City Series A (AGM Insured)	4.00	12-1-2026	200,000	203,310
City of Oil City Series A (AGM Insured)	4.00	12-1-2027	195,000	199,516
City of Oil City Series A (AGM Insured)	4.00	12-1-2028	200,000	205,272
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	1,325,000	1,343,785
				12,804,039
Health revenue: 1.54%
Doylestown Hospital Authority Series A	5.00	7-1-2027	1,305,000	1,305,875
Geisinger Authority Health System Obligated Group Series Bøø	5.00	4-1-2043	10,000,000	10,314,682
Jefferson County Hospital Authority Punxsutawney Area Hospital, Inc.144A	4.50	1-15-2027	7,000,000	7,021,370
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.00	11-1-2030	2,030,000	2,139,546
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2029	190,000	200,316
Lancaster Municipal Authority Garden Spot Village Obligated Group Series A	5.00	5-1-2031	210,000	224,275
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2029	440,000	471,599
Monroeville Finance Authority UPMC Obligated Group Series C	5.00	5-15-2030	515,000	558,590
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2029	1,935,000	2,005,382
				24,241,635
Housing revenue: 0.46%
Pennsylvania Housing Finance Agency Series 125A AMT	2.38	10-1-2025	3,560,000	3,517,594
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	3,245,000	3,253,122
Pennsylvania Housing Finance Agency Series 137	5.00	10-1-2025	220,000	222,566
Pennsylvania Housing Finance Agency Series 137	5.00	4-1-2026	240,000	244,769
				7,238,051
Miscellaneous revenue: 0.35%
Pennsylvania EDFA Philadelphia Water Department	3.00	1-1-2025	505,000	505,000
Pennsylvania EDFA Philadelphia Water Department	4.00	1-1-2026	615,000	617,561
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 27

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
RDA of the City of Philadelphia Series A	5.00%	4-15-2028	$2,300,000	$2,311,613
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	5.00	2-1-2026	2,000,000	2,039,707
				5,473,881
Resource recovery revenue: 0.45%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	7,000,000
Tax revenue: 0.10%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2026	500,000	508,953
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2027	500,000	516,294
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2028	500,000	522,275
				1,547,522
Transportation revenue: 0.75%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2025	530,000	532,858
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2026	545,000	550,574
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	4.47	7-15-2041	8,500,000	8,485,803
Pennsylvania Turnpike Commission (TD Bank N.A. LOC)ø	3.65	12-1-2039	1,500,000	1,500,000
Pennsylvania Turnpike Commission Series B	5.00	12-1-2025	300,000	305,141
Pennsylvania Turnpike Commission Series B	5.00	12-1-2026	350,000	362,913
				11,737,289
Water & sewer revenue: 0.07%
Allegheny County Sanitary Authority Series A	5.00	6-1-2026	850,000	871,562
Allegheny County Sanitary Authority Series A	5.00	6-1-2027	300,000	314,072
				1,185,634
				91,960,489
Rhode Island: 0.10%
Housing revenue: 0.10%
Providence Public Building Authority Series A (AGC Insured)	5.00	9-15-2030	1,500,000	1,626,489
South Carolina: 0.65%
GO revenue: 0.23%
County of Colleton General Obligation Capital Project (BAM Insured)	4.00	7-1-2027	3,535,000	3,621,997
Health revenue: 0.02%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2030	250,000	260,394
Utilities revenue: 0.40%
Piedmont Municipal Power Agency (NPFGC Insured)	5.38	1-1-2025	4,515,000	4,515,000
South Carolina Public Service Authority Series A	5.00	12-1-2031	850,000	937,739
The accompanying notes are an integral part of these financial statements.
28 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
South Carolina Public Service Authority Series C	5.00%	12-1-2026	$400,000	$413,542
South Carolina Public Service Authority Series C	5.00	12-1-2027	420,000	441,668
				6,307,949
				10,190,340
Tennessee: 1.23%
Airport revenue: 0.29%
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2027	675,000	697,716
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2028	1,000,000	1,046,335
Metropolitan Nashville Airport Authority Series B AMT	5.00	7-1-2029	2,675,000	2,829,695
				4,573,746
Health revenue: 0.11%
City of Jackson West Tennessee Healthcare Obligated Group Series A	5.00	4-1-2029	770,000	799,896
Shelby County Health Educational & Housing Facilities Board Methodist Le Bonheur Healthcare Obligated Group Series B (AGM Insured) (Truist Bank SPA)ø	4.08	6-1-2042	970,000	970,000
				1,769,896
Utilities revenue: 0.83%
City of Memphis Electric System Revenue Series A	5.00	12-1-2025	600,000	610,005
City of Memphis Electric System Revenue Series A	5.00	12-1-2026	600,000	621,557
City of Memphis Electric System Revenue Series A	5.00	12-1-2027	450,000	475,669
Tennergy Corp. Series A	5.50	12-1-2028	1,000,000	1,055,042
Tennergy Corp. Series Aøø	5.50	10-1-2053	2,500,000	2,669,525
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	7,500,000	7,518,938
				12,950,736
				19,294,378
Texas: 11.90%
Airport revenue: 1.00%
City of Austin Airport System Revenue AMT	5.00	11-15-2025	1,500,000	1,518,558
City of El Paso Airport Revenue AMT	5.00	8-15-2025	3,110,000	3,132,993
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,020,474
City of Houston Airport System Revenue Series A AMT	5.00	7-1-2027	1,000,000	1,033,654
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2028	3,000,000	3,139,003
City of Houston Airport System Revenue Series B	5.00	7-1-2026	1,500,000	1,542,198
Dallas Fort Worth International Airport Series A	5.00	11-1-2025	1,000,000	1,015,639
Love Field Airport Modernization Corp. Dallas Airport Revenue AMT	5.00	11-1-2026	3,250,000	3,318,289
				15,720,808
Education revenue: 0.67%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2027	350,000	353,679
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2028	290,000	293,860
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 29

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. Braination, Inc.	5.00%	8-15-2030	$200,000	$216,839
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2031	205,000	224,560
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2032	215,000	237,195
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2025	360,000	362,243
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2027	500,000	519,559
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2028	300,000	315,708
Odessa Junior College District (AGM Insured)	4.00	7-1-2028	400,000	409,944
Tender Option Bond Trust Receipts/Certificates Series 2021- MS0002 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	4.02	6-15-2056	3,500,000	3,500,000
Texas A&M University Series A	5.00	5-15-2025	3,000,000	3,021,761
Texas PFA Southern University (BAM Insured)	5.00	5-1-2028	1,000,000	1,020,735
				10,476,083
GO revenue: 2.67%
Andrews County Hospital District	5.00	3-15-2027	1,750,000	1,803,786
City of Port Arthur (BAM Insured)	5.00	2-15-2026	290,000	295,669
City of Port Arthur (BAM Insured)	5.00	2-15-2027	310,000	322,069
City of Port Arthur (BAM Insured)	5.00	2-15-2028	365,000	385,437
Comal Independent School District	5.00	2-1-2025	2,790,000	2,793,856
County of Fort Bend	5.00	3-1-2025	7,000,000	7,021,455
Cypress-Fairbanks Independent School District	5.00	2-15-2029	6,530,000	6,543,166
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,230,000	1,162,136
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,075,419
Katy Independent School District Series Cøø	4.00	8-15-2050	6,000,000	6,064,832
Pasadena Independent School District Series A	4.00	2-15-2032	9,000,000	8,999,835
Tender Option Bond Trust Receipts/Certificates Series 2024- ZF3246 (Morgan Stanley LIQ)144Aø	3.65	9-1-2057	1,400,000	1,400,000
				41,867,660
Health revenue: 2.07%
Harris County Cultural Education Facilities Finance Corp. Memorial Hermann Health System Obligated Group Series Bøø	5.00	6-1-2050	5,000,000	5,286,665
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series Bøø	5.00	10-1-2051	8,500,000	9,424,338
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2030	850,000	926,593
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2031	900,000	993,696
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.75	11-15-2050	5,000,000	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series Eøø	5.00	11-15-2052	4,000,000	4,079,678
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group Series A	5.00	11-15-2026	1,440,000	1,454,407
The accompanying notes are an integral part of these financial statements.
30 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series A (TD Bank N.A. LOC)ø	3.80%	10-1-2041	$4,980,000	$4,980,000
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.80	10-1-2041	300,000	300,000
				32,445,377
Housing revenue: 1.13%
Alamo Area Housing Finance Corp. Cedar Bluff Apartments LPøø	3.39	7-10-2044	5,000,000	4,960,911
Arlington Housing Finance Corp. Reserve at Mayfield LLCøø	3.50	11-1-2043	5,000,000	4,995,492
Houston Housing Finance Corp. Cordova Apartmentsøø	3.65	2-1-2048	3,700,000	3,713,825
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.94	3-1-2038	2,000,000	2,000,000
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	2,000,000	2,011,556
				17,681,784
Industrial development revenue: 0.56%
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	7,000,000	7,018,638
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	1.88	1-1-2026	800,000	781,334
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.00	1-1-2027	525,000	501,741
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.13	1-1-2028	575,000	539,573
				8,841,286
Miscellaneous revenue: 0.21%
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2029	420,000	453,754
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue (AGM Insured)	5.00	10-1-2030	1,520,000	1,663,000
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2029	400,000	432,146
Greater Texoma Utility Authority City of Sherman Water & Sewer System Revenue Series A (BAM Insured)	5.00	10-1-2030	750,000	820,559
				3,369,459
Resource recovery revenue: 0.45%
Matagorda County Navigation District No. 1 AEP Texas, Inc. Series A (Ambac Insured)	4.40	5-1-2030	3,500,000	3,624,159
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	4.30	4-1-2040	3,400,000	3,400,000
				7,024,159
Tax revenue: 0.34%
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2025	480,000	482,488
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 31

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00%	10-1-2026	$510,000	$518,168
Baytown Municipal Development District Convention Center Hotel Revenue Series C	5.00	10-1-2027	845,000	865,455
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	3,500,000	3,503,826
				5,369,937
Transportation revenue: 1.00%
Central Texas Turnpike System Series Bøø	5.00	8-15-2042	10,000,000	10,621,875
Central Texas Turnpike System Series C	5.00	8-15-2031	3,500,000	3,860,216
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2030	450,000	489,188
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2031	600,000	660,922
				15,632,201
Utilities revenue: 1.58%
City of San Antonio Electric & Gas Systems Revenueøø	1.75	2-1-2049	11,500,000	11,276,419
Lower Colorado River Authority	5.00	5-15-2027	2,000,000	2,085,870
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2027	1,385,000	1,446,079
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2028	2,285,000	2,422,889
Texas Municipal Gas Acquisition & Supply Corp. II (SIFMA Municipal Swap+0.55%)±	4.17	9-15-2027	5,035,000	4,989,328
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2026	950,000	945,751
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2027	1,600,000	1,579,011
				24,745,347
Water & sewer revenue: 0.22%
San Antonio Water System Series A (Truist Bank SPA)ø	4.08	5-1-2054	3,500,000	3,500,000
				186,674,101
Utah: 0.30%
Airport revenue: 0.23%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	3,600,000	3,622,065
Telecom revenue: 0.02%
Utah Infrastructure Agency	3.00	10-15-2026	310,000	305,482
Utilities revenue: 0.05%
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2030	385,000	417,663
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2031	300,000	329,144
				746,807
				4,674,354
Vermont: 0.25%
Housing revenue: 0.25%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	3,973,294
Virginia: 1.77%
Airport revenue: 0.10%
Virginia Port Authority Series B AMT	5.00	7-1-2029	1,500,000	1,527,133
The accompanying notes are an integral part of these financial statements.
32 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.05%
Virginia College Building Authority Regent University	5.00%	6-1-2026	$300,000	$303,828
Virginia College Building Authority Regent University	5.00	6-1-2027	275,000	281,587
Virginia College Building Authority Regent University	5.00	6-1-2028	300,000	309,630
				895,045
Housing revenue: 0.98%
Arlington County IDA Park Shirlington Preservation LP Series A	5.00	1-1-2026	6,000,000	6,107,748
Tender Option Bond Trust Receipts/Certificates Series 2024- XX1356 (Barclays Bank plc LIQ)144Aø	3.53	12-1-2066	1,750,000	1,750,000
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	7,500,000	7,469,870
				15,327,618
Tax revenue: 0.06%
Marquis CDA of York County Virginia CAB144A	7.50	9-1-2045	680,000	238,000
Marquis CDA of York County Virginia Series A	5.10	9-1-2036	2,169,000	759,150
Marquis CDA of York County Virginia Series C CAB¤	0.00	9-1-2041	3,493,000	8,733
				1,005,883
Utilities revenue: 0.58%
Louisa IDA Virginia Electric & Power Co. Series Aøø	3.65	11-1-2035	9,000,000	9,078,322
				27,834,001
Washington: 2.35%
GO revenue: 0.47%
City of Seattle Series A	4.00	4-1-2031	2,395,000	2,413,847
State of Washington	5.00	6-1-2025	1,000,000	1,008,178
State of Washington	5.00	6-1-2026	1,570,000	1,616,008
Tacoma Metropolitan Park District	5.00	12-1-2026	2,250,000	2,333,244
				7,371,277
Health revenue: 1.21%
Skagit County Public Hospital District No. 1	5.00	12-1-2027	3,655,000	3,726,151
Skagit County Public Hospital District No. 1	5.00	12-1-2028	2,000,000	2,034,676
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2øø	5.00	8-1-2049	8,430,000	8,449,692
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	4,125,000	4,253,048
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2025	275,000	278,318
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group144A	5.00	12-1-2026	285,000	293,097
				19,034,982
Housing revenue: 0.49%
FYI Properties State of Washington Consolidated Technology Services	5.00	6-1-2027	1,000,000	1,044,292
King County Housing Authority	4.00	10-1-2027	300,000	302,896
Snohomish County Housing Authority	5.00	4-1-2025	500,000	501,743
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 33

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Snohomish County Housing Authority	5.00%	4-1-2026	$730,000	$743,681
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,033,618
				7,626,230
Utilities revenue: 0.18%
Energy Northwest Bonneville Power Administration Series A	5.00	7-1-2030	2,500,000	2,754,449
				36,786,938
West Virginia: 0.16%
Resource recovery revenue: 0.16%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,519,337
Wisconsin: 3.43%
GO revenue: 0.05%
Monroe School District (AGM Insured)	5.00	3-1-2030	675,000	730,438
Health revenue: 2.15%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2027	200,000	206,451
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2028	225,000	234,751
Tender Option Bond Trust Receipts/Certificates Series 2024- XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.62	2-15-2054	1,275,000	1,275,000
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,735,000	2,738,037
Wisconsin HEFA Advocate Aurora Health Obligated Group Series C- 3øø	5.00	8-15-2054	1,250,000	1,278,252
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2025	1,000,000	1,007,358
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2026	1,060,000	1,084,036
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	5.00	2-15-2029	2,500,000	2,627,904
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series B2øø##	5.00	2-15-2051	18,300,000	18,637,313
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2029	1,000,000	1,001,218
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2025	245,000	244,715
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2026	355,000	355,251
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2030	1,035,000	1,034,328
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2026	795,000	790,759
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2028	860,000	852,853
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2027	140,000	139,022
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2028	195,000	193,379
				33,700,627
The accompanying notes are an integral part of these financial statements.
34 | Allspring Short-Term Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
PFA Waste Management, Inc. Series A-2 AMT	2.88%	5-1-2027	$1,400,000	$1,364,463
Miscellaneous revenue: 0.70%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.30	6-1-2036	7,500,000	7,500,000
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,500,000	3,558,587
				11,058,587
Tax revenue: 0.15%
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	2,310,000	2,379,068
Utilities revenue: 0.19%
PFA Duke Energy Progress LLC Series A-1øø	3.30	10-1-2046	3,000,000	2,990,929
Water & sewer revenue: 0.10%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,600,000	1,547,802
				53,771,914
Wyoming: 0.22%
Health revenue: 0.22%
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	3,500,000	3,497,661
Total municipal obligations (Cost $1,559,113,868)				1,540,852,794

Yield
Short-term investments: 0.35%
Commercial paper: 0.32%
County of Mercer	3.25	2-12-2025	5,000,000	4,999,954

			Shares
Investment companies: 0.03%
Allspring Government Money Market Fund Select Class♠∞##		4.42	475,387	475,387
Total short-term investments (Cost $5,475,387)				5,475,341
Total investments in securities (Cost $1,574,589,255)	99.22%			1,556,328,135
Other assets and liabilities, net	0.78			12,298,605
Total net assets	100.00%			$1,568,626,740

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 35

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,979,316	$288,168,347	$(294,672,276)	$0	$0	$475,387	475,387	$151,486
The accompanying notes are an integral part of these financial statements.
36 | Allspring Short-Term Municipal Bond Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,574,113,868)	$1,555,852,748
Investments in affiliated securities, at value (cost $475,387)	475,387
Cash	150,000
Receivable for interest	16,305,547
Receivable for Fund shares sold	1,772,277
Receivable for investments sold	370,000
Prepaid expenses and other assets	2,839
Total assets	1,574,928,798
Liabilities
Payable for Fund shares redeemed	3,126,355
Payable for when-issued transactions	1,953,401
Management fee payable	375,864
Dividends payable	355,298
Administration fees payable	122,214
Shareholder servicing fees payable	71,577
Distribution fee payable	3,051
Trustees’ fees and expenses payable	2,557
Accrued expenses and other liabilities	291,741
Total liabilities	6,302,058
Total net assets	$1,568,626,740
Net assets consist of
Paid-in capital	$1,649,951,463
Total distributable loss	(81,324,723)
Total net assets	$1,568,626,740
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 37

Statement of assets and liabilities—December 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$316,539,821
Shares outstanding–Class A1	32,772,985
Net asset value per share–Class A	$9.66
Maximum offering price per share – Class A2	$9.86
Net assets–Class C	$4,692,183
Shares outstanding–Class C1	485,786
Net asset value per share–Class C	$9.66
Net assets–Class R6	$131,611,867
Shares outstanding–Class R6[1]	13,600,431
Net asset value per share–Class R6	$9.68
Net assets–Administrator Class	$1,587,248
Shares outstanding–Administrator Class[1]	164,409
Net asset value per share–Administrator Class	$9.65
Net assets–Institutional Class	$1,114,195,621
Shares outstanding–Institutional Class[1]	115,155,028
Net asset value per share–Institutional Class	$9.68
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
38 | Allspring Short-Term Municipal Bond Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$25,330,743
Income from affiliated securities	151,486
Total investment income	25,482,229
Expenses
Management fee	2,857,645
Administration fees
Class A	248,908
Class C	3,494
Class R6	20,375
Administrator Class	831
Institutional Class	482,617
Shareholder servicing fees
Class A	414,465
Class C	5,823
Administrator Class	2,043
Distribution fee
Class C	17,470
Custody and accounting fees	33,131
Professional fees	43,854
Registration fees	30,078
Shareholder report expenses	57,513
Trustees’ fees and expenses	13,167
Other fees and expenses	27,239
Total expenses	4,258,653
Less: Fee waivers and/or expense reimbursements
Fund-level	(366,099)
Class A	(156,424)
Class C	(2,208)
Administrator Class	(584)
Net expenses	3,733,338
Net investment income	21,748,891
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,351,251)
Net change in unrealized gains (losses) on investments	12,262,231
Net realized and unrealized gains (losses) on investments	10,910,980
Net increase in net assets resulting from operations	$32,659,871
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 39

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$21,748,891		$46,200,480
Net realized gains (losses) on investments		(1,351,251)		423,776
Net change in unrealized gains (losses) on investments		12,262,231		16,245,260
Net increase in net assets resulting from operations		32,659,871		62,869,516
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,978,306)		(8,459,932)
Class C		(38,465)		(73,197)
Class R6		(1,817,926)		(4,010,731)
Administrator Class		(20,165)		(54,482)
Institutional Class		(15,840,082)		(34,509,776)
Total distributions to shareholders		(21,694,944)		(47,108,118)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,180,522	11,421,345	3,464,958	33,041,706
Class C	59,420	574,710	95,241	911,018
Class R6	1,191,614	11,555,210	2,666,949	25,496,467
Administrator Class	14,870	143,200	18,036	171,188
Institutional Class	17,877,122	173,269,979	33,507,349	320,354,286
		196,964,444		379,974,665
Reinvestment of distributions
Class A	385,276	3,730,888	838,085	7,994,142
Class C	3,905	37,821	7,649	72,982
Class R6	130,581	1,266,872	262,252	2,506,692
Administrator Class	1,800	17,422	4,025	38,360
Institutional Class	1,547,143	15,010,737	3,462,749	33,088,389
		20,063,740		43,700,565
Payment for shares redeemed
Class A	(3,384,753)	(32,753,376)	(11,533,055)	(109,955,975)
Class C	(40,314)	(390,460)	(137,279)	(1,311,906)
Class R6	(2,178,220)	(21,101,188)	(7,303,578)	(69,698,647)
Administrator Class	(20,037)	(193,982)	(139,450)	(1,331,699)
Institutional Class	(33,355,590)	(323,673,841)	(55,396,072)	(529,407,381)
		(378,112,847)		(711,705,608)
Net decrease in net assets resulting from capital share transactions		(161,084,663)		(288,030,378)
Total decrease in net assets		(150,119,736)		(272,268,980)
Net assets
Beginning of period		1,718,746,476		1,991,015,456
End of period		$1,568,626,740		$1,718,746,476
The accompanying notes are an integral part of these financial statements.
40 | Allspring Short-Term Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.52	$9.54	$9.95	$9.92	$9.92
Net investment income	0.12 [1]	0.22 [1]	0.16 [1]	0.10	0.12	0.15
Net realized and unrealized gains (losses) on investments	0.06	0.08	(0.01)	(0.41)	0.03	(0.01)
Total from investment operations	0.18	0.30	0.15	(0.31)	0.15	0.14
Distributions to shareholders from
Net investment income	(0.12)	(0.22)	(0.17)	(0.10)	(0.12)	(0.14)
Net asset value, end of period	$9.66	$9.60	$9.52	$9.54	$9.95	$9.92
Total return[2]	1.85%	3.24%	1.53%	(3.09)%	1.52%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.76%	0.76%	0.76%	0.77%	0.76%
Net expenses	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	2.40%	2.30%	1.71%	1.05%	1.20%	1.52%
Supplemental data
Portfolio turnover rate	18%	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$316,540	$332,104	$397,949	$522,582	$685,618	$743,254

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.52	$9.54	$9.95	$9.92	$9.92
Net investment income	0.08 [1]	0.15 [1]	0.09 [1]	0.03	0.05	0.08
Net realized and unrealized gains (losses) on investments	0.06	0.08	(0.02)	(0.41)	0.03	(0.01)
Total from investment operations	0.14	0.23	0.07	(0.38)	0.08	0.07
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.09)	(0.03)	(0.05)	(0.07)
Net asset value, end of period	$9.66	$9.60	$9.52	$9.54	$9.95	$9.92
Total return[2]	1.46%	2.47%	0.77%	(3.82)%	0.76%	0.71%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.51%	1.51%	1.51%	1.51%	1.50%
Net expenses	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income	1.66%	1.55%	0.97%	0.30%	0.45%	0.77%
Supplemental data
Portfolio turnover rate	18%	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$4,692	$4,443	$4,731	$5,058	$6,962	$16,870

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
42 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.62	$9.53	$9.56	$9.97	$9.94	$9.94
Net investment income	0.13 [1]	0.24 [1]	0.19 [1]	0.13	0.15	0.18
Net realized and unrealized gains (losses) on investments	0.06	0.10	(0.03)	(0.41)	0.03	(0.01)
Total from investment operations	0.19	0.34	0.16	(0.28)	0.18	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.19)	(0.13)	(0.15)	(0.17)
Net asset value, end of period	$9.68	$9.62	$9.53	$9.56	$9.97	$9.94
Total return[2]	1.99%	3.63%	1.70%	(2.82)%	1.80%	1.75%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.38%	0.38%	0.39%	0.38%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.68%	2.58%	1.96%	1.33%	1.48%	1.80%
Supplemental data
Portfolio turnover rate	18%	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$131,612	$139,057	$179,524	$346,080	$439,530	$626,312

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 43

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.51	$9.54	$9.96	$9.92	$9.93
Net investment income	0.12 [1]	0.22 [1]	0.16 [1]	0.12	0.12 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.05	0.10	(0.02)	(0.42)	0.04	(0.02)
Total from investment operations	0.17	0.32	0.14	(0.30)	0.16	0.14
Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.17)	(0.12)	(0.12)	(0.15)
Net asset value, end of period	$9.65	$9.60	$9.51	$9.54	$9.96	$9.92
Total return[2]	1.76%	3.38%	1.45%	(3.08)%	1.65%	1.39%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.70%	0.70%	0.70%	0.71%	0.69%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.43%	2.33%	1.70%	1.07%	1.23%	1.55%
Supplemental data
Portfolio turnover rate	18%	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$1,587	$1,610	$2,712	$6,372	$12,906	$18,560

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Short-Term Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.62	$9.53	$9.56	$9.97	$9.94	$9.94
Net investment income	0.13 [1]	0.24 [1]	0.19 [1]	0.13	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.06	0.10	(0.03)	(0.41)	0.03	(0.00)[2]
Total from investment operations	0.19	0.34	0.16	(0.28)	0.17	0.17
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.19)	(0.13)	(0.14)	(0.17)
Net asset value, end of period	$9.68	$9.62	$9.53	$9.56	$9.97	$9.94
Total return[3]	1.96%	3.58%	1.65%	(2.86)%	1.75%	1.70%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.44%	0.44%	0.43%	0.44%	0.43%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	2.63%	2.53%	1.96%	1.29%	1.42%	1.74%
Supplemental data
Portfolio turnover rate	18%	24%	30%	28%	20%	35%
Net assets, end of period (000s omitted)	$1,114,196	$1,241,533	$1,406,099	$1,155,172	$1,390,537	$1,919,898

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Municipal Bond Fund | 45

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
46 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,575,022,274 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,517,767
Gross unrealized losses	(22,211,906)
Net unrealized losses	$(18,694,139)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $9,110,249 in short-term capital losses and $52,265,787 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$10,000,000	$0	$10,000,000
Municipal obligations	0	1,540,852,794	0	1,540,852,794
Short-term investments
Commercial paper	0	4,999,954	0	4,999,954
Investment companies	475,387	0	0	475,387
Total assets	$475,387	$1,555,852,748	$0	$1,556,328,135
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Short-Term Municipal Bond Fund | 47

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended December 31, 2024, the advisory fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.63%
Class C	1.38
Class R6	0.35
Administrator Class	0.60
Institutional Class	0.40
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $461 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
48 | Allspring Short-Term Municipal Bond Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $242,320,000, $192,980,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $275,570,255 and $377,904,052, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Short-Term Municipal Bond Fund | 49

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

50 | Allspring Short-Term Municipal Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Short-Term Municipal Bond Fund | 51

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3330 12-24

Allspring Strategic Municipal Bond Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Strategic Municipal Bond Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.60%
Alabama: 2.37%
Education revenue: 0.13%
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25%	10-1-2034	$260,000	$282,688
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2035	1,010,000	1,093,508
Homewood Educational Building Authority CHF - Horizons I LLC Series A	5.25	10-1-2036	1,000,000	1,078,007
				2,454,203
Utilities revenue: 2.24%
Black Belt Energy Gas District Project No. 6 Series Bøø	4.00	10-1-2052	6,500,000	6,501,491
Black Belt Energy Gas District Series C-1øø	5.25	2-1-2053	7,800,000	8,193,862
Lower Alabama Gas Districtøø	4.00	12-1-2050	8,660,000	8,672,032
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	11,000,000	11,583,064
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	5,000,000	5,260,274
Tender Option Bond Trust Receipts/Certificates Series 2024- XL0560 (Morgan Stanley Bank LIQ)144Aø	3.72	5-1-2055	2,000,000	2,000,000
				42,210,723
				44,664,926
Alaska: 0.29%
Health revenue: 0.29%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,510,123
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2028	1,530,000	1,607,290
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2029	2,220,000	2,357,036
				5,474,449
Arizona: 1.51%
Education revenue: 0.52%
Arizona IDA Agribusiness & Equine Center, Inc. Series B144A	4.00	3-1-2027	625,000	617,814
Arizona IDA Kipp NYC Public Charter Schools Series B	4.00	7-1-2034	230,000	224,315
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2029	160,000	162,786
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2030	190,000	193,189
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2031	200,000	203,204
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2032	210,000	213,126
Arizona IDA Kipp NYC Public Charter Schools Series B	5.00	7-1-2033	220,000	223,030
Arizona IDA Leman Academy of Excellence Obligated Group Series A144A	4.50	7-1-2029	690,000	684,430
IDA of the County of Pima American Leadership Academy, Inc.144A	4.60	6-15-2025	200,000	200,016
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2026	2,585,000	2,571,565
The accompanying notes are an integral part of these financial statements.
2 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00%	6-15-2028	$2,785,000	$2,761,804
IDA of the County of Pima Edkey, Inc. Obligated Group144A†	3.50	7-1-2025	685,000	479,500
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2034	1,250,000	1,284,884
				9,819,663
Health revenue: 0.09%
Maricopa County IDA Christian Care Surprise, Inc.144A	5.00	1-1-2026	920,000	903,726
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2025	270,000	268,567
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2026	245,000	243,322
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2027	350,000	347,102
				1,762,717
Housing revenue: 0.26%
Arizona IDA State of Nebraska	5.00	2-1-2027	1,255,000	1,306,273
Arizona IDA State of Nebraska	5.00	5-1-2027	1,125,000	1,176,425
Arizona IDA State of Nebraska	5.00	8-1-2027	1,205,000	1,265,920
Arizona IDA State of Nebraska	5.00	11-1-2027	1,000,000	1,055,390
				4,804,008
Industrial development revenue: 0.43%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	8,000,000	8,018,503
Miscellaneous revenue: 0.08%
Navajo Nation Series A144A	5.00	12-1-2025	1,405,000	1,416,598
Resource recovery revenue: 0.13%
Maricopa County IDA Robert & Andrea Van Hofwegen Family LLC (Farm Credit Services Southwest LOC)ø	3.67	8-1-2026	2,500,000	2,500,000
				28,321,489
Arkansas: 0.02%
Tax revenue: 0.02%
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2029	230,000	236,700
City of Cabot Sales & Use Tax Revenue Series B	4.00	12-1-2030	125,000	128,609
				365,309
California: 3.44%
Education revenue: 0.03%
California Municipal Finance Authority Nova Academy Series A144A	4.00	6-15-2026	270,000	265,731
California School Finance Authority Rocketship Education Obligated Group Series A144A	4.50	6-1-2027	250,000	250,461
				516,192
GO revenue: 0.26%
Los Angeles Unified School District Series QRR	4.00	7-1-2049	1,000,000	1,001,351
San Francisco Unified School District Series F&C	4.00	6-15-2031	4,000,000	4,000,177
				5,001,528
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.95%
California HFFA Kaiser Foundation Hospitals Series A-2	4.00%	11-1-2044	$6,000,000	$5,999,842
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2026	415,000	415,610
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2027	400,000	402,769
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2036	2,000,000	2,005,565
California PFA Kendal at Sonoma Obligated Group Series B-2144A	2.38	11-15-2028	385,000	375,942
California Statewide CDA CommonSpirit Health Obligated Group Series D (AGM Insured)€	3.00	7-1-2041	4,575,000	4,575,000
California Statewide CDA CommonSpirit Health Obligated Group Series E (AGM Insured)€	6.00	7-1-2040	4,050,000	4,050,000
				17,824,728
Housing revenue: 0.20%
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.60	12-1-2027	800,000	800,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	1,309,448	1,307,890
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2025	400,000	402,206
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2026	400,000	408,786
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2027	500,000	520,473
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2028	400,000	422,512
				3,861,867
Miscellaneous revenue: 0.02%
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2026	350,000	352,130
Tax revenue: 0.07%
Riverside County PFA Project Area No. 1 Series A (BAM Insured)	5.00	10-1-2026	1,250,000	1,267,997
Transportation revenue: 0.84%
Bay Area Toll Authority Series C (SIFMA Municipal Swap+0.45%)±	4.07	4-1-2056	2,000,000	1,990,300
Bay Area Toll Authority Series D (SIFMA Municipal Swap+0.30%)±	3.92	4-1-2056	14,000,000	13,800,015
				15,790,315
Utilities revenue: 1.07%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	15,000,000	15,934,311
Southern California Public Power Authority Anaheim Electric System Revenue Series Aøø	5.00	4-1-2055	4,000,000	4,224,432
				20,158,743
				64,773,500
Colorado: 1.67%
Airport revenue: 0.29%
City & County of Denver Airport System Revenue Series A AMT	5.00	12-1-2030	5,000,000	5,366,046
The accompanying notes are an integral part of these financial statements.
4 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.02%
Colorado ECFA New Summit Academy Series A144A	4.00%	7-1-2031	$310,000	$294,952
GO revenue: 0.29%
Aerotropolis Regional Transportation Authority144A	5.50	12-1-2044	2,000,000	2,001,237
Aviation Station North Metropolitan District No. 2 Series A	4.00	12-1-2029	499,000	485,955
Grand River Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,012,666
Mirabelle Metropolitan District No. 2 Series A	5.00	12-1-2039	700,000	700,112
Peak Metropolitan District No. 1 Series A144A	4.00	12-1-2035	500,000	442,266
Sterling Ranch Community Authority Board Colorado Metropolitan District No. 2 Series A	3.38	12-1-2030	416,000	398,186
Thompson Crossing Metropolitan District No. 4	3.50	12-1-2029	514,000	500,109
				5,540,531
Health revenue: 0.68%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	6,000,000	5,877,334
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2046	7,210,000	6,929,155
				12,806,489
Miscellaneous revenue: 0.31%
State of Colorado Series N COP	4.00	3-15-2043	6,000,000	5,877,018
Tax revenue: 0.01%
Pueblo Urban Renewal Authority Evraz Project Series B CAB144A¤	0.00	12-1-2025	200,000	190,523
Utilities revenue: 0.07%
City of Colorado Springs Utilities System Revenue Series B (Barclays Bank plc SPA)ø	3.10	11-1-2036	1,330,000	1,330,000
				31,405,559
Connecticut: 1.84%
Education revenue: 0.26%
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2026	575,000	575,747
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2027	430,000	432,517
Connecticut State HEFA University of Hartford Series N	5.00	7-1-2028	530,000	533,913
Connecticut State HEFA Yale University Series A-2øø	2.00	7-1-2042	1,500,000	1,469,881
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2026	940,000	959,957
Connecticut State Higher Education Supplement Loan Authority Series B AMT	5.00	11-15-2027	385,000	395,180
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2025	480,000	488,198
Connecticut State Higher Education Supplement Loan Authority Series C	5.00	11-15-2027	125,000	129,726
				4,985,119
GO revenue: 0.24%
City of Bridgeport Series A	5.00	6-1-2026	1,220,000	1,249,415
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Bridgeport Series A	5.00%	6-1-2027	$1,425,000	$1,485,751
City of Bridgeport Series A	5.00	6-1-2028	1,605,000	1,699,439
				4,434,605
Health revenue: 0.42%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B-2øø	5.00	7-1-2053	7,800,000	7,995,159
Tax revenue: 0.92%
State of Connecticut Special Tax Revenue Series A	5.00	8-1-2029	17,125,000	17,282,459
				34,697,342
Delaware: 0.02%
Education revenue: 0.02%
Delaware State EDA Odyssey Charter School Series A144A	6.25	9-1-2025	335,000	336,639
District of Columbia: 0.42%
Airport revenue: 0.19%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2034	2,000,000	2,155,560
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2040	1,355,000	1,425,466
				3,581,026
Education revenue: 0.10%
District of Columbia Latin American Montessori Bilingual Public Charter School Obligated Group	4.00	6-1-2030	875,000	857,824
District of Columbia Two Rivers Public Charter School, Inc.	3.00	6-1-2030	955,000	897,125
				1,754,949
Transportation revenue: 0.13%
Tender Option Bond Trust Receipts/Certificates Series 2024- XF1716 (Bank of America N.A. LIQ)144Aø	3.36	7-15-2059	2,500,000	2,500,000
				7,835,975
Florida: 4.08%
Airport revenue: 0.34%
County of Lee Airport Revenue AMT	5.25	10-1-2041	6,000,000	6,505,076
Education revenue: 0.78%
Capital Projects Finance Authority Navigator Academy of Leadership, Inc. Obligated Group144A	5.00	6-15-2034	780,000	794,285
Capital Trust Agency, Inc. Imagine-Pasco County LLC Series A144A	3.00	12-15-2029	255,000	237,954
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2017 Obligated Group Series A144A	4.38	6-15-2027	485,000	479,264
Capital Trust Agency, Inc. Renaissance Charter School, Inc. Series 2019 Obligated Group Series A144A	4.00	6-15-2029	1,615,000	1,564,273
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	3,000,000	3,105,741
The accompanying notes are an integral part of these financial statements.
6 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00%	6-15-2044	$1,000,000	$1,003,420
Florida Development Finance Corp. IDEA Florida, Inc.144A	5.25	6-15-2029	2,200,000	2,217,221
Florida Development Finance Corp. Renaissance Charter School, Inc. Series 2020C/D Obligated Group Series C144A	4.00	9-15-2030	470,000	452,523
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2027	650,000	667,873
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2028	1,050,000	1,087,249
Florida Higher Educational Facilities Financial Authority Institute of Technology, Inc.	5.00	10-1-2029	1,000,000	1,042,058
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.00	9-15-2025	150,000	149,987
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2029	420,000	417,707
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2030	870,000	863,411
Palm Beach County Educational Facilities Authority Atlantic University Obligated Group	4.00	10-1-2031	660,000	651,637
				14,734,603
GO revenue: 0.67%
County of Miami-Dade Series A	4.00	7-1-2042	12,605,000	12,551,347
Health revenue: 0.23%
Martin County Health Facilities Authority Cleveland Clinic Health System Obligated Group Series A	4.00	1-1-2046	3,000,000	2,866,652
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2029	225,000	216,353
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2030	200,000	191,181
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2031	205,000	194,564
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2036	1,000,000	909,070
				4,377,820
Housing revenue: 0.00%
Deutsche Bank Spears/Lifers Trust Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	4.40	11-1-2058	14,947	14,947
Industrial development revenue: 0.46%
Florida Development Finance Corp. Waste Pro USA, Inc. AMT	3.00	6-1-2032	1,500,000	1,355,604
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.00	5-1-2029	2,000,000	2,030,852
Florida Development Finance Corp. Waste Pro USA, Inc. AMT144A	5.25	8-1-2029	5,000,000	5,221,892
				8,608,348
Miscellaneous revenue: 0.25%
Capital Trust Agency, Inc. Marie Selby Botanical Gardens, Inc.144A	4.00	6-15-2025	350,000	348,497
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.25%	9-1-2036	$600,000	$667,599
County of Pasco State of Florida Cigarette Tax Revenue Series A (AGM Insured)	5.50	9-1-2038	725,000	810,806
Pinellas County IDA Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.	5.00	7-1-2029	600,000	609,036
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	4.38	5-1-2033	995,000	1,015,695
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.00	5-1-2034	1,250,000	1,239,127
				4,690,760
Resource recovery revenue: 0.11%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	2,000,000	1,994,356
Transportation revenue: 0.08%
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2027	950,000	987,139
County of Osceola Transportation Revenue Series A-1	5.00	10-1-2029	450,000	477,732
				1,464,871
Water & sewer revenue: 1.16%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2041	1,250,000	1,131,926
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2029	1,055,000	1,129,312
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2030	1,760,000	1,906,549
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2031	1,980,000	2,166,906
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2032	2,080,000	2,293,526
Tohopekaliga Water Authority144A	5.00	10-1-2025	12,000,000	12,152,736
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2041	900,000	961,955
				21,742,910
				76,685,038
Georgia: 5.38%
Education revenue: 0.04%
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	5.75	7-1-2034	710,000	707,250
Health revenue: 0.30%
Cobb County Hospital Authority WellStar Health System Obligated Group (Truist Bank LOC)ø	4.23	4-1-2034	5,000,000	5,000,000
Fulton County Residential Care Facilities for the Elderly Authority All Saints-St. Luke’s Episcopal Home for the Retired Obligated Group Series B144A	2.25	10-1-2028	680,000	634,593
				5,634,593
The accompanying notes are an integral part of these financial statements.
8 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.19%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	3.63%	1-1-2031	$2,000,000	$1,888,009
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2036	1,750,000	1,768,675
				3,656,684
Miscellaneous revenue: 0.18%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2042	3,455,000	3,429,375
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	1,500,000	1,504,021
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,019,321
				2,523,342
Utilities revenue: 4.54%
Bartow County Development Authority Georgia Power Co.øø	1.80	9-1-2029	1,000,000	866,521
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2025	400,000	400,872
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2026	600,000	610,228
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2027	700,000	722,881
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2028	850,000	890,324
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2029	1,000,000	1,059,914
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2030	1,100,000	1,176,899
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2031	1,000,000	1,064,342
Board of Water Light & Sinking Fund Commissioners of the City of Dalton	5.00	3-1-2032	1,000,000	1,057,799
Development Authority of Appling County Oglethorpe Power Corp. Series Aøø	1.50	1-1-2038	2,500,000	2,491,674
Development Authority of Burke County Oglethorpe Power Corp. Series Eøø	3.25	11-1-2045	3,000,000	2,998,394
Main Street Natural Gas, Inc. Series A	4.00	12-1-2028	3,000,000	3,013,227
Main Street Natural Gas, Inc. Series A	4.00	12-1-2029	4,500,000	4,515,229
Main Street Natural Gas, Inc. Series B	5.00	6-1-2028	2,500,000	2,593,695
Main Street Natural Gas, Inc. Series B	5.00	6-1-2029	1,630,000	1,698,141
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,665,000	1,751,867
Main Street Natural Gas, Inc. Series Cøø	4.00	3-1-2050	10,235,000	10,267,151
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	7,265,000	7,297,254
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	28,000,000	27,677,297
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2027	300,000	310,747
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00%	1-1-2028	$400,000	$421,114
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2029	400,000	421,084
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2030	350,000	381,897
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2032	1,100,000	1,222,534
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2028	1,000,000	1,035,099
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series B	5.00	1-1-2029	910,000	946,385
Municipal Electric Authority of Georgia Series A	5.00	1-1-2027	2,160,000	2,237,381
Municipal Electric Authority of Georgia Series A	5.00	1-1-2028	2,305,000	2,426,666
Municipal Electric Authority of Georgia Series A	5.00	1-1-2029	1,140,000	1,216,908
Municipal Electric Authority of Georgia Series A	5.00	1-1-2030	1,025,000	1,086,414
Municipal Electric Authority of Georgia Series A	5.00	1-1-2031	1,385,000	1,467,430
				85,327,368
				101,278,612
Guam: 0.21%
Airport revenue: 0.04%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2029	700,000	734,675
Miscellaneous revenue: 0.17%
Guam Department of Education Series A COP	3.63	2-1-2025	290,000	289,801
Guam Department of Education Series A COP	4.25	2-1-2030	1,355,000	1,329,197
Territory of Guam Series F	5.00	1-1-2030	750,000	788,737
Territory of Guam Series F	5.00	1-1-2031	750,000	796,031
				3,203,766
				3,938,441
Hawaii: 0.37%
Health revenue: 0.37%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.07	7-1-2039	6,935,000	6,935,000
Idaho: 0.23%
Housing revenue: 0.23%
Idaho Housing & Finance Association Series A (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	3,945,000	4,317,119
Illinois: 14.67%
Airport revenue: 1.16%
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2028	10,820,000	10,820,000
Chicago O’Hare International Airport Series B	4.00	1-1-2044	7,000,000	6,741,714
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2031	530,000	565,452
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2032	400,000	429,794
The accompanying notes are an integral part of these financial statements.
10 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Chicago O’Hare International Airport Series C AMT	5.00%	1-1-2033	$400,000	$428,235
Chicago O’Hare International Airport Series C AMT	5.00	1-1-2034	325,000	346,035
Chicago O’Hare International Airport Series D AMT	5.00	1-1-2025	2,450,000	2,450,000
				21,781,230
Education revenue: 0.71%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2028	580,000	577,235
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2030	625,000	617,359
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2031	985,000	967,097
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2032	680,000	663,894
Illinois Finance Authority AIM Art in Motion Series A144A	4.00	7-1-2031	1,655,000	1,456,945
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2041	4,475,000	3,714,548
Illinois Finance Authority Bradley University Series C	5.00	8-1-2028	1,860,000	1,919,539
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2028	725,000	735,387
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2029	675,000	714,186
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2030	800,000	855,858
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2031	570,000	616,051
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2032	500,000	544,883
				13,382,982
GO revenue: 8.02%
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2033	1,375,000	1,510,402
Chicago Board of Education Dedicated Capital Improvement Tax	5.25	4-1-2034	1,625,000	1,778,395
Chicago Board of Education Series A	5.00	12-1-2033	5,300,000	5,437,483
Chicago Board of Education Series A	5.00	12-1-2034	1,500,000	1,534,168
Chicago Board of Education Series A	5.00	12-1-2035	2,560,000	2,610,965
Chicago Board of Education Series A	5.00	12-1-2040	1,500,000	1,510,008
Chicago Board of Education Series B	5.00	12-1-2026	2,000,000	2,027,137
Chicago Board of Education Series B	5.00	12-1-2027	1,625,000	1,662,036
Chicago Board of Education Series B	5.00	12-1-2031	2,500,000	2,576,445
Chicago Board of Education Series C	5.00	12-1-2034	1,945,000	1,963,729
Chicago Board of Education Series C	5.25	12-1-2039	5,095,000	5,028,900
Chicago Park District Series A	5.00	1-1-2025	625,000	625,000
City of Berwyn Series A	5.00	12-1-2028	3,000,000	3,009,455
City of Berwyn Series A	5.00	12-1-2029	2,345,000	2,349,870
City of Chicago	5.13	1-1-2027	1,700,000	1,700,000
City of Chicago	5.50	1-1-2032	1,145,000	1,146,268
City of Chicago Series A	5.00	1-1-2025	2,000,000	2,000,000
City of Chicago Series A	5.00	1-1-2027	8,000,000	8,189,924
City of Chicago Series A	5.00	1-1-2028	6,125,000	6,356,604
City of Chicago Series A	5.00	1-1-2043	25,000,000	25,484,542
City of Chicago Series A	5.25	1-1-2036	1,500,000	1,588,221
City of Chicago Series C	5.00	1-1-2026	970,000	988,258
City of Waukegan Series A (AGM Insured)	4.00	12-30-2030	980,000	987,387
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Waukegan Series A (AGM Insured)	5.00%	12-30-2031	$1,000,000	$1,000,782
Cook County Community Consolidated School District No. 15 Palatine	5.00	12-1-2026	2,540,000	2,581,208
Cook County School District No. 99 Cicero	5.00	12-1-2025	1,000,000	1,015,769
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2026	3,030,000	3,133,721
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2027	2,950,000	3,098,697
Cook County School District No. 99 Cicero (BAM Insured)	5.00	12-1-2028	2,285,000	2,436,083
County of Cook Series A	5.00	11-15-2027	2,000,000	2,101,521
County of Cook Series A	5.00	11-15-2030	2,200,000	2,267,855
County of Cook Series A	5.00	11-15-2033	3,850,000	4,180,518
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,622,265
Madison-Macoupin etc. Counties Community College District No. 536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,411,572
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2028	950,000	965,338
Peoria City School District No. 150 Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,063,369
State of Illinois	5.00	11-1-2025	5,000,000	5,064,721
State of Illinois	5.00	2-1-2026	2,000,000	2,033,739
State of Illinois Series A	5.00	10-1-2026	3,000,000	3,083,116
State of Illinois Series A	5.00	12-1-2035	650,000	669,790
State of Illinois Series B	5.00	5-1-2037	5,000,000	5,365,631
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2025	14,385,000	14,385,000
Will County Community High School District No. 210 Lincoln-Way CAB (AGM Insured)¤	0.00	1-1-2026	8,695,000	8,379,190
				150,925,082
Health revenue: 0.95%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series 2008 A-2	4.00	11-1-2030	1,995,000	2,013,903
Illinois Finance Authority Ascension Health Credit Group Series C	4.00	2-15-2041	4,785,000	4,606,098
Illinois Finance Authority Endeavor Health Clinical Operations Obligated Group Series F (JPMorgan Chase Bank N.A. SPA)ø	3.70	8-15-2057	10,000,000	10,000,000
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	4.00	11-1-2024	420,000	290,325
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2025	295,000	292,208
Illinois Finance Authority Washington & Jane Smith Community - Orland Park	4.00	10-15-2028	670,000	645,466
				17,848,000
Housing revenue: 0.76%
Illinois Housing Development Authority Series C	2.90	8-1-2031	1,000,000	937,479
Illinois Housing Development Authority Series D (GNMA / FNMA / FHLMC Insured) (Bank of Montreal SPA)ø	3.67	4-1-2045	2,200,000	2,200,000
Illinois Sports Facilities Authority	5.00	6-15-2028	1,000,000	1,029,087
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2028	3,015,000	3,160,785
Illinois Sports Facilities Authority (BAM Insured)	5.00	6-15-2030	5,250,000	5,579,960
Northern Illinois University (BAM Insured)	5.00	10-1-2027	350,000	362,892
The accompanying notes are an integral part of these financial statements.
12 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Northern Illinois University (BAM Insured)	5.00%	10-1-2029	$650,000	$686,349
Northern Illinois University (BAM Insured)	5.00	10-1-2030	325,000	345,556
				14,302,108
Miscellaneous revenue: 0.43%
City of Chicago Lakeshore East Special Assessment Area144A	3.20	12-1-2029	300,000	286,652
City of Chicago Lakeshore East Special Assessment Area144A	3.29	12-1-2030	325,000	307,794
City of Chicago Lakeshore East Special Assessment Area144A	3.38	12-1-2031	348,000	327,422
City of Chicago Lakeshore East Special Assessment Area144A	3.45	12-1-2032	275,000	254,638
Illinois Sports Facilities Authority CAB (Ambac Insured)¤	0.00	6-15-2026	1,740,000	1,645,524
Northern Illinois University COP (BAM Insured)	5.00	4-1-2033	815,000	874,723
Northern Illinois University COP (BAM Insured)	5.00	4-1-2034	735,000	789,861
Northern Illinois University COP (BAM Insured)	5.00	4-1-2035	825,000	881,295
Northern Illinois University COP (BAM Insured)	5.00	4-1-2036	500,000	533,590
Northern Illinois University COP (BAM Insured)	5.00	4-1-2037	600,000	637,955
Northern Illinois University COP (BAM Insured)	5.00	4-1-2038	670,000	709,391
Northern Illinois University COP (BAM Insured)	5.00	4-1-2039	750,000	791,048
				8,039,893
Tax revenue: 1.83%
City of St. Charles Sales Tax Revenue	4.00	1-1-2025	925,000	925,000
County of Cook Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,051,443
County of Cook Sales Tax Revenue Series A	5.00	11-15-2029	675,000	730,484
County of Cook Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	3,921,633
County of Cook Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,460,579
Illinois Sports Facilities Authority (AGM Insured)	5.25	6-15-2032	5,000,000	5,027,196
Sales Tax Securitization Corp. Series A	5.00	1-1-2026	4,815,000	4,901,720
Sales Tax Securitization Corp. Series A	5.00	1-1-2027	1,000,000	1,033,078
Sales Tax Securitization Corp. Series A	5.00	1-1-2028	5,000,000	5,262,288
State of Illinois Sales Tax Revenue	5.00	6-15-2025	9,025,000	9,036,288
				34,349,709
Utilities revenue: 0.27%
City of Springfield Electric Revenue (AGM Insured)	4.00	3-1-2040	2,000,000	2,002,138
Northern Illinois Municipal Power Agency Series A	4.00	12-1-2032	3,000,000	3,013,412
				5,015,550
Water & sewer revenue: 0.54%
City of Chicago Wastewater Transmission Revenue Series A (BAM Insured)	5.00	1-1-2042	1,500,000	1,626,571
City of Chicago Wastewater Transmission Revenue Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,241,923
City of Chicago Waterworks Revenue	5.00	11-1-2028	2,560,000	2,632,940
City of Chicago Waterworks Revenue Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,740,973
				10,242,407
				275,886,961
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.81%
Education revenue: 0.01%
Indiana Finance Authority KIPP Indianapolis, Inc. Series A	4.00%	7-1-2030	$210,000	$205,527
Industrial development revenue: 0.22%
City of Valparaiso Pratt Paper LLC AMT144A	4.50	1-1-2034	3,070,000	3,107,974
Indianapolis Local Public Improvement Bond Bank Series E	5.00	3-1-2033	1,000,000	1,045,396
				4,153,370
Miscellaneous revenue: 0.75%
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2026	735,000	693,248
Indiana Bond Bank Hamilton Co. Projects CAB¤	0.00	7-15-2027	630,000	571,237
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,049,778
Indianapolis Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	6,860,029
				14,174,292
Utilities revenue: 0.67%
Indiana Finance Authority Indianapolis Power & Light Co. Series Aøø	0.75	12-1-2038	3,000,000	2,882,997
Indiana Finance Authority Ohio Valley Electric Corp. Series A	4.25	11-1-2030	7,630,000	7,773,420
Indiana Finance Authority Ohio Valley Electric Corp. Series B	3.00	11-1-2030	2,000,000	1,892,268
				12,548,685
Water & sewer revenue: 0.16%
Terre Haute Sanitary District BAN	5.25	9-28-2028	3,000,000	3,001,138
				34,083,012
Iowa: 0.80%
Education revenue: 0.14%
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2025	1,295,000	1,308,352
Iowa Student Loan Liquidity Corp. Series B AMT	5.00	12-1-2026	1,215,000	1,241,699
				2,550,051
Health revenue: 0.19%
Crawford County Memorial Hospital, Inc. BAN	5.00	6-15-2027	1,315,000	1,328,569
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2039	2,260,000	2,335,319
				3,663,888
Industrial development revenue: 0.11%
Iowa Finance Authority John Maassen & Sons Partnership AMT (Farm Credit Services America LOC)ø	3.80	11-1-2035	2,075,000	2,075,000
Utilities revenue: 0.27%
PEFA, Inc.øø	5.00	9-1-2049	4,975,000	5,052,967
Water & sewer revenue: 0.09%
Xenia Rural Water District	5.00	12-1-2031	1,615,000	1,676,759
				15,018,665
The accompanying notes are an integral part of these financial statements.
14 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.65%
GO revenue: 0.09%
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00%	9-1-2043	$1,655,000	$1,745,572
Health revenue: 0.06%
City of Wichita Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,105,004
Tax revenue: 0.50%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	21,260,000	9,326,265
				12,176,841
Kentucky: 2.85%
Education revenue: 0.09%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2029	570,000	547,834
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2030	590,000	561,248
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2031	615,000	577,940
				1,687,022
Health revenue: 0.17%
Kentucky EDFA Kenton Housing Obligated Group	5.00	11-15-2025	330,000	328,249
Kentucky EDFA Norton Healthcare Obligated Group Series B CAB (NPFGC Insured)¤	0.00	10-1-2026	3,000,000	2,783,286
				3,111,535
Industrial development revenue: 0.13%
County of Boone Duke Energy Kentucky, Inc. Series A	3.70	8-1-2027	2,500,000	2,487,026
Miscellaneous revenue: 0.05%
Kentucky State University COP (BAM Insured)	3.00	11-1-2032	320,000	301,841
Kentucky State University COP (BAM Insured)	4.00	11-1-2033	130,000	134,404
Kentucky State University COP (BAM Insured)	4.00	11-1-2034	130,000	133,975
Kentucky State University COP (BAM Insured)	5.00	11-1-2029	200,000	215,868
Kentucky State University COP (BAM Insured)	5.00	11-1-2030	175,000	191,392
				977,480
Tax revenue: 0.29%
Tender Option Bond Trust Receipts/Certificates Series 2018- XG0161 (AGM Insured) (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	4.00	12-1-2041	5,460,000	5,460,000
Utilities revenue: 2.12%
County of Trimble Louisville Gas & Electric Co. Series A	0.63	9-1-2026	3,250,000	3,058,882
County of Trimble Louisville Gas & Electric Co. Series A AMTøø	1.30	9-1-2044	6,250,000	5,718,685
County of Trimble Louisville Gas & Electric Co. Series B AMT	1.35	11-1-2027	6,200,000	5,742,581
Kentucky Public Energy Authority Series A-1øø	4.00	12-1-2049	3,755,000	3,756,731
Kentucky Public Energy Authority Series Cøø	4.00	2-1-2050	14,960,000	14,997,988
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Kentucky Public Energy Authority Series C-1øø	4.00%	12-1-2049	$4,775,000	$4,777,202
Louisville/Jefferson County Metropolitan Government Virginia Electric & Power Co. Series B AMT	1.35	11-1-2027	2,000,000	1,845,008
				39,897,077
				53,620,140
Louisiana: 1.80%
Airport revenue: 0.37%
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2031	1,250,000	1,311,470
New Orleans Aviation Board Louis Armstrong International Airport CFC Revenue (AGM Insured)	5.00	1-1-2032	2,000,000	2,096,352
New Orleans Aviation Board Louis Armstrong International Airport Series A	5.00	1-1-2032	1,000,000	1,000,000
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2040	2,500,000	2,500,000
				6,907,822
Industrial development revenue: 0.97%
Parish of St. John the Baptist Marathon Oil Corp. Series 2017B-2øø	2.38	6-1-2037	8,330,000	8,165,630
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	3,250,000	3,264,420
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	7,000,000	6,844,198
				18,274,248
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Parish of Jefferson144A	4.00	11-1-2044	1,430,000	1,320,220
Water & sewer revenue: 0.39%
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2026	350,000	357,951
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2027	600,000	623,594
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2028	400,000	421,151
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2029	600,000	637,140
City of New Orleans Sewerage Service Revenue Series B	5.00	6-1-2030	600,000	641,632
East Baton Rouge Sewerage Commission Series Aøø	1.30	2-1-2041	3,500,000	3,133,326
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	985,000	982,284
Greater Ouachita Water Co. (BAM Insured)	5.00	9-1-2025	510,000	515,229
				7,312,307
				33,814,597
Maine: 0.55%
Health revenue: 0.15%
Maine Health & Higher Educational Facilities Authority Eastern Maine Healthcare Systems Obligated Group Series C	5.00	7-1-2039	1,865,000	1,976,102
Maine Health & Higher Educational Facilities Authority Series A	5.00	7-1-2027	750,000	778,518
				2,754,620
The accompanying notes are an integral part of these financial statements.
16 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.27%
Maine State Housing Authority Series C (Department of Housing and Urban Development Insured)	4.55%	11-15-2044	$5,045,000	$5,047,718
Resource recovery revenue: 0.13%
Finance Authority of Maine Casella Waste Systems, Inc. AMT144Aøø	4.63	12-1-2047	2,500,000	2,504,368
				10,306,706
Maryland: 1.10%
Education revenue: 0.06%
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2029	300,000	312,372
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2031	350,000	368,293
Maryland Health & Higher Educational Facilities Authority Stevenson University, Inc. Series A	5.00	6-1-2033	425,000	443,730
				1,124,395
Health revenue: 0.10%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2026	495,000	499,448
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2027	430,000	440,704
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2028	300,000	310,710
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2029	290,000	302,816
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group	5.00	1-1-2030	285,000	299,593
				1,853,271
Housing revenue: 0.30%
Maryland Stadium Authority Series A	5.00	3-1-2036	2,890,000	3,204,201
Maryland Stadium Authority Series A	5.00	3-1-2037	2,250,000	2,486,447
				5,690,648
Tax revenue: 0.49%
State of Maryland Department of Transportation	4.00	12-15-2027	9,260,000	9,265,600
Transportation revenue: 0.15%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series A-P3 AMT	5.00	11-12-2028	2,750,000	2,781,918
				20,715,832
Massachusetts: 2.75%
Airport revenue: 0.46%
Massachusetts Port Authority Series E AMT	5.00	7-1-2031	1,000,000	1,084,501
Massachusetts Port Authority Series E AMT	5.00	7-1-2032	1,500,000	1,616,117
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Massachusetts Port Authority Series E AMT	5.00%	7-1-2033	$3,000,000	$3,220,267
Massachusetts Port Authority Series E AMT	5.00	7-1-2034	2,615,000	2,798,054
				8,718,939
Education revenue: 0.61%
Collegiate Charter School of Lowell	5.00	6-15-2029	490,000	495,657
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2029	340,000	325,428
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2030	355,000	336,362
Massachusetts Development Finance Agency Lasell University	4.00	7-1-2031	370,000	346,808
Massachusetts Development Finance Agency SABIS International Charter School	5.00	4-15-2025	220,000	220,023
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2026	1,000,000	1,020,690
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2027	1,500,000	1,541,389
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2028	3,250,000	3,373,352
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2029	1,400,000	1,456,109
Massachusetts Educational Financing Authority Series B AMT	5.00	7-1-2030	2,230,000	2,357,107
				11,472,925
GO revenue: 0.37%
Commonwealth of Massachusetts Series E	4.00	9-1-2044	5,000,000	4,928,829
Town of Tyngsborough	4.00	10-15-2046	2,035,000	1,997,521
				6,926,350
Health revenue: 1.31%
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series K-2 (Sumitomo Mitsui Banking Corp. LOC)ø	3.45	7-1-2046	20,000,000	20,000,000
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series T-1 (SIFMA Municipal Swap+0.60%)144A±	4.22	7-1-2049	2,650,000	2,641,331
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2026	150,000	151,453
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2027	160,000	165,226
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2028	175,000	182,710
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2029	300,000	315,165
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2030	320,000	338,856
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2031	350,000	370,384
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2032	400,000	422,517
				24,587,642
				51,705,856
Michigan: 2.41%
Airport revenue: 0.21%
Wayne County Airport Authority Detroit Metropolitan Series F AMT	5.00	12-1-2030	4,000,000	4,033,136
The accompanying notes are an integral part of these financial statements.
18 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.27%
Lake Superior State University (AGM Insured)	4.00%	11-15-2029	$1,220,000	$1,248,412
Lake Superior State University (AGM Insured)	4.00	11-15-2030	405,000	415,949
Lake Superior State University (AGM Insured)	4.00	11-15-2031	400,000	410,204
Michigan Finance Authority College for Creative Studies	5.00	12-1-2026	840,000	840,169
Michigan Finance Authority College for Creative Studies	5.00	12-1-2027	585,000	585,129
Michigan Finance Authority College for Creative Studies	5.00	12-1-2028	535,000	535,112
Michigan Finance Authority College for Creative Studies	5.00	12-1-2029	590,000	590,139
Michigan Finance Authority College for Creative Studies	5.00	12-1-2030	400,000	400,081
				5,025,195
GO revenue: 0.11%
Utica Community Schools (QSBLF Insured)	5.00	5-1-2037	1,000,000	1,127,080
Williamston Community Schools School District Series A (QSBLF Insured)	4.00	5-1-2025	1,000,000	1,002,472
				2,129,552
Housing revenue: 0.21%
Residual Interest Bond Floater Trust Various States Series 2022-047 (Barclays Bank plc LIQ)144Aø	3.82	12-1-2045	4,000,000	4,000,000
Industrial development revenue: 0.11%
Michigan Strategic Fund Graphic Packaging International LLC AMTøø	4.00	10-1-2061	2,000,000	1,994,638
Miscellaneous revenue: 0.63%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	5,685,000	5,687,878
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2032	3,000,000	3,003,333
Michigan Finance Authority Wayne County	5.00	11-1-2028	865,000	924,950
Michigan Finance Authority Wayne County	5.00	11-1-2029	1,500,000	1,598,842
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	710,000	710,341
				11,925,344
Tax revenue: 0.87%
State of Michigan Trunk Line Revenue Series A	4.00	11-15-2046	16,390,000	16,279,554
				45,387,419
Minnesota: 1.72%
Education revenue: 0.60%
City of Minneapolis Northeast College Prep Series A	5.00	7-1-2040	875,000	769,006
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	6,500,000	6,558,423
City of Woodbury Leadership Academy Series A	4.00	7-1-2031	670,000	631,414
City of Woodbury Leadership Academy Series A	4.00	7-1-2041	850,000	705,591
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2026	425,000	426,843
Minnesota Higher Education Facilities Authority Concordia University St. Paul Series 6Q (U.S. Bank N.A. LOC)ø	4.05	4-1-2037	460,000	460,000
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00%	10-1-2027	$1,035,000	$1,061,018
Minnesota Higher Education Facilities Authority St. Catherine University Series A	5.00	10-1-2029	660,000	680,014
				11,292,309
Health revenue: 0.42%
City of Minneapolis Fairview Health Services Obligated Group Series A	5.00	11-15-2033	2,585,000	2,600,197
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	5,360,000	5,347,581
				7,947,778
Housing revenue: 0.17%
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.70	9-15-2031	700,000	700,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.74	11-15-2032	2,400,000	2,400,000
				3,100,000
Utilities revenue: 0.53%
Minnesota Municipal Gas Agency Series B (U.S. SOFR+1.00%) (Royal Bank of Canada LIQ)±	3.99	12-1-2052	10,000,000	10,039,061
				32,379,148
Mississippi: 0.55%
Health revenue: 0.38%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Obligated Group Series A-1øø	5.00	9-1-2044	3,000,000	3,008,330
Mississippi Hospital Equipment & Facilities Authority North Mississippi Medical Center Obligated Group Series IIøø	5.00	10-1-2040	3,930,000	4,047,619
				7,055,949
Miscellaneous revenue: 0.17%
Mississippi Development Bank City of Gulfport	4.00	9-1-2029	620,000	625,234
Mississippi Development Bank City of Gulfport	4.00	9-1-2030	565,000	567,994
Mississippi Development Bank City of Gulfport	4.00	9-1-2031	400,000	401,218
Mississippi Development Bank City of Gulfport	4.00	9-1-2032	435,000	435,750
Mississippi Development Bank City of Gulfport	5.00	9-1-2025	255,000	257,785
Mississippi Development Bank City of Gulfport	5.00	9-1-2026	225,000	230,878
Mississippi Development Bank City of Gulfport	5.00	9-1-2027	385,000	400,764
Mississippi Development Bank City of Gulfport	5.00	9-1-2028	315,000	331,841
				3,251,464
				10,307,413
The accompanying notes are an integral part of these financial statements.
20 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 2.13%
Airport revenue: 0.12%
City of St. Louis Airport Revenue Series D AMT (AGM Insured)	5.00%	7-1-2030	$2,090,000	$2,148,759
Education revenue: 0.22%
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2026	925,000	955,193
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2027	975,000	1,007,040
HEFA of the State of Missouri A.T. Still University of Health Sciences Series A	5.00	10-1-2028	1,025,000	1,067,274
HEFA of the State of Missouri Webster University	5.00	4-1-2025	600,000	595,315
HEFA of the State of Missouri Webster University	5.00	4-1-2026	500,000	482,584
				4,107,406
Health revenue: 1.30%
HEFA of the State of Missouri BJC Healthcare Obligated Group	5.00	11-15-2030	5,425,000	5,547,404
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	18,000,000	18,933,458
				24,480,862
Housing revenue: 0.07%
Missouri Southern State University Auxiliary Enterprise System Revenue	3.00	10-1-2026	385,000	378,991
Missouri Southern State University Auxiliary Enterprise System Revenue	4.00	10-1-2031	1,000,000	975,257
				1,354,248
Miscellaneous revenue: 0.34%
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2028	3,000,000	3,113,240
Kansas City IDA Airport Revenue Series B AMT	5.00	3-1-2030	2,000,000	2,087,172
Riverside-Quindaro Bend Levee District of Platte County 385 Project	5.00	3-1-2025	1,105,000	1,106,070
				6,306,482
Tax revenue: 0.04%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	410,000	407,684
City of St. Ann NWP Community Improvement District Series A144A	4.63	11-1-2030	380,000	372,756
				780,440
Water & sewer revenue: 0.04%
City of Kansas City Sanitary Sewer System Revenue Series B	5.00	1-1-2025	810,000	810,000
				39,988,197
Nebraska: 0.60%
Airport revenue: 0.05%
Lincoln Airport Authority AMT	5.00	7-1-2029	835,000	880,749
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 21

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.12%
County of Douglas Creighton University Series B (SIFMA Municipal Swap+0.53%)±	4.15%	7-1-2035	$2,185,000	$2,161,139
Utilities revenue: 0.43%
Central Plains Energy Project No. 3 Series A	5.00	9-1-2025	3,290,000	3,315,213
Central Plains Energy Project No. 3 Series A	5.00	9-1-2026	3,750,000	3,820,788
Central Plains Energy Project No. 3 Series A	5.00	9-1-2027	1,000,000	1,028,624
				8,164,625
				11,206,513
Nevada: 0.21%
Miscellaneous revenue: 0.10%
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2025	180,000	177,966
City of Las Vegas Special Improvement District No. 816	2.00	6-1-2026	225,000	215,927
City of Las Vegas Special Improvement District No. 816	2.25	6-1-2027	250,000	233,771
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2028	245,000	224,729
City of Las Vegas Special Improvement District No. 816	2.50	6-1-2029	200,000	179,258
City of Las Vegas Special Improvement District No. 816	2.63	6-1-2030	300,000	265,125
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2031	225,000	197,422
City of Las Vegas Special Improvement District No. 816	2.75	6-1-2033	510,000	441,639
				1,935,837
Utilities revenue: 0.11%
County of Washoe NV Sierra Pacific Power Co. Series Cøø	4.13	3-1-2036	2,000,000	2,003,034
				3,938,871
New Hampshire: 0.23%
Housing revenue: 0.12%
New Hampshire Business Finance Authority Series 1-A	4.13	1-20-2034	2,310,127	2,293,194
Resource recovery revenue: 0.11%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	2,000,000	2,040,074
				4,333,268
New Jersey: 3.60%
Airport revenue: 0.29%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2025	2,750,000	2,772,094
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2026	2,130,000	2,171,604
South Jersey Port Corp. Series B AMT	5.00	1-1-2028	500,000	519,865
				5,463,563
Education revenue: 0.10%
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2036	425,000	432,151
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2037	150,000	151,509
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	4.00	7-1-2038	200,000	201,159
The accompanying notes are an integral part of these financial statements.
22 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00%	7-1-2032	$225,000	$246,761
Atlantic County Improvement Authority Stockton University Series A (AGM Insured)	5.00	7-1-2034	225,000	245,398
Passaic County Improvement Authority Paterson Arts & Science Charter School	4.25	7-1-2033	570,000	576,536
				1,853,514
GO revenue: 0.32%
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2027	400,000	407,706
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2029	400,000	410,967
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2031	350,000	358,358
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2033	300,000	304,783
Atlantic City Board of Education (AGM Insured)	4.00	4-1-2034	260,000	263,452
New Jersey EDA Series GGG144A	5.25	9-1-2026	2,000,000	2,067,823
Newark Board of Education (BAM Insured)	5.00	7-15-2029	340,000	365,698
Newark Board of Education (BAM Insured)	5.00	7-15-2030	325,000	354,298
Newark Board of Education (BAM Insured)	5.00	7-15-2031	400,000	441,838
Newark Board of Education (BAM Insured)	5.00	7-15-2032	430,000	473,162
Newark Board of Education (BAM Insured)	5.00	7-15-2033	520,000	570,322
				6,018,407
Housing revenue: 2.11%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	4,110,000	4,347,620
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.13	7-1-2029	5,620,000	5,366,683
New Jersey EDA Motor Vehicle Surcharge Revenue Series A	3.38	7-1-2030	9,705,000	9,256,094
New Jersey EDA Series I (SIFMA Municipal Swap+1.25%)±	4.87	9-1-2025	4,500,000	4,505,619
New Jersey EDA Series QQQ	5.00	6-15-2030	1,000,000	1,088,919
New Jersey EDA Series QQQ	5.00	6-15-2031	500,000	547,272
New Jersey TTFA Series A¤	0.00	12-15-2026	12,000,000	11,252,224
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,016,863
New Jersey TTFA Series C CAB (Ambac Insured)¤	0.00	12-15-2026	2,545,000	2,386,409
				39,767,703
Industrial development revenue: 0.01%
New Jersey EDA Elite Pharmaceuticals, Inc. Series A	6.50	9-1-2030	220,000	196,111
Miscellaneous revenue: 0.27%
Tender Option Bond Trust Receipts/Certificates Series 2016- XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.66	9-11-2025	5,000,000	5,000,000
Tax revenue: 0.08%
New Jersey TTFA Series BB	5.00	6-15-2030	1,500,000	1,598,869
Transportation revenue: 0.06%
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2036	500,000	547,746
South Jersey Transportation Authority Series A (BAM Insured)	5.00	11-1-2037	500,000	545,727
				1,093,473
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 23

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.36%
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20%	10-1-2039	$5,500,000	$4,835,097
New Jersey EDA American Water Co., Inc. Series D AMTøø	1.10	11-1-2029	2,075,000	1,854,295
				6,689,392
				67,681,032
New Mexico: 0.91%
Industrial development revenue: 0.48%
City of Farmington Southern California Edison Co. Series A	1.80	4-1-2029	10,000,000	9,040,279
Tax revenue: 0.08%
Winrock Town Center Tax Increment Development District No. 1144A	3.75	5-1-2028	470,000	464,938
Winrock Town Center Tax Increment Development District No. 1144A	4.00	5-1-2033	1,035,000	995,747
				1,460,685
Utilities revenue: 0.35%
New Mexico Municipal Energy Acquisition Authority Series A (Royal Bank of Canada LIQ)øø	5.00	11-1-2039	6,655,000	6,678,386
				17,179,350
New York: 10.68%
Airport revenue: 0.26%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	3,000,000	3,340,637
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2039	1,405,000	1,463,601
				4,804,238
Education revenue: 1.41%
Babylon L D Corp. II Series A	5.75	2-1-2033	2,265,000	2,326,596
Babylon L D Corp. II Series A	6.40	2-1-2043	3,720,000	3,794,878
Build NYC Resource Corp. Integration Charter Schools Series A144A	4.00	6-1-2031	650,000	600,833
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2036	525,000	500,356
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	550,000	505,976
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	6.25	4-15-2033	1,270,000	1,452,364
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series B144A	6.25	4-15-2033	1,120,000	1,280,825
Hempstead Town Local Development Corp. Academy Charter School Series A	4.05	2-1-2031	2,310,000	2,174,000
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	417,549
Hempstead Town Local Development Corp. Academy Charter School Series A	4.76	2-1-2027	785,000	777,302
The accompanying notes are an integral part of these financial statements.
24 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Hempstead Town Local Development Corp. Academy Charter School Series A	5.45%	2-1-2027	$1,640,000	$1,643,198
Hempstead Town Local Development Corp. Academy Charter School Series A	6.47	2-1-2033	1,435,000	1,484,921
Hempstead Town Local Development Corp. Academy Charter School Series B	4.76	2-1-2027	80,000	79,216
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.00	6-15-2032	7,115,000	7,545,623
New York City Industrial Development Agency Churchill School & Center for Learning Disabilities, Inc. (AGC Insured)	2.25	10-1-2029	825,000	769,557
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2030	625,000	664,575
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2037	200,000	209,773
New York State Dormitory Authority Iona College Series 2022	5.00	7-1-2042	275,000	283,054
				26,510,596
GO revenue: 2.12%
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	5,000,000	5,014,695
City of New York Series 3ø	4.00	4-1-2042	22,500,000	22,500,000
City of New York Series G6 (Mizuho Bank Limited LOC)ø	4.05	4-1-2042	10,300,000	10,300,000
City of Poughkeepsie	4.00	4-15-2029	245,000	240,705
City of Poughkeepsie	5.00	6-1-2025	235,000	235,859
City of Poughkeepsie	5.00	6-1-2031	600,000	608,496
Village of Washingtonville BAN	6.25	6-26-2025	880,000	884,365
				39,784,120
Health revenue: 1.16%
New York City Health & Hospitals Corp. Series B (TD Bank N.A. LOC)ø	3.55	2-15-2031	1,200,000	1,200,000
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2036	8,000,000	7,785,312
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2037	3,000,000	2,907,602
New York State Dormitory Authority Montefiore Obligated Group Series A	4.00	8-1-2038	5,965,000	5,750,461
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2028	1,400,000	1,462,138
New York State Dormitory Authority Montefiore Obligated Group Series A	5.00	9-1-2029	1,350,000	1,423,969
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2029	115,000	117,843
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2030	200,000	205,779
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2032	250,000	258,399
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.00	8-1-2034	750,000	774,302
				21,885,805
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 25

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.42%
Empire State Development Corp. Tax Revenue Series A	4.00%	3-15-2042	$5,000,000	$4,957,293
New York City Housing Development Corp. Series A-2øø	3.73	5-1-2063	5,000,000	4,998,334
New York Liberty Development Corp. Series A	1.70	11-15-2030	4,000,000	3,416,685
New York Liberty Development Corp. Series A	2.10	11-15-2032	5,000,000	4,223,497
New York State Housing Finance Agency Series J-2 (Department of Housing and Urban Development Insured)øø	1.10	11-1-2061	2,500,000	2,337,000
New York State Housing Finance Agency Series K-2 (Department of Housing and Urban Development Insured)øø	1.00	11-1-2061	260,000	244,757
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	0.88	4-1-2025	1,705,000	1,687,755
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.00	10-1-2025	2,415,000	2,351,860
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.05	4-1-2026	1,275,000	1,217,262
State of New York Mortgage Agency Homeowner Mortgage Revenue Series 235 AMT	1.15	10-1-2026	1,335,000	1,256,310
				26,690,753
Industrial development revenue: 0.75%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	2,000,000	1,844,342
New York Transportation Development Corp. American Airlines, Inc. AMT	2.25	8-1-2026	830,000	806,964
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	4.00	10-1-2030	750,000	744,554
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	9,250,000	9,593,002
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	2.50	10-31-2031	750,000	634,263
New York Transportation Development Corp. Empire State Thruway Partners LLC AMT	4.00	10-31-2034	500,000	482,796
				14,105,921
Miscellaneous revenue: 1.12%
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2025	1,250,000	1,250,000
New York City Industrial Development Agency Queens Ballpark Co. LLC Series A (AGM Insured)	5.00	1-1-2030	1,750,000	1,893,956
Suffolk Regional Off-Track Betting Co.	5.00	12-1-2034	10,000,000	10,305,545
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series A-2øø	2.00	5-15-2045	7,900,000	7,400,898
Western Regional Off-Track Betting Corp.144A	3.00	12-1-2026	270,000	263,514
				21,113,913
Resource recovery revenue: 0.10%
New York State Environmental Facilities Corp. Casella Waste Systems, Inc. Series R-1 AMTøø	2.75	9-1-2050	2,000,000	1,979,480
The accompanying notes are an integral part of these financial statements.
26 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 1.21%
New York City Transitional Finance Authority Future Tax Secured Revenue Series A-1	4.00%	8-1-2041	$3,000,000	$2,961,957
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2036	5,000,000	5,039,511
New York City Transitional Finance Authority Future Tax Secured Revenue Series B-1	4.00	8-1-2042	5,000,000	4,889,561
New York City Transitional Finance Authority Future Tax Secured Revenue Series C	5.00	5-1-2042	4,000,000	4,407,878
New York City Transitional Finance Authority Future Tax Secured Revenue Series C-S	5.00	5-1-2045	5,000,000	5,439,228
				22,738,135
Transportation revenue: 0.02%
Metropolitan Transportation Authority Series G-1F (U.S. SOFR+0.43%)±	3.42	11-1-2026	440,000	438,966
Utilities revenue: 0.79%
Long Island Power Authority Series Bøø	0.85	9-1-2050	3,000,000	2,941,897
Long Island Power Authority Series Bøø	1.50	9-1-2051	3,500,000	3,374,930
New York Power Authority Series A	4.00	11-15-2045	4,500,000	4,400,337
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	4,000,000	4,060,080
				14,777,244
Water & sewer revenue: 0.32%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	4.00	6-15-2040	6,000,000	6,046,306
				200,875,477
North Carolina: 0.49%
Education revenue: 0.08%
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2028	450,000	466,123
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2029	550,000	573,373
North Carolina Capital Facilities Finance Agency Campbell University, Inc. Series A	5.00	10-1-2030	450,000	471,498
				1,510,994
Health revenue: 0.28%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	2,000,000	1,948,418
North Carolina Medical Care Commission Friends Homes Obligated Group Series B-1	2.55	9-1-2026	1,575,000	1,531,019
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2029	275,000	273,607
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2030	285,000	281,954
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 27

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00%	3-1-2031	$290,000	$286,066
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2036	900,000	863,806
				5,184,870
Housing revenue: 0.13%
North Carolina Housing Finance Agency Series 54-A (GNMA / FNMA / FHLMC Insured)	4.15	7-1-2039	2,500,000	2,481,076
				9,176,940
North Dakota: 1.10%
GO revenue: 0.56%
McKenzie County Public School District No. 1 Series A	5.00	8-1-2025	960,000	968,285
McKenzie County Public School District No. 1 Series A	5.00	8-1-2026	1,115,000	1,142,596
McKenzie County Public School District No. 1 Series A	5.00	8-1-2027	1,170,000	1,216,474
McKenzie County Public School District No. 1 Series A	5.00	8-1-2028	1,225,000	1,289,223
McKenzie County Public School District No. 1 Series A	5.00	8-1-2029	1,290,000	1,357,872
McKenzie County Public School District No. 1 Series A	5.00	8-1-2030	1,355,000	1,427,017
McKenzie County Public School District No. 1 Series A	5.00	8-1-2031	1,420,000	1,496,201
McKenzie County Public School District No. 1 Series A	5.00	8-1-2032	1,490,000	1,567,983
				10,465,651
Health revenue: 0.18%
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2029	1,650,000	1,721,198
City of Grand Forks Altru Health System Obligated Group	5.00	12-1-2030	1,600,000	1,678,913
				3,400,111
Housing revenue: 0.36%
North Dakota Housing Finance Agency Series D	3.95	1-1-2035	2,075,000	2,053,904
North Dakota Housing Finance Agency Series D	3.95	7-1-2035	2,375,000	2,350,315
North Dakota Housing Finance Agency Series D	4.00	1-1-2036	1,175,000	1,161,558
North Dakota Housing Finance Agency Series D	4.00	7-1-2036	1,225,000	1,211,239
				6,777,016
				20,642,778
Ohio: 1.70%
Airport revenue: 0.12%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,303,981
Education revenue: 0.04%
Allen County Port Authority University of Northwestern Ohio Series A	4.00	12-1-2031	710,000	678,399
Health revenue: 0.29%
County of Hamilton UC Health Obligated Group	5.00	9-15-2027	615,000	629,209
The accompanying notes are an integral part of these financial statements.
28 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
County of Hamilton UC Health Obligated Group	5.00%	9-15-2028	$650,000	$670,028
County of Montgomery Premier Health Partners Obligated Group Series A	5.00	11-15-2033	4,000,000	4,175,855
				5,475,092
Tax revenue: 0.35%
City of Akron Income Tax Revenue	4.00	12-1-2029	4,515,000	4,656,346
City of Akron Income Tax Revenue	4.00	12-1-2030	1,830,000	1,891,752
				6,548,098
Utilities revenue: 0.90%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2031	1,700,000	1,866,772
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	6,355,000	6,363,500
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	7,000,000	6,780,642
Ohio Air Quality Development Authority Valley Electric Corp. Series Cøø	1.50	2-1-2026	2,000,000	1,938,599
				16,949,513
				31,955,083
Oklahoma: 0.83%
Education revenue: 0.30%
Oklahoma County Finance Authority Aerospace Science & Technology Education Center, Inc.144A	5.25	6-15-2034	750,000	764,304
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2025	925,000	927,479
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2026	975,000	985,928
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2027	1,370,000	1,397,664
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2028	715,000	733,641
Oklahoma Development Finance Authority University Obligated Group	5.00	8-1-2029	755,000	778,194
				5,587,210
Housing revenue: 0.31%
Carter County Public Facilities Authority Independent School District No. 19 Ardmore	5.00	9-1-2025	365,000	367,426
Carter County Public Facilities Authority Independent School District No. 77 Dickson	4.00	9-1-2025	350,000	351,085
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2028	2,500,000	2,490,351
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2025	855,000	860,961
Muskogee Industrial Trust Independent School District No. 20	5.00	9-1-2026	1,810,000	1,845,765
				5,915,588
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 29

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.22%
Tulsa Public Facilities Authority	4.00%	10-1-2027	$4,050,000	$4,109,544
				15,612,342
Oregon: 1.05%
Airport revenue: 0.35%
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2033	6,000,000	6,520,305
Health revenue: 0.70%
Hospital Facilities Authority of Multnomah County Oregon Adventist Health System/West Obligated Groupøø	5.00	3-1-2040	9,500,000	9,504,799
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2025	400,000	402,906
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2026	125,000	127,136
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2027	300,000	309,407
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00	10-1-2031	1,750,000	1,776,148
Yamhill County Hospital Authority Friendsview Manor Obligated Group Series A	5.00	11-15-2036	1,220,000	1,164,118
				13,284,514
				19,804,819
Pennsylvania: 5.07%
Airport revenue: 0.30%
Allegheny County Airport Authority Series A AMT	5.00	1-1-2030	3,000,000	3,161,918
Allegheny County Airport Authority Series A AMT	5.00	1-1-2031	2,250,000	2,391,808
				5,553,726
Education revenue: 0.79%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,100,000	2,133,933
Chester County IDA Avon Grove Charter School Series A	4.00	12-15-2027	785,000	783,734
Chester County IDA Collegium Charter School144A	5.00	10-15-2032	2,565,000	2,598,150
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2029	245,000	258,261
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2030	395,000	420,592
General Authority of Southcentral Pennsylvania York College Series TT2	5.00	5-1-2031	485,000	521,157
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2030	1,175,000	1,167,343
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2028	600,000	617,433
Pennsylvania Higher Education Assistance Agency Series A	5.00	6-1-2030	800,000	831,498
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	1,250,000	1,245,167
Philadelphia IDA Independence Charter School West	4.00	6-15-2029	260,000	251,935
Philadelphia IDA Mathematics Science & Technology Community Charter School Series A	4.50	8-1-2026	955,000	956,612
Philadelphia IDA Mathematics Science & Technology Community Charter School Series B	4.88	8-1-2026	625,000	626,710
The accompanying notes are an integral part of these financial statements.
30 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Philadelphia IDA Tacony Academy Charter School144A	5.00%	6-15-2033	$1,810,000	$1,848,695
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	500,000	512,780
				14,774,000
GO revenue: 0.96%
Armstrong School District Series A (BAM Insured)	5.00	3-15-2029	920,000	981,569
Laurel Highlands School District (BAM Insured)	3.00	2-1-2030	675,000	656,495
Laurel Highlands School District (BAM Insured)	4.00	2-1-2027	980,000	992,336
Laurel Highlands School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,171,286
Lower Moreland Township School District	4.00	11-1-2043	1,000,000	988,939
Phoenixville Area School District	4.00	11-15-2038	4,290,000	4,364,954
Phoenixville Area School District	4.00	11-15-2039	2,870,000	2,912,024
School District of Philadelphia Series A	5.00	9-1-2030	2,500,000	2,672,813
School District of Philadelphia Series A	5.00	9-1-2031	2,500,000	2,670,262
Scranton School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	714,864
				18,125,542
Health revenue: 1.15%
Berks County Municipal Authority Tower Health Obligated Group Series B-1øø	5.00	2-1-2040	6,000,000	5,923,402
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2026	1,350,000	1,346,670
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2028	1,500,000	1,546,568
Bucks County IDA Grand View Hospital/Sellersville Obligated Group	5.00	7-1-2031	1,120,000	1,177,578
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2031	750,000	750,771
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2032	1,390,000	1,389,330
Lancaster County Hospital Authority Health System Obligated Group	5.00	8-15-2046	5,500,000	5,556,812
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2031	345,000	344,968
Lancaster IDA Landis Homes Obligated Group	4.00	7-1-2037	345,000	336,384
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-2	5.25	7-1-2046	1,000,000	1,051,957
Pennsylvania EDFA UPMC Obligated Group Series A	4.00	11-15-2042	1,000,000	947,330
Westmoreland County IDA Excela Health Obligated Group Series A	5.00	7-1-2027	1,200,000	1,229,969
				21,601,739
Housing revenue: 0.95%
East Hempfield Township IDA Student Services, Inc.	5.00	7-1-2025	275,000	277,162
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.00	6-30-2032	2,770,000	2,943,051
Pennsylvania Housing Finance Agency Series 128A AMT	4.75	4-1-2033	710,000	711,777
Pennsylvania Housing Finance Agency Series 142-A	4.20	10-1-2035	4,475,000	4,515,568
Pennsylvania Housing Finance Agency Series 142-A	4.50	10-1-2038	5,800,000	5,899,856
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 31

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Pennsylvania Housing Finance Agency Series 142-A	5.50%	10-1-2053	$2,890,000	$3,037,231
Tender Option Bond Trust Receipts/Certificates Series 2023- XG0540 (Bank of America N.A. LIQ)144Aø	3.66	4-1-2051	580,000	580,000
				17,964,645
Miscellaneous revenue: 0.01%
Delaware Valley Regional Finance Authority Series C (Ambac Insured)	7.75	7-1-2027	125,000	138,740
Resource recovery revenue: 0.37%
Pennsylvania EDFA Republic Services, Inc. AMTøø	3.80	6-1-2044	7,000,000	7,000,000
Tax revenue: 0.12%
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2029	500,000	527,789
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2030	500,000	532,043
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2031	550,000	589,905
Allentown Neighborhood Improvement Zone Development Authority	5.00	5-1-2032	600,000	646,873
				2,296,610
Transportation revenue: 0.26%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	577,516
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2028	1,185,000	1,195,737
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	413,818
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	429,004
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	443,554
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	463,263
Pennsylvania Turnpike Commission Series 2017-3	5.00	12-1-2040	1,365,000	1,415,641
				4,938,533
Water & sewer revenue: 0.16%
Luzerne County IDA Pennsylvania-American Water Co. AMTøø	2.45	12-1-2039	3,250,000	2,918,745
				95,312,280
Rhode Island: 0.11%
GO revenue: 0.05%
City of Providence Series A	5.00	1-15-2025	450,000	450,227
City of Providence Series A	5.00	1-15-2026	450,000	457,088
				907,315
The accompanying notes are an integral part of these financial statements.
32 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.06%
Providence Public Building Authority Capital Improvement Program Projects Series A (AGC Insured)	5.25%	9-15-2043	$1,000,000	$1,098,148
Rhode Island Housing & Mortgage Finance Corp. Series 10-A	6.50	4-1-2027	15,000	15,031
				1,113,179
				2,020,494
South Carolina: 0.52%
Airport revenue: 0.06%
Charleston County Airport District Series A AMT	5.25	7-1-2041	1,000,000	1,089,026
Miscellaneous revenue: 0.02%
County of Berkeley Nexton Improvement District	4.00	11-1-2030	335,000	325,226
Resource recovery revenue: 0.02%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	260,000	208,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	5.25	2-1-2027	3,310,000	165,500
				373,500
Utilities revenue: 0.42%
South Carolina Public Service Authority Series A	5.00	12-1-2031	2,850,000	3,105,649
South Carolina Public Service Authority Series B (AGM Insured)	5.00	12-1-2045	4,500,000	4,836,854
				7,942,503
				9,730,255
Tennessee: 0.85%
GO revenue: 0.16%
Town of Collierville Series A	4.00	1-1-2046	3,150,000	3,097,807
Utilities revenue: 0.69%
Tennergy Corp. Series Aøø	4.00	12-1-2051	1,190,000	1,191,659
Tennergy Corp. Series Aøø	5.50	10-1-2053	8,010,000	8,553,159
Tennessee Energy Acquisition Corp.øø	4.00	11-1-2049	2,210,000	2,215,580
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	925,000	951,088
				12,911,486
				16,009,293
Texas: 8.47%
Airport revenue: 0.30%
City of El Paso Airport Revenue	5.00	8-15-2027	835,000	876,166
City of El Paso Airport Revenue	5.00	8-15-2028	880,000	938,326
City of El Paso Airport Revenue	5.00	8-15-2029	920,000	995,991
City of El Paso Airport Revenue	5.00	8-15-2030	970,000	1,063,279
City of Houston Airport System Revenue United Airlines, Inc. Series A AMT	5.00	7-1-2027	1,750,000	1,780,069
				5,653,831
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 33

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 1.66%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.13%	6-15-2034	$785,000	$776,178
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.25	6-15-2039	1,075,000	1,041,092
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144Aøø	4.50	6-15-2056	1,500,000	1,499,943
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc. Series A144Aøø	4.88	6-15-2056	2,195,000	2,207,535
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2029	300,000	304,864
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2030	305,000	309,823
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2031	315,000	319,927
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2044	400,000	388,970
Arlington Higher Education Finance Corp. Leadership Prep School	4.00	6-15-2049	250,000	237,094
Arlington Higher Education Finance Corp. Leadership Prep School	5.00	6-15-2039	225,000	241,785
Arlington Higher Education Finance Corp. School of Excellence in Education Series A	4.00	2-15-2031	1,195,000	1,109,280
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	5.00	2-15-2032	500,000	489,701
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2029	80,000	78,439
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2030	85,000	82,821
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2031	80,000	77,325
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2025	205,000	205,519
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2026	200,000	201,747
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2027	205,000	208,146
Arlington Higher Education Finance Corp. Wayside Schools Series A	5.00	8-15-2028	75,000	76,508
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2029	315,000	335,056
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2030	385,000	413,257
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2031	435,000	470,502
Clifton Higher Education Finance Corp. IDEA Public Schools Series A	5.00	8-15-2032	515,000	560,105
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series A	4.63	8-15-2025	1,880,000	1,887,476
Clifton Higher Education Finance Corp. International Leadership of Texas, Inc. Series D	5.00	8-15-2025	6,565,000	6,596,307
Clifton Higher Education Finance Corp. Uplift Education Series A	4.00	12-1-2025	525,000	522,975
The accompanying notes are an integral part of these financial statements.
34 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	5.50%	6-15-2033	$5,000,000	$5,102,983
New Hope Cultural Education Facilities Finance Corp. Cumberland Academy, Inc. Series A144A	4.00	8-15-2030	1,520,000	1,471,502
Newark Higher Education Finance Corp. A+ Charter Schools, Inc. Series A144A	4.63	8-15-2025	255,000	255,391
Odessa Junior College District (AGM Insured)	4.00	7-1-2029	650,000	669,441
Odessa Junior College District (AGM Insured)	4.00	7-1-2030	870,000	900,737
Odessa Junior College District (AGM Insured)	4.00	7-1-2031	220,000	228,882
Odessa Junior College District (AGM Insured)	4.00	7-1-2032	460,000	478,632
Odessa Junior College District (AGM Insured)	4.00	7-1-2033	710,000	735,517
Odessa Junior College District (AGM Insured)	4.00	7-1-2034	500,000	515,693
Odessa Junior College District (AGM Insured)	4.00	7-1-2035	290,000	298,609
				31,299,762
GO revenue: 1.80%
Brazosport Independent School District Series A	4.00	2-15-2029	2,355,000	2,397,043
City of Celina	4.00	9-1-2045	3,610,000	3,458,641
City of Houston Series A	4.00	3-1-2044	2,500,000	2,434,376
City of Lewisville	4.00	2-15-2041	2,975,000	2,965,192
City of Round Rock	4.00	8-15-2043	3,330,000	3,293,999
County of Bexar	4.00	6-15-2041	5,000,000	4,968,706
County of Hale (BAM Insured)	4.00	3-15-2042	2,195,000	2,149,078
El Paso County Hospital District (AGC Insured)	5.00	8-15-2042	2,500,000	2,678,162
Fort Bend Independent School District Series Bøø	0.72	8-1-2051	1,235,000	1,166,860
Grapevine-Colleyville Independent School District	5.00	8-15-2034	2,890,000	2,916,524
Grapevine-Colleyville Independent School District	5.00	8-15-2035	1,600,000	1,614,194
North East Independent School Districtøø	3.75	8-1-2049	2,000,000	2,012,516
Northwest Independent School District	5.00	2-15-2032	1,750,000	1,753,586
				33,808,877
Health revenue: 0.92%
Harris County Cultural Education Facilities Finance Corp. Texas Children’s Hospital Obligated Group Series A	4.00	10-1-2041	3,205,000	3,094,797
Harris County Cultural Education Facilities Finance Corp. Texas Medical Center Obligated Group Series Aøø	0.90	5-15-2050	1,500,000	1,479,600
New Hope Cultural Education Facilities Finance Corp. Children’s Health System of Texas Obligated Group Series A	5.00	8-15-2026	2,000,000	2,055,225
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series A (JPMorgan Chase Bank N.A. SPA)ø	3.75	11-15-2050	10,250,000	10,250,000
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2040	440,000	471,236
				17,350,858
Housing revenue: 0.49%
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2025	1,255,000	1,262,697
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 35

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
County of Wise Weatherford College of the Parker County Junior College District	5.00%	8-15-2028	$1,630,000	$1,692,176
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2031	680,000	721,270
County of Wise Weatherford College of the Parker County Junior College District	5.00	8-15-2034	980,000	1,027,864
Mizuho Floater/Residual Trust Series 2024-MIZ9158 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	3.94	3-1-2038	3,000,000	3,000,000
New Hope Cultural Education Facilities Finance Corp. CHF - Collegiate Housing Stephenville III LLC Series A	5.00	4-1-2025	480,000	482,030
Travis County Housing Finance Corp. Austin Gateway Apartments LPøø	4.13	6-1-2045	1,000,000	1,005,778
				9,191,815
Industrial development revenue: 0.61%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144Aøø	10.00	6-1-2042	3,000,000	2,700,000
Harris County Industrial Development Corp. Energy Transfer LPøø	4.05	11-1-2050	6,000,000	6,015,975
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.50	1-1-2030	800,000	727,812
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.63	1-1-2031	800,000	718,460
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	2.75	1-1-2036	1,500,000	1,252,454
				11,414,701
Miscellaneous revenue: 0.16%
Lower Colorado River Authority Transmission Services Corp.	5.00	5-15-2028	1,785,000	1,787,427
Lower Colorado River Authority Transmission Services Corp. Series A (AGM Insured)	4.00	5-15-2043	1,250,000	1,225,828
				3,013,255
Resource recovery revenue: 0.26%
Brazoria County Industrial Development Corp. Aleon Renewable Metals LLC AMT144A	12.00	6-1-2043	5,000,000	4,913,987
Transportation revenue: 0.35%
County of Harris Toll Road Revenue Series B	5.00	8-15-2026	1,280,000	1,294,232
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2030	1,000,000	1,064,207
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2032	1,000,000	1,059,727
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	5.00	12-31-2033	3,000,000	3,170,378
				6,588,544
The accompanying notes are an integral part of these financial statements.
36 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.28%
City of San Antonio Electric & Gas Systems Revenueøø	1.75%	2-1-2049	$4,250,000	$4,167,372
Lower Colorado River Authority (AGM Insured)	5.00	5-15-2030	990,000	1,077,732
				5,245,104
Water & sewer revenue: 1.64%
City of Dallas Waterworks & Sewer System Revenue Series A	5.00	10-1-2029	16,225,000	16,691,428
City of Fort Worth Water & Sewer System Revenue	4.13	2-15-2046	3,000,000	2,903,935
City of Garland Water & Sewer System Revenue	4.00	3-1-2041	2,255,000	2,260,402
City of Garland Water & Sewer System Revenue	4.00	3-1-2042	1,185,000	1,182,007
San Antonio Water System Series A (Truist Bank SPA)ø	4.08	5-1-2054	3,000,000	3,000,000
Texas Water Development Board State Water Implementation Revenue Fund	4.00	10-15-2045	5,000,000	4,849,081
				30,886,853
				159,367,587
Utah: 0.80%
Airport revenue: 0.20%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2029	1,000,000	1,039,091
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2031	2,705,000	2,807,538
				3,846,629
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	3.25	6-15-2031	505,000	454,146
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Series A144A	3.50	2-15-2026	465,000	457,272
				911,418
Health revenue: 0.09%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2043	1,635,000	1,607,710
Housing revenue: 0.16%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	2,730,000	2,987,632
Miscellaneous revenue: 0.17%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2026	1,000,000	998,702
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2028	1,000,000	998,255
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2029	580,000	577,089
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2030	680,000	671,255
				3,245,301
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 37

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.00%	6-1-2044	$1,000,000	$1,001,915
MIDA Mountain Village Public Infrastructure District Military Installation Development Authority Military Recreation Facility Project Area Series 2144A	5.50	6-15-2039	1,500,000	1,520,791
				2,522,706
				15,121,396
Vermont: 0.05%
Housing revenue: 0.05%
Vermont Housing Finance Agency Series A (GNMA / FNMA / FHLMC Insured)	3.75	11-1-2050	915,000	912,223
Virginia: 1.82%
Education revenue: 0.06%
Virginia College Building Authority Regent University	5.00	6-1-2029	330,000	342,797
Virginia College Building Authority Regent University	5.00	6-1-2030	350,000	365,576
Virginia College Building Authority Regent University	5.00	6-1-2031	300,000	314,816
				1,023,189
GO revenue: 0.14%
County of Arlington Series A	4.00	8-1-2040	2,500,000	2,525,235
Health revenue: 0.35%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	350,000	342,119
Winchester EDA Valley Health Obligated Group Series B-1 (Truist Bank LOC)ø	3.95	1-1-2054	4,300,000	4,300,000
Winchester EDA Valley Health Obligated Group Series B-2 (Truist Bank LOC)ø	3.95	1-1-2054	2,000,000	2,000,000
				6,642,119
Transportation revenue: 0.80%
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2029	10,000,000	7,002,762
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	1-1-2032	3,225,000	3,398,141
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	5.00	7-1-2032	2,800,000	2,946,728
Virginia Small Business Financing Authority Elizabeth River Crossings OpCo. LLC AMT	4.00	7-1-2029	1,750,000	1,755,218
				15,102,849
Utilities revenue: 0.47%
Wise County IDA Virginia Electric & Power Co. Series Aøø	0.75	10-1-2040	5,000,000	4,853,402
York County EDA Virginia Electric & Power Co. Series Aøø	3.65	5-1-2033	4,000,000	4,034,810
				8,888,212
				34,181,604
The accompanying notes are an integral part of these financial statements.
38 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 2.34%
Airport revenue: 0.11%
Port of Seattle Series A AMT	5.00%	5-1-2036	$2,030,000	$2,065,883
Health revenue: 1.30%
Jefferson County Public Hospital District No. 2 Series A	5.75	12-1-2033	2,350,000	2,326,091
Skagit County Public Hospital District No. 1	5.00	12-1-2029	3,975,000	4,035,403
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-2 (SIFMA Municipal Swap+1.40%)±	5.02	1-1-2035	11,000,000	11,000,000
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series B-3øø	5.00	8-1-2049	3,000,000	3,093,125
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2038	3,000,000	3,005,850
Washington Health Care Facilities Authority Providence St. Joseph Health Obligated Group Series D	5.00	10-1-2041	1,000,000	1,001,973
				24,462,442
Housing revenue: 0.76%
King County Housing Authority	2.00	10-1-2033	600,000	492,821
King County Housing Authority	2.13	10-1-2036	2,000,000	1,569,268
King County Housing Authority	4.00	10-1-2029	225,000	227,601
King County Housing Authority	4.00	10-1-2030	200,000	203,460
King County Housing Authority	4.00	10-1-2031	290,000	290,141
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,906,901
Snohomish County Housing Authority	5.00	4-1-2027	1,130,000	1,167,857
Snohomish County Housing Authority	5.00	4-1-2028	1,610,000	1,684,672
Snohomish County Housing Authority	5.00	4-1-2029	1,690,000	1,786,213
Washington State Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,033,617
				14,362,551
Utilities revenue: 0.17%
City of Seattle Municipal Light & Power Revenue Series B (SIFMA Municipal Swap+0.25%)±	3.87	5-1-2045	3,250,000	3,198,549
				44,089,425
West Virginia: 0.55%
Education revenue: 0.06%
West Virginia University Series Bøø	5.00	10-1-2041	1,000,000	1,066,734
Tax revenue: 0.20%
County of Monongalia Building Commission Development District No. 4 Series A144A	5.00	6-1-2033	415,000	431,947
County of Monongalia Building Commission Development District No. 4 Series A144A	5.75	6-1-2043	880,000	940,469
Monongalia County Commission Excise Tax District Series A144A	4.13	6-1-2043	845,000	749,269
Monongalia County Commission Excise Tax District Series A144A	4.50	6-1-2027	1,645,000	1,651,940
				3,773,625
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 39

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.27%
West Virginia EDA Wheeling Power Co. Series 2013A AMTøø	3.00%	6-1-2037	$5,245,000	$5,122,981
Water & sewer revenue: 0.02%
City of Parkersburg Combined Waterworks & Sewerage System Revenue Series A (BAM Insured)	3.00	8-1-2025	400,000	398,863
				10,362,203
Wisconsin: 1.98%
Education revenue: 0.35%
PFA Corvian Community School, Inc. Series A144A	4.00	6-15-2029	715,000	691,151
PFA Corvian Community School, Inc. Series A144A	4.25	6-15-2029	650,000	634,758
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2031	1,150,000	1,052,645
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2034	825,000	854,211
PFA Nevada Charter Academies Series A144A	4.00	7-15-2029	490,000	484,764
PFA Pine Lake Preparatory, Inc.144A	4.35	3-1-2025	390,000	389,585
PFA Roseman University of Health Sciences144A	4.00	4-1-2032	835,000	822,689
PFA Triad Math & Science Academy Co.	4.25	6-15-2027	480,000	481,376
PFA Triad Math & Science Academy Co.	5.00	6-15-2032	725,000	760,923
PFA Unity Classical Charter School; A Challenge Foundation Academy144A	5.75	7-1-2033	485,000	503,933
				6,676,035
GO revenue: 0.68%
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2035	2,200,000	2,451,149
City of Milwaukee Series B2 (AGM Insured)	5.00	4-1-2036	2,235,000	2,480,218
Milwaukee Metropolitan Sewerage District Series A	4.00	10-1-2043	8,000,000	7,822,514
				12,753,881
Health revenue: 0.55%
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	184,147
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	185,466
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	293,006
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	370,118
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	578,555
PFA Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	602,669
PFA Washoe Barton Medical Clinic Series A144A	4.00	12-1-2031	700,000	674,332
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2036	3,000,000	2,933,343
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2027	1,145,000	1,188,966
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	600,000	631,761
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2027	375,000	375,912
Wisconsin HEFA St. Camillus Health System Obligated Group Series A	5.00	11-1-2028	1,405,000	1,408,134
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2029	895,000	886,541
				10,312,950
The accompanying notes are an integral part of these financial statements.
40 | Allspring Strategic Municipal Bond Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.09%
PFA Customer Facility Charge-SA LLC Series A	3.75%	2-1-2032	$850,000	$808,449
PFA Foundation of The University of North Carolina at Charlotte, Inc. Series A144A	4.00	9-1-2036	1,000,000	882,002
				1,690,451
Miscellaneous revenue: 0.31%
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2029	1,050,000	861,173
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2031	1,350,000	1,014,821
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2028	260,000	223,212
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2029	390,000	321,421
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2030	550,000	434,893
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,050,217
				5,905,737
				37,339,054
Total municipal obligations (Cost $1,922,285,859)				1,873,272,472

		Yield	Shares
Short-term investments: 0.11%
Investment companies: 0.11%
Allspring Government Money Market Fund Select Class♠∞		4.42	2,145,395	2,145,395
Total short-term investments (Cost $2,145,395)				2,145,395
Total investments in securities (Cost $1,924,431,254)	99.71%			1,875,417,867
Other assets and liabilities, net	0.29			5,375,363
Total net assets	100.00%			$1,880,793,230

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

†	Non-income-earning security
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 41

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
QSBLF	Qualified School Board Loan Fund Insured
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,593,014	$277,213,049	$(277,660,668)	$0	$0	$2,145,395	2,145,395	$147,324
The accompanying notes are an integral part of these financial statements.
42 | Allspring Strategic Municipal Bond Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,922,285,859)	$1,873,272,472
Investments in affiliated securities, at value (cost $2,145,395)	2,145,395
Cash	376
Receivable for interest	19,461,226
Receivable for investments sold	4,270,559
Receivable for Fund shares sold	2,015,247
Prepaid expenses and other assets	59,402
Total assets	1,901,224,677
Liabilities
Payable for Fund shares redeemed	11,690,822
Payable for investments purchased	7,000,000
Dividends payable	791,049
Management fee payable	612,535
Administration fees payable	154,403
Shareholder servicing fees payable	82,884
Distribution fee payable	11,915
Trustees’ fees and expenses payable	2,002
Accrued expenses and other liabilities	85,837
Total liabilities	20,431,447
Total net assets	$1,880,793,230
Net assets consist of
Paid-in capital	$1,967,058,625
Total distributable loss	(86,265,395)
Total net assets	$1,880,793,230
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 43

Statement of assets and liabilities—December 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$319,635,672
Shares outstanding–Class A1	36,258,808
Net asset value per share–Class A	$8.82
Maximum offering price per share – Class A2	$9.19
Net assets–Class C	$18,016,190
Shares outstanding–Class C1	2,036,591
Net asset value per share–Class C	$8.85
Net assets–Class R6	$24,323,462
Shares outstanding–Class R6[1]	2,759,289
Net asset value per share–Class R6	$8.82
Net assets–Administrator Class	$25,345,760
Shares outstanding–Administrator Class[1]	2,876,503
Net asset value per share–Administrator Class	$8.81
Net assets–Institutional Class	$1,493,472,146
Shares outstanding–Institutional Class[1]	169,452,261
Net asset value per share–Institutional Class	$8.81
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Strategic Municipal Bond Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$31,604,514
Income from affiliated securities	147,324
Total investment income	31,751,838
Expenses
Management fee	3,569,396
Administration fees
Class A	255,778
Class C	14,087
Class R6	3,598
Administrator Class	17,112
Institutional Class	605,206
Shareholder servicing fees
Class A	426,003
Class C	23,418
Administrator Class	42,559
Distribution fee
Class C	70,255
Custody and accounting fees	33,730
Professional fees	45,143
Registration fees	60,984
Shareholder report expenses	33,131
Trustees’ fees and expenses	13,305
Other fees and expenses	33,054
Total expenses	5,246,759
Less: Fee waivers and/or expense reimbursements
Fund-level	(22,618)
Administrator Class	(10,344)
Net expenses	5,213,797
Net investment income	26,538,041
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(392,020)
Net change in unrealized gains (losses) on investments	8,779,184
Net realized and unrealized gains (losses) on investments	8,387,164
Net increase in net assets resulting from operations	$34,925,205
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 45

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$26,538,041		$49,252,845
Net realized losses on investments		(392,020)		(6,331,714)
Net change in unrealized gains (losses) on investments		8,779,184		23,941,860
Net increase in net assets resulting from operations		34,925,205		66,862,991
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,265,446)		(8,518,498)
Class C		(164,497)		(377,648)
Class R6		(344,746)		(620,310)
Administrator Class		(446,125)		(1,010,905)
Institutional Class		(21,369,897)		(38,873,257)
Total distributions to shareholders		(26,590,711)		(49,400,618)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,509,387	22,228,988	5,684,536	49,435,204
Class C	120,278	1,069,091	156,080	1,365,428
Class R6	176,990	1,566,544	260,360	2,224,950
Administrator Class	130,965	1,160,588	304,934	2,648,640
Institutional Class	34,031,867	300,997,960	54,905,755	476,670,568
		327,023,171		532,344,790
Reinvestment of distributions
Class A	428,481	3,795,780	873,999	7,586,175
Class C	17,507	155,621	40,965	356,586
Class R6	7,212	63,887	15,439	133,736
Administrator Class	47,325	418,837	111,339	965,445
Institutional Class	2,050,693	18,159,669	3,843,059	33,351,593
		22,593,794		42,393,535
Payment for shares redeemed
Class A	(5,129,328)	(45,423,931)	(15,114,980)	(131,086,767)
Class C	(291,894)	(2,592,581)	(1,205,491)	(10,505,657)
Class R6	(7,408)	(65,606)	(515,213)	(4,392,351)
Administrator Class	(1,414,884)	(12,497,179)	(1,880,538)	(16,147,635)
Institutional Class	(29,663,134)	(262,330,773)	(68,827,605)	(594,848,481)
		(322,910,070)		(756,980,891)
Net increase (decrease) in net assets resulting from capital share transactions		26,706,895		(182,242,566)
Total increase (decrease) in net assets		35,041,389		(164,780,193)
Net assets
Beginning of period		1,845,751,841		2,010,532,034
End of period		$1,880,793,230		$1,845,751,841
The accompanying notes are an integral part of these consolidated financial statements.
46 | Allspring Strategic Municipal Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.78	$8.68	$8.68	$9.33	$9.17	$9.14
Net investment income	0.11 [1]	0.20 [1]	0.17	0.13	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.04	0.11	0.00 [2]	(0.65)	0.16	0.03
Total from investment operations	0.15	0.31	0.17	(0.52)	0.30	0.20
Distributions to shareholders from
Net investment income	(0.11)	(0.21)	(0.17)	(0.13)	(0.14)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.11)	(0.21)	(0.17)	(0.13)	(0.14)	(0.17)
Net asset value, end of period	$8.82	$8.78	$8.68	$8.68	$9.33	$9.17
Total return[3]	1.73%	3.58%	2.03%	(5.66)%	3.26%	2.23%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.80%	0.79%	0.79%	0.79%
Net expenses	0.79%	0.79%	0.80%	0.79%	0.79%	0.79%
Net investment income	2.50%	2.36%	2.00%	1.38%	1.47%	1.81%
Supplemental data
Portfolio turnover rate	7%	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$319,636	$337,409	$407,928	$508,573	$622,409	$545,670

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 47

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.81	$8.71	$8.71	$9.36	$9.20	$9.17
Net investment income	0.08 [1]	0.14 [1]	0.12	0.06	0.07	0.10
Net realized and unrealized gains (losses) on investments	0.04	0.10	(0.01)	(0.65)	0.16	0.04
Total from investment operations	0.12	0.24	0.11	(0.59)	0.23	0.14
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.11)	(0.06)	(0.07)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.08)	(0.14)	(0.11)	(0.06)	(0.07)	(0.11)
Net asset value, end of period	$8.85	$8.81	$8.71	$8.71	$9.36	$9.20
Total return[2]	1.34%	2.81%	1.27%	(6.34)%	2.49%	1.47%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.55%	1.54%	1.54%	1.54%
Net expenses	1.54%	1.54%	1.55%	1.54%	1.54%	1.54%
Net investment income	1.75%	1.61%	1.24%	0.62%	0.72%	1.06%
Supplemental data
Portfolio turnover rate	7%	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$18,016	$19,291	$27,858	$39,696	$56,483	$69,472

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
48 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.78	$8.68	$8.68	$9.33	$9.17	$9.15
Net investment income	0.13 [1]	0.24 [1]	0.21	0.16	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.04	0.10	0.00 [2]	(0.65)	0.16	0.03
Total from investment operations	0.17	0.34	0.21	(0.49)	0.33	0.23
Distributions to shareholders from
Net investment income	(0.13)	(0.24)	(0.21)	(0.16)	(0.17)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.13)	(0.24)	(0.21)	(0.16)	(0.17)	(0.21)
Net asset value, end of period	$8.82	$8.78	$8.68	$8.68	$9.33	$9.17
Total return[3]	1.92%	3.97%	2.42%	(5.30)%	3.65%	2.51%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.41%	0.41%	0.41%
Net expenses	0.42%	0.42%	0.42%	0.41%	0.41%	0.41%
Net investment income	2.87%	2.74%	2.45%	1.74%	1.85%	2.19%
Supplemental data
Portfolio turnover rate	7%	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$24,323	$22,661	$24,490	$11,008	$17,590	$20,459

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 49

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.77	$8.67	$8.68	$9.32	$9.17	$9.14
Net investment income	0.12 [1]	0.21 [1]	0.18	0.13	0.15	0.17
Net realized and unrealized gains (losses) on investments	0.04	0.10	0.00 [2]	(0.63)	0.15	0.04
Total from investment operations	0.16	0.31	0.18	(0.50)	0.30	0.21
Distributions to shareholders from
Net investment income	(0.12)	(0.21)	(0.19)	(0.14)	(0.15)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.12)	(0.21)	(0.19)	(0.14)	(0.15)	(0.18)
Net asset value, end of period	$8.81	$8.77	$8.67	$8.68	$9.32	$9.17
Total return[3]	1.79%	3.70%	2.03%	(5.46)%	3.27%	2.34%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.74%	0.73%	0.73%	0.73%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	2.60%	2.47%	2.10%	1.48%	1.58%	1.92%
Supplemental data
Portfolio turnover rate	7%	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$25,346	$36,076	$48,378	$76,816	$111,200	$115,889

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
50 | Allspring Strategic Municipal Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.77	$8.68	$8.68	$9.32	$9.17	$9.14
Net investment income	0.13 [1]	0.23 [1]	0.20	0.16	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.04	0.09	0.00 [2]	(0.64)	0.15	0.04
Total from investment operations	0.17	0.32	0.20	(0.48)	0.32	0.24
Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.20)	(0.16)	(0.17)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.01)
Total distributions to shareholders	(0.13)	(0.23)	(0.20)	(0.16)	(0.17)	(0.21)
Net asset value, end of period	$8.81	$8.77	$8.68	$8.68	$9.32	$9.17
Total return[3]	1.89%	3.80%	2.37%	(5.25)%	3.49%	2.57%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.47%	0.46%	0.46%	0.46%
Net expenses	0.47%	0.47%	0.47%	0.46%	0.46%	0.46%
Net investment income	2.82%	2.69%	2.33%	1.71%	1.80%	2.14%
Supplemental data
Portfolio turnover rate	7%	11%	15%	24%	11%	26%
Net assets, end of period (000s omitted)	$1,493,472	$1,430,315	$1,501,879	$1,806,507	$2,262,320	$1,829,368

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Strategic Municipal Bond Fund | 51

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has
52 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $1,925,181,954 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,963,263
Gross unrealized losses	(56,727,350)
Net unrealized losses	$(49,764,087)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $16,573,726 in short-term capital losses and $19,692,912 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Strategic Municipal Bond Fund | 53

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$1,873,106,972	$165,500	$1,873,272,472
Short-term investments
Investment companies	2,145,395	0	0	2,145,395
Total assets	$2,145,395	$1,873,106,972	$165,500	$1,875,417,867
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain
54 | Allspring Strategic Municipal Bond Fund

Notes to financial statements (unaudited)
classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.79%
Class C	1.54
Class R6	0.42
Administrator Class	0.68
Institutional Class	0.47
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $1,565 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $164,659,129, $72,305,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $172,700,183 and $119,235,339, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Strategic Municipal Bond Fund | 55

Notes to financial statements (unaudited)
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
56 | Allspring Strategic Municipal Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Strategic Municipal Bond Fund | 57

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

58 | Allspring Strategic Municipal Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4313 12-24

Allspring Ultra
Short-Term
Municipal Income
Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Ultra Short-Term Municipal Income Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Principal	Value
Closed-end fund obligations: 1.04%
California: 0.35%
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (25 shares) 4.07%144Aø	$2,500,000	$2,500,000
Massachusetts: 0.69%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series 4-4895 (50 shares) 3.71%144Aø	5,000,000	5,000,000
Total closed-end fund obligations (Cost $7,500,000)		7,500,000

	Interest rate	Maturity date
Municipal obligations: 96.52%
Alabama: 3.53%
Education revenue: 0.07%
University of South Alabama (BAM Insured)	4.00%	4-1-2025	500,000	500,895
Industrial development revenue: 0.69%
Industrial Development Board of the City of Mobile Alabama Power Co.øø	3.65	7-15-2034	5,000,000	4,999,757
Utilities revenue: 2.77%
Black Belt Energy Gas District Series C	5.50	6-1-2027	1,135,000	1,178,484
Black Belt Energy Gas District Series C	5.50	6-1-2028	1,600,000	1,685,340
Black Belt Energy Gas District Series D	5.00	11-1-2028	5,000,000	5,209,003
Black Belt Energy Gas District Series D2 (U.S. SOFR+1.40%) (Royal Bank of Canada LIQ)±	4.39	7-1-2052	3,500,000	3,537,588
Black Belt Energy Gas District Series E	5.00	6-1-2025	1,250,000	1,256,171
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2025	650,000	653,810
Southeast Energy Authority A Cooperative District Project No. 5 Series A	5.00	7-1-2026	1,750,000	1,780,086
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3199 (Morgan Stanley Bank LIQ)144Aø	3.92	4-1-2054	2,755,000	2,755,000
West Jefferson Industrial Development Board Alabama Power Co. AMTø	4.05	8-1-2063	2,000,000	2,000,000
				20,055,482
				25,556,134
Alaska: 0.49%
Airport revenue: 0.28%
State of Alaska International Airports System Series C AMT	5.00	10-1-2025	2,000,000	2,022,493
Health revenue: 0.21%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2027	1,455,000	1,510,123
				3,532,616
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Arizona: 1.53%
Health revenue: 0.55%
Arizona Health Facilities Authority Banner Health Obligated Group Series B (SIFMA Municipal Swap+0.25%)±	3.87%	1-1-2046	$630,000	$627,666
Arizona Health Facilities Authority Series B (SIFMA Municipal Swap+0.25%)±	3.87	1-1-2046	3,370,000	3,327,949
				3,955,615
Housing revenue: 0.15%
Arizona IDA TWG Glendale LPøø	5.00	3-1-2045	1,100,000	1,122,714
Industrial development revenue: 0.42%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	3,000,000	3,006,939
Utilities revenue: 0.41%
Coconino County Pollution Control Corp. Nevada Power Co. Series A AMTøø	4.13	9-1-2032	3,000,000	2,994,042
				11,079,310
Arkansas: 0.08%
Tax revenue: 0.08%
City of Cabot Sales & Use Tax Revenue Series B	5.00	12-1-2025	275,000	279,686
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2025	100,000	100,978
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2026	125,000	128,541
City of Springdale Sales & Use Tax Revenue Series B (BAM Insured)	5.00	8-1-2027	100,000	104,549
				613,754
California: 3.28%
GO revenue: 0.22%
State of California	5.00	3-1-2028	1,600,000	1,604,949
Health revenue: 0.98%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	3-1-2025	2,500,000	2,501,668
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	540,000	559,327
California HFFA Providence St. Joseph Health Obligated Group Series A	5.00	10-1-2027	600,000	601,237
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2025	400,000	399,765
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2025	750,000	752,587
Palomar Health Obligated Group	5.00	11-1-2028	2,345,000	2,274,535
				7,089,119
Housing revenue: 0.72%
California Statewide CDA Uptown Newport Building Owner LP Series BB (East West Bank LOC)ø	3.69	3-1-2057	5,200,000	5,200,000
Resource recovery revenue: 0.20%
California PCFA Republic Services, Inc. AMT144Aø	4.05	7-1-2043	1,420,000	1,419,905
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00%	8-1-2025	$600,000	$601,900
Transportation revenue: 0.55%
Bay Area Toll Authority Series Bøø	2.85	4-1-2047	4,000,000	3,991,697
Utilities revenue: 0.53%
California Community Choice Financing Authority Series C	5.00	10-1-2027	675,000	691,379
City of Vernon Electric System Revenue Series A	5.00	4-1-2025	560,000	562,240
City of Vernon Electric System Revenue Series A	5.00	10-1-2025	635,000	643,132
City of Vernon Electric System Revenue Series A	5.00	4-1-2026	420,000	428,990
City of Vernon Electric System Revenue Series A	5.00	10-1-2026	585,000	602,796
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2027	400,000	411,858
Southern California Public Power Authority Anaheim Electric System Revenue Series A	5.00	9-1-2028	500,000	519,931
				3,860,326
				23,767,896
Colorado: 0.94%
Airport revenue: 0.68%
City & County of Denver Airport System Revenue Series B2 AMTøø	5.00	11-15-2031	1,840,000	1,859,712
City & County of Denver Airport System Revenue Series C	5.00	11-15-2025	3,000,000	3,050,552
				4,910,264
Miscellaneous revenue: 0.19%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2028	795,000	846,219
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AGM Insured)	5.00	12-1-2029	500,000	540,144
				1,386,363
Water & sewer revenue: 0.07%
Central Weld County Water District (AGM Insured)	5.00	12-1-2025	520,000	528,466
				6,825,093
Connecticut: 2.99%
Education revenue: 0.41%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	3,000,000	2,974,545
GO revenue: 1.86%
City of Bridgeport Series A	5.00	6-1-2025	2,695,000	2,712,907
City of Bridgeport Series C	5.00	2-15-2025	750,000	751,361
City of Danbury Series B BAN144A	5.00	2-24-2025	7,000,000	7,015,470
State of Connecticut Series 2021 A	3.00	1-15-2025	3,000,000	2,999,421
				13,479,159
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.49%
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00%	7-1-2025	$730,000	$736,704
Connecticut State HEFA Yale-New Haven Health Obligated Group Series A	5.00	7-1-2026	2,735,000	2,811,132
				3,547,836
Housing revenue: 0.07%
Connecticut HFA Series A-1	0.40	5-15-2025	500,000	492,588
Tax revenue: 0.16%
State of Connecticut Special Tax Revenue Series A	5.00	5-1-2025	1,150,000	1,157,122
				21,651,250
Florida: 1.89%
Health revenue: 0.55%
Lee County IDA Health System, Inc. Obligated Group Series Bø	4.20	4-1-2049	4,000,000	4,000,000
Housing revenue: 0.90%
Florida Housing Finance Corp. Vineland Family Apartments Ltd. Series Eøø	3.80	6-1-2042	3,500,000	3,512,597
Miami-Dade County HFA Cutler Vista Housing LPøø	5.00	3-1-2027	3,000,000	3,029,075
				6,541,672
Water & sewer revenue: 0.44%
North Sumter County Utility Dependent District (AGM Insured)	5.00	10-1-2025	635,000	643,553
Tohopekaliga Water Authority144A	5.00	10-1-2025	2,500,000	2,531,820
				3,175,373
				13,717,045
Georgia: 2.02%
Health revenue: 0.19%
Cobb County Kennestone Hospital Authority WellStar Health System Obligated Group	5.00	4-1-2025	660,000	662,688
Gainesville & Hall County Hospital Authority Northeast Georgia Health System Obligated Group Series A	5.00	2-15-2026	700,000	711,854
				1,374,542
Utilities revenue: 1.83%
Development Authority of Burke County Georgia Power Co.øø	2.88	12-1-2049	3,000,000	2,977,493
Development Authority of Monroe County Georgia Power Co. Series 1støø	1.00	7-1-2049	1,875,000	1,758,625
Main Street Natural Gas, Inc. Series C	4.00	12-1-2025	1,000,000	1,002,768
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	4,000,000	3,953,900
Main Street Natural Gas, Inc. Series E	5.00	12-1-2026	2,745,000	2,809,441
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	7-1-2025	200,000	201,629
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00%	1-1-2026	$225,000	$229,230
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AGM Insured)	5.00	7-1-2026	300,000	308,573
				13,241,659
				14,616,201
Hawaii: 0.61%
Health revenue: 0.21%
State of Hawaii Department of Budget & Finance Queen’s Health Systems Obligated Group Series B (SIFMA Municipal Swap+0.45%)±	4.07	7-1-2039	1,540,000	1,540,000
Utilities revenue: 0.40%
State of Hawaii Department of Budget & Finance Series A AMT	3.10	5-1-2026	3,000,000	2,899,966
				4,439,966
Idaho: 0.64%
Housing revenue: 0.64%
Idaho Housing & Finance Association Class I Series Aø	3.80	1-1-2038	300,000	300,000
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0565 (GNMA / FNMA / FHLMC Insured) (Barclays Bank plc LIQ)144Aø	3.54	1-1-2054	4,355,000	4,355,000
				4,655,000
Illinois: 7.98%
Airport revenue: 1.31%
Chicago Midway International Airport Series A AMT	5.00	1-1-2028	1,200,000	1,241,479
Chicago Midway International Airport Series A AMT	5.00	1-1-2029	1,000,000	1,044,575
Chicago Midway International Airport Series B	5.00	1-1-2027	390,000	404,125
Chicago Midway International Airport Series B	5.00	1-1-2028	225,000	237,215
Chicago Midway International Airport Series C AMT	5.00	1-1-2026	3,000,000	3,035,748
Chicago O’Hare International Airport Series D	5.00	1-1-2025	2,500,000	2,500,000
Chicago O’Hare International Airport Series E AMT	5.00	1-1-2025	1,000,000	1,000,000
				9,463,142
Education revenue: 0.60%
Illinois Finance Authority Benedictine University	5.00	10-1-2025	600,000	601,022
Illinois Finance Authority Bradley University	5.00	8-1-2025	250,000	251,727
Illinois Finance Authority Bradley University	5.00	8-1-2026	325,000	331,535
Illinois Finance Authority Chicago School - California, Inc.	5.00	4-1-2029	575,000	606,676
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2025	1,500,000	1,520,985
Southern Illinois University Series A (BAM Insured)	5.00	4-1-2025	1,025,000	1,028,052
				4,339,997
GO revenue: 2.80%
City of Chicago Series A	5.00	1-1-2025	2,500,000	2,500,000
City of Chicago Series B	5.00	1-1-2025	1,250,000	1,250,000
City of Chicago Series B	5.00	1-1-2026	2,750,000	2,750,879
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
City of Peoria Series A (BAM Insured)	4.00%	1-1-2025	$1,250,000	$1,250,000
City of Peoria Series A (BAM Insured)	4.00	1-1-2026	500,000	503,302
Grundy Kendall & Will Counties Community High School District No. 111 Minooka	5.00	12-1-2029	5,000,000	5,007,845
South Sangamon Water Commission (AGM Insured)	4.00	1-1-2026	500,000	501,839
State of Illinois	5.25	2-1-2029	1,500,000	1,500,874
State of Illinois Series B	5.00	3-1-2025	1,500,000	1,503,244
State of Illinois Series B	5.00	5-1-2025	2,000,000	2,009,408
State of Illinois Series C	4.00	3-1-2025	1,500,000	1,501,007
				20,278,398
Health revenue: 0.61%
Illinois Finance Authority Advocate Aurora Health Obligated Group Series B	4.00	5-1-2041	2,800,000	2,806,018
Illinois Finance Authority Ascension Health Credit Group Series C	5.00	2-15-2028	1,535,000	1,593,653
				4,399,671
Housing revenue: 1.61%
City of Chicago Heights Olympic Village LLC (FHA Insured)øø	2.88	8-1-2027	5,000,000	4,968,418
City of Chicago New City Redevelopment LPøø	3.50	8-1-2027	2,150,000	2,149,884
Illinois Housing Development Authority 6900 Crandon LIHTC LLC (FHA Insured)øø	5.00	2-1-2027	2,000,000	2,032,758
Illinois Housing Development Authority Series A (FHA Insured) (FHLB SPA)ø	3.67	1-1-2064	1,000,000	1,000,000
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	4.00	12-15-2027	1,500,000	1,526,200
				11,677,260
Tax revenue: 0.81%
Regional Transportation Authority Series Bøø	3.35	6-1-2025	5,905,000	5,905,000
Water & sewer revenue: 0.24%
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2026	500,000	508,665
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2027	600,000	621,272
City of Chicago Wastewater Transmission Revenue Series A	5.00	1-1-2028	600,000	632,001
				1,761,938
				57,825,406
Indiana: 3.47%
Airport revenue: 0.21%
Indianapolis Local Public Improvement Bond Bank Series I2 AMT	5.00	1-1-2026	1,500,000	1,520,813
Education revenue: 0.08%
Town of Upland Taylor University, Inc.	4.00	9-1-2025	590,000	591,021
GO revenue: 0.27%
Westfield-Washington Schools Series C	6.00	1-15-2025	1,300,000	1,300,852
Westfield-Washington Schools Series C	6.00	7-15-2025	675,000	681,406
				1,982,258
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.87%
City of East Chicago Lakeshore Manorøø	3.69%	8-1-2025	$5,000,000	$4,998,897
Lebanon Middle School Building Corp. Series B	5.00	1-15-2026	1,200,000	1,220,743
Marion High School Building Corp. Community Schools Series B	4.00	1-15-2025	225,000	225,042
Marion High School Building Corp. Community Schools Series B	4.00	7-15-2025	225,000	225,783
Posey County RDA Posey County Black Township Allocation Area BAN	5.00	7-15-2025	3,000,000	3,019,875
Vinton-Tecumseh School Building Corp. Lafayette School Corp.	3.00	1-15-2025	505,000	504,863
Westfield RDA	5.00	7-1-2026	520,000	532,786
Westfield RDA	5.00	1-1-2027	535,000	553,011
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	7-15-2028	1,070,000	1,132,084
Westfield-Washington Multi-School Building Corp. Westfield- Washington Schools Series B (BAM Insured)	5.00	1-15-2029	1,050,000	1,118,624
				13,531,708
Industrial development revenue: 1.04%
City of Jeffersonville Metals USA, Inc. (Bank of America N.A. LOC)ø	3.95	12-1-2027	1,080,000	1,080,000
City of Whiting BP Products North America, Inc. Series A AMTøø	5.00	12-1-2044	6,380,000	6,463,118
				7,543,118
				25,168,918
Iowa: 0.75%
Industrial development revenue: 0.48%
Iowa Finance Authority Gevo Iowa RNG LLC AMT (Citibank N.A. LOC)øø	3.88	1-1-2042	3,500,000	3,503,615
Utilities revenue: 0.27%
PEFA, Inc.øø	5.00	9-1-2049	1,920,000	1,950,090
				5,453,705
Kansas: 2.31%
GO revenue: 2.31%
City of Manhattan (BAM Insured)	5.00	6-15-2028	4,000,000	4,082,288
City of Manhattan Series 1 (BAM Insured)	5.00	6-15-2027	2,640,000	2,643,259
City of Park City Series 1	3.63	10-1-2027	5,105,000	5,096,673
City of Valley Center Series 1	4.38	12-1-2025	3,855,000	3,855,717
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2026	280,000	288,043
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2027	330,000	344,884
Harvey County Unified School District 440 Halstead-Bentley (BAM Insured)	5.00	9-1-2028	380,000	401,927
				16,712,791
Kentucky: 1.91%
Education revenue: 0.07%
City of Columbia Lindsey Wilson College, Inc.	4.00	12-1-2025	485,000	481,035
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.51%
Kentucky Interlocal School Transportation Association COP	4.00%	3-1-2028	$710,000	$722,776
Rural Water Financing Agency City of Millington Series A	3.70	5-1-2027	3,000,000	3,005,124
				3,727,900
Utilities revenue: 0.38%
City of Owensboro Electric Light & Power System Revenue	4.00	1-1-2025	1,670,000	1,670,000
Kentucky Public Energy Authority Series A-1	5.00	7-1-2026	500,000	509,180
Kentucky Public Energy Authority Series A-1	5.00	7-1-2027	525,000	539,620
				2,718,800
Water & sewer revenue: 0.95%
Rural Water Financing Agency County of Macon Series B	3.05	5-1-2027	7,000,000	6,880,442
				13,808,177
Louisiana: 1.75%
Health revenue: 0.55%
Louisiana PFA Ochsner Clinic Foundation Obligated Group Series Bøø	5.00	5-15-2050	4,000,000	4,020,682
Industrial development revenue: 0.41%
Parish of St. John the Baptist Marathon Oil Corp. Series A-1øø	4.05	6-1-2037	1,000,000	1,004,437
Parish of St. John the Baptist Marathon Oil Corp. Series Cøø	3.30	6-1-2037	2,000,000	1,968,621
				2,973,058
Tax revenue: 0.67%
State of Louisiana Gasoline & Fuels Tax Revenue Series A (U.S. SOFR+0.50%)±	3.62	5-1-2043	4,865,000	4,847,145
Water & sewer revenue: 0.12%
City of New Orleans Water System Revenue	5.00	12-1-2026	835,000	835,956
				12,676,841
Maryland: 1.57%
Health revenue: 0.69%
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0028 (Morgan Stanley Municipal Funding LOC, Morgan Stanley Municipal Funding LIQ)144Aø	3.87	7-1-2042	5,000,000	5,000,000
Housing revenue: 0.88%
Maryland Community Development Administration 4710 Park Heights Senior LP Series C	5.25	11-1-2025	6,000,000	6,035,956
Maryland Economic Development Corp. PRG-Towson Place Properties LLC Series A-1	5.00	6-1-2028	300,000	308,128
				6,344,084
				11,344,084
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 9

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.73%
Education revenue: 0.15%
Massachusetts Development Finance Agency Springfield College Series A	5.00%	6-1-2025	$1,065,000	$1,067,655
GO revenue: 1.49%
City of Quincy BAN	4.50	7-9-2025	5,254,335	5,290,452
City of Quincy BAN	5.00	7-25-2025	3,000,000	3,029,535
Whitman Hanson Regional School District BAN	5.88	5-15-2025	2,500,000	2,515,928
				10,835,915
Health revenue: 1.04%
Massachusetts HEFA Mass General Brigham, Inc. Series G-2 (AGM Insured)€	2.95	7-1-2042	7,520,000	7,520,000
Housing revenue: 0.05%
Boston Housing Authority Series B	5.00	10-1-2025	380,000	385,401
				19,808,971
Michigan: 0.78%
GO revenue: 0.37%
Carman-Ainsworth Community Schools	4.00	5-1-2025	2,685,000	2,688,981
Health revenue: 0.27%
Kent Hospital Finance Authority Corewell Health Obligated Group (SIFMA Municipal Swap+0.25%)±	3.87	1-15-2047	1,935,000	1,935,000
Miscellaneous revenue: 0.14%
Michigan Finance Authority Series A-2	5.00	8-20-2025	1,000,000	1,009,837
				5,633,818
Minnesota: 1.88%
Airport revenue: 0.79%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2025	750,000	750,000
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2026	2,160,000	2,189,972
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.00	1-1-2028	2,700,000	2,801,083
				5,741,055
Education revenue: 0.14%
City of Minneapolis University Gateway Corp. (Wells Fargo Bank SPA)ø	3.60	12-1-2040	1,000,000	1,000,000
Health revenue: 0.14%
Housing & RDA of The City of St. Paul Minnesota Fairview Health Services Obligated Group Series A	5.00	11-15-2028	1,000,000	1,031,014
Housing revenue: 0.65%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	3.71	8-15-2038	2,035,000	2,035,000
City of Oak Park Heights VSSA Boutwells Landing LLC (FHLMC LIQ)ø	3.56	11-1-2035	785,000	785,000
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.70%	9-15-2031	$1,065,000	$1,065,000
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.74	11-15-2032	800,000	800,000
				4,685,000
Utilities revenue: 0.16%
Northern Municipal Power Agency	5.00	1-1-2026	1,130,000	1,149,459
				13,606,528
Missouri: 0.96%
Health revenue: 0.96%
HEFA of the State of Missouri BJC Healthcare Obligated Group Series Cøø	5.00	5-1-2052	5,000,000	5,259,294
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2025	400,000	400,440
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2026	475,000	482,552
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.00	2-1-2027	760,000	783,985
				6,926,271
Nebraska: 0.83%
Miscellaneous revenue: 0.83%
City of Gretna COP	4.00	12-15-2025	3,000,000	3,001,243
City of Gretna COP	5.00	12-15-2025	3,000,000	3,003,619
				6,004,862
New Hampshire: 0.55%
Education revenue: 0.27%
New Hampshire HEFA Act Trustees of Dartmouth College Series Aøø	3.30	6-1-2040	2,000,000	1,999,938
Housing revenue: 0.28%
New Hampshire HFA Series D (GNMA / FNMA / FHLMC Insured)øø	3.58	7-1-2056	2,000,000	2,002,449
				4,002,387
New Jersey: 2.36%
Education revenue: 0.12%
New Jersey Higher Education Student Assistance Authority Series B AMT	5.00	12-1-2025	850,000	859,604
GO revenue: 0.36%
New Jersey EDA Series GGG144A	5.25	9-1-2025	2,620,000	2,654,584
Housing revenue: 1.24%
Residual Interest Bond Floater Trust Various States Series 2024-012 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	3.75	11-1-2064	9,000,000	9,000,000
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 11

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.64%
Monmouth County Improvement Authority	4.00%	3-14-2025	$2,615,000	$2,617,852
Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.66	9-11-2025	2,000,000	2,000,000
				4,617,852
				17,132,040
New Mexico: 0.41%
Housing revenue: 0.41%
County of Santa Fe Cresta Ranch Apartments LLPøø	3.29	12-10-2049	3,000,000	2,965,966
New York: 4.46%
Education revenue: 0.31%
Albany Industrial Development Agency Research Foundation of State University of New York Series Aø	3.73	7-1-2032	1,810,000	1,810,000
Saratoga County Capital Resource Corp. Skidmore College Series 2021A	5.00	7-1-2025	425,000	428,546
				2,238,546
GO revenue: 1.21%
City of Mount Vernon Series A BAN144A	5.50	5-30-2025	4,500,000	4,513,225
City of New York Series A2 (Mizuho Bank Limited LOC)ø	3.95	10-1-2038	100,000	100,000
City of New York Series A3 (Mizuho Bank Limited LOC)ø	3.95	10-1-2040	200,000	200,000
City of New York Series C-4 (AGM Insured)€	3.00	1-1-2032	800,000	800,000
City of Yonkers Series A (AGM Insured)	5.00	2-15-2025	315,000	315,706
City of Yonkers Series B (AGM Insured)	5.00	2-15-2025	305,000	305,691
Village of Lowville BAN	5.38	8-21-2025	2,500,000	2,503,872
				8,738,494
Health revenue: 0.57%
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AGM Insured)	5.00	4-1-2025	500,000	501,551
New York City Health & Hospitals Corp. Series A	5.00	2-15-2025	3,615,000	3,623,931
				4,125,482
Housing revenue: 1.28%
New York City Housing Development Corp. Series A-2øø	3.70	5-1-2063	6,000,000	6,009,430
New York City Housing Development Corp. Series C-2øø	0.70	11-1-2060	375,000	368,933
New York State Housing Finance Agency Series J	0.75	5-1-2025	2,945,000	2,906,375
				9,284,738
Industrial development revenue: 0.81%
New York State Energy Research & Development Authority National Grid Generation LLC Series A (Ambac Insured)€	4.05	10-1-2028	950,000	950,000
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2026	2,500,000	2,529,255
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2027	2,335,000	2,390,471
				5,869,726
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.28%
Metropolitan Transportation Authority Series A2	5.00%	11-15-2027	$2,000,000	$2,054,297
				32,311,283
North Carolina: 0.70%
Airport revenue: 0.12%
Raleigh Durham Airport Authority Series C (TD Bank N.A. LOC)ø	3.56	5-1-2036	885,000	885,000
Health revenue: 0.24%
Charlotte-Mecklenburg Hospital Authority Atrium Health Obligated Group Series Eøø	0.80	1-15-2048	1,500,000	1,461,314
North Carolina Medical Care Commission Lutheran Services for the Aging, Inc. Obligated Group Series A	4.00	3-1-2025	265,000	264,808
				1,726,122
Industrial development revenue: 0.34%
Cumberland County Industrial Facilities & PCFA American Titanium Metal LLCøø	3.75	12-1-2027	2,500,000	2,495,513
				5,106,635
Ohio: 6.12%
Education revenue: 1.02%
Ohio Higher Educational Facility Commission Xavier University	5.00	5-1-2025	885,000	889,040
Tender Option Bond Trust Receipts/Certificates Series 2024-MS0027 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ)144Aø	3.82	1-15-2031	6,455,000	6,455,000
				7,344,040
GO revenue: 2.52%
City of Fairfield BAN	4.38	4-16-2025	884,000	885,993
City of Huber Heights Series B BAN	4.50	7-10-2025	2,630,000	2,644,570
City of Montgomery BAN	4.50	6-10-2025	2,000,000	2,008,504
City of North Olmsted BAN	5.00	6-25-2025	2,850,000	2,867,751
City of Strongsville BAN144A	5.00	12-10-2025	1,850,000	1,869,159
County of Lorain Series C BAN	4.25	12-5-2025	2,500,000	2,501,369
County of Trumbull BAN144A	5.00	3-13-2025	3,250,000	3,259,028
Monroe Local School District BAN	4.13	12-3-2025	2,200,000	2,206,929
				18,243,303
Health revenue: 1.13%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series B-1øø	5.00	10-1-2049	5,000,000	5,194,007
County of Butler UC Health Obligated Group	5.00	11-15-2025	1,580,000	1,587,013
State of Ohio University Hospitals Health System, Inc. Obligated Group Series Bø	4.13	1-15-2033	1,405,000	1,405,000
				8,186,020
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 13

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.42%
American Municipal Power, Inc. Wapakoneta BAN	4.50%	6-19-2025	$1,000,000	$1,003,575
County of Cuyahoga Convention Hotel Project COP	5.00	12-1-2026	2,000,000	2,065,450
				3,069,025
Resource recovery revenue: 0.27%
Ohio Air Quality Development Authority American Electric Power Co, Inc. Series A AMT	3.75	1-1-2029	2,000,000	1,977,223
Utilities revenue: 0.76%
American Municipal Power, Inc. Fremont Energy Center Revenue Series A	5.00	2-15-2025	500,000	500,998
Lancaster Port Authority Series A (Royal Bank of Canada LIQ)øø	5.00	8-1-2049	5,000,000	5,006,688
				5,507,686
				44,327,297
Oklahoma: 3.26%
Education revenue: 0.17%
University of Oklahoma Series A (BAM Insured)	5.00	7-1-2027	700,000	735,458
University of Oklahoma Series B	5.00	7-1-2025	510,000	514,507
				1,249,965
GO revenue: 0.64%
Lincoln County Independent School District No. 103 Prague	4.50	6-1-2026	1,005,000	1,016,092
McClain County Independent School District No. 1 Newcastle	5.00	7-1-2026	2,035,000	2,085,636
Muskogee County Independent School District No. 29	3.85	7-1-2025	1,550,000	1,548,637
				4,650,365
Health revenue: 0.72%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	4.24	8-15-2031	5,200,000	5,200,000
Housing revenue: 1.42%
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,780,000	1,821,725
Oklahoma Housing Finance Agency Lakeshore Pointe LLCøø	3.35	12-1-2027	5,000,000	4,973,546
Oklahoma Industries Authority Independent School District No. 89	5.00	4-1-2026	1,050,000	1,073,381
Payne County EDA Stillwater Public Schools (BAM Insured)	5.00	9-1-2028	1,415,000	1,500,163
Texas County Development Authority Texas County Independent School District No. 8 Guymon	5.00	10-1-2028	900,000	954,620
				10,323,435
Water & sewer revenue: 0.31%
Tender Option Bond Trust Receipts/Certificates Series 2023-XF1572 (Royal Bank of Canada LIQ)144Aø	3.65	10-1-2045	2,220,000	2,220,000
				23,643,765
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.72%
Airport revenue: 0.67%
Port of Portland Airport Revenue Series 30A AMT	5.00%	7-1-2026	$675,000	$688,820
Port of Portland Airport Revenue Series 30A AMT	5.00	7-1-2029	3,960,000	4,175,546
				4,864,366
GO revenue: 0.05%
Port of Morrow Series A	4.00	6-1-2025	325,000	325,699
				5,190,065
Pennsylvania: 4.54%
Airport revenue: 0.22%
City of Philadelphia Airport Revenue Series A	5.00	7-1-2025	1,545,000	1,558,654
Education revenue: 0.50%
Chester County IDA Avon Grove Charter School	5.00	3-1-2027	2,250,000	2,286,356
Delaware County Authority Neumann University	5.00	10-1-2025	525,000	526,086
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2025	355,000	356,486
Huntingdon County General Authority Juniata College Series T	5.00	10-1-2026	430,000	435,606
				3,604,534
GO revenue: 0.18%
Borough of Dunmore Series A (AGM Insured)	2.00	9-1-2026	170,000	164,038
Octorara Area School District (AGM Insured)	4.00	4-1-2025	600,000	601,000
Riverside School District (BAM Insured)	4.00	10-15-2025	550,000	553,370
				1,318,408
Health revenue: 2.33%
Allegheny County Hospital Development Authority UPMC Obligated Group (SIFMA Municipal Swap+0.70%)±	4.32	11-15-2047	6,000,000	5,948,764
Central Bradford Progress Authority Guthrie Clinic Series Dø	4.22	12-1-2041	6,025,000	6,025,000
Lancaster County Hospital Authority Masonic Villages of the Grand Lodge of Pennsylvania	5.50	11-1-2027	890,000	936,128
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.40	9-1-2050	1,750,000	1,750,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.67	7-15-2043	2,250,000	2,250,000
				16,909,892
Housing revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.00	6-1-2025	1,000,000	1,007,264
Miscellaneous revenue: 0.26%
Sports & Exhibition Authority of Pittsburgh & Allegheny County Regional Asset District Sales Tax Revenue (AGM Insured)	4.00	2-1-2025	1,860,000	1,861,011
Resource recovery revenue: 0.13%
Pennsylvania EDFA Waste Management, Inc. Series B AMTøø	1.10	6-1-2031	1,000,000	946,612
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 15

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
Allentown Neighborhood Improvement Zone Development Authority	5.00%	5-1-2025	$500,000	$502,283
Transportation revenue: 0.69%
Pennsylvania Turnpike Commission Registration Fee Revenue (SIFMA Municipal Swap+0.85%)±	4.47	7-15-2041	5,000,000	4,991,649
Water & sewer revenue: 0.02%
Allegheny County Sanitary Authority Series A	4.00	6-1-2025	150,000	150,411
				32,850,718
Puerto Rico: 0.27%
Miscellaneous revenue: 0.27%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,946,934
Rhode Island: 0.28%
GO revenue: 0.28%
City of Pawtucket Series 2 BAN	4.50	10-24-2025	2,000,000	2,011,190
South Carolina: 0.56%
Health revenue: 0.11%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2027	250,000	256,615
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2028	275,000	283,899
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.00	11-15-2029	250,000	259,248
				799,762
Resource recovery revenue: 0.45%
South Carolina Jobs-EDA Enerra SC-1 LLC144Aøø	3.70	12-15-2027	3,250,000	3,225,915
				4,025,677
Tennessee: 2.28%
Airport revenue: 0.38%
Memphis-Shelby County Airport Authority Series A AMT	5.00	7-1-2025	2,750,000	2,769,559
Housing revenue: 1.23%
Chattanooga Health Educational & Housing Facility Board One Westside Phase 1B LPøø	3.60	6-1-2048	2,000,000	2,004,033
Health Educational & Housing Facility Board of the City of Memphis APP Pershing Park Partners LLLP (FHA Insured)øø	3.25	11-1-2029	4,000,000	3,961,816
Knox County Health Educational & Housing Facility Board Pines III LP (Department of Housing and Urban Development Insured)øø	3.10	9-1-2029	3,000,000	2,957,200
				8,923,049
Utilities revenue: 0.67%
Tennergy Corp. Series A	5.00	6-1-2028	275,000	287,097
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tennergy Corp. Series A	5.00%	6-1-2029	$860,000	$903,867
Tennessee Energy Acquisition Corp. Gas Project Series A-1øø	5.00	5-1-2053	3,500,000	3,607,838
				4,798,802
				16,491,410
Texas: 12.37%
Airport revenue: 0.98%
City of El Paso Airport Revenue AMT	5.00	8-15-2026	2,000,000	2,042,832
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2026	1,000,000	1,021,941
City of Houston Airport System Revenue Series A AMT (AGM Insured)	5.00	7-1-2027	3,000,000	3,100,961
Port Authority of Houston of Harris County Texas	5.00	10-1-2025	950,000	963,407
				7,129,141
Education revenue: 0.27%
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2025	170,000	170,135
Arlington Higher Education Finance Corp. Harmony Public Schools Series A	4.00	2-15-2026	280,000	282,636
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2028	360,000	381,911
Clifton Higher Education Finance Corp. Braination, Inc.	5.00	8-15-2029	380,000	407,940
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2026	675,000	681,810
				1,924,432
GO revenue: 4.85%
Andrews County Hospital District	5.00	3-15-2025	1,140,000	1,143,000
City of Beaumont	5.00	3-1-2025	1,065,000	1,068,129
City of Port Arthur (BAM Insured)	5.00	2-15-2025	445,000	445,957
Clear Creek Independent School District Series Bøø	3.60	2-15-2035	2,250,000	2,253,254
County of Fort Bend Series B	5.00	3-1-2029	3,500,000	3,508,264
El Paso Independent School Districtøø	5.00	2-1-2040	2,250,000	2,286,834
Fort Bend Independent School District Series Bøø	0.88	8-1-2050	3,020,000	2,972,035
Fort Bend Independent School District Series Bøø	4.00	8-1-2054	5,000,000	5,075,418
Little Elm Independent School Districtøø	0.68	8-15-2048	280,000	275,239
North East Independent School Districtøø	3.75	8-1-2049	3,000,000	3,018,773
Northside Independent School District Series Bøø	3.45	8-1-2054	2,500,000	2,503,398
Plainview Independent School District Series Bøø	4.00	2-15-2050	2,035,000	2,044,847
Ponder Independent School Districtøø	4.00	2-15-2051	2,000,000	2,032,637
Sinton Independent School Districtø	4.00	8-15-2051	3,540,000	3,551,339
State of Texas Series A	3.20	10-1-2028	3,000,000	2,960,494
				35,139,618
Health revenue: 0.58%
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2026	700,000	716,793
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2027	700,000	729,548
Midland County Hospital District Series A (BAM Insured)	5.00	5-15-2028	760,000	805,086
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 17

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Tarrant County Cultural Education Facilities Finance Corp. CHRISTUS Health Obligated Group Series B	5.00%	7-1-2025	$1,250,000	$1,259,937
Tarrant County Cultural Education Facilities Finance Corp. Methodist Hospitals of Dallas Obligated Group Series B (TD Bank N.A. LOC)ø	3.80	10-1-2041	700,000	700,000
				4,211,364
Housing revenue: 0.71%
City of Dallas Housing Finance Corp. Mondello Apartments LLC (FHA Insured)øø	5.00	8-1-2027	1,785,000	1,828,478
Tender Option Bond Trust Receipts/Certificates Series 2024-XG0585 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	4.05	7-1-2064	3,300,000	3,300,000
				5,128,478
Resource recovery revenue: 0.90%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Cø	4.30	4-1-2040	6,500,000	6,500,000
Tax revenue: 1.88%
City of Dallas144Aøø	6.00	8-15-2053	8,000,000	8,015,706
City of Houston Hotel Occupancy Tax & Special Revenue	5.00	9-1-2029	1,500,000	1,501,827
Harris County-Houston Sports Authority Series B (AGC Insured)	5.00	11-15-2026	4,000,000	4,118,862
				13,636,395
Transportation revenue: 0.89%
Central Texas Regional Mobility Authority Series F BAN	5.00	1-1-2025	5,000,000	5,000,000
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2027	500,000	520,152
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2028	450,000	476,324
County of Fort Bend Toll Road Revenue (AGM Insured)	5.00	3-1-2029	400,000	429,409
				6,425,885
Utilities revenue: 1.10%
City of San Antonio Electric & Gas Systems Revenueøø	3.65	2-1-2053	3,000,000	3,013,544
City of San Antonio Electric & Gas Systems Revenue (SIFMA Municipal Swap+0.87%)±	4.49	2-1-2048	4,000,000	3,999,069
Texas Municipal Power Agency (AGM Insured)	3.00	9-1-2025	1,000,000	995,008
				8,007,621
Water & sewer revenue: 0.21%
San Antonio Water System Series A (Truist Bank SPA)ø	4.08	5-1-2054	1,500,000	1,500,000
				89,602,934
Utah: 0.42%
Airport revenue: 0.32%
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2025	1,325,000	1,333,121
City of Salt Lake City Airport Revenue Series A AMT	5.00	7-1-2026	1,000,000	1,019,742
				2,352,863
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
Southern Utah Valley Power Systems (BAM Insured)	5.00%	7-15-2028	$400,000	$423,477
Southern Utah Valley Power Systems (BAM Insured)	5.00	7-15-2029	285,000	305,291
				728,768
				3,081,631
Vermont: 0.55%
Housing revenue: 0.55%
Vermont Housing Finance Agency Series E-2 (FHA Insured)	3.50	11-1-2026	4,000,000	3,973,294
Virginia: 1.46%
Education revenue: 0.04%
Virginia College Building Authority Regent University	5.00	6-1-2025	250,000	250,409
Health revenue: 0.19%
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2026	500,000	512,368
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2027	500,000	520,443
Isle of Wight County EDA Riverside Healthcare Association Obligated Group (AGM Insured)	5.00	7-1-2028	350,000	369,736
				1,402,547
Housing revenue: 0.55%
Virginia Housing Development Authority Series Føø	3.63	7-1-2055	4,000,000	3,983,931
Industrial development revenue: 0.28%
Virginia Small Business Financing Authority Pure Salmon Virginia LLC AMTøø	4.00	11-1-2052	2,000,000	2,000,735
Utilities revenue: 0.40%
Louisa IDA Virginia Electric & Power Co. Series Bøø	0.75	11-1-2035	3,000,000	2,912,041
				10,549,663
Washington: 1.33%
Airport revenue: 0.83%
Port of Seattle Series B AMT	5.00	7-1-2025	3,500,000	3,521,795
Port of Seattle Series C AMT	5.00	4-1-2025	2,500,000	2,501,513
				6,023,308
Health revenue: 0.21%
Washington Health Care Facilities Authority Multicare Health System Obligated Group Series B	5.00	8-15-2027	1,500,000	1,511,979
Housing revenue: 0.29%
Seattle Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,175,000	2,073,754
				9,609,041
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 19

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 0.95%
Industrial development revenue: 0.40%
West Virginia EDA Appalachian Power Co. Series Aøø	0.63%	12-1-2038	$3,000,000	$2,878,216
Resource recovery revenue: 0.35%
West Virginia EDA Kentucky Power Co. Series 2014-A AMTøø	4.70	4-1-2036	2,500,000	2,519,337
Utilities revenue: 0.20%
West Virginia EDA Appalachian Power Co. Series Bøø	3.75	12-1-2042	1,450,000	1,450,622
				6,848,175
Wisconsin: 7.59%
GO revenue: 0.36%
City of Milwaukee Series N3 (AGM Insured)	5.00	4-1-2029	690,000	739,367
County of Winnebago	5.00	4-1-2025	1,830,000	1,837,636
				2,577,003
Health revenue: 1.05%
PFA Renown Regional Medical Center Obligated Group Series A	5.00	6-1-2025	385,000	386,844
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2027	850,000	885,769
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2028	900,000	953,664
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series A	5.00	4-1-2029	850,000	914,001
Wisconsin HEFA Advocate Aurora Health Obligated Group Series B- 4øø	5.00	8-15-2054	2,415,000	2,417,682
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2026	670,000	670,978
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2027	1,415,000	1,416,981
				7,645,919
Housing revenue: 2.13%
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.60	3-1-2042	8,915,000	8,915,000
Wisconsin Housing & EDA Housing Revenue Series B (FHLB SPA)ø	3.60	5-1-2055	5,360,000	5,360,000
Wisconsin Housing & EDA Flats at Bishops Woods LP Series Føø	5.00	12-1-2027	1,100,000	1,132,789
				15,407,789
Miscellaneous revenue: 3.16%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.30	6-1-2036	11,000,000	11,000,000
City of Watertown	4.00	10-1-2025	1,225,000	1,225,834
PMA Levy & Aid Anticipation Notes Program Series A	5.00	9-24-2025	5,000,000	5,055,708
Town of Clayton Series B	2.00	6-1-2026	1,000,000	967,376
Village of Pewaukee	5.00	4-15-2025	1,600,000	1,607,087
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	3,000,000	3,050,217
				22,906,222
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Municipal Income Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.41%
PFA Duke Energy Progress LLC Series A-1øø	3.30%	10-1-2046	$3,000,000	$2,990,929
Water & sewer revenue: 0.48%
Town of Clayton Water & Sewer System Revenue Series C BAN	2.00	6-1-2026	1,500,000	1,451,065
Village of Sharon Combined Utility System Revenue Series A BAN	5.00	12-1-2026	2,000,000	2,029,316
				3,480,381
				55,008,243
Wyoming: 0.42%
Health revenue: 0.42%
County of Laramie Cheyenne Regional Medical Center	4.00	5-1-2025	1,030,000	1,032,037
Sublette County Hospital District Construction Project Series A	5.00	6-15-2026	2,000,000	1,998,663
				3,030,700
Total municipal obligations (Cost $700,779,652)				699,133,685

Yield
Short-term investments: 1.45%
Commercial paper: 1.38%
County of Mercer	3.50	1-14-2025	10,000,000	9,999,299

			Shares
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.42	520,562	520,562
Total short-term investments (Cost $10,520,562)				10,519,861
Total investments in securities (Cost $718,800,214)	99.01%			717,153,546
Other assets and liabilities, net	0.99			7,147,567
Total net assets	100.00%			$724,301,113

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 21

Portfolio of investments—December 31, 2024 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CDA	Community Development Authority
COP	Certificate of participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,647,326	$231,689,090	$(235,815,854)	$0	$0	$520,562	520,562	$114,637
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Municipal Income Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $718,279,652)	$716,632,984
Investments in affiliated securities, at value (cost $520,562)	520,562
Receivable for interest	7,950,162
Receivable for Fund shares sold	2,646,859
Receivable for investments sold	640,303
Prepaid expenses and other assets	105,752
Total assets	728,496,622
Liabilities
Payable for Fund shares redeemed	3,151,344
Dividends payable	740,199
Management fee payable	70,223
Administration fees payable	50,591
Shareholder servicing fees payable	38,583
Trustees’ fees and expenses payable	4,972
Distribution fee payable	1,262
Accrued expenses and other liabilities	138,335
Total liabilities	4,195,509
Total net assets	$724,301,113
Net assets consist of
Paid-in capital	$757,195,936
Total distributable loss	(32,894,823)
Total net assets	$724,301,113
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 23

Statement of assets and liabilities—December 31, 2024 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$139,160,441
Shares outstanding–Class A1	14,450,814
Net asset value per share–Class A	$9.63
Maximum offering price per share – Class A2	$9.83
Net assets–Class A2	$43,533,682
Shares outstanding–Class A2[1]	4,520,113
Net asset value per share–Class A2	$9.63
Net assets–Class C	$1,917,224
Shares outstanding–Class C1	200,763
Net asset value per share–Class C	$9.55
Net assets–Class R6	$280,901,674
Shares outstanding–Class R6[1]	29,168,260
Net asset value per share–Class R6	$9.63
Net assets–Administrator Class	$6,793,324
Shares outstanding–Administrator Class[1]	705,245
Net asset value per share–Administrator Class	$9.63
Net assets–Institutional Class	$251,994,768
Shares outstanding–Institutional Class[1]	26,157,477
Net asset value per share–Institutional Class	$9.63
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Municipal Income Fund

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$13,316,346
Income from affiliated securities	114,637
Total investment income	13,430,983
Expenses
Management fee	984,208
Administration fees
Class A	108,052
Class A2	31,082
Class C	1,484
Class R6	43,477
Administrator Class	3,387
Institutional Class	121,302
Shareholder servicing fees
Class A	179,171
Class A2	31,044
Class C	2,473
Administrator Class	8,412
Distribution fee
Class C	7,419
Custody and accounting fees	2
Professional fees	30,004
Registration fees	21,563
Shareholder report expenses	2
Trustees’ fees and expenses	12,485
Other fees and expenses	12,152
Total expenses	1,597,719
Less: Fee waivers and/or expense reimbursements
Fund-level	(391,396)
Class A	(49,191)
Class A2	(14,554)
Class C	(685)
Administrator Class	(619)
Net expenses	1,141,274
Net investment income	12,289,709
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(30,326)
Net change in unrealized gains (losses) on investments	2,504,352
Net realized and unrealized gains (losses) on investments	2,474,026
Net increase in net assets resulting from operations	$14,763,735
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$12,289,709		$22,172,146
Net realized losses on investments		(30,326)		(17,904)
Net change in unrealized gains (losses) on investments		2,504,352		9,111,280
Net increase in net assets resulting from operations		14,763,735		31,265,522
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,959,647)		(3,933,543)
Class A2		(586,683)		(635,296)
Class C		(19,430)		(39,307)
Class R6		(4,383,836)		(6,874,477)
Administrator Class		(92,206)		(168,110)
Institutional Class		(4,489,505)		(9,859,705)
Total distributions to shareholders		(11,531,307)		(21,510,438)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	925,230	8,907,602	1,042,285	9,929,828
Class A2	1,918,883	18,494,322	1,673,936	15,990,744
Class C	6,371	60,912	22,750	214,927
Class R6	8,724,972	84,026,998	21,599,697	205,716,231
Administrator Class	21,236	204,504	15,254	145,502
Institutional Class	9,990,182	96,279,111	38,545,394	366,576,715
		207,973,449		598,573,947
Reinvestment of distributions
Class A	189,475	1,826,874	391,107	3,728,385
Class A2	60,478	583,231	66,777	635,296
Class C	194	1,853	598	5,661
Class R6	52,067	501,985	71,448	681,801
Administrator Class	9,344	90,107	17,203	164,129
Institutional Class	401,423	3,871,008	875,689	8,353,789
		6,875,058		13,569,061
Payment for shares redeemed
Class A	(1,371,467)	(13,214,363)	(10,339,792)	(98,144,213)
Class A2	(809,490)	(7,811,285)	(791,223)	(7,540,877)
Class C	(44,086)	(420,783)	(86,744)	(818,306)
Class R6	(6,973,085)	(67,221,119)	(23,077,282)	(219,944,566)
Administrator Class	(20,645)	(199,007)	(147,281)	(1,404,479)
Institutional Class	(19,482,626)	(188,024,445)	(37,389,289)	(356,568,673)
		(276,891,002)		(684,421,114)
Net decrease in net assets resulting from capital share transactions		(62,042,495)		(72,278,106)
Total decrease in net assets		(58,810,067)		(62,523,022)
Net assets
Beginning of period		783,111,180		845,634,202
End of period		$724,301,113		$783,111,180
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.14 [1]	0.23 [1]	0.13 [1]	0.03	0.04	0.12
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.04	(0.16)	0.02	(0.01)
Total from investment operations	0.16	0.33	0.17	(0.13)	0.06	0.11
Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.13)	(0.03)	(0.04)	(0.12)
Net asset value, end of period	$9.63	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	1.70%	3.57%	1.83%	(1.38)%	0.62%	1.13%
Ratios to average net assets (annualized)
Gross expenses	0.67%	0.66%	0.67%	0.66%	0.66%	0.77%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.65%
Net investment income	2.91%	2.40%	1.37%	0.29%	0.42%	1.21%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$139,160	$141,123	$224,086	$291,008	$317,609	$376,203

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A2		2024	2023	2022	2021	2020[1]
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59	$9.58
Net investment income	0.15 [2]	0.24 [2]	0.14 [2]	0.03	0.04	0.01
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.04	(0.16)	0.02	0.01
Total from investment operations	0.17	0.34	0.18	(0.13)	0.06	0.02
Distributions to shareholders from
Net investment income	(0.14)	(0.23)	(0.14)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$9.63	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[3]	1.75%	3.67%	1.93%	(1.36)%	0.62%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.56%	0.57%	0.64%	0.66%	0.65%
Net expenses	0.40%	0.40%	0.40%	0.48%	0.50%	0.50%
Net investment income	3.02%	2.56%	1.45%	0.29%	0.40%	0.88%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$43,534	$32,151	$22,782	$39,575	$42,354	$25

[1]	For the period from May 29, 2020 (commencement of class operations) to June 30, 2020.
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.52	$9.41	$9.32	$9.48	$9.41	$9.43
Net investment income	0.10 [1]	0.16 [1]	0.06 [1]	0.00 [1,2]	0.00 [1,2]	0.04 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.07	0.00
Net realized and unrealized gains (losses) on investments	0.03	0.10	0.09	(0.16)	0.00	(0.02)
Total from investment operations	0.13	0.26	0.15	(0.16)	0.07	0.02
Distributions to shareholders from
Net investment income	(0.10)	(0.15)	(0.06)	(0.00)[2]	(0.00)[2]	(0.04)
Net asset value, end of period	$9.55	$9.52	$9.41	$9.32	$9.48	$9.41
Total return[3]	1.32%	2.81%	1.62%[4]	(1.67)%	0.76%[5]	0.26%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.41%	1.42%	1.40%	1.41%	1.51%
Net expenses	1.25%	1.25%	1.25%	0.81%*	0.92%*	1.41%
Net investment income	2.16%	1.68%	0.66%	0.02%	0.02%	0.47%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$1,917	$2,267	$2,839	$2,448	$1,659	$2,925

*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended June 30, 2022	0.44%
Year ended June 30, 2021	0.33%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended June 30, 2023, the Fund received payments from a service provider which had a 0.51% impact on the total return.
[5]	During the year ended June 30, 2021, the Fund received a payment from an affiliate which had a 0.73% impact on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.16 [1]	0.26 [1]	0.15 [1]	0.06	0.07	0.15
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.05	(0.16)	0.02	(0.01)
Total from investment operations	0.18	0.36	0.20	(0.10)	0.09	0.14
Distributions to shareholders from
Net investment income	(0.15)	(0.25)	(0.16)	(0.06)	(0.07)	(0.15)
Net asset value, end of period	$9.63	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	1.85%	3.88%	2.13%	(1.09)%	0.92%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.30%	0.29%	0.29%	0.28%	0.28%	0.38%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.31%
Net investment income	3.22%	2.74%	1.61%	0.56%	0.71%	1.54%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$280,902	$262,581	$272,993	$668,633	$1,032,413	$822,986

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Municipal Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.14 [1]	0.23 [1]	0.13 [1]	0.03 [1]	0.04	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.02	0.10	0.04	(0.16)	0.02	(0.01)
Total from investment operations	0.16	0.33	0.17	(0.13)	0.06	0.11
Distributions to shareholders from
Net investment income	(0.13)	(0.22)	(0.13)	(0.03)	(0.04)	(0.12)
Net asset value, end of period	$9.63	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	1.70%	3.57%	1.83%	(1.39)%	0.62%	1.19%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.61%	0.61%	0.60%	0.60%	0.70%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.59%
Net investment income	2.92%	2.43%	1.36%	0.27%	0.42%	1.28%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$6,793	$6,674	$7,689	$10,929	$15,157	$18,243

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Municipal Income Fund | 31

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60	$9.49	$9.45	$9.61	$9.59	$9.60
Net investment income	0.15 [1]	0.26 [1]	0.15 [1]	0.05	0.06	0.14
Net realized and unrealized gains (losses) on investments	0.03	0.10	0.05	(0.16)	0.02	0.00
Total from investment operations	0.18	0.36	0.20	(0.11)	0.08	0.14
Distributions to shareholders from
Net investment income	(0.15)	(0.25)	(0.16)	(0.05)	(0.06)	(0.15)
Net asset value, end of period	$9.63	$9.60	$9.49	$9.45	$9.61	$9.59
Total return[2]	1.82%	3.83%	2.08%	(1.14)%	0.87%	1.42%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.33%	0.33%	0.43%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.36%
Net investment income	3.15%	2.70%	1.58%	0.52%	0.66%	1.50%
Supplemental data
Portfolio turnover rate	29%	42%	29%	46%	30%	55%
Net assets, end of period (000s omitted)	$251,995	$338,315	$315,246	$734,360	$783,690	$685,081

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Ultra Short-Term Municipal Income Fund | 33

Notes to financial statements (unaudited)
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $718,857,228 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$842,048
Gross unrealized losses	(2,545,730)
Net unrealized losses	$(1,703,682)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $5,662,106 in short-term capital losses and $26,239,722 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed-end fund obligations	$0	$7,500,000	$0	$7,500,000
Municipal obligations	0	699,133,685	0	699,133,685
Short-term investments
Commercial paper	0	9,999,299	0	9,999,299
Investment companies	520,562	0	0	520,562
Total assets	$520,562	$716,632,984	$0	$717,153,546
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
34 | Allspring Ultra Short-Term Municipal Income Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Class C	1.25
Class R6	0.20
Administrator Class	0.50
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $581 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Allspring Ultra Short-Term Municipal Income Fund | 35

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $174,895,000, $133,040,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months December 31, 2024 were $186,159,934 and $177,708,050, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
36 | Allspring Ultra Short-Term Municipal Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short-Term Municipal Income Fund | 37

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

38 | Allspring Ultra Short-Term Municipal Income Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3011 12-24

Allspring Wisconsin Tax-Free Fund
Long Form Financial Statements
Semi-Annual Report
December 31, 2024

Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.61%
Alabama: 1.37%
Utilities revenue: 1.37%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,000,230
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	789,754
				1,789,984
California: 0.40%
Utilities revenue: 0.40%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	525,368
Florida: 0.19%
Resource recovery revenue: 0.19%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	249,294
Guam: 6.32%
Airport revenue: 2.01%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	200,000	205,172
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	281,728
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	418,606
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	265,267
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,006,823
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	454,379
				2,631,975
Miscellaneous revenue: 0.36%
Territory of Guam Series F	4.00	1-1-2042	500,000	475,109
Tax revenue: 0.79%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,036,065
Utilities revenue: 0.82%
Guam Power Authority Series A	5.00	10-1-2026	500,000	513,539
Guam Power Authority Series A	5.00	10-1-2038	550,000	562,796
				1,076,335
Water & sewer revenue: 2.34%
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	514,240
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,235,373
Guam Government Waterworks Authority Series A	5.00	1-1-2050	300,000	308,103
				3,057,716
				8,277,200
Illinois: 1.01%
GO revenue: 0.81%
City of Chicago Series B	5.00	1-1-2031	1,000,000	1,058,605
The accompanying notes are an integral part of these financial statements.
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69%	12-1-2026	$266,000	$260,069
				1,318,674
Minnesota: 2.05%
Health revenue: 0.94%
City of Center City Hazelden Betty Ford Foundation Series 2025B%%	5.00	11-1-2044	1,165,000	1,234,657
Housing revenue: 1.11%
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,454,506
				2,689,163
New Jersey: 0.35%
Education revenue: 0.35%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	455,021
New York: 1.08%
Education revenue: 1.08%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	417,548
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	1,000,898
				1,418,446
Pennsylvania: 2.02%
Education revenue: 0.45%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	589,680
Health revenue: 1.57%
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,048,928
				2,638,608
Puerto Rico: 2.93%
Health revenue: 1.44%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	207,970
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	466,592
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00%	7-1-2032	$925,000	$985,704
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	232,436
				1,892,702
Miscellaneous revenue: 1.49%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,946,934
				3,839,636
Texas: 2.23%
Education revenue: 0.77%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,009,382
GO revenue: 1.46%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,906,222
				2,915,604
Wisconsin: 79.66%
Education revenue: 8.68%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	500,646
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	489,872
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,431,990
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,504,723
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,111,896
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	866,692
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	712,432
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	697,409
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	524,895
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	691,458
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	735,000	744,326
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,088,630
				11,364,969
GO revenue: 2.04%
City of Milwaukee Series B6	5.00	4-1-2025	550,000	551,802
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,111,957
				2,663,759
The accompanying notes are an integral part of these financial statements.
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 24.75%
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00%	7-1-2037	$275,000	$279,329
PFA Appalachian Regional Healthcare System Obligated Group Series A	5.00	7-1-2038	375,000	379,835
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	3.62	2-15-2054	2,500,000	2,500,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (BMO Harris Bank N.A. SPA)øø	3.80	4-1-2048	740,000	740,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.80	4-1-2054	1,700,000	1,700,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	182,823
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	160,729
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,845,000	3,070,481
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,964,736
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,647
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,354,109
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	207,261
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	165,253
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	411,418
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	662,754
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	509,118
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	1,635,000	1,611,609
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	97,675
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	72,780
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,918,583
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	723,577
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	411,018
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	517,909
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	902,002
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	550,000	551,223
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	403,315
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	579,765
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	468,854
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,024,499
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,215,755
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	250,000	252,073
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,409,320
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	922,684
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00%	9-15-2045	$650,000	$569,931
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	416,488
				32,409,553
Housing revenue: 35.52%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,381,892
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	258,357
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,350,405
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,534,830
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	114,506
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	223,289
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	762,318
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,587,075
Kaukauna RDA	3.75	6-1-2032	850,000	846,287
Kaukauna RDA	4.00	6-1-2025	425,000	426,251
Kaukauna RDA	4.00	6-1-2028	425,000	426,554
Kaukauna RDA	4.00	6-1-2035	900,000	900,455
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	336,340
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	201,409
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	773,959
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	696,811
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	514,322
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	220,000	227,346
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,052,772
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,034,892
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	774,511
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	607,124
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	915,659
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	547,732
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,113,650
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	927,863
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,021,583
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	87,192
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	87,187
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	435,886
Wisconsin Dells CDA Tax Incremental District No. 2	5.00	3-1-2025	210,000	210,238
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	519,278
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	3.60	3-1-2042	1,600,000	1,600,000
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	496,141
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,000,000	982,029
Wisconsin Housing & EDA Housing Revenue Series A AMT (FHLB SPA)ø	3.60	5-1-2055	1,500,000	1,500,000
Wisconsin Housing & EDA Housing Revenue Series A (Department of Housing and Urban Development Insured)	4.38	11-1-2038	1,250,000	1,255,423
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75	11-1-2055	1,500,000	1,492,029
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,077,675
The accompanying notes are an integral part of these financial statements.
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80%	5-1-2025	$275,000	$271,529
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	310,562
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	195,704
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	310,488
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	289,351
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	318,909
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,000,000	2,044,995
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,360,457
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E	4.75	6-1-2043	3,000,000	3,058,691
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	732,793
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	165,631
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,265,854
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,887,230
				46,513,464
Miscellaneous revenue: 6.64%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø##	3.30	6-1-2036	4,200,000	4,200,000
Wisconsin Center District (AGM Insured)	5.25	12-15-2027	775,000	802,527
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,565,264
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	88,885
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2028	1,075,000	919,327
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2030	595,000	467,738
Wisconsin Center District Series D CAB (AGM Insured)¤	0.00	12-15-2045	1,750,000	655,197
				8,698,938
Tax revenue: 1.65%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2025	200,000	193,995
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2027	270,000	245,904
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	1,675,000	1,725,082
				2,164,981
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 7

Portfolio of investments—December 31, 2024 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø		3.30%	10-1-2046	$500,000	$498,488
					104,314,152
Total municipal obligations (Cost $136,520,622)					130,431,150
Total investments in securities (Cost $136,520,622)	99.61%				130,431,150
Other assets and liabilities, net	0.39				513,415
Total net assets	100.00%				$130,944,565

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
8 | Allspring Wisconsin Tax-Free Fund

Statement of assets and liabilities—December 31, 2024 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $136,520,622)	$130,431,150
Cash	352,003
Receivable for interest	1,451,609
Receivable for Fund shares sold	383,780
Prepaid expenses and other assets	55,698
Total assets	132,674,240
Liabilities
Payable for when-issued transactions	1,229,669
Payable for Fund shares redeemed	326,294
Management fee payable	25,815
Dividends payable	25,064
Shareholder servicing fees payable	13,328
Administration fees payable	12,908
Trustees’ fees and expenses payable	6,941
Distribution fee payable	1,938
Accrued expenses and other liabilities	87,718
Total liabilities	1,729,675
Total net assets	$130,944,565
Net assets consist of
Paid-in capital	$137,798,121
Total distributable loss	(6,853,556)
Total net assets	$130,944,565
Computation of net asset value and offering price per share
Net assets–Class A	$57,653,906
Shares outstanding–Class A1	5,559,271
Net asset value per share–Class A	$10.37
Maximum offering price per share – Class A2	$10.86
Net assets–Class C	$2,889,766
Shares outstanding–Class C1	278,675
Net asset value per share–Class C	$10.37
Net assets–Institutional Class	$70,400,893
Shares outstanding–Institutional Class[1]	6,787,605
Net asset value per share–Institutional Class	$10.37
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 9

Statement of operations—six months ended December 31, 2024 (unaudited)
Statement of operations
Investment income
Interest	$2,247,660
Expenses
Management fee	261,866
Administration fees
Class A	43,719
Class C	2,152
Institutional Class	27,909
Shareholder servicing fees
Class A	72,835
Class C	3,584
Distribution fee
Class C	10,753
Custody and accounting fees	2,379
Professional fees	28,137
Registration fees	31,675
Shareholder report expenses	8,433
Trustees’ fees and expenses	11,511
Other fees and expenses	7,886
Total expenses	512,839
Less: Fee waivers and/or expense reimbursements
Fund-level	(64,637)
Class A	(40,009)
Class C	(1,964)
Net expenses	406,229
Net investment income	1,841,431
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(183,540)
Net change in unrealized gains (losses) on investments	566,423
Net realized and unrealized gains (losses) on investments	382,883
Net increase in net assets resulting from operations	$2,224,314
The accompanying notes are an integral part of these financial statements.
10 | Allspring Wisconsin Tax-Free Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended December 31, 2024 (unaudited)		Year ended June 30, 2024
Operations
Net investment income		$1,841,431		$3,523,964
Net realized losses on investments		(183,540)		(43,325)
Net change in unrealized gains (losses) on investments		566,423		532,941
Net increase in net assets resulting from operations		2,224,314		4,013,580
Distributions to shareholders from
Net investment income and net realized gains
Class A		(795,820)		(1,550,931)
Class C		(28,412)		(53,682)
Institutional Class		(1,016,063)		(1,891,132)
Total distributions to shareholders		(1,840,295)		(3,495,745)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	306,214	3,206,409	453,875	4,593,209
Class C	30,124	315,216	36,100	371,654
Institutional Class	981,117	10,246,007	2,118,014	21,617,449
		13,767,632		26,582,312
Reinvestment of distributions
Class A	69,655	728,104	142,037	1,446,502
Class C	2,620	27,390	5,159	52,503
Institutional Class	94,287	985,741	182,901	1,862,809
		1,741,235		3,361,814
Payment for shares redeemed
Class A	(282,255)	(2,948,684)	(1,359,082)	(13,792,958)
Class C	(25,507)	(266,159)	(89,563)	(910,852)
Institutional Class	(650,122)	(6,794,744)	(3,511,871)	(35,397,405)
		(10,009,587)		(50,101,215)
Net increase (decrease) in net assets resulting from capital share transactions		5,499,280		(20,157,089)
Total increase (decrease) in net assets		5,883,299		(19,639,254)
Net assets
Beginning of period		125,061,266		144,700,520
End of period		$130,944,565		$125,061,266
The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.34	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.14 [1]	0.27 [1]	0.25	0.20	0.21	0.25
Net realized and unrealized gains (losses) on investments	0.03	0.09	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.17	0.36	0.20	(0.77)	0.37	0.33
Distributions to shareholders from
Net investment income	(0.14)	(0.27)	(0.25)	(0.20)	(0.21)	(0.25)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.14)	(0.27)	(0.25)	(0.21)	(0.21)	(0.25)
Net asset value, end of period	$10.37	$10.34	$10.25	$10.30	$11.28	$11.12
Total return[3]	1.68%	3.58%	1.95%	(6.93)%	3.37%	3.05%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.95%	0.95%	0.92%	0.92%	0.95%
Net expenses	0.70%	0.70%	0.70%	0.69%	0.68%	0.69%
Net investment income	2.73%	2.67%	2.41%	1.79%	1.88%	2.24%
Supplemental data
Portfolio turnover rate	12%	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$57,654	$56,490	$63,820	$66,388	$76,836	$81,173

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Wisconsin Tax-Free Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.33	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.11 [1]	0.19 [1]	0.17	0.11	0.13	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.03	0.08	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.14	0.27	0.12	(0.86)	0.29	0.25
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.17)	(0.11)	(0.13)	(0.17)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.10)	(0.19)	(0.17)	(0.12)	(0.13)	(0.17)
Net asset value, end of period	$10.37	$10.33	$10.25	$10.30	$11.28	$11.12
Total return[3]	1.39%	2.71%	1.18%	(7.64)%	2.58%	2.27%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.70%	1.70%	1.66%	1.67%	1.70%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.98%	1.91%	1.65%	1.02%	1.12%	1.49%
Supplemental data
Portfolio turnover rate	12%	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$2,890	$2,805	$3,276	$4,204	$5,496	$5,842

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Wisconsin Tax-Free Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended December 31, 2024 (unaudited)	Year ended June 30
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.34	$10.25	$10.30	$11.28	$11.12	$11.04
Net investment income	0.15 [1]	0.29 [1]	0.27	0.22	0.23	0.27
Net realized and unrealized gains (losses) on investments	0.03	0.09	(0.05)	(0.97)	0.16	0.08
Total from investment operations	0.18	0.38	0.22	(0.75)	0.39	0.35
Distributions to shareholders from
Net investment income	(0.15)	(0.29)	(0.27)	(0.22)	(0.23)	(0.27)
Net realized gains	0.00	0.00	0.00	(0.01)	0.00	(0.00)[2]
Total distributions to shareholders	(0.15)	(0.29)	(0.27)	(0.23)	(0.23)	(0.27)
Net asset value, end of period	$10.37	$10.34	$10.25	$10.30	$11.28	$11.12
Total return[3]	1.77%	3.77%	2.13%	(6.78)%	3.54%	3.23%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.63%	0.62%	0.59%	0.59%	0.62%
Net expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	2.91%	2.85%	2.59%	1.96%	2.04%	2.40%
Supplemental data
Portfolio turnover rate	12%	9%	15%	12%	10%	24%
Net assets, end of period (000s omitted)	$70,401	$65,766	$77,605	$78,887	$88,620	$68,230

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Wisconsin Tax-Free Fund | 15

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2024, the aggregate cost of all investments for federal income tax purposes was $136,525,869 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$454,603
Gross unrealized losses	(6,549,322)
Net unrealized losses	$(6,094,719)
As of June 30, 2024, the Fund had capital loss carryforwards which consisted of $100,139 in short-term capital losses and $478,513 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$130,431,150	$0	$130,431,150
Total assets	$0	$130,431,150	$0	$130,431,150
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
16 | Allspring Wisconsin Tax-Free Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.290
Over $10 billion	0.280
For the six months ended December 31, 2024, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through October 31, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of December 31, 2024, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Institutional Class	0.52
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
Allspring Wisconsin Tax-Free Fund | 17

Notes to financial statements (unaudited)
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended December 31, 2024, Allspring Funds Distributor received $775 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended December 31, 2024.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class and are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $7,300,000, $1,500,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended December 31, 2024.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended December 31, 2024 were $15,295,986 and $14,655,260, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000 (prior to July 9, 2024: $350,000,000), revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended December 31, 2024, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territory of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund. As of the end of the period, the Fund’s  investments were concentrated in the state of Wisconsin.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
18 | Allspring Wisconsin Tax-Free Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Wisconsin Tax-Free Fund | 19

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

20 | Allspring Wisconsin Tax-Free Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3328 12-24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 26, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: February 26, 2025